NYLIAC Corporate Sponsored

Variable Universal Life

Separate Account-I

Financial Statements

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities

As of December 31, 2024

	NYLI VP American Century Sustainable Equity— Initial Class	NYLI VP Bond— Initial Class	NYLI VP Candriam Emerging Markets Equity— Initial Class	NYLI VP Dimensional U.S. Equity— Initial Class	NYLI VP Epoch U.S. Equity Yield— Initial Class
ASSETS:
Investment at net asset value	$2,827,315	$29,923,042	$2,023,495	$1,219,281	$2,006,199
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	(5,910)
Net receivable from (payable to) the Fund for shares sold or purchased	2	41	—	6	5,910
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2	41	—	6	—

Total net assets	$2,827,315	$29,923,042	$2,023,495	$1,219,281	$2,006,199

Total shares outstanding	272,891	2,493,317	260,538	37,715	111,254

Net asset value per share (NAV)	$10.36	$12.00	$7.77	$32.33	$18.03

Total units outstanding	74,305	1,535,765	179,287	16,710	41,251

Variable accumulation unit value (lowest to highest)	$36.72 to $38.15	$18.73 to $24.44	$10.86 to $11.29	$67.40 to $79.46	$48.22 to $48.53

Identified cost of investment	$2,661,700	$33,821,769	$2,409,613	$979,653	$1,778,833

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	NYLI VP Fidelity Institutional AM® Utilities— Initial Class	NYLI VP Floating Rate— Initial Class	NYLI VP Hedge Multi- Strategy— Initial Class	NYLI VP Income Builder— Initial Class	NYLI VP Janus Henderson Balanced— Initial Class
ASSETS:
Investment at net asset value	$3,801,144	$208,808,569	$267,977	$88,033	$9,320,509
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(45,213)	—	—	—	159,469
Net receivable from (payable to) the Fund for shares sold or purchased	45,214	1,394	—	—	(159,462)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	1,394	—	—	7

Total net assets	$3,801,144	$208,808,569	$267,977	$88,033	$9,320,509

Total shares outstanding	302,603	24,391,815	29,928	5,581	579,155

Net asset value per share (NAV)	$12.56	$8.56	$8.95	$15.77	$16.09

Total units outstanding	123,426	11,530,988	28,425	6,577	300,312

Variable accumulation unit value (lowest to highest)	$29.89 to $30.85	$18.04 to $21.70	$9.43 to $9.43	$12.64 to $28.38	$29.99 to $31.15

Identified cost of investment	$3,605,661	$209,309,052	$256,759	$80,385	$8,311,210

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	NYLI VP MacKay Convertible— Initial Class	NYLI VP MacKay High Yield Corporate Bond— Initial Class	NYLI VP MacKay U.S. Infrastructure Bond— Initial Class	NYLI VP Natural Resources— Initial Class	NYLI VP PineStone International Equity— Initial Class
ASSETS:
Investment at net asset value	$484,242,650	$63,799,451	$880,179	$3,860,016	$16,149,940
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(88,164)	(8,746)	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	91,434	8,792	—	—	32
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3,270	46	—	—	32

Total net assets	$484,242,650	$63,799,451	$880,179	$3,860,016	$16,149,940

Total shares outstanding	31,598,422	6,968,124	91,867	328,361	1,448,737

Net asset value per share (NAV)	$15.32	$9.16	$9.58	$11.76	$11.15

Total units outstanding	8,230,697	1,804,708	53,112	270,483	548,146

Variable accumulation unit value (lowest to highest)	$44.39 to $58.93	$34.50 to $47.68	$16.57 to $16.57	$14.27 to $14.27	$28.94 to $31.23

Identified cost of investment	$551,999,159	$64,484,950	$893,907	$4,067,237	$18,564,426

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	NYLI VP S&P 500 Index— Initial Class	NYLI VP Schroders Mid Cap Opportunities— Initial Class	NYLI VP Small Cap Growth— Initial Class	NYLI VP U.S. Government Money Market— Initial Class	NYLI VP Wellington Growth— Initial Class
ASSETS:
Investment at net asset value	$659,662,618	$32,671,196	$3,955,375	$54,561,522	$47,755
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(53,172)	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	4,466	53,172	—	5	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,466	—	—	5	—

Total net assets	$659,662,618	$32,671,196	$3,955,375	$54,561,522	$47,755

Total shares outstanding	6,281,311	3,536,533	332,371	54,556,066	1,549

Net asset value per share (NAV)	$105.02	$9.24	$11.90	$1.00	$30.83

Total units outstanding	8,987,714	596,243	131,580	40,468,998	832

Variable accumulation unit value (lowest to highest)	$73.14 to $74.59	$54.80 to $54.80	$30.06 to $30.06	$1.29 to $1.47	$57.89 to $57.89

Identified cost of investment	$297,990,127	$33,165,973	$3,861,867	$54,561,520	$42,620

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	NYLI VP Wellington Small Cap— Initial Class	NYLI VP Winslow Large Cap Growth— Initial Class	AB VPS Discovery Value Portfolio— Class A	AB VPS International Value Portfolio— Class A	AB VPS Large Cap Growth Portfolio— Class A
ASSETS:
Investment at net asset value	$2,190,451	$8,050,069	$1,728,765	$43	$21,007,708
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	23,508	70,523	885	—	244
Net receivable from (payable to) the Fund for shares sold or purchased	(23,508)	(70,523)	(885)	—	(244)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$2,190,451	$8,050,069	$1,728,765	$43	$21,007,708

Total shares outstanding	223,053	260,636	94,365	3	235,222

Net asset value per share (NAV)	$9.82	$30.89	$18.32	$15.12	$89.31

Total units outstanding	126,847	86,287	41,281	5	974,762

Variable accumulation unit value (lowest to highest)	$17.27 to $17.27	$51.38 to $93.62	$41.88 to $41.88	$8.97 to $8.97	$21.55 to $21.55

Identified cost of investment	$1,970,812	$6,772,225	$1,640,805	$40	$15,666,878

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	AB VPS Relative Value Portfolio— Class A	AB VPS Small Cap Growth Portfolio— Class A	Alger Small Cap Growth Portfolio— Class I-2 Shares	American Funds IS American Funds Global Balanced Fund— Class 1	American Funds IS Asset Allocation Fund— Class 1
ASSETS:
Investment at net asset value	$469,774	$4,219,341	$610,888	$94,698	$25,466,489
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	49,070
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	(49,031)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	39

Total net assets	$469,774	$4,219,341	$610,888	$94,698	$25,466,489

Total shares outstanding	14,829	331,970	34,300	7,307	977,976

Net asset value per share (NAV)	$31.68	$12.71	$17.81	$12.96	$26.04

Total units outstanding	23,664	295,464	50,668	6,747	1,218,525

Variable accumulation unit value (lowest to highest)	$19.85 to $19.85	$14.28 to $14.28	$12.06 to $12.06	$14.04 to $14.04	$20.56 to $21.00

Identified cost of investment	$452,510	$4,614,495	$513,251	$90,232	$24,068,774

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	American Funds IS The Bond Fund of America®— Class 1	American Funds IS Capital World Bond Fund®— Class 1	American Funds IS Global Growth Fund— Class 1	American Funds IS Global Small Capitalization Fund— Class 1	American Funds IS Growth Fund— Class 1
ASSETS:
Investment at net asset value	$63,566	$86,799	$4,879,359	$661,664	$22,195,372
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	397	—	150,389
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(397)	—	(150,387)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	2

Total net assets	$63,566	$86,799	$4,879,359	$661,664	$22,195,372

Total shares outstanding	6,857	9,013	132,196	36,455	174,122

Net asset value per share (NAV)	$9.27	$9.63	$36.91	$18.15	$127.47

Total units outstanding	6,162	8,219	102,800	36,795	523,206

Variable accumulation unit value (lowest to highest)	$10.32 to $10.32	$10.56 to $10.56	$47.46 to $47.46	$17.98 to $17.98	$41.55 to $42.43

Identified cost of investment	$64,433	$99,504	$4,873,754	$639,966	$17,158,332

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	American Funds IS Growth- Income Fund— Class 1	American Funds IS International Fund— Class 1	American Funds IS New World Fund®— Class 1	American Funds IS U.S. Government Securities Fund®— Class 1	American Funds IS Washington Mutual Investors FundSM— Class 1
ASSETS:
Investment at net asset value	$4,946,059	$10,671,380	$19,958,872	$330,741	$1,466,660
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	10	—	195
Net receivable from (payable to) the Fund for shares sold or purchased	—	1	(10)	—	(195)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	—	—	—

Total net assets	$4,946,059	$10,671,380	$19,958,872	$330,741	$1,466,660

Total shares outstanding	71,074	598,171	748,364	34,488	86,990

Net asset value per share (NAV)	$69.59	$17.84	$26.67	$9.59	$16.86

Total units outstanding	164,731	690,235	1,092,113	31,727	71,445

Variable accumulation unit value (lowest to highest)	$30.03 to $30.03	$15.14 to $15.46	$17.89 to $18.28	$10.42 to $10.42	$20.12 to $20.53

Identified cost of investment	$3,900,667	$11,294,388	$21,066,636	$339,212	$1,215,450

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares
ASSETS:
Investment at net asset value	$7,842,282	$999,185	$4,314,446	$9,589	$8,968
Dividends due and accrued	—	5,613	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	98	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	1	(5,613)	(98)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	—	—	—	—

Total net assets	$7,842,282	$999,185	$4,314,446	$9,589	$8,968

Total shares outstanding	475,867	143,788	122,500	173	206

Net asset value per share (NAV)	$16.48	$6.91	$35.22	$55.51	$43.56

Total units outstanding	462,788	60,699	48,233	670	293

Variable accumulation unit value (lowest to highest)	$16.53 to $16.95	$16.46 to $16.46	$89.45 to $89.45	$14.32 to $14.32	$30.40 to $30.40

Identified cost of investment	$8,153,979	$981,031	$3,265,250	$7,699	$8,626

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	ClearBridge Variable Appreciation Portfolio— Class I	ClearBridge Variable Large Cap Growth Portfolio— Class I	ClearBridge Variable Small Cap Growth Portfolio— Class I	Columbia Variable Portfolio— Disciplined Core Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1
ASSETS:
Investment at net asset value	$74,975	$2,314,527	$2,468,846	$72,166	$33,507
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	25	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(25)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$74,975	$2,314,527	$2,468,846	$72,166	$33,507

Total shares outstanding	1,173	48,799	89,160	639	4,220

Net asset value per share (NAV)	$63.91	$47.43	$27.69	$112.94	$7.94

Total units outstanding	3,180	76,927	190,890	3,771	3,236

Variable accumulation unit value (lowest to highest)	$23.58 to $23.58	$30.09 to $30.09	$12.93 to $12.93	$19.14 to $19.14	$10.35 to $10.35

Identified cost of investment	$75,281	$1,810,656	$2,547,488	$57,892	$36,937

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Columbia Variable Portfolio— Intermediate Bond Fund— Class 1	Columbia Variable Portfolio— Strategic Income Fund— Class 1	Davis Equity Portfolio	Delaware VIP® International Series— Standard Class	DFA VA Global Bond Portfolio
ASSETS:
Investment at net asset value	$43,769	$47,100	$400,664	$—	$5,955,788
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$43,769	$47,100	$400,664	$—	$5,955,788

Total shares outstanding	5,248	12,730	68,961	—	611,477

Net asset value per share (NAV)	$8.34	$3.70	$5.81	$—	$9.74

Total units outstanding	4,305	4,244	9,550	—	521,131

Variable accumulation unit value (lowest to highest)	$10.17 to $10.17	$11.10 to $11.10	$41.75 to $41.75	$—	$11.43 to $11.43

Identified cost of investment	$43,610	$46,980	$459,308	$—	$6,320,898

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio
ASSETS:
Investment at net asset value	$2,248,439	$5,608,201	$6,052,781	$13,906,692	$9,573,453
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	146
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	(146)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$2,248,439	$5,608,201	$6,052,781	$13,906,692	$9,573,453

Total shares outstanding	137,519	483,883	443,427	427,241	424,167

Net asset value per share (NAV)	$16.35	$11.59	$13.65	$32.55	$22.57

Total units outstanding	128,847	319,645	433,843	610,554	358,344

Variable accumulation unit value (lowest to highest)	$17.45 to $17.45	$17.55 to $17.55	$13.95 to $13.95	$22.78 to $22.78	$26.72 to $26.72

Identified cost of investment	$1,988,818	$5,954,830	$6,403,362	$13,333,193	$9,017,171

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	DFA VIT Inflation- Protected Securities Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Global Small Cap VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A
ASSETS:
Investment at net asset value	$14,475,225	$68,820	$32,418	$36,132,429	$850,012
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	36	—	—	(4,043)	—
Net receivable from (payable to) the Fund for shares sold or purchased	(36)	—	—	4,043	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$14,475,225	$68,820	$32,418	$36,132,429	$850,012

Total shares outstanding	1,613,737	5,314	3,111	2,488,459	61,550

Net asset value per share (NAV)	$8.97	$12.95	$10.42	$14.52	$13.81

Total units outstanding	1,159,309	5,106	1,518	762,490	32,795

Variable accumulation unit value (lowest to highest)	$12.49 to $12.49	$13.47 to $13.47	$21.36 to $21.36	$34.99 to $47.42	$25.92 to $25.92

Identified cost of investment	$16,413,277	$67,815	$30,408	$37,903,769	$769,692

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Fidelity® VIP Balanced Portfolio— Initial Class	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$1,386,704	$24,006,070	$16,367,521	$2,769,818	$2,298,077
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	33,742	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(33,731)	2	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	11	2	—

Total net assets	$1,386,704	$24,006,070	$16,367,521	$2,769,818	$2,298,077

Total shares outstanding	56,347	2,524,298	282,491	241,273	86,426

Net asset value per share (NAV)	$24.61	$9.51	$57.94	$11.48	$26.59

Total units outstanding	77,155	2,463,820	173,365	207,920	47,891

Variable accumulation unit value (lowest to highest)	$17.97 to $17.97	$9.74 to $9.74	$93.04 to $120.58	$13.12 to $13.34	$47.96 to $56.58

Identified cost of investment	$1,344,097	$26,843,385	$13,371,217	$3,046,488	$2,216,836

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Fidelity® VIP Extended Market Index Portfolio— Initial Class	Fidelity® VIP Floating Rate High Income Portfolio— Initial Class	Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2025 PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$9,960,045	$32,574	$550,222	$10,269,563	$64,914
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(2,123)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	2,123	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$9,960,045	$32,574	$550,222	$10,269,563	$64,914

Total shares outstanding	694,080	3,284	47,845	808,627	4,055

Net asset value per share (NAV)	$14.35	$9.92	$11.50	$12.70	$16.01

Total units outstanding	653,862	3,089	20,976	341,667	5,527

Variable accumulation unit value (lowest to highest)	$15.23 to $15.23	$10.55 to $10.55	$26.23 to $26.23	$25.64 to $30.06	$11.75 to $11.75

Identified cost of investment	$9,284,415	$33,975	$594,412	$9,762,381	$62,531

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2035 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2045 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$29,241,788	$659,755	$16,893,678	$224,578	$4,521,950
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	5,486	—	703	—	1,401
Net receivable from (payable to) the Fund for shares sold or purchased	(5,486)	—	(703)	—	(1,401)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$29,241,788	$659,755	$16,893,678	$224,578	$4,521,950

Total shares outstanding	1,784,124	23,647	618,816	8,075	180,229

Net asset value per share (NAV)	$16.39	$27.90	$27.30	$27.81	$25.09

Total units outstanding	864,106	53,375	406,427	17,337	221,869

Variable accumulation unit value (lowest to highest)	$33.84 to $33.84	$12.36 to $12.36	$41.57 to $41.57	$12.95 to $12.95	$20.38 to $20.38

Identified cost of investment	$27,760,358	$646,537	$15,458,602	$221,310	$4,136,252

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Fidelity® VIP Freedom 2055 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2060 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2065 PortfolioSM— Initial Class	Fidelity® VIP Government Money Market Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class
ASSETS:
Investment at net asset value	$51,742	$87,085	$51,149	$64,097,823	$4,167,907
Dividends due and accrued	—	—	—	2	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	1,199	70,523
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	(1,197)	(70,523)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	4	—

Total net assets	$51,742	$87,085	$51,149	$64,097,823	$4,167,907

Total shares outstanding	3,680	6,274	3,712	64,097,821	50,216

Net asset value per share (NAV)	$14.06	$13.88	$13.78	$1.00	$83.00

Total units outstanding	3,997	6,720	3,951	5,424,064	179,332

Variable accumulation unit value (lowest to highest)	$12.95 to $12.95	$12.96 to $12.96	$12.94 to $12.94	$11.37 to $11.82	$23.24 to $23.24

Identified cost of investment	$48,979	$76,517	$48,208	$64,097,821	$2,828,584

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Capital Appreciation Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class
ASSETS:
Investment at net asset value	$4,345,545	$1,118,385	$429,269,983	$3,949,536	$22,043,731
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	195	145	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(195)	(131)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	14	—	—

Total net assets	$4,345,545	$1,118,385	$429,269,983	$3,949,536	$22,043,731

Total shares outstanding	44,827	31,040	753,740	173,454	2,035,432

Net asset value per share (NAV)	$96.94	$36.03	$569.52	$22.77	$10.83

Total units outstanding	44,690	85,822	5,643,258	285,595	1,819,257

Variable accumulation unit value (lowest to highest)	$96.86 to $97.28	$13.03 to $13.03	$76.04 to $89.62	$13.83 to $13.83	$12.12 to $12.12

Identified cost of investment	$3,801,195	$1,075,467	$274,083,177	$3,726,277	$22,193,536

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Strategic Income Portfolio— Initial Class
ASSETS:
Investment at net asset value	$41,955,090	$10,629,957	$5,707,565	$12,559,307	$647,805
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	23,654	—	244	(33,093)
Net receivable from (payable to) the Fund for shares sold or purchased	7	(23,654)	—	(244)	33,093
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	7	—	—	—	—

Total net assets	$41,955,090	$10,629,957	$5,707,565	$12,559,307	$647,805

Total shares outstanding	3,821,046	283,013	224,090	710,770	60,430

Net asset value per share (NAV)	$10.98	$37.56	$25.47	$17.67	$10.72

Total units outstanding	2,104,901	151,675	185,894	673,935	48,185

Variable accumulation unit value (lowest to highest)	$19.89 to $21.70	$70.08 to $85.57	$30.71 to $30.71	$18.64 to $18.64	$13.44 to $13.44

Identified cost of investment	$43,166,474	$9,947,062	$5,053,057	$12,791,561	$633,272

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Fidelity® VIP Technology Portfolio— Initial Class	Fidelity® VIP Total Market Index Portfolio— Initial Class	Fidelity® VIP Value Portfolio— Initial Class	Fidelity® VIP Value Strategies Portfolio— Service Class 2	Invesco V.I. Capital Appreciation Fund— Series I Shares
ASSETS:
Investment at net asset value	$2,979,906	$2,999,898	$1,786,802	$19,722	$46,648
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	195	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(195)	—	10	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	10	—	—

Total net assets	$2,979,906	$2,999,898	$1,786,802	$19,722	$46,648

Total shares outstanding	71,307	142,310	94,042	1,254	739

Net asset value per share (NAV)	$41.79	$21.08	$19.00	$15.73	$63.15

Total units outstanding	104,303	158,697	74,002	349	825

Variable accumulation unit value (lowest to highest)	$28.57 to $28.57	$18.90 to $18.90	$24.04 to $24.62	$56.51 to $56.51	$56.54 to $56.54

Identified cost of investment	$2,345,072	$2,540,945	$1,440,425	$17,778	$31,524

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Invesco V.I. Core Plus Bond Fund— Series I Shares	Invesco V.I. EQV International Equity Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. Main Street Mid Cap Fund®— Series I Shares	Invesco V.I. Main Street Small Cap Fund®— Series I Shares
ASSETS:
Investment at net asset value	$1,666,689	$12,302,118	$2,495,993	$266,478	$6,601
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(12,470)	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	12,470	—	1	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	1	—	—

Total net assets	$1,666,689	$12,302,118	$2,495,993	$266,478	$6,601

Total shares outstanding	292,402	367,008	186,407	23,878	226

Net asset value per share (NAV)	$5.70	$33.52	$13.39	$11.16	$29.25

Total units outstanding	164,064	507,763	153,149	8,160	596

Variable accumulation unit value (lowest to highest)	$10.16 to $10.16	$24.23 to $24.23	$14.01 to $16.40	$32.66 to $32.66	$11.07 to $11.07

Identified cost of investment	$1,681,398	$12,808,200	$2,683,384	$251,881	$6,420

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Janus Henderson Enterprise Portfolio— Institutional Shares	Janus Henderson Flexible Bond Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares
ASSETS:
Investment at net asset value	$21,446,456	$728,846	$3,529,446	$777,980	$306,933
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(369)	—	—	39,179	—
Net receivable from (payable to) the Fund for shares sold or purchased	369	—	—	(39,178)	1
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	1	1

Total net assets	$21,446,456	$728,846	$3,529,446	$777,980	$306,933

Total shares outstanding	254,769	74,753	61,510	10,716	32,968

Net asset value per share (NAV)	$84.18	$9.75	$57.38	$72.60	$9.31

Total units outstanding	216,284	62,303	37,303	16,849	14,394

Variable accumulation unit value (lowest to highest)	$99.16 to $99.16	$11.70 to $11.70	$94.62 to $94.62	$45.92 to $47.53	$18.53 to $23.15

Identified cost of investment	$20,410,281	$862,833	$2,651,924	$615,093	$299,993

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Lord Abbett Series Fund Developing Growth Portfolio— Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP American Century Inflation Protection Fund— Service Class	LVIP American Century Inflation Protection Fund— Standard Class II	LVIP American Century Mid Cap Value Fund— Service Class
ASSETS:
Investment at net asset value	$123,504	$762,697	$1,400,374	$35,073	$877,944
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$123,504	$762,697	$1,400,374	$35,073	$877,944

Total shares outstanding	4,225	28,835	152,813	3,817	44,613

Net asset value per share (NAV)	$29.23	$26.45	$9.16	$9.19	$19.68

Total units outstanding	5,387	18,242	119,548	3,276	34,798

Variable accumulation unit value (lowest to highest)	$22.93 to $22.93	$42.17 to $42.17	$11.71 to $11.71	$10.71 to $10.71	$25.23 to $25.23

Identified cost of investment	$134,111	$658,269	$1,548,678	$37,230	$879,494

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	LVIP American Century Mid Cap Value Fund— Standard Class II	LVIP American Century Value Fund— Service Class	LVIP American Century Value Fund— Standard Class II	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Baron Growth Opportunities Fund— Standard Class
ASSETS:
Investment at net asset value	$45,373	$1,866,231	$80,330	$1,225,955	$16,957
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(74,731)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	74,732	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	1	—

Total net assets	$45,373	$1,866,231	$80,330	$1,225,955	$16,957

Total shares outstanding	2,308	152,395	6,569	16,258	214

Net asset value per share (NAV)	$19.66	$12.25	$12.23	$75.41	$79.24

Total units outstanding	3,191	43,517	5,343	22,867	1,154

Variable accumulation unit value (lowest to highest)	$14.22 to $14.22	$42.91 to $42.91	$15.03 to $15.03	$41.51 to $56.65	$14.70 to $14.70

Identified cost of investment	$45,215	$1,937,040	$78,221	$1,153,605	$16,994

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund— Standard Class	LVIP Franklin Templeton Multi-Factor International Equity Fund— Standard Class	LVIP Macquarie Limited-Term Diversified Income Fund— Standard Class	LVIP Macquarie Value Fund— Standard Class	LVIP Mondrian International Value Fund— Standard Class
ASSETS:
Investment at net asset value	$4,301,160	$4,160,740	$1,648,381	$19,222	$135,632
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	244
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	(244)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$4,301,160	$4,160,740	$1,648,381	$19,222	$135,632

Total shares outstanding	557,145	517,634	177,093	752	8,143

Net asset value per share (NAV)	$7.72	$8.04	$9.31	$25.56	$16.66

Total units outstanding	341,440	198,032	157,692	1,463	9,373

Variable accumulation unit value (lowest to highest)	$12.60 to $12.60	$21.01 to $21.01	$10.45 to $10.45	$13.14 to $13.14	$14.47 to $14.47

Identified cost of investment	$4,216,206	$4,318,334	$1,641,280	$19,362	$126,947

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	LVIP SSgA Bond Index Fund— Standard Class	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class	Macquarie VIP Emerging Markets Series— Standard Class	Macquarie VIP International Core Equity Series— Standard Class
ASSETS:
Investment at net asset value	$11,987,315	$114,482	$20,921,832	$1,722,414	$86,041
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(36,780)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	36,780	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$11,987,315	$114,482	$20,921,832	$1,722,414	$86,041

Total shares outstanding	1,226,575	10,994	2,002,089	76,382	5,199

Net asset value per share (NAV)	$9.77	$10.41	$10.45	$22.55	$16.55

Total units outstanding	1,023,382	11,202	1,041,558	109,171	8,639

Variable accumulation unit value (lowest to highest)	$11.71 to $11.71	$10.22 to $10.22	$20.09 to $20.09	$15.78 to $15.78	$9.96 to $9.96

Identified cost of investment	$13,651,364	$111,088	$20,840,627	$1,626,770	$87,674

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Macquarie VIP Small Cap Value Series— Standard Class	MFS® Global Growth Portfolio— Initial Class	MFS® Global Real Estate Portfolio— Initial Class	MFS® Global Tactical Allocation Portfolio— Initial Class	MFS® International Growth Portfolio— Initial Class
ASSETS:
Investment at net asset value	$15,335,814	$101,513	$2,560,324	$2,520,608	$2,005,225
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	59	—	—	(27,179)	—
Net receivable from (payable to) the Fund for shares sold or purchased	(59)	—	—	27,179	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$15,335,814	$101,513	$2,560,324	$2,520,608	$2,005,225

Total shares outstanding	378,849	3,659	205,319	178,387	126,993

Net asset value per share (NAV)	$40.48	$27.74	$12.47	$14.13	$15.79

Total units outstanding	507,231	5,749	161,251	129,567	150,122

Variable accumulation unit value (lowest to highest)	$30.23 to $30.23	$17.66 to $17.66	$15.88 to $15.88	$19.45 to $19.45	$13.36 to $13.36

Identified cost of investment	$14,065,802	$100,744	$2,939,502	$2,689,964	$1,861,990

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Growth Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class
ASSETS:
Investment at net asset value	$22,326,931	$325	$6,529,831	$7,910,114	$4,758
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(7,058)	—	187	6,819	—
Net receivable from (payable to) the Fund for shares sold or purchased	7,058	—	(187)	(6,819)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$22,326,931	$325	$6,529,831	$7,910,114	$4,758

Total shares outstanding	749,477	8	709,764	746,942	345

Net asset value per share (NAV)	$29.79	$39.74	$9.2	$10.59	$13.81

Total units outstanding	705,599	—	391,519	356,226	83

Variable accumulation unit value (lowest to highest)	$31.64 to $31.64	$75.60 to $75.60	$16.68 to $16.68	$22.21 to $22.21	$56.39 to $56.39

Identified cost of investment	$23,675,806	$279	$6,646,186	$7,403,514	$5,868

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	MFS® New Discovery Value Portfolio— Initial Class	MFS® Research International Portfolio— Initial Class	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF Global Infrastructure Portfolio— Class I
ASSETS:
Investment at net asset value	$544,034	$1,934,205	$80,972,117	$646,394	$—
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	(23,193)	(38,283)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	23,194	38,283	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	1	—	—

Total net assets	$544,034	$1,934,205	$80,972,117	$646,394	$—

Total shares outstanding	66,508	112,913	3,743,510	117,740	—

Net asset value per share (NAV)	$8.18	$17.13	$21.63	$5.49	$—

Total units outstanding	35,759	170,256	1,526,373	23,463	—

Variable accumulation unit value (lowest to highest)	$15.21 to $15.21	$11.36 to $11.36	$40.41 to $53.09	$27.55 to $27.55	$—

Identified cost of investment	$538,229	$2,011,118	$78,794,379	$793,100	$—

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I	Neuberger Berman AMT Sustainable Equity Portfolio— Class I	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class
ASSETS:
Investment at net asset value	$—	$66,374	$236,941	$1,463,894	$3,870,549
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	(136,405)	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	136,405	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$—	$66,374	$236,941	$1,463,894	$3,870,549

Total shares outstanding	—	4,025	5,934	137,584	418,891

Net asset value per share (NAV)	$—	$16.49	$39.93	$10.64	$9.24

Total units outstanding	—	3,683	11,264	121,692	262,403

Variable accumulation unit value (lowest to highest)	$—	$18.02 to $18.02	$21.03 to $21.03	$12.03 to $12.03	$14.75 to $14.75

Identified cost of investment	$—	$64,843	$150,101	$1,597,483	$4,498,260

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class	PIMCO VIT High Yield Portfolio— Administrative Class	PIMCO VIT High Yield Portfolio— Institutional Class	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class
ASSETS:
Investment at net asset value	$66,452	$4,167,080	$235,234	$4,174,093	$88,523
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$66,452	$4,167,080	$235,234	$4,174,093	$88,523

Total shares outstanding	7,192	575,564	32,491	422,052	8,852

Net asset value per share (NAV)	$9.24	$7.24	$7.24	$9.89	$10.00

Total units outstanding	6,699	189,990	19,826	362,426	8,219

Variable accumulation unit value (lowest to highest)	$9.92 to $9.92	$21.95 to $21.95	$11.86 to $11.86	$11.52 to $11.52	$10.77 to $10.77

Identified cost of investment	$68,803	$4,140,707	$237,077	$4,203,209	$87,955

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Real Return Portfolio— Administrative Class
ASSETS:
Investment at net asset value	$17,990,761	$45,154	$11,410,178	$443,233	$12,657,360
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	(2,620)
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	2,620
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$17,990,761	$45,154	$11,410,178	$443,233	$12,657,360

Total shares outstanding	2,474,658	6,211	1,183,628	45,979	1,099,683

Net asset value per share (NAV)	$7.27	$7.27	$9.64	$9.64	$11.51

Total units outstanding	899,610	5,826	693,516	41,701	653,209

Variable accumulation unit value (lowest to highest)	$20.00 to $20.00	$7.75 to $7.75	$16.46 to $16.46	$10.63 to $10.63	$19.33 to $19.33

Identified cost of investment	$24,858,824	$54,683	$11,886,476	$438,123	$13,639,228

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	PIMCO VIT Real Return Portfolio— Institutional Class	PIMCO VIT Short-Term Portfolio— Institutional Class	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class	Principal VC Real Estate Securities Account— Class 1
ASSETS:
Investment at net asset value	$137,127	$818	$20,945,263	$175,961	$580,045
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	23	77
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	(23)	(77)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$137,127	$818	$20,945,263	$175,961	$580,045

Total shares outstanding	11,914	79	2,316,954	19,465	31,906

Net asset value per share (NAV)	$11.51	$10.32	$9.04	$9.04	$18.18

Total units outstanding	12,437	79	1,003,360	17,540	50,023

Variable accumulation unit value (lowest to highest)	$11.03 to $11.03	$10.38 to $10.38	$20.93 to $20.93	$10.03 to $10.03	$11.60 to $11.60

Identified cost of investment	$137,902	$814	$23,691,849	$175,613	$609,306

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Putnam VT International Value Fund— Class IA	Schwab® S&P 500 Index Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Index 500 Portfolio
ASSETS:
Investment at net asset value	$19,848	$5,331,877	$3,276,207	$130,342,721	$—
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	240	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	(240)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$19,848	$5,331,877	$3,276,207	$130,342,721	$—

Total shares outstanding	1,624	61,676	85,451	2,169,125	—

Net asset value per share (NAV)	$12.22	$86.45	$38.34	$60.09	$—

Total units outstanding	1,946	359,766	29,843	1,301,288	—

Variable accumulation unit value (lowest to highest)	$10.20 to $10.20	$14.82 to $14.82	$109.78 to $109.78	$100.16 to $100.16	$—

Identified cost of investment	$21,237	$4,342,595	$3,113,050	$102,562,663	$—

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Moderate Allocation Portfolio	Thrivent Aggressive Allocation Portfolio	Thrivent Diversified Income Plus Portfolio
ASSETS:
Investment at net asset value	$1,633,577	$646,819	$2,307,280	$127,745	$302,172
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	3	2	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3	2	—	—	—

Total net assets	$1,633,577	$646,819	$2,307,280	$127,745	$302,172

Total shares outstanding	109,196	137,915	110,185	6,527	39,579

Net asset value per share (NAV)	$14.96	$4.69	$20.94	$19.57	$7.63

Total units outstanding	54,757	40,417	59,201	8,051	25,526

Variable accumulation unit value (lowest to highest)	$28.96 to $30.18	$15.98 to $16.10	$38.97 to $38.97	$15.87 to $15.87	$11.84 to $11.84

Identified cost of investment	$1,651,064	$663,825	$2,236,097	$115,422	$293,440

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Thrivent Global Stock Portfolio	Thrivent Large Cap Growth Portfolio	Thrivent Mid Cap Index Portfolio	Thrivent Mid Cap Stock Portfolio	Thrivent Small Cap Index Portfolio
ASSETS:
Investment at net asset value	$402,036	$523,912	$10,739,386	$2,068,315	$34,815,037
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	195	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(195)	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$402,036	$523,912	$10,739,386	$2,068,315	$34,815,037

Total shares outstanding	26,735	8,964	464,540	96,961	1,607,187

Net asset value per share (NAV)	$15.04	$58.44	$23.12	$21.33	$21.66

Total units outstanding	25,617	23,249	664,944	128,102	2,148,550

Variable accumulation unit value (lowest to highest)	$15.69 to $15.69	$22.54 to $22.54	$16.15 to $16.15	$16.15 to $16.15	$16.20 to $16.20

Identified cost of investment	$370,860	$445,708	$9,291,934	$1,836,024	$27,767,142

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares
ASSETS:
Investment at net asset value	$222,781	$15,134	$117,349	$51,950	$25,402
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	(36,385)	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	36,385	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$222,781	$15,134	$117,349	$51,950	$25,402

Total shares outstanding	10,788	1,083	9,226	2,628	1,968

Net asset value per share (NAV)	$20.65	$13.97	$12.72	$19.77	$12.91

Total units outstanding	6,551	729	6,785	1,742	1,341

Variable accumulation unit value (lowest to highest)	$34.00 to $34.00	$20.77 to $20.77	$17.29 to $17.29	$29.82 to $29.82	$18.94 to $18.94

Identified cost of investment	$156,502	$13,672	$107,653	$38,096	$27,565

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	VanEck VIP Emerging Markets Bond Fund— Initial Class Shares	Victory RS Small Cap Growth Equity VIP Series— Class I Shares	Voya High Yield Portfolio—Class I
ASSETS:
Investment at net asset value	$27,106	$199,942	$385,967	$739,768	$26,302
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$27,106	$199,942	$385,967	$739,768	$26,302

Total shares outstanding	1,996	13,676	53,017	69,202	3,023

Net asset value per share (NAV)	$13.58	$14.62	$7.28	$10.69	$8.70

Total units outstanding	1,443	7,989	24,911	58,209	2,231

Variable accumulation unit value (lowest to highest)	$18.78 to $18.78	$25.03 to $25.03	$15.49 to $15.49	$12.71 to $12.71	$11.79 to $11.79

Identified cost of investment	$35,339	$159,314	$418,782	$594,324	$25,909

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Voya Index Solution 2030 Portfolio— Class Z	Voya Index Solution 2040 Portfolio— Class Z	Voya Index Solution 2050 Portfolio— Class Z	Voya Limited Maturity Bond Portfolio— Class I	Voya MidCap Opportunities Portfolio— Class I
ASSETS:
Investment at net asset value	$179,897	$153,047	$127,512	$3,725,626	$700,919
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$179,897	$153,047	$127,512	$3,725,626	$700,919

Total shares outstanding	10,657	7,914	6,229	392,584	118,800

Net asset value per share (NAV)	$16.88	$19.34	$20.47	$9.49	$5.90

Total units outstanding	11,886	8,898	7,060	342,923	34,677

Variable accumulation unit value (lowest to highest)	$15.13 to $15.13	$17.20 to $17.20	$18.06 to $18.06	$10.86 to $10.86	$20.21 to $20.21

Identified cost of investment	$162,951	$147,099	$115,710	$3,785,062	$533,403

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	Voya Russell™ Mid Cap Index Portfolio— Class I	Voya Small Company Portfolio— Class I	VY® JPMorgan Mid Cap Value Portfolio— Class I	VY® JPMorgan Small Cap Core Equity Portfolio— Class I	VY® Morgan Stanley Global Franchise Portfolio— Class R6
ASSETS:
Investment at net asset value	$11,855,633	$1,551,153	$376,287	$4,385,446	$150,081
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,826	—	—	98	—
Net receivable from (payable to) the Fund for shares sold or purchased	(1,825)	—	—	(98)	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	—	—	—	—

Total net assets	$11,855,633	$1,551,153	$376,287	$4,385,446	$150,081

Total shares outstanding	1,031,822	96,766	23,213	265,946	9,670

Net asset value per share (NAV)	$11.49	$16.03	$16.21	$16.49	$15.52

Total units outstanding	313,695	74,322	24,778	307,827	9,693

Variable accumulation unit value (lowest to highest)	$36.63 to $37.81	$20.87 to $20.87	$15.19 to $15.19	$14.25 to $14.25	$15.48 to $15.48

Identified cost of investment	$11,072,027	$1,291,042	$385,076	$4,322,367	$164,830

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2024

	VY® T. Rowe Price Capital Appreciation Portfolio— Class I	Western Asset Core Plus VIT Portfolio— Class I
ASSETS:
Investment at net asset value	$888,875	$1,995,363
Dividends due and accrued	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—

Total net assets	$888,875	$1,995,363

Total shares outstanding	31,487	441,452

Net asset value per share (NAV)	$28.23	$4.52

Total units outstanding	50,859	210,774

Variable accumulation unit value (lowest to highest)	$17.48 to $17.48	$9.47 to $9.47

Identified cost of investment	$823,332	$2,263,042

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations

For the year ended December 31, 2024

	NYLI VP American Century Sustainable Equity— Initial Class	NYLI VP Bond— Initial Class	NYLI VP Candriam Emerging Markets Equity— Initial Class	NYLI VP Dimensional U.S. Equity— Initial Class	NYLI VP Epoch U.S. Equity Yield— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$28,013	$1,436,048	$18,537	$9,400	$53,595
Mortality and expense risk charges	(584)	(15,936)	—	(2,195)	(90)

Net investment income (loss)	27,429	1,420,112	18,537	7,205	53,505

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	117,825	6,679,749	52,194	386,001	152,076
Cost of investments sold	(143,154)	(7,728,839)	(71,234)	(312,286)	(121,257)

Net realized gain (loss) on investments	(25,329)	(1,049,090)	(19,040)	73,715	30,819
Realized gain distribution received	65,885	—	—	—	115,993
Change in unrealized appreciation (depreciation) on investments	409,884	6,152	230,656	183,703	107,833

Net gain (loss) on investments	450,440	(1,042,938)	211,616	257,418	254,645

Net increase (decrease) in net assets resulting from operations	$477,869	$377,174	$230,153	$264,623	$308,150

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	NYLI VP Fidelity Institutional AM® Utilities— Initial Class	NYLI VP Floating Rate— Initial Class	NYLI VP Hedge Multi- Strategy— Initial Class	NYLI VP Income Builder— Initial Class	NYLI VP Janus Henderson Balanced— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$89,595	$6,591,017	$723	$2,380	$164,609
Mortality and expense risk charges	(450)	(204,065)	—	(14)	(2,498)

Net investment income (loss)	89,145	6,386,952	723	2,366	162,111

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	270,529	2,270,169	6,747	22,482	867,880
Cost of investments sold	(263,712)	(2,255,821)	(6,515)	(20,864)	(763,675)

Net realized gain (loss) on investments	6,817	14,348	232	1,618	104,205
Realized gain distribution received	264,052	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	520,163	(494,554)	13,766	3,800	986,571

Net gain (loss) on investments	791,032	(480,206)	13,998	5,418	1,090,776

Net increase (decrease) in net assets resulting from operations	$880,177	$5,906,746	$14,721	$7,784	$1,252,887

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	NYLI VP MacKay Convertible— Initial Class	NYLI VP MacKay High Yield Corporate Bond— Initial Class	NYLI VP MacKay U.S. Infrastructure Bond— Initial Class	NYLI VP Natural Resources— Initial Class	NYLI VP PineStone International Equity— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$21,752,232	$3,723,475	$18,633	$97,880	$95,998
Mortality and expense risk charges	(1,458,284)	(15,863)	—	—	(9,008)

Net investment income (loss)	20,293,948	3,707,612	18,633	97,880	86,990

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	211,869,972	5,968,266	299,333	3,139,668	1,281,417
Cost of investments sold	(255,437,579)	(6,334,783)	(344,860)	(1,992,556)	(1,524,416)

Net realized gain (loss) on investments	(43,567,607)	(366,517)	(45,527)	1,147,112	(242,999)
Realized gain distribution received	9,042,704	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	61,413,544	786,393	38,345	(1,220,367)	787,527

Net gain (loss) on investments	26,888,641	419,876	(7,182)	(73,255)	544,528

Net increase (decrease) in net assets resulting from operations	$47,182,589	$4,127,488	$11,451	$24,625	$631,518

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	NYLI VP S&P 500 Index— Initial Class	NYLI VP Schroders Mid Cap Opportunities— Initial Class	NYLI VP Small Cap Growth— Initial Class	NYLI VP U.S. Government Money Market— Initial Class	NYLI VP Wellington Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$7,376,188	$100,662	$—	$2,259,522	$—
Mortality and expense risk charges	(1,521,079)	—	—	(2,079)	—

Net investment income (loss)	5,855,109	100,662	—	2,257,443	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	16,441,431	4,154,270	1,055,617	15,543,357	3,358
Cost of investments sold	(4,501,808)	(6,066,330)	(1,462,836)	(15,543,356)	(4,263)

Net realized gain (loss) on investments	11,939,623	(1,912,060)	(407,219)	1	(905)
Realized gain distribution received	1,998,353	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	112,083,376	4,835,897	886,117	(1)	11,255

Net gain (loss) on investments	126,021,352	2,923,837	478,898	—	10,350

Net increase (decrease) in net assets resulting from operations	$131,876,461	$3,024,499	$478,898	$2,257,443	$10,350

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	NYLI VP Wellington Small Cap— Initial Class	NYLI VP Winslow Large Cap Growth— Initial Class	AB VPS Discovery Value Portfolio— Class A	AB VPS International Value Portfolio— Class A	AB VPS Large Cap Growth Portfolio— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$29,791	$—	$13,440	$1	$12,802
Mortality and expense risk charges	—	(99)	—	—	—

Net investment income (loss)	29,791	(99)	13,440	1	12,802

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,214,908	855,600	580,929	5	6,875,243
Cost of investments sold	(1,676,373)	(727,127)	(684,313)	(5)	(5,953,680)

Net realized gain (loss) on investments	(461,465)	128,473	(103,384)	—	921,563
Realized gain distribution received	—	659,458	76,526	—	948,705
Change in unrealized appreciation (depreciation) on investments	843,641	1,057,363	145,346	1	3,101,578

Net gain (loss) on investments	382,176	1,845,294	118,488	1	4,971,846

Net increase (decrease) in net assets resulting from operations	$411,967	$1,845,195	$131,928	$2	$4,984,648

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	AB VPS Relative Value Portfolio— Class A	AB VPS Small Cap Growth Portfolio— Class A	Alger Small Cap Growth Portfolio— Class I-2 Shares	American Funds IS American Funds Global Balanced Fund— Class 1	American Funds IS Asset Allocation Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$5,103	$1,465	$2,320	$1,829	$582,542
Mortality and expense risk charges	—	—	—	—	(13,444)

Net investment income (loss)	5,103	1,465	2,320	1,829	569,098

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	84,412	95,411	93,052	18,399	2,235,013
Cost of investments sold	(79,808)	(205,020)	(80,484)	(18,860)	(2,051,584)

Net realized gain (loss) on investments	4,604	(109,609)	12,568	(461)	183,429
Realized gain distribution received	12,122	—	—	—	992,923
Change in unrealized appreciation (depreciation) on investments	9,645	(89,453)	32,748	3,418	1,885,733

Net gain (loss) on investments	26,371	(199,062)	45,316	2,957	3,062,085

Net increase (decrease) in net assets resulting from operations	$31,474	$(197,597)	$47,636	$4,786	$3,631,183

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	American Funds IS The Bond Fund of America®— Class 1	American Funds IS Capital World Bond Fund®— Class 1	American Funds IS Global Growth Fund— Class 1	American Funds IS Global Small Capitalization Fund— Class 1	American Funds IS Growth Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$2,723	$2,217	$86,081	$10,969	$117,137
Mortality and expense risk charges	—	—	—	—	(532)

Net investment income (loss)	2,723	2,217	86,081	10,969	116,605

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	394	7,154	664,720	459,410	4,329,703
Cost of investments sold	(393)	(8,764)	(701,142)	(645,137)	(4,351,072)

Net realized gain (loss) on investments	1	(1,610)	(36,422)	(185,727)	(21,369)
Realized gain distribution received	—	—	135,942	35,072	479,518
Change in unrealized appreciation (depreciation) on investments	(1,583)	(3,291)	410,718	173,517	5,165,416

Net gain (loss) on investments	(1,582)	(4,901)	510,238	22,862	5,623,565

Net increase (decrease) in net assets resulting from operations	$1,141	$(2,684)	$596,319	$33,831	$5,740,170

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	American Funds IS Growth- Income Fund— Class 1	American Funds IS International Fund— Class 1	American Funds IS New World Fund®— Class 1	American Funds IS U.S. Government Securities Fund®— Class 1(a)	American Funds IS Washington Mutual Investors FundSM— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$61,276	$157,850	$330,610	$11,668	$26,697
Mortality and expense risk charges	—	(317)	(106)	—	—

Net investment income (loss)	61,276	157,533	330,504	11,668	26,697

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	741,666	1,412,573	2,635,884	1,610	448,682
Cost of investments sold	(606,284)	(1,508,077)	(2,572,638)	(1,566)	(455,088)

Net realized gain (loss) on investments	135,382	(95,504)	63,246	44	(6,406)
Realized gain distribution received	189,009	—	91,400	—	13,398
Change in unrealized appreciation (depreciation) on investments	542,569	254,373	796,692	(8,470)	227,744

Net gain (loss) on investments	866,960	158,869	951,338	(8,426)	234,736

Net increase (decrease) in net assets resulting from operations	$928,236	$316,402	$1,281,842	$3,242	$261,433

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares
INVESTMENT INCOME (LOSS):
Dividend income	$104,993	$66,467	$—	$40	$62
Mortality and expense risk charges	(217)	—	—	—	—

Net investment income (loss)	104,776	66,467	—	40	62

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	528,789	165,464	1,730,006	197	562
Cost of investments sold	(550,251)	(182,665)	(1,338,964)	(175)	(335)

Net realized gain (loss) on investments	(21,462)	(17,201)	391,042	22	227
Realized gain distribution received	490,510	—	—	47	—
Change in unrealized appreciation (depreciation) on investments	102,264	26,997	566,931	1,671	116

Net gain (loss) on investments	571,312	9,796	957,973	1,740	343

Net increase (decrease) in net assets resulting from operations	$676,088	$76,263	$957,973	$1,780	$405

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	ClearBridge Variable Appreciation Portfolio— Class I	ClearBridge Variable Large Cap Growth Portfolio— Class I	ClearBridge Variable Small Cap Growth Portfolio— Class I	Columbia Variable Portfolio— Disciplined Core Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$591	$—	$—	$—	$1,597
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	591	—	—	—	1,597

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	131,028	121,244	976,814	635	420
Cost of investments sold	(108,057)	(108,500)	(1,032,684)	(542)	(513)

Net realized gain (loss) on investments	22,971	12,744	(55,870)	93	(93)
Realized gain distribution received	8,232	95,809	85,575	—	—
Change in unrealized appreciation (depreciation) on investments	(4,409)	332,469	(28,192)	13,025	352

Net gain (loss) on investments	26,794	441,022	1,513	13,118	259

Net increase (decrease) in net assets resulting from operations	$27,385	$441,022	$1,513	$13,118	$1,856

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Columbia Variable Portfolio— Intermediate Bond Fund— Class 1	Columbia Variable Portfolio— Strategic Income Fund— Class 1	Davis Equity Portfolio	Delaware VIP® International Series— Standard Class	DFA VA Global Bond Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$1,408	$160,293	$4,351	$1,814	$286,085
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	1,408	160,293	4,351	1,814	286,085

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	974	4,205,422	12,533	87,955	450,086
Cost of investments sold	(933)	(4,015,394)	(12,148)	(96,056)	(473,737)

Net realized gain (loss) on investments	41	190,028	385	(8,101)	(23,651)
Realized gain distribution received	—	—	81,040	—	—
Change in unrealized appreciation (depreciation) on investments	(1,296)	(151,779)	(23,050)	8,691	41,940

Net gain (loss) on investments	(1,255)	38,249	58,375	590	18,289

Net increase (decrease) in net assets resulting from operations	$153	$198,542	$62,726	$2,404	$304,374

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$60,356	$195,696	$241,493	$284,701	$131,985
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	60,356	195,696	241,493	284,701	131,985

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	77,826	1,642,712	785,175	10,771,796	908,266
Cost of investments sold	(63,171)	(1,591,494)	(616,371)	(10,167,784)	(711,824)

Net realized gain (loss) on investments	14,655	51,218	168,804	604,012	196,442
Realized gain distribution received	12,889	153,047	124,635	1,434,431	642,946
Change in unrealized appreciation (depreciation) on investments	156,301	(104,253)	(531,724)	(304,852)	(232,287)

Net gain (loss) on investments	183,845	100,012	(238,285)	1,733,591	607,101

Net increase (decrease) in net assets resulting from operations	$244,201	$295,708	$3,208	$2,018,292	$739,086

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	DFA VIT Inflation- Protected Securities Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Global Small Cap VIP— Class A	DWS Small Cap Index VIP— Class A	DWS Small Mid Cap Value VIP— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$411,613	$4,169	$500	$376,869	$7,554
Mortality and expense risk charges	—	—	—	(143)	—

Net investment income (loss)	411,613	4,169	500	376,726	7,554

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,276,828	54,291	5,998	4,238,927	64,980
Cost of investments sold	(4,041,000)	(59,481)	(5,512)	(3,983,553)	(67,630)

Net realized gain (loss) on investments	(764,172)	(5,190)	486	255,374	(2,650)
Realized gain distribution received	—	66	1,511	883,294	31,121
Change in unrealized appreciation (depreciation) on investments	651,639	6,182	(539)	1,948,385	(11,558)

Net gain (loss) on investments	(112,533)	1,058	1,458	3,087,053	16,913

Net increase (decrease) in net assets resulting from operations	$299,080	$5,227	$1,958	$3,463,779	$24,467

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Fidelity® VIP Balanced Portfolio— Initial Class	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity- Income PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$17,212	$690,888	$30,290	$39,400	$40,189
Mortality and expense risk charges	—	—	(3,792)	(654)	(34)

Net investment income (loss)	17,212	690,888	26,498	38,746	40,155

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,164,679	750,639	7,967,488	471,830	235,775
Cost of investments sold	(1,047,040)	(879,535)	(4,190,535)	(689,028)	(200,332)

Net realized gain (loss) on investments	117,639	(128,896)	3,776,953	(217,198)	35,443
Realized gain distribution received	40,863	—	1,845,803	—	129,998
Change in unrealized appreciation (depreciation) on investments	(6,320)	(259,016)	103,913	382,959	87,884

Net gain (loss) on investments	152,182	(387,912)	5,726,669	165,761	253,325

Net increase (decrease) in net assets resulting from operations	$169,394	$302,976	$5,753,167	$204,507	$293,480

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Fidelity® VIP Extended Market Index Portfolio— Initial Class	Fidelity® VIP Floating Rate High Income Portfolio— Initial Class (a)	Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2025 PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$116,285	$2,035	$19,819	$300,397	$1,479
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	116,285	2,035	19,819	300,397	1,479

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	749,839	1,127	13,787	4,498,445	11,743
Cost of investments sold	(670,788)	(1,149)	(14,625)	(4,959,303)	(11,163)

Net realized gain (loss) on investments	79,051	(22)	(838)	(460,858)	580
Realized gain distribution received	—	—	464	302,162	123
Change in unrealized appreciation (depreciation) on investments	548,035	(1,401)	9,094	747,818	1,464

Net gain (loss) on investments	627,086	(1,423)	8,720	589,122	2,167

Net increase (decrease) in net assets resulting from operations	$743,371	$612	$28,539	$889,519	$3,646

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2035 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2045 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$642,171	$11,846	$236,799	$2,742	$57,349
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	642,171	11,846	236,799	2,742	57,349

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,607,681	115,415	996,229	13,030	408,103
Cost of investments sold	(2,220,341)	(103,898)	(775,932)	(10,364)	(446,087)

Net realized gain (loss) on investments	387,340	11,517	220,297	2,666	(37,984)
Realized gain distribution received	61,898	5,972	236,516	1,520	65,494
Change in unrealized appreciation (depreciation) on investments	1,353,706	5,371	1,013,379	504	339,007

Net gain (loss) on investments	1,802,944	22,860	1,470,192	4,690	366,517

Net increase (decrease) in net assets resulting from operations	$2,445,115	$34,706	$1,706,991	$7,432	$423,866

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Fidelity® VIP Freedom 2055 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2060 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2065 PortfolioSM— Initial Class	Fidelity® VIP Government Money Market Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$641	$1,050	$577	$2,718,417	$—
Mortality and expense risk charges	—	—	—	(1,091)	—

Net investment income (loss)	641	1,050	577	2,717,326	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,141	750	537	26,860,823	893,781
Cost of investments sold	(2,408)	(586)	(454)	(26,860,823)	(1,008,504)

Net realized gain (loss) on investments	733	164	83	—	(114,723)
Realized gain distribution received	463	1,294	343	—	—
Change in unrealized appreciation (depreciation) on investments	1,536	5,348	1,651	—	1,274,249

Net gain (loss) on investments	2,732	6,806	2,077	—	1,159,526

Net increase (decrease) in net assets resulting from operations	$3,373	$7,856	$2,654	$2,717,326	$1,159,526

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Capital Appreciation Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$36	$—	$5,040,650	$30,140	$664,723
Mortality and expense risk charges	(1)	—	(5,106)	—	—

Net investment income (loss)	35	—	5,035,544	30,140	664,723

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	300,400	180,522	29,537,250	2,095,365	2,887,468
Cost of investments sold	(204,948)	(184,029)	(12,751,112)	(1,983,062)	(2,833,565)

Net realized gain (loss) on investments	95,452	(3,507)	16,786,138	112,303	53,903
Realized gain distribution received	910,374	—	245,801	—	—
Change in unrealized appreciation (depreciation) on investments	43,478	37,707	61,569,902	131,757	559,308

Net gain (loss) on investments	1,049,304	34,200	78,601,841	244,060	613,211

Net increase (decrease) in net assets resulting from operations	$1,049,339	$34,200	$83,637,385	$274,200	$1,277,934

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Strategic Income Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,514,524	$56,515	$97,078	$513,151	$23,767
Mortality and expense risk charges	(2,593)	—	—	—	—

Net investment income (loss)	1,511,931	56,515	97,078	513,151	23,767

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	16,000,075	1,340,357	204,508	2,598,392	97,870
Cost of investments sold	(19,747,453)	(1,107,340)	(154,256)	(2,856,399)	(95,238)

Net realized gain (loss) on investments	(3,747,378)	233,017	50,252	(258,007)	2,632
Realized gain distribution received	—	1,315,840	268,720	—	—
Change in unrealized appreciation (depreciation) on investments	3,236,246	64,769	(128,864)	692,780	7,419

Net gain (loss) on investments	(511,132)	1,613,626	190,108	434,773	10,051

Net increase (decrease) in net assets resulting from operations	$1,000,799	$1,670,141	$287,186	$947,924	$33,818

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Fidelity® VIP Technology Portfolio— Initial Class	Fidelity® VIP Total Market Index Portfolio— Initial Class	Fidelity® VIP Value Portfolio— Initial Class	Fidelity® VIP Value Strategies Portfolio— Service Class 2	Invesco V.I. Capital Appreciation Fund— Series I Shares
INVESTMENT INCOME (LOSS):
Dividend income	$—	$38,272	$22,895	$154	$—
Mortality and expense risk charges	—	—	(3,525)	—	—

Net investment income (loss)	—	38,272	19,370	154	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,038,866	712,093	39,435	8,688	12,913
Cost of investments sold	(832,051)	(581,857)	(31,729)	(4,424)	(16,395)

Net realized gain (loss) on investments	206,815	130,236	7,706	4,264	(3,482)
Realized gain distribution received	101,528	—	175,414	2,835	—
Change in unrealized appreciation (depreciation) on investments	414,269	430,204	(22,048)	(5,097)	15,696

Net gain (loss) on investments	722,612	560,440	161,072	2,002	12,214

Net increase (decrease) in net assets resulting from operations	$722,612	$598,712	$180,442	$2,156	$12,214

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Invesco V.I. Core Plus Bond Fund— Series I Shares	Invesco V.I. EQV International Equity Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. Main Street Mid Cap Fund®— Series I Shares	Invesco V.I. Main Street Small Cap Fund®— Series I Shares (a)
INVESTMENT INCOME (LOSS):
Dividend income	$61,153	$223,655	$64,478	$848	$—
Mortality and expense risk charges	—	—	(246)	—	—

Net investment income (loss)	61,153	223,655	64,232	848	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	53,224	2,107,039	304,270	23,352	43
Cost of investments sold	(62,837)	(2,243,820)	(299,655)	(28,451)	(42)

Net realized gain (loss) on investments	(9,613)	(136,781)	4,615	(5,099)	1
Realized gain distribution received	—	66,489	—	6,114	227
Change in unrealized appreciation (depreciation) on investments	14,162	(43,145)	(118,631)	38,643	181

Net gain (loss) on investments	4,549	(113,437)	(114,016)	39,658	409

Net increase (decrease) in net assets resulting from operations	$65,702	$110,218	$(49,784)	$40,506	$409

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Janus Henderson Enterprise Portfolio— Institutional Shares	Janus Henderson Flexible Bond Portfolio— Institutional Shares	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares
INVESTMENT INCOME (LOSS):
Dividend income	$168,587	$35,829	$6,242	$4,926	$9,184
Mortality and expense risk charges	—	—	—	(294)	(270)

Net investment income (loss)	168,587	35,829	6,242	4,632	8,914

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,442,596	28,044	2,973,121	76,155	33,875
Cost of investments sold	(7,568,500)	(32,324)	(2,076,395)	(49,795)	(25,792)

Net realized gain (loss) on investments	(1,125,904)	(4,280)	896,726	26,360	8,083
Realized gain distribution received	916,715	—	325,807	19,748	743
Change in unrealized appreciation (depreciation) on investments	3,394,828	(17,865)	214,559	82,489	(587)

Net gain (loss) on investments	3,185,639	(22,145)	1,437,092	128,597	8,239

Net increase (decrease) in net assets resulting from operations	$3,354,226	$13,684	$1,443,334	$133,229	$17,153

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Lord Abbett Series Fund Developing Growth Portfolio— Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP American Century Inflation Protection Fund— Service Class	LVIP American Century Inflation Protection Fund— Standard Class II	LVIP American Century Mid Cap Value Fund— Sevice Class
INVESTMENT INCOME (LOSS):
Dividend income	$186	$3,479	$52,756	$1,347	$20,821
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	186	3,479	52,756	1,347	20,821

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	11,971	426,450	197,003	2,459	20,787
Cost of investments sold	(13,370)	(337,888)	(239,259)	(2,858)	(21,740)

Net realized gain (loss) on investments	(1,399)	88,562	(42,256)	(399)	(953)
Realized gain distribution received	—	78,892	—	—	40,239
Change in unrealized appreciation (depreciation) on investments	24,911	212	8,981	(367)	9,310

Net gain (loss) on investments	23,512	167,666	(33,275)	(766)	48,596

Net increase (decrease) in net assets resulting from operations	$23,698	$171,145	$19,481	$581	$69,417

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	$		$		$		$		$
	LVIP American Century Mid Cap Value Fund— Standard Class II		LVIP American Century Value Fund— Service Class		LVIP American Century Value Fund— Standard Class II		LVIP Baron Growth Opportunities Fund— Service Class		LVIP Baron Growth Opportunities Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income		$1,077		$52,482		$2,204		$2,956		$79
Mortality and expense risk charges		—		—		—		(476)		—

Net investment income (loss)		1,077		52,482		2,204		2,480		79

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments		21,574		482,355		25,794		6,822,858		265,222
Cost of investments sold		(23,316)		(424,140)		(27,021)		(5,943,196)		(245,100)

Net realized gain (loss) on investments		(1,742)		58,215		(1,227)		879,662		20,122
Realized gain distribution received		1,707		111,013		3,602		31,559		1,094
Change in unrealized appreciation (depreciation) on investments		1,280		(45,729)		1,527		(416,409)		(2,737)

Net gain (loss) on investments		1,245		123,499		3,902		494,812		18,479

Net increase (decrease) in net assets resulting from operations		$2,322		$175,981		$6,106		$497,292		$18,558

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund— Standard Class	LVIP Franklin Templeton Multi-Factor International Equity Fund— Standard Class	LVIP Macquarie Limited-Term Diversified Income Fund— Standard Class	LVIP Macquarie Value Fund— Standard Class	LVIP Mondrian International Value Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$144,234	$163,322	$65,411	$367	$4,380
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	144,234	163,322	65,411	367	4,380

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	807,360	93,669	16,360	203	247,352
Cost of investments sold	(758,642)	(96,218)	(16,131)	(191)	(253,452)

Net realized gain (loss) on investments	48,718	(2,549)	229	12	(6,100)
Realized gain distribution received	—	—	—	641	1,430
Change in unrealized appreciation (depreciation) on investments	162,774	(5,612)	186	(166)	8,105

Net gain (loss) on investments	211,492	(8,161)	415	487	3,435

Net increase (decrease) in net assets resulting from operations	$355,726	$155,161	$65,826	$854	$7,815

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	LVIP SSgA Bond Index Fund— Standard Class	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class	Macquarie VIP Emerging Markets Series— Standard Class	Macquarie VIP International Core Equity Series— Standard Class (b)
INVESTMENT INCOME (LOSS):
Dividend income	$408,739	$3,130	$702,692	$88,891	$1,102
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	408,739	3,130	702,692	88,891	1,102

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,552,626	7,226	2,322,154	2,185,087	1,055
Cost of investments sold	(1,822,215)	(6,049)	(1,904,270)	(2,447,448)	(1,047)

Net realized gain (loss) on investments	(269,589)	1,177	417,884	(262,361)	8
Realized gain distribution received	—	—	—	—	199
Change in unrealized appreciation (depreciation) on investments	9,125	2,591	(470,712)	360,908	(1,634)

Net gain (loss) on investments	(260,464)	3,768	(52,828)	98,547	(1,427)

Net increase (decrease) in net assets resulting from operations	$148,275	$6,898	$649,864	$187,438	$(325)

(b) For the period April 26, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Macquarie VIP Small Cap Value Series— Standard Class	MFS® Global Growth Portfolio— Initial Class	MFS® Global Real Estate Portfolio— Initial Class	MFS® Global Tactical Allocation Portfolio— Initial Class	MFS® International Growth Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$97,271	$329	$55,997	$19,795	$19,108
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	97,271	329	55,997	19,795	19,108

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,294,970	1,569	652,047	96,230	1,002,602
Cost of investments sold	(816,500)	(1,584)	(766,531)	(102,346)	(1,029,205)

Net realized gain (loss) on investments	478,470	(15)	(114,484)	(6,116)	(26,603)
Realized gain distribution received	268,579	7,206	—	13,200	6,207
Change in unrealized appreciation (depreciation) on investments	538,439	1,646	(17,047)	96,520	158,147

Net gain (loss) on investments	1,285,488	8,837	(131,531)	103,604	137,751

Net increase (decrease) in net assets resulting from operations	$1,382,759	$9,166	$(75,534)	$123,399	$156,859

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Growth Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$327,053	$2	$—	$92,654	$—
Mortality and expense risk charges	—	(1)	—	—	—

Net investment income (loss)	327,053	1	—	92,654	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,554,007	1	167,663	2,137,691	343
Cost of investments sold	(6,569,920)	—	(203,657)	(1,866,656)	(425)

Net realized gain (loss) on investments	(15,913)	1	(35,994)	271,035	(82)
Realized gain distribution received	1,054,587	22	37,297	312,428	—
Change in unrealized appreciation (depreciation) on investments	385,227	29	(104,656)	251,475	395

Net gain (loss) on investments	1,423,901	52	(103,353)	834,938	313

Net increase (decrease) in net assets resulting from operations	$1,750,954	$53	$(103,353)	$927,592	$313

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	MFS® New Discovery Value Portfolio— Initial Class	MFS® Research International Portfolio— Initial Class	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF Global Infrastructure Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$70,258	$1,810	$1,342,560	$67,921	$22,952
Mortality and expense risk charges	—	—	(536)	—	—

Net investment income (loss)	70,258	1,810	1,342,024	67,921	22,952

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,431,192	55,128	18,941,566	76,254	1,132,473
Cost of investments sold	(5,314,883)	(47,791)	(15,135,067)	(104,113)	(1,170,566)

Net realized gain (loss) on investments	116,309	7,337	3,806,499	(27,859)	(38,093)
Realized gain distribution received	293,348	—	6,080,479	—	—
Change in unrealized appreciation (depreciation) on investments	26,309	(82,669)	(1,850,426)	30,462	145,600

Net gain (loss) on investments	435,966	(75,332)	8,036,552	2,603	107,507

Net increase (decrease) in net assets resulting from operations	$506,224	$(73,522)	$9,378,576	$70,524	$130,459

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I	Neuberger Berman AMT Sustainable Equity Portfolio— Class I	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class
INVESTMENT INCOME (LOSS):
Dividend income	$14,365	$487	$787	$93,623	$133,634
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	14,365	487	787	93,623	133,634

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	657,143	3,954	142,937	285,015	583,524
Cost of investments sold	(569,870)	(4,818)	(93,653)	(341,917)	(692,475)

Net realized gain (loss) on investments	87,273	(864)	49,284	(56,902)	(108,951)
Realized gain distribution received	—	2,195	16,946	—	—
Change in unrealized appreciation (depreciation) on investments	(22,325)	3,778	10,527	66,701	(51,033)

Net gain (loss) on investments	64,948	5,109	76,757	9,799	(159,984)

Net increase (decrease) in net assets resulting from operations	$79,313	$5,596	$77,544	$103,422	$(26,350)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class	PIMCO VIT High Yield Portfolio— Administrative Class	PIMCO VIT High Yield Portfolio— Institutional Class	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,250	$132,479	$7,342	$38,621	$2,991
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	2,250	132,479	7,342	38,621	2,991

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,573	894,655	221,944	247,399	11,502
Cost of investments sold	(6,673)	(901,673)	(217,302)	(247,633)	(12,845)

Net realized gain (loss) on investments	(1,100)	(7,018)	4,642	(234)	(1,343)
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(1,211)	(342)	(4,046)	(32,485)	2,938

Net gain (loss) on investments	(2,311)	(7,360)	596	(32,719)	1,595

Net increase (decrease) in net assets resulting from operations	$(61)	$125,119	$7,938	$5,902	$4,586

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Real Return Portfolio— Administrative Class
INVESTMENT INCOME (LOSS):
Dividend income	$498,669	$1,268	$443,047	$15,727	$227,109
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	498,669	1,268	443,047	15,727	227,109

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,816,281	5,989	1,224,576	34,910	1,418,499
Cost of investments sold	(3,452,417)	(10,790)	(1,310,103)	(34,295)	(1,560,556)

Net realized gain (loss) on investments	(1,636,136)	(4,801)	(85,527)	615	(142,057)
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	66,480	876	127,815	1,290	67,702

Net gain (loss) on investments	(1,569,656)	(3,925)	42,288	1,905	(74,355)

Net increase (decrease) in net assets resulting from operations	$(1,070,987)	$(2,657)	$485,335	$17,632	$152,754

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	PIMCO VIT Real Return Portfolio— Institutional Class	PIMCO VIT Short-Term Portfolio— Institutional Class (a)	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class	Principal VC Real Estate Securities Account— Class 1 (a)
INVESTMENT INCOME (LOSS):
Dividend income	$3,305	$13	$704,907	$8,929	$313
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	3,305	13	704,907	8,929	313

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	19,861	4	2,408,156	142,619	138
Cost of investments sold	(21,924)	(4)	(3,064,112)	(145,428)	(150)

Net realized gain (loss) on investments	(2,063)	—	(655,956)	(2,809)	(12)
Realized gain distribution received	—	—	—	—	403
Change in unrealized appreciation (depreciation) on investments	1,359	3	352,766	(581)	(29,261)

Net gain (loss) on investments	(704)	3	(303,190)	(3,390)	(28,870)

Net increase (decrease) in net assets resulting from operations	$2,601	$16	$401,717	$5,539	$(28,557)

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Putnam VT International Value Fund— Class IA (a)	Schwab® S&P 500 Index Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Index 500 Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$—	$59,470	$2,314	$—	$9,082
Mortality and expense risk charges	—	—	—	—	(514)

Net investment income (loss)	—	59,470	2,314	—	8,568

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	17	300,672	4,494,088	10,041,976	1,866,789
Cost of investments sold	(17)	(254,521)	(4,143,701)	(7,246,797)	(1,277,050)

Net realized gain (loss) on investments	—	46,151	350,387	2,795,179	589,739
Realized gain distribution received	—	—	357,528	5,245,588	45,767
Change in unrealized appreciation (depreciation) on investments	(1,389)	717,286	883,140	24,772,341	(551,982)

Net gain (loss) on investments	(1,389)	763,437	1,591,055	32,813,108	83,524

Net increase (decrease) in net assets resulting from operations	$(1,389)	$822,907	$1,593,369	$32,813,108	$92,092

(a) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Moderate Allocation Portfolio	Thrivent Aggressive Allocation Portfolio	Thrivent Diversified Income Plus Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$15,772	$29,438	$52,611	$1,498	$13,335
Mortality and expense risk charges	(1,161)	(895)	—	—	—

Net investment income (loss)	14,611	28,543	52,611	1,498	13,335

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,224,660	302,734	134,958	1,897	86,528
Cost of investments sold	(2,148,370)	(309,910)	(122,243)	(1,615)	(83,601)

Net realized gain (loss) on investments	76,290	(7,176)	12,715	282	2,927
Realized gain distribution received	40,813	—	63,280	3,741	—
Change in unrealized appreciation (depreciation) on investments	27,637	10,682	89,899	7,293	2,346

Net gain (loss) on investments	144,740	3,506	165,894	11,316	5,273

Net increase (decrease) in net assets resulting from operations	$159,351	$32,049	$218,505	$12,814	$18,608

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Thrivent Global Stock Portfolio	Thrivent Large Cap Growth Portfolio	Thrivent Mid Cap Index Portfolio	Thrivent Mid Cap Stock Portfolio	Thrivent Small Cap Index Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$6,924	$1,988	$134,150	$10,364	$494,292
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	6,924	1,988	134,150	10,364	494,292

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,244	12,907	1,728,549	24,178	6,598,222
Cost of investments sold	(5,883)	(13,126)	(1,582,075)	(21,672)	(6,075,144)

Net realized gain (loss) on investments	1,361	(219)	146,474	2,506	523,078
Realized gain distribution received	10,112	30,562	160,602	20,673	—
Change in unrealized appreciation (depreciation) on investments	21,893	80,642	881,138	153,952	1,867,336

Net gain (loss) on investments	33,366	110,985	1,188,214	177,131	2,390,414

Net increase (decrease) in net assets resulting from operations	$40,290	$112,973	$1,322,364	$187,495	$2,884,706

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares
INVESTMENT INCOME (LOSS):
Dividend income	$2,831	$307	$3,660	$683	$582
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	2,831	307	3,660	683	582

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	24,833	10,177	43,734	43,403	8,604
Cost of investments sold	(17,637)	(9,021)	(37,973)	(32,543)	(15,415)

Net realized gain (loss) on investments	7,196	1,156	5,761	10,860	(6,811)
Realized gain distribution received	1,961	70	1,099	98	—
Change in unrealized appreciation (depreciation) on investments	15,179	(557)	(1,657)	(5,761)	8,283

Net gain (loss) on investments	24,336	669	5,203	5,197	1,472

Net increase (decrease) in net assets resulting from operations	$27,167	$976	$8,863	$5,880	$2,054

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	VanEck VIP Emerging Markets Bond Fund— Initial Class Shares	Victory RS Small Cap Growth Equity VIP Series— Class I Shares	Voya High Yield Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$656	$3,652	$28,173	$—	$1,873
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	656	3,652	28,173	—	1,873

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,508	54,434	12,133	103,816	26,717
Cost of investments sold	(6,612)	(44,472)	(12,472)	(86,709)	(27,529)

Net realized gain (loss) on investments	(5,104)	9,962	(339)	17,107	(812)
Realized gain distribution received	—	2,800	—	—	—
Change in unrealized appreciation (depreciation) on investments	6,375	736	(17,190)	58,675	740

Net gain (loss) on investments	1,271	13,498	(17,529)	75,782	(72)

Net increase (decrease) in net assets resulting from operations	$1,927	$17,150	$10,644	$75,782	$1,801

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Voya Index Solution 2030 Portfolio— Class Z	Voya Index Solution 2040 Portfolio— Class Z	Voya Index Solution 2050 Portfolio— Class Z	Voya Limited Maturity Bond Portfolio— Class I	Voya MidCap Opportunities Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$2,499	$646	$261	$179,160	$—
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	2,499	646	261	179,160	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	26,691	162,881	64,172	1,086,783	5,135
Cost of investments sold	(29,101)	(166,899)	(58,227)	(1,174,130)	(3,702)

Net realized gain (loss) on investments	(2,410)	(4,018)	5,945	(87,347)	1,433
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	17,164	14,484	6,448	94,845	91,909

Net gain (loss) on investments	14,754	10,466	12,393	7,498	93,342

Net increase (decrease) in net assets resulting from operations	$17,253	$11,112	$12,654	$186,658	$93,342

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	Voya Russell™ Mid Cap Index Portfolio— Class I	Voya Small Company Portfolio— Class I	VY® JPMorgan Mid Cap Value Portfolio— Class I	VY® JPMorgan Small Cap Core Equity Portfolio— Class I	VY® Morgan Stanley Global Franchise Portfolio— Class R6
INVESTMENT INCOME (LOSS):
Dividend income	$190,622	$12,895	$3,989	$23,004	$1,163
Mortality and expense risk charges	(176)	—	—	—	—

Net investment income (loss)	190,446	12,895	3,989	23,004	1,163

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,186,094	193,301	4,238	362,757	2,239
Cost of investments sold	(6,494,908)	(248,504)	(3,678)	(436,891)	(2,504)

Net realized gain (loss) on investments	(308,814)	(55,203)	560	(74,134)	(265)
Realized gain distribution received	1,364,632	43,176	16,491	—	13,161
Change in unrealized appreciation (depreciation) on investments	821,915	148,292	22,175	491,837	(1,855)

Net gain (loss) on investments	1,877,733	136,265	39,226	417,703	11,041

Net increase (decrease) in net assets resulting from operations	$2,068,179	$149,160	$43,215	$440,707	$12,204

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2024

	VY® T. Rowe Price Capital Appreciation Portfolio— Class I	Western Asset Core Plus VIT Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$25,531	$172,647
Mortality and expense risk charges	—	—

Net investment income (loss)	25,531	172,647

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	869,530	1,768,468
Cost of investments sold	(918,917)	(2,098,842)

Net realized gain (loss) on investments	(49,387)	(330,374)
Realized gain distribution received	9,949	—
Change in unrealized appreciation (depreciation) on investments	122,004	142,380

Net gain (loss) on investments	82,566	(187,994)

Net increase (decrease) in net assets resulting from operations	$108,097	$(15,347)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP American Century Sustainable Equity— Initial Class		NYLI VP Bond— Initial Class		NYLI VP Candriam Emerging Markets Equity— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$27,429	$29,394	$1,420,112	$894,786	$18,537	$32,245
Net realized gain (loss) on investments	(25,329)	(31,185)	(1,049,090)	(142,247)	(19,040)	(38,560)
Realized gain distribution received	65,885	772,251	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	409,884	(246,146)	6,152	833,933	230,656	132,061

Net increase (decrease) in net assets resulting from operations	477,869	524,314	377,174	1,586,472	230,153	125,746

Contributions and (Withdrawals):
Payments received from policyowners	8,444	3,609	71,107	92,403	—	—
Cost of insurance	(86,589)	(79,642)	(350,885)	(362,058)	(36,688)	(38,297)
Policyowners’ surrenders	(22,793)	(343,530)	(25,748)	(15,023)	(12,726)	(5,890)
Net transfers from (to) Fixed Account	(9,027)	(13,375)	(996,586)	4,956,342	(2,780)	(30,243)
Transfers between Investment Divisions	906	(9,353)	(2,737,093)	3,656,268	—	—
Policyowners’ death benefits	—	(831)	(121,012)	(42,692)	—	—

Net contributions and (withdrawals)	(109,059)	(443,122)	(4,160,217)	8,285,240	(52,194)	(74,430)

Increase (decrease) in net assets	368,810	81,192	(3,783,043)	9,871,712	177,959	51,316
NET ASSETS:
Beginning of period	2,458,505	2,377,313	33,706,085	23,834,373	1,845,536	1,794,220

End of period	$2,827,315	$2,458,505	$29,923,042	$33,706,085	$2,023,495	$1,845,536

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Dimensional U.S. Equity— Initial Class		NYLI VP Epoch U.S. Equity Yield— Initial Class		NYLI VP Fidelity Institutional AM® Utilities— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,205	$10,398	$53,505	$43,295	$89,145	$61,496
Net realized gain (loss) on investments	73,715	(182,337)	30,819	62,317	6,817	32,391
Realized gain distribution received	—	—	115,993	103,878	264,052	429,617
Change in unrealized appreciation (depreciation) on investments	183,703	454,123	107,833	(56,524)	520,163	(591,838)

Net increase (decrease) in net assets resulting from operations	264,623	282,184	308,150	152,966	880,177	(68,334)

Contributions and (Withdrawals):
Payments received from policyowners	28,413	19,205	60,232	61,416	70,941	68,932
Cost of insurance	(36,847)	(34,075)	(47,209)	(50,021)	(81,526)	(83,061)
Policyowners’ surrenders	(75,330)	(176,727)	(51,871)	(39,107)	(61,186)	(325,627)
Net transfers from (to) Fixed Account	4,240	737	62,293	21,395	(22,597)	(37,188)
Transfers between Investment Divisions	(203,610)	(130,072)	(15,825)	(428,072)	(71,389)	25,104
Policyowners’ death benefits	—	(15,911)	—	—	—	(763)

Net contributions and (withdrawals)	(283,134)	(336,843)	7,620	(434,389)	(165,757)	(352,603)

Increase (decrease) in net assets	(18,511)	(54,659)	315,770	(281,423)	714,420	(420,937)
NET ASSETS:
Beginning of period	1,237,792	1,292,451	1,690,429	1,971,852	3,086,724	3,507,661

End of period	$1,219,281	$1,237,792	$2,006,199	$1,690,429	$3,801,144	$3,086,724

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Floating Rate— Initial Class		NYLI VP Hedge Multi- Strategy— Initial Class		NYLI VP Income Builder— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,386,952	$340,853	$723	$8,718	$2,366	$(639)
Net realized gain (loss) on investments	14,348	(1,032)	232	(50)	1,618	(1,665,653)
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(494,554)	119,885	13,766	6,484	3,800	2,040,988

Net increase (decrease) in net assets resulting from operations	5,906,746	459,706	14,721	15,152	7,784	374,696

Contributions and (Withdrawals):
Payments received from policyowners	230,255	257,663	56,324	8,845	17,772	16,290
Cost of insurance	(1,113,554)	(101,476)	(7,818)	(6,336)	(2,155)	(25,062)
Policyowners’ surrenders	(310,559)	(154,764)	—	(3,287)	—	(17,573)
Net transfers from (to) Fixed Account	(37,667)	(3,809)	29,048	23,514	(10,771)	(11,509,189)
Transfers between Investment Divisions	199,999,390	(6,084)	343	(7)	264	(320,299)
Policyowners’ death benefits	(175,055)	(6,373)	—	—	—	—

Net contributions and (withdrawals)	198,592,810	(14,843)	77,897	22,729	5,110	(11,855,833)

Increase (decrease) in net assets	204,499,556	444,863	92,618	37,881	12,894	(11,481,137)
NET ASSETS:
Beginning of period	4,309,013	3,864,150	175,359	137,478	75,139	11,556,276

End of period	$208,808,569	$4,309,013	$267,977	$175,359	$88,033	$75,139

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Janus Henderson Balanced— Initial Class		NYLI VP MacKay Convertible— Initial Class		NYLI VP MacKay High Yield Corporate Bond— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$162,111	$110,525	$20,293,948	$11,788,174	$3,707,612	$2,878,033
Net realized gain (loss) on investments	104,205	90,883	(43,567,607)	(2,586,193)	(366,517)	(676,772)
Realized gain distribution received	—	303,293	9,042,704	—	—	—
Change in unrealized appreciation (depreciation) on investments	986,571	669,098	61,413,544	42,259,639	786,393	3,327,756

Net increase (decrease) in net assets resulting from operations	1,252,887	1,173,799	47,182,589	51,461,620	4,127,488	5,529,017

Contributions and (Withdrawals):
Payments received from policyowners	173,075	373,704	82,795	99,598	717,308	634,592
Cost of insurance	(164,104)	(169,953)	(7,024,504)	(7,220,909)	(943,432)	(864,607)
Policyowners’ surrenders	(111,145)	(697,074)	(26,590)	(36,618)	(268,552)	(401,699)
Net transfers from (to) Fixed Account	(18,936)	(21,993)	(34,968)	(60,511)	3,451,157	3,052,690
Transfers between Investment Divisions	(12,190)	(361,272)	(199,818,834)	(17,961)	1,766,362	4,939,186
Policyowners’ death benefits	(137,217)	(2,225)	(3,486,977)	(1,063,473)	(367,294)	(180,353)

Net contributions and (withdrawals)	(270,517)	(878,813)	(210,309,078)	(8,299,874)	4,355,549	7,179,809

Increase (decrease) in net assets	982,370	294,986	(163,126,489)	43,161,746	8,483,037	12,708,826
NET ASSETS:
Beginning of period	8,338,139	8,043,153	647,369,139	604,207,393	55,316,414	42,607,588

End of period	$9,320,509	$8,338,139	$484,242,650	$647,369,139	$63,799,451	$55,316,414

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP MacKay U.S. Infrastructure Bond— Initial Class		NYLI VP Natural Resources— Initial Class		NYLI VP PineStone International Equity— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$18,633	$20,683	$97,880	$87,325	$86,990	$(80,090)
Net realized gain (loss) on investments	(45,527)	(23,448)	1,147,112	793,686	(242,999)	(13,097,507)
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	38,345	43,653	(1,220,367)	(802,734)	787,527	16,482,230

Net increase (decrease) in net assets resulting from operations	11,451	40,888	24,625	78,277	631,518	3,304,633

Contributions and (Withdrawals):
Payments received from policyowners	83,263	125,075	115,449	168,396	260,732	34,835
Cost of insurance	(37,758)	(32,899)	(80,139)	(87,780)	(285,292)	(380,773)
Policyowners’ surrenders	(7,649)	(65,922)	(49,236)	(29,344)	(23,566)	(190,249)
Net transfers from (to) Fixed Account	(57,106)	115,601	39,829	(24,864)	1,790,205	(41,882,332)
Transfers between Investment Divisions	(141,146)	126,709	(474,632)	(606,127)	(750,039)	225,445
Policyowners’ death benefits	—	(124)	(25,926)	(13,345)	(142,026)	(510,481)

Net contributions and (withdrawals)	(160,396)	268,440	(474,655)	(593,064)	850,014	(42,703,555)

Increase (decrease) in net assets	(148,945)	309,328	(450,030)	(514,787)	1,481,532	(39,398,922)
NET ASSETS:
Beginning of period	1,029,124	719,796	4,310,046	4,824,833	14,668,408	54,067,330

End of period	$880,179	$1,029,124	$3,860,016	$4,310,046	$16,149,940	$14,668,408

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP S&P 500 Index— Initial Class		NYLI VP Schroders Mid Cap Opportunities— Initial Class		NYLI VP Small Cap Growth— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,855,109	$5,705,155	$100,662	$30,520	$—	$—
Net realized gain (loss) on investments	11,939,623	7,222,998	(1,912,060)	(3,237,979)	(407,219)	(95,604)
Realized gain distribution received	1,998,353	7,551,386	—	—	—	14,354
Change in unrealized appreciation (depreciation) on investments	112,083,376	84,785,443	4,835,897	6,629,016	886,117	662,844

Net increase (decrease) in net assets resulting from operations	131,876,461	105,264,982	3,024,499	3,421,557	478,898	581,594

Contributions and (Withdrawals):
Payments received from policyowners	424,807	(51,959)	98,869	129,678	105,285	118,923
Cost of insurance	(4,159,089)	(3,710,243)	(359,524)	(303,043)	(97,177)	(98,431)
Policyowners’ surrenders	(83,046)	(51,999)	(21,461)	(58,119)	(62,749)	(220,018)
Net transfers from (to) Fixed Account	(13,072)	43,446,789	2,829,197	2,246,089	10,064	(14,779)
Transfers between Investment Divisions	(855,878)	(42,323)	(1,578,985)	(2,104,019)	(697,974)	(19,299)
Policyowners’ death benefits	(9,657,240)	(5,753,266)	(212,780)	(28,801)	(18,364)	(20,726)

Net contributions and (withdrawals)	(14,343,518)	33,836,999	755,316	(118,215)	(760,915)	(254,330)

Increase (decrease) in net assets	117,532,943	139,101,981	3,779,815	3,303,342	(282,017)	327,264
NET ASSETS:
Beginning of period	542,129,675	403,027,694	28,891,381	25,588,039	4,237,392	3,910,128

End of period	$659,662,618	$542,129,675	$32,671,196	$28,891,381	$3,955,375	$4,237,392

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP U.S. Government Money Market— Initial Class		NYLI VP Wellington Growth— Initial Class		NYLI VP Wellington Small Cap— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,257,443	$1,672,771	$—	$—	$29,791	$22,687
Net realized gain (loss) on investments	1	1	(905)	(5,167)	(461,465)	(293,182)
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(1)	(1)	11,255	17,484	843,641	599,642

Net increase (decrease) in net assets resulting from operations	2,257,443	1,672,771	10,350	12,317	411,967	329,147

Contributions and (Withdrawals):
Payments received from policyowners	4,204,203	4,177,856	—	—	71,520	51,327
Cost of insurance	(1,131,114)	(1,146,802)	(3,359)	(2,638)	(63,119)	(61,606)
Policyowners’ surrenders	(6,020,080)	(2,315,137)	—	—	(52,213)	(111,312)
Net transfers from (to) Fixed Account	532,103	11,780,615	—	—	(18,823)	(274)
Transfers between Investment Divisions	12,630,611	(2,293,254)	—	(7,023)	(899,574)	40,448
Policyowners’ death benefits	(234,000)	(281,426)	—	—	—	(9,773)

Net contributions and (withdrawals)	9,981,723	9,921,852	(3,359)	(9,661)	(962,209)	(91,190)

Increase (decrease) in net assets	12,239,166	11,594,623	6,991	2,656	(550,242)	237,957
NET ASSETS:
Beginning of period	42,322,356	30,727,733	40,764	38,108	2,740,693	2,502,736

End of period	$54,561,522	$42,322,356	$47,755	$40,764	$2,190,451	$2,740,693

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	NYLI VP Winslow Large Cap Growth— Initial Class		AB VPS Discovery Value Portfolio— Class A		AB VPS International Value Portfolio— Class A
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(99)	$(82)	$13,440	$17,035	$1	$—
Net realized gain (loss) on investments	128,473	(124,220)	(103,384)	(100,947)	—	(1)
Realized gain distribution received	659,458	210,966	76,526	134,160	—	—
Change in unrealized appreciation (depreciation) on investments	1,057,363	2,008,917	145,346	228,594	1	7

Net increase (decrease) in net assets resulting from operations	1,845,195	2,095,581	131,928	278,842	2	6

Contributions and (Withdrawals):
Payments received from policyowners	202,935	209,291	87,618	104,749	—	—
Cost of insurance	(109,387)	(102,205)	(32,454)	(45,022)	(5)	(4)
Policyowners’ surrenders	(46,897)	(464,824)	(52,875)	(207,830)	—	—
Net transfers from (to) Fixed Account	12,759	(81,006)	(56,795)	(23,805)	—	—
Transfers between Investment Divisions	(381,409)	(362,534)	(105,581)	(110,616)	—	—
Policyowners’ death benefits	—	(6,223)	—	—	—	—

Net contributions and (withdrawals)	(321,999)	(807,501)	(160,087)	(282,524)	(5)	(4)

Increase (decrease) in net assets	1,523,196	1,288,080	(28,159)	(3,682)	(3)	2
NET ASSETS:
Beginning of period	6,526,873	5,238,793	1,756,924	1,760,606	46	44

End of period	$8,050,069	$6,526,873	$1,728,765	$1,756,924	$43	$46

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	AB VPS Large Cap Growth Portfolio— Class A		AB VPS Relative Value Portfolio— Class A		AB VPS Small Cap Growth Portfolio— Class A
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$12,802	$—	$5,103	$4,546	$1,465	$—
Net realized gain (loss) on investments	921,563	(27,620)	4,604	(3,846)	(109,609)	(54,098)
Realized gain distribution received	948,705	1,190,070	12,122	23,904	—	—
Change in unrealized appreciation (depreciation) on investments	3,101,578	3,805,519	9,645	14,124	(89,453)	134,200

Net increase (decrease) in net assets resulting from operations	4,984,648	4,967,969	31,474	38,728	(197,597)	80,102

Contributions and (Withdrawals):
Payments received from policyowners	224,512	390,404	53,098	87,874	24,617	16,200
Cost of insurance	(338,959)	(296,611)	(4,428)	(3,357)	(14,897)	(8,488)
Policyowners’ surrenders	(12,602)	(9,509)	—	—	(12,308)	(15,187)
Net transfers from (to) Fixed Account	14,740	44	4,483	1,194	4,563	1,143
Transfers between Investment Divisions	(4,126,922)	3,426,597	101,840	18,872	3,885,521	16,456
Policyowners’ death benefits	(1,046)	—	—	—	—	(154)

Net contributions and (withdrawals)	(4,240,277)	3,510,925	154,993	104,583	3,887,496	9,970

Increase (decrease) in net assets	744,371	8,478,894	186,467	143,311	3,689,899	90,072
NET ASSETS:
Beginning of period	20,263,337	11,784,443	283,307	139,996	529,442	439,370

End of period	$21,007,708	$20,263,337	$469,774	$283,307	$4,219,341	$529,442

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Alger Small Cap Growth Portfolio— Class I-2 Shares		American Funds IS American Funds Global Balanced Fund— Class 1		American Funds IS Asset Allocation Fund— Class 1
	2024	2023 (a)	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,320	$—	$1,829	$1,070	$569,098	$498,667
Net realized gain (loss) on investments	12,568	(10,513)	(461)	(322)	183,429	(13,188)
Realized gain distribution received	—	—	—	4,695	992,923	770,296
Change in unrealized appreciation (depreciation) on investments	32,748	64,888	3,418	1,438	1,885,733	1,526,713

Net increase (decrease) in net assets resulting from operations	47,636	54,375	4,786	6,881	3,631,183	2,782,488

Contributions and (Withdrawals):
Payments received from policyowners	14,317	5,290	31,989	29,345	1,479,504	1,664,672
Cost of insurance	(11,452)	(3,032)	(2,707)	(1,541)	(428,081)	(405,042)
Policyowners’ surrenders	(16,236)	—	(5,027)	(496)	(630,046)	(187,743)
Net transfers from (to) Fixed Account	(9,278)	(11,405)	5,965	7,072	(249,752)	136,711
Transfers between Investment Divisions	(39,697)	580,370	(12,309)	3,740	(433,493)	(49,963)
Policyowners’ death benefits	—	—	—	—	(177,850)	(39,499)

Net contributions and (withdrawals)	(62,346)	571,223	17,911	38,120	(439,718)	1,119,136

Increase (decrease) in net assets	(14,710)	625,598	22,697	45,001	3,191,465	3,901,624
NET ASSETS:
Beginning of period	625,598	—	72,001	27,000	22,275,024	18,373,400

End of period	$610,888	$625,598	$94,698	$72,001	$25,466,489	$22,275,024

(a) For the period September 29, 2023 (commencement of Investment Division) through December 31, 2023.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	American Funds IS The Bond Fund of America®— Class 1		American Funds IS Capital World Bond Fund®— Class 1		American Funds IS Global Growth Fund— Class 1
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,723	$677	$2,217	$—	$86,081	$46,901
Net realized gain (loss) on investments	1	—	(1,610)	(4,874)	(36,422)	7,792
Realized gain distribution received	—	—	—	—	135,942	302,710
Change in unrealized appreciation (depreciation) on investments	(1,583)	717	(3,291)	10,042	410,718	474,113

Net increase (decrease) in net assets resulting from operations	1,141	1,394	(2,684)	5,168	596,319	831,516

Contributions and (Withdrawals):
Payments received from policyowners	5,837	1,437	4,635	7,583	234,321	285,410
Cost of insurance	(608)	(42)	(2,593)	(2,901)	(67,458)	(69,114)
Policyowners’ surrenders	—	—	(2,027)	(12,133)	(149,298)	(340,830)
Net transfers from (to) Fixed Account	—	1,528	—	—	19,848	(7,994)
Transfers between Investment Divisions	18,800	34,079	6,136	(1,960)	(222,051)	99,017
Policyowners’ death benefits	—	—	—	(41)	(9,470)	(25,321)

Net contributions and (withdrawals)	24,029	37,002	6,151	(9,452)	(194,108)	(58,832)

Increase (decrease) in net assets	25,170	38,396	3,467	(4,284)	402,211	772,684
NET ASSETS:
Beginning of period	38,396	—	83,332	87,616	4,477,148	3,704,464

End of period	$63,566	$38,396	$86,799	$83,332	$4,879,359	$4,477,148

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	American Funds IS Global Small Capitalization Fund— Class 1		American Funds IS Growth Fund— Class 1		American Funds IS Growth-Income Fund— Class 1
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$10,969	$4,037	$116,605	$97,510	$61,276	$58,421
Net realized gain (loss) on investments	(185,727)	(51,995)	(21,369)	440,680	135,382	6,760
Realized gain distribution received	35,072	10,167	479,518	937,359	189,009	183,109
Change in unrealized appreciation (depreciation) on investments	173,517	161,319	5,165,416	3,926,078	542,569	585,727

Net increase (decrease) in net assets resulting from operations	33,831	123,528	5,740,170	5,401,627	928,236	834,017

Contributions and (Withdrawals):
Payments received from policyowners	100,313	71,140	392,583	362,135	100,461	147,677
Cost of insurance	(12,491)	(13,624)	(321,906)	(276,293)	(123,616)	(121,585)
Policyowners’ surrenders	(239,230)	(32,265)	(282,752)	(198,218)	(85,417)	(10,931)
Net transfers from (to) Fixed Account	(619)	(22,480)	(38,103)	19,734	21,524	(20,239)
Transfers between Investment Divisions	(121,874)	85,128	(1,623,307)	(985,788)	32,391	426,971
Policyowners’ death benefits	—	—	—	(131,055)	—	—

Net contributions and (withdrawals)	(273,901)	87,899	(1,873,485)	(1,209,485)	(54,657)	421,893

Increase (decrease) in net assets	(240,070)	211,427	3,866,685	4,192,142	873,579	1,255,910
NET ASSETS:
Beginning of period	901,734	690,307	18,328,687	14,136,545	4,072,480	2,816,570

End of period	$661,664	$901,734	$22,195,372	$18,328,687	$4,946,059	$4,072,480

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	American Funds IS International Fund— Class 1		American Funds IS New World Fund®— Class 1		American Funds IS U.S. Government Securities Fund®— Class 1
	2024	2023	2024	2023	2024 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$157,533	$153,452	$330,504	$292,246	$11,668
Net realized gain (loss) on investments	(95,504)	(163,598)	63,246	(60,495)	44
Realized gain distribution received	—	—	91,400	—	—
Change in unrealized appreciation (depreciation) on investments	254,373	1,585,618	796,692	2,107,959	(8,470)

Net increase (decrease) in net assets resulting from operations	316,402	1,575,472	1,281,842	2,339,710	3,242

Contributions and (Withdrawals):
Payments received from policyowners	663,563	458,409	97,301	96,636	4,721
Cost of insurance	(257,988)	(265,274)	(217,320)	(177,585)	(1,879)
Policyowners’ surrenders	(70,100)	(221,416)	(52,758)	(16,788)	—
Net transfers from (to) Fixed Account	19,471	(51,220)	239,658	1,283,052	13,231
Transfers between Investment Divisions	(246,052)	(1,375,577)	(121,708)	2,215,778	311,426
Policyowners’ death benefits	(63,076)	(104,930)	(271,938)	(97,890)	—

Net contributions and (withdrawals)	45,818	(1,560,008)	(326,765)	3,303,203	327,499

Increase (decrease) in net assets	362,220	15,464	955,077	5,642,913	330,741
NET ASSETS:
Beginning of period	10,309,160	10,293,696	19,003,795	13,360,882	—

End of period	$10,671,380	$10,309,160	$19,958,872	$19,003,795	$330,741

(b) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	American Funds IS Washington Mutual Investors FundSM— Class 1		BlackRock® Global Allocation V.I. Fund— Class I		BlackRock® High Yield V.I. Fund— Class I
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$26,697	$21,577	$104,776	$154,115	$66,467	$59,643
Net realized gain (loss) on investments	(6,406)	(25,410)	(21,462)	(49,742)	(17,201)	(66,476)
Realized gain distribution received	13,398	8,648	490,510	—	—	—
Change in unrealized appreciation (depreciation) on investments	227,744	158,799	102,264	710,667	26,997	115,399

Net increase (decrease) in net assets resulting from operations	261,433	163,614	676,088	815,040	76,263	108,566

Contributions and (Withdrawals):
Payments received from policyowners	127,792	259,612	428,963	427,434	56,548	42,793
Cost of insurance	(17,249)	(12,980)	(237,692)	(220,605)	(20,694)	(22,247)
Policyowners’ surrenders	(5,000)	(819)	(235,640)	(28,172)	(24,798)	(18,350)
Net transfers from (to) Fixed Account	(99,352)	65,859	(24,526)	(18,808)	1,938	(3,133)
Transfers between Investment Divisions	62,590	(24,704)	(4,064)	136,676	(12,941)	(35,983)
Policyowners’ death benefits	(512)	—	—	(81,000)	—	(150)

Net contributions and (withdrawals)	68,269	286,968	(72,959)	215,525	53	(37,070)

Increase (decrease) in net assets	329,702	450,582	603,129	1,030,565	76,316	71,496
NET ASSETS:
Beginning of period	1,136,958	686,376	7,239,153	6,208,588	922,869	851,373

End of period	$1,466,660	$1,136,958	$7,842,282	$7,239,153	$999,185	$922,869

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	BNY Mellon IP Technology Growth Portfolio— Initial Shares		BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares		BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$40	$43	$62	$30
Net realized gain (loss) on investments	391,042	60,669	22	(16)	227	245
Realized gain distribution received	—	—	47	694	—	199
Change in unrealized appreciation (depreciation) on investments	566,931	1,513,129	1,671	562	116	322

Net increase (decrease) in net assets resulting from operations	957,973	1,573,798	1,780	1,283	405	796

Contributions and (Withdrawals):
Payments received from policyowners	96,687	117,117	—	—	—	—
Cost of insurance	(79,988)	(72,323)	(198)	(155)	(561)	(634)
Policyowners’ surrenders	(339,128)	(24,170)	—	—	—	—
Net transfers from (to) Fixed Account	14,326	(77,621)	—	—	—	—
Transfers between Investment Divisions	(552,484)	136,080	1,408	—	—	—
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(860,587)	79,083	1,210	(155)	(561)	(634)

Increase (decrease) in net assets	97,386	1,652,881	2,990	1,128	(156)	162
NET ASSETS:
Beginning of period	4,217,060	2,564,179	6,599	5,471	9,124	8,962

End of period	$4,314,446	$4,217,060	$9,589	$6,599	$8,968	$9,124

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	ClearBridge Variable Appreciation Portfolio— Class I		ClearBridge Variable Large Cap Growth Portfolio— Class I		ClearBridge Variable Small Cap Growth Portfolio— Class I
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$591	$492	$—	$—	$—	$—
Net realized gain (loss) on investments	22,971	275	12,744	(762)	(55,870)	(60,906)
Realized gain distribution received	8,232	1,374	95,809	10,110	85,575	—
Change in unrealized appreciation (depreciation) on investments	(4,409)	5,265	332,469	361,638	(28,192)	(5,621)

Net increase (decrease) in net assets resulting from operations	27,385	7,406	441,022	370,986	1,513	(66,527)

Contributions and (Withdrawals):
Payments received from policyowners	23,567	13,018	39,155	30,528	10,437	28,685
Cost of insurance	(2,229)	(736)	(18,855)	(12,569)	(24,757)	(24,639)
Policyowners’ surrenders	—	—	(16,267)	(15,539)	(15,599)	(3,922)
Net transfers from (to) Fixed Account	(16,185)	1,755	(10,165)	(11,211)	(175,028)	(15,153)
Transfers between Investment Divisions	(13,414)	7,651	432,471	340,471	381,917	2,335,674
Policyowners’ death benefits	—	—	—	—	(64,547)	(35,685)

Net contributions and (withdrawals)	(8,261)	21,688	426,339	331,680	112,423	2,284,960

Increase (decrease) in net assets	19,124	29,094	867,361	702,666	113,936	2,218,433
NET ASSETS:
Beginning of period	55,851	26,757	1,447,166	744,500	2,354,910	136,477

End of period	$74,975	$55,851	$2,314,527	$1,447,166	$2,468,846	$2,354,910

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Columbia Variable Portfolio— Disciplined Core Fund— Class 1		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1		Columbia Variable Portfolio— Intermediate Bond Fund— Class 1
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$1,597	$1,270	$1,408	$260
Net realized gain (loss) on investments	93	(52)	(93)	(156)	41	(20)
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	13,025	6,933	352	1,278	(1,296)	1,269

Net increase (decrease) in net assets resulting from operations	13,118	6,881	1,856	2,392	153	1,509

Contributions and (Withdrawals):
Payments received from policyowners	11,121	17,672	5,378	4,140	11,554	17,888
Cost of insurance	(635)	(557)	(686)	(653)	(996)	(477)
Policyowners’ surrenders	—	—	—	—	—	(1,530)
Net transfers from (to) Fixed Account	—	—	571	208	3,627	397
Transfers between Investment Divisions	—	—	—	—	465	859
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	10,486	17,115	5,263	3,695	14,650	17,137

Increase (decrease) in net assets	23,604	23,996	7,119	6,087	14,803	18,646
NET ASSETS:
Beginning of period	48,562	24,566	26,388	20,301	28,966	10,320

End of period	$72,166	$48,562	$33,507	$26,388	$43,769	$28,966

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Columbia Variable Portfolio— Strategic Income Fund— Class 1		Davis Equity Portfolio		Delaware VIP® International Series— Standard Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$160,293	$115,503	$4,351	$4,254	$1,814	$1,839
Net realized gain (loss) on investments	190,028	39,144	385	(3,386)	(8,101)	(5,118)
Realized gain distribution received	—	—	81,040	33,982	—	—
Change in unrealized appreciation (depreciation) on investments	(151,779)	77,578	(23,050)	53,639	8,691	21,539

Net increase (decrease) in net assets resulting from operations	198,542	232,225	62,726	88,489	2,404	18,260

Contributions and (Withdrawals):
Payments received from policyowners	19,484	13,465	—	—	—	—
Cost of insurance	(53,544)	(51,128)	(11,750)	(10,249)	(534)	(1,898)
Policyowners’ surrenders	—	(195)	—	—	—	(3,173)
Net transfers from (to) Fixed Account	—	193	(784)	(11,158)	—	—
Transfers between Investment Divisions	(2,662,695)	20,958	—	—	(87,422)	(49,904)
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(2,696,755)	(16,707)	(12,534)	(21,407)	(87,956)	(54,975)

Increase (decrease) in net assets	(2,498,213)	215,518	50,192	67,082	(85,552)	(36,715)
NET ASSETS:
Beginning of period	2,545,313	2,329,795	350,472	283,390	85,552	122,267

End of period	$47,100	$2,545,313	$400,664	$350,472	$—	$85,552

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	DFA VA Global Bond Portfolio		DFA VA Global Moderate Allocation Portfolio		DFA VA International Small Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$286,085	$212,397	$60,356	$51,858	$195,696	$200,530
Net realized gain (loss) on investments	(23,651)	(19,406)	14,655	18,820	51,218	173,336
Realized gain distribution received	—	—	12,889	21,103	153,047	—
Change in unrealized appreciation (depreciation) on investments	41,940	70,524	156,301	178,292	(104,253)	490,099

Net increase (decrease) in net assets resulting from operations	304,374	263,515	244,201	270,073	295,708	863,965

Contributions and (Withdrawals):
Payments received from policyowners	6,049	14,606	15,946	18,834	30,461	38,234
Cost of insurance	(66,814)	(61,114)	(27,968)	(27,893)	(82,183)	(79,659)
Policyowners’ surrenders	—	(149)	(12,763)	(4,805)	(26,092)	(3,423)
Net transfers from (to) Fixed Account	(8,454)	(15,341)	2,644	13,021	(47,598)	(17,507)
Transfers between Investment Divisions	301,807	206,291	(17,610)	(103,281)	(1,285,675)	(314,827)
Policyowners’ death benefits	(12,030)	(6,318)	—	(535)	(18,048)	(9,808)

Net contributions and (withdrawals)	220,558	137,975	(39,751)	(104,659)	(1,429,135)	(386,990)

Increase (decrease) in net assets	524,932	401,490	204,450	165,414	(1,133,427)	476,975
NET ASSETS:
Beginning of period	5,430,856	5,029,366	2,043,989	1,878,575	6,741,628	6,264,653

End of period	$5,955,788	$5,430,856	$2,248,439	$2,043,989	$5,608,201	$6,741,628

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	DFA VA International Value Portfolio		DFA VA U.S. Large Value Portfolio		DFA VA U.S. Targeted Value Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$241,493	$81,352	$284,701	$456,447	$131,985	$131,480
Net realized gain (loss) on investments	168,804	41,363	604,012	(36,331)	196,442	147,471
Realized gain distribution received	124,635	16,235	1,434,431	278,191	642,946	585,061
Change in unrealized appreciation (depreciation) on investments	(531,724)	149,103	(304,852)	1,524,332	(232,287)	705,369

Net increase (decrease) in net assets resulting from operations	3,208	288,053	2,018,292	2,222,639	739,086	1,569,381

Contributions and (Withdrawals):
Payments received from policyowners	4,332	57,446	170,261	162,048	60,888	78,063
Cost of insurance	(51,140)	(26,749)	(218,195)	(230,792)	(116,291)	(104,764)
Policyowners’ surrenders	(15,581)	(3,386)	(153,563)	(286,191)	(865)	(16,430)
Net transfers from (to) Fixed Account	(176,468)	(857)	(133,788)	(66,457)	(102,011)	128,509
Transfers between Investment Divisions	4,493,278	(285,937)	(9,156,862)	8,141,542	(258,933)	162,109
Policyowners’ death benefits	—	—	(28,076)	(50,784)	(38,735)	(24,108)

Net contributions and (withdrawals)	4,254,421	(259,483)	(9,520,223)	7,669,366	(455,947)	223,379

Increase (decrease) in net assets	4,257,629	28,570	(7,501,931)	9,892,005	283,139	1,792,760
NET ASSETS:
Beginning of period	1,795,152	1,766,582	21,408,623	11,516,618	9,290,314	7,497,554

End of period	$6,052,781	$1,795,152	$13,906,692	$21,408,623	$9,573,453	$9,290,314

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	DFA VIT Inflation- Protected Securities Portfolio		DWS Alternative Asset Allocation VIP— Class A		DWS Global Small Cap VIP— Class A
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$411,613	$623,451	$4,169	$7,665	$500	$293
Net realized gain (loss) on investments	(764,172)	(607,819)	(5,190)	(1,439)	486	(99)
Realized gain distribution received	—	—	66	1,023	1,511	193
Change in unrealized appreciation (depreciation) on investments	651,639	557,420	6,182	(1,305)	(539)	6,939

Net increase (decrease) in net assets resulting from operations	299,080	573,052	5,227	5,944	1,958	7,326

Contributions and (Withdrawals):
Payments received from policyowners	37,905	35,844	4,028	2,341	—	—
Cost of insurance	(183,301)	(190,492)	(2,032)	(2,790)	(1,151)	(1,347)
Policyowners’ surrenders	(13,839)	(12,449)	(6,971)	(15,073)	(1,455)	(378)
Net transfers from (to) Fixed Account	(391,105)	(41,744)	(6,353)	24	(4)	(10)
Transfers between Investment Divisions	(1,484,312)	1,370,351	(38,655)	40,664	(3,388)	—
Policyowners’ death benefits	(192,408)	(96,939)	—	—	—	—

Net contributions and (withdrawals)	(2,227,060)	1,064,571	(49,983)	25,166	(5,998)	(1,735)

Increase (decrease) in net assets	(1,927,980)	1,637,623	(44,756)	31,110	(4,040)	5,591
NET ASSETS:
Beginning of period	16,403,205	14,765,582	113,576	82,466	36,458	30,867

End of period	$14,475,225	$16,403,205	$68,820	$113,576	$32,418	$36,458

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	DWS Small Cap Index VIP— Class A		DWS Small Mid Cap Value VIP— Class A		Fidelity® VIP Balanced Portfolio— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$376,726	$344,959	$7,554	$7,143	$17,212	$9,907
Net realized gain (loss) on investments	255,374	(892,684)	(2,650)	(10,656)	117,639	(108,061)
Realized gain distribution received	883,294	739,738	31,121	23,987	40,863	31,876
Change in unrealized appreciation (depreciation) on investments	1,948,385	4,472,871	(11,558)	62,903	(6,320)	200,356

Net increase (decrease) in net assets resulting from operations	3,463,779	4,664,884	24,467	83,377	169,394	134,078

Contributions and (Withdrawals):
Payments received from policyowners	243,626	217,283	21,402	21,957	103,598	125,615
Cost of insurance	(416,919)	(379,873)	(13,640)	(13,242)	(18,648)	(13,866)
Policyowners’ surrenders	(411,747)	(227,255)	(11,700)	—	(114,663)	(4,347)
Net transfers from (to) Fixed Account	1,994,934	1,286,459	1,614	(42,218)	5,740	22,864
Transfers between Investment Divisions	(228,058)	(4,087,340)	186,047	(6,129)	734,619	(501,820)
Policyowners’ death benefits	(209,772)	(202,812)	—	—	(1,032)	(19,810)

Net contributions and (withdrawals)	972,064	(3,393,538)	183,723	(39,632)	709,614	(391,364)

Increase (decrease) in net assets	4,435,843	1,271,346	208,190	43,745	879,008	(257,286)
NET ASSETS:
Beginning of period	31,696,586	30,425,240	641,822	598,077	507,696	764,982

End of period	$36,132,429	$31,696,586	$850,012	$641,822	$1,386,704	$507,696

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Bond Index Portfolio— Initial Class		Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP Emerging Markets Portfolio— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$690,888	$513,760	$26,498	$73,030	$38,746	$52,954
Net realized gain (loss) on investments	(128,896)	(579,113)	3,776,953	609,344	(217,198)	(48,830)
Realized gain distribution received	—	—	1,845,803	547,516	—	—
Change in unrealized appreciation (depreciation) on investments	(259,016)	1,208,351	103,913	3,251,551	382,959	210,299

Net increase (decrease) in net assets resulting from operations	302,976	1,142,998	5,753,167	4,481,441	204,507	214,423

Contributions and (Withdrawals):
Payments received from policyowners	151,852	100,249	302,497	362,459	97,907	133,245
Cost of insurance	(298,937)	(262,261)	(315,162)	(270,285)	(42,060)	(47,547)
Policyowners’ surrenders	(6,321)	(206)	(1,655,737)	(547,143)	(266,283)	(120,849)
Net transfers from (to) Fixed Account	2,525	(22,158)	(44,604)	(3,553)	(10,989)	5,999
Transfers between Investment Divisions	2,719,116	(1,493,767)	(4,906,405)	(136,151)	325,812	(2,112)
Policyowners’ death benefits	—	—	—	(130,182)	—	(388)

Net contributions and (withdrawals)	2,568,235	(1,678,143)	(6,619,411)	(724,855)	104,387	(31,652)

Increase (decrease) in net assets	2,871,211	(535,145)	(866,244)	3,756,586	308,894	182,771
NET ASSETS:
Beginning of period	21,134,859	21,670,004	17,233,765	13,477,179	2,460,924	2,278,153

End of period	$24,006,070	$21,134,859	$16,367,521	$17,233,765	$2,769,818	$2,460,924

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Equity-Income PortfolioSM— Initial Class		Fidelity® VIP Extended Market Index Portfolio— Initial Class		Fidelity® VIP Floating Rate High Income Portfolio— Initial Class
	2024	2023	2024	2023	2024 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$40,155	$35,998	$116,285	$55,268	$2,035
Net realized gain (loss) on investments	35,443	63,992	79,051	1,502	(22)
Realized gain distribution received	129,998	54,195	—	—	—
Change in unrealized appreciation (depreciation) on investments	87,884	25,000	548,035	453,420	(1,401)

Net increase (decrease) in net assets resulting from operations	293,480	179,185	743,371	510,190	612

Contributions and (Withdrawals):
Payments received from policyowners	41,501	39,028	64,923	146,829	2,202
Cost of insurance	(35,520)	(29,672)	(56,953)	(33,150)	(83)
Policyowners’ surrenders	(26,750)	(73,147)	(29,226)	(128,660)	(414)
Net transfers from (to) Fixed Account	(59,624)	1,481	(197,630)	119,190	2,024
Transfers between Investment Divisions	143,995	139,389	6,225,763	(164,078)	28,233
Policyowners’ death benefits	(5,830)	(14,679)	—	(6,204)	—

Net contributions and (withdrawals)	57,772	62,400	6,006,877	(66,073)	31,962

Increase (decrease) in net assets	351,252	241,585	6,750,248	444,117	32,574
NET ASSETS:
Beginning of period	1,946,825	1,705,240	3,209,797	2,765,680	—

End of period	$2,298,077	$1,946,825	$9,960,045	$3,209,797	$32,574

(b) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2025 PortfolioSM— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$19,819	$21,502	$300,397	$371,965	$1,479	$519
Net realized gain (loss) on investments	(838)	(12,442)	(460,858)	(1,824,920)	580	(34)
Realized gain distribution received	464	39,628	302,162	94,661	123	—
Change in unrealized appreciation (depreciation) on investments	9,094	(1,067)	747,818	2,705,757	1,464	918

Net increase (decrease) in net assets resulting from operations	28,539	47,621	889,519	1,347,463	3,646	1,403

Contributions and (Withdrawals):
Payments received from policyowners	—	—	116,106	362,140	2,713	911
Cost of insurance	(11,994)	(13,027)	(216,918)	(241,396)	(1,050)	(282)
Policyowners’ surrenders	(1,598)	(73,058)	(456,560)	(981,892)	—	—
Net transfers from (to) Fixed Account	(195)	(233)	(51,744)	(63,613)	(10,304)	(4,761)
Transfers between Investment Divisions	—	—	(923,886)	(3,369,221)	41,161	31,477
Policyowners’ death benefits	—	—	(23,668)	(143,547)	—	—

Net contributions and (withdrawals)	(13,787)	(86,318)	(1,556,670)	(4,437,529)	32,520	27,345

Increase (decrease) in net assets	14,752	(38,697)	(667,151)	(3,090,066)	36,166	28,748
NET ASSETS:
Beginning of period	535,470	574,167	10,936,714	14,026,780	28,748	—

End of period	$550,222	$535,470	$10,269,563	$10,936,714	$64,914	$28,748

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2035 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$642,171	$554,088	$11,846	$2,611	$236,799	$186,007
Net realized gain (loss) on investments	387,340	(62,172)	11,517	243	220,297	131,324
Realized gain distribution received	61,898	—	5,972	19	236,516	136,739
Change in unrealized appreciation (depreciation) on investments	1,353,706	2,477,512	5,371	7,846	1,013,379	1,451,046

Net increase (decrease) in net assets resulting from operations	2,445,115	2,969,428	34,706	10,719	1,706,991	1,905,116

Contributions and (Withdrawals):
Payments received from policyowners	886,747	887,604	251,141	40,573	693,165	768,651
Cost of insurance	(644,662)	(583,880)	(6,840)	(1,340)	(275,572)	(243,282)
Policyowners’ surrenders	(605,509)	(1,004,542)	—	—	(284,172)	(649,962)
Net transfers from (to) Fixed Account	(251,655)	(247,584)	212,875	15,247	(45,994)	(56,445)
Transfers between Investment Divisions	2,595,101	4,154,444	3,518	99,156	2,336,046	2,000,515
Policyowners’ death benefits	(42,612)	(159,156)	—	—	(20,152)	(36,632)

Net contributions and (withdrawals)	1,937,410	3,046,886	460,694	153,636	2,403,321	1,782,845

Increase (decrease) in net assets	4,382,525	6,016,314	495,400	164,355	4,110,312	3,687,961
NET ASSETS:
Beginning of period	24,859,263	18,842,949	164,355	—	12,783,366	9,095,405

End of period	$29,241,788	$24,859,263	$659,755	$164,355	$16,893,678	$12,783,366

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Freedom 2045 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2055 PortfolioSM— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,742	$396	$57,349	$41,510	$641	$188
Net realized gain (loss) on investments	2,666	15	(37,984)	(90,646)	733	60
Realized gain distribution received	1,520	86	65,494	37,505	463	48
Change in unrealized appreciation (depreciation) on investments	504	2,579	339,007	491,555	1,536	1,143

Net increase (decrease) in net assets resulting from operations	7,432	3,076	423,866	479,924	3,373	1,439

Contributions and (Withdrawals):
Payments received from policyowners	64,852	7,672	333,401	328,952	15,865	6,581
Cost of insurance	(2,225)	(282)	(56,560)	(56,456)	(814)	(135)
Policyowners’ surrenders	(4,430)	—	(25,862)	(124,834)	(2,622)	—
Net transfers from (to) Fixed Account	82,549	3,808	(13,824)	20,562	1,663	4,937
Transfers between Investment Divisions	44,351	12,903	774,518	183,120	19,099	(77)
Policyowners’ death benefits	—	—	(5,265)	(10,177)	—	—

Net contributions and (withdrawals)	185,097	24,101	1,006,408	341,167	33,191	11,306

Increase (decrease) in net assets	192,529	27,177	1,430,274	821,091	36,564	12,745
NET ASSETS:
Beginning of period	32,049	4,872	3,091,676	2,270,585	15,178	2,433

End of period	$224,578	$32,049	$4,521,950	$3,091,676	$51,742	$15,178

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Freedom 2060 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2065 PortfolioSM— Initial Class		Fidelity® VIP Government Money Market Portfolio— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,050	$703	$577	$229	$2,717,326	$2,397,994
Net realized gain (loss) on investments	164	42	83	1,853	—	—
Realized gain distribution received	1,294	107	343	246	—	—
Change in unrealized appreciation (depreciation) on investments	5,348	5,177	1,651	2,235	—	—

Net increase (decrease) in net assets resulting from operations	7,856	6,029	2,654	4,563	2,717,326	2,397,994

Contributions and (Withdrawals):
Payments received from policyowners	13,782	11,841	20,121	13,180	7,716,419	10,605,359
Cost of insurance	(1,313)	(487)	(895)	(428)	(1,603,242)	(1,353,311)
Policyowners’ surrenders	—	—	—	—	(6,985,890)	(3,119,714)
Net transfers from (to) Fixed Account	510	7,333	629	10,146	1,229,392	3,086,736
Transfers between Investment Divisions	11,875	25,993	11,757	(29,450)	11,878,984	(11,169,660)
Policyowners’ death benefits	—	—	—	—	(199,272)	(488,220)

Net contributions and (withdrawals)	24,854	44,680	31,612	(6,552)	12,036,391	(2,438,810)

Increase (decrease) in net assets	32,710	50,709	34,266	(1,989)	14,753,717	(40,816)
NET ASSETS:
Beginning of period	54,375	3,666	16,883	18,872	49,344,106	49,384,922

End of period	$87,085	$54,375	$51,149	$16,883	$64,097,823	$49,344,106

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Growth Opportunities Portfolio— Initial Class		Fidelity® VIP Growth Portfolio— Initial Class		Fidelity® VIP Health Care Portfolio— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$35	$4,138	$—	$—
Net realized gain (loss) on investments	(114,723)	(184,195)	95,452	30,673	(3,507)	(19,650)
Realized gain distribution received	—	—	910,374	151,503	—	—
Change in unrealized appreciation (depreciation) on investments	1,274,249	1,053,593	43,478	802,495	37,707	46,056

Net increase (decrease) in net assets resulting from operations	1,159,526	869,398	1,049,339	988,809	34,200	26,406

Contributions and (Withdrawals):
Payments received from policyowners	320,795	378,873	—	—	146,631	105,247
Cost of insurance	(92,555)	(61,593)	(50,842)	(41,640)	(24,520)	(15,489)
Policyowners’ surrenders	(89,339)	(67,539)	(54,756)	(120,786)	(46,583)	(39,578)
Net transfers from (to) Fixed Account	(339,165)	155,945	(8,197)	(14,068)	(10,972)	59,227
Transfers between Investment Divisions	395,597	(79,795)	(186,604)	—	353,168	7,929
Policyowners’ death benefits	—	(4,110)	—	—	—	(3,012)

Net contributions and (withdrawals)	195,333	321,781	(300,399)	(176,494)	417,724	114,324

Increase (decrease) in net assets	1,354,859	1,191,179	748,940	812,315	451,924	140,730
NET ASSETS:
Beginning of period	2,813,048	1,621,869	3,596,605	2,784,290	666,461	525,731

End of period	$4,167,907	$2,813,048	$4,345,545	$3,596,605	$1,118,385	$666,461

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Index 500 Portfolio— Initial Class		Fidelity® VIP International Capital Appreciation Portfolio— Initial Class		Fidelity® VIP International Index Portfolio— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,035,544	$4,250,802	$30,140	$12,559	$664,723	$568,281
Net realized gain (loss) on investments	16,786,138	9,545,765	112,303	(73,965)	53,903	(43,305)
Realized gain distribution received	245,801	2,476,987	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	61,569,902	49,198,412	131,757	769,431	559,308	2,422,197

Net increase (decrease) in net assets resulting from operations	83,637,385	65,471,966	274,200	708,025	1,277,934	2,947,173

Contributions and (Withdrawals):
Payments received from policyowners	6,203,393	6,495,051	61,795	157,168	193,999	162,379
Cost of insurance	(5,387,296)	(4,342,967)	(62,045)	(57,255)	(277,664)	(229,527)
Policyowners’ surrenders	(2,870,114)	(3,763,904)	(26,475)	(1,714)	(13,377)	(1,104)
Net transfers from (to) Fixed Account	14,549,774	14,959,332	3,187	7,211	(19,786)	(21,185)
Transfers between Investment Divisions	6,110,064	4,637,628	146,500	211,930	(314,065)	15,469
Policyowners’ death benefits	(1,220,695)	(1,562,239)	—	—	—	—

Net contributions and (withdrawals)	17,385,126	16,422,901	122,962	317,340	(430,893)	(73,968)

Increase (decrease) in net assets	101,022,511	81,894,867	397,162	1,025,365	847,041	2,873,205
NET ASSETS:
Beginning of period	328,247,472	246,352,605	3,552,374	2,527,009	21,196,690	18,323,485

End of period	$429,269,983	$328,247,472	$3,949,536	$3,552,374	$22,043,731	$21,196,690

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class		Fidelity® VIP Mid Cap Portfolio— Initial Class		Fidelity® VIP Overseas Portfolio— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,511,931	$1,188,817	$56,515	$53,370	$97,078	$55,282
Net realized gain (loss) on investments	(3,747,378)	(1,580,836)	233,017	(27,697)	50,252	102,135
Realized gain distribution received	—	—	1,315,840	244,712	268,720	13,982
Change in unrealized appreciation (depreciation) on investments	3,236,246	3,020,698	64,769	987,461	(128,864)	823,838

Net increase (decrease) in net assets resulting from operations	1,000,799	2,628,679	1,670,141	1,257,846	287,186	995,237

Contributions and (Withdrawals):
Payments received from policyowners	873,626	802,708	266,755	309,084	—	—
Cost of insurance	(772,559)	(762,628)	(206,455)	(197,181)	(172,622)	(163,628)
Policyowners’ surrenders	(103,452)	(543,933)	(688,634)	(253,529)	(2,147)	(33,342)
Net transfers from (to) Fixed Account	(1,413,045)	41,103	(45,444)	11,462	(4)	(7)
Transfers between Investment Divisions	(2,576,956)	3,368,698	247,489	(225,913)	(18,648)	(261,654)
Policyowners’ death benefits	(606,896)	(320,009)	(24,763)	(23,312)	(8,841)	—

Net contributions and (withdrawals)	(4,599,282)	2,585,939	(451,052)	(379,389)	(202,262)	(458,631)

Increase (decrease) in net assets	(3,598,483)	5,214,618	1,219,089	878,457	84,924	536,606
NET ASSETS:
Beginning of period	45,553,573	40,338,955	9,410,868	8,532,411	5,622,641	5,086,035

End of period	$41,955,090	$45,553,573	$10,629,957	$9,410,868	$5,707,565	$5,622,641

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Real Estate Portfolio— Initial Class		Fidelity® VIP Strategic Income Portfolio— Initial Class		Fidelity® VIP Technology Portfolio— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$513,151	$279,848	$23,767	$21,883	$—	$1,847
Net realized gain (loss) on investments	(258,007)	49,908	2,632	(24,233)	206,815	15,685
Realized gain distribution received	—	411,786	—	—	101,528	37,496
Change in unrealized appreciation (depreciation) on investments	692,780	673,107	7,419	41,216	414,269	536,179

Net increase (decrease) in net assets resulting from operations	947,924	1,414,649	33,818	38,866	722,612	591,207

Contributions and (Withdrawals):
Payments received from policyowners	82,209	100,340	36,207	39,750	347,843	225,974
Cost of insurance	(142,157)	(127,149)	(8,391)	(8,954)	(62,221)	(42,059)
Policyowners’ surrenders	(61,852)	(70,793)	(22,198)	(34,304)	(297,786)	(41,371)
Net transfers from (to) Fixed Account	896,718	21,136	(545)	759	(10,027)	58,810
Transfers between Investment Divisions	(1,759,910)	(334,971)	70,300	205,765	555,228	(32,659)
Policyowners’ death benefits	(90,651)	—	—	—	(550)	—

Net contributions and (withdrawals)	(1,075,643)	(411,437)	75,373	203,016	532,487	168,695

Increase (decrease) in net assets	(127,719)	1,003,212	109,191	241,882	1,255,099	759,902
NET ASSETS:
Beginning of period	12,687,026	11,683,814	538,614	296,732	1,724,807	964,905

End of period	$12,559,307	$12,687,026	$647,805	$538,614	$2,979,906	$1,724,807

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Fidelity® VIP Total Market Index Portfolio— Initial Class		Fidelity® VIP Value Portfolio— Initial Class		Fidelity® VIP Value Strategies Portfolio— Service Class 2
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$38,272	$2,867	$19,370	$16,277	$154	$219
Net realized gain (loss) on investments	130,236	2,727	7,706	7,918	4,264	1,243
Realized gain distribution received	—	—	175,414	54,578	2,835	924
Change in unrealized appreciation (depreciation) on investments	430,204	46,822	(22,048)	192,553	(5,097)	2,276

Net increase (decrease) in net assets resulting from operations	598,712	52,416	180,442	271,326	2,156	4,662

Contributions and (Withdrawals):
Payments received from policyowners	75,845	54,338	—	—	—	—
Cost of insurance	(46,534)	(4,335)	(22,751)	(21,116)	(2,909)	(2,880)
Policyowners’ surrenders	(10,845)	(24,138)	(10,570)	(52,370)	(1,730)	—
Net transfers from (to) Fixed Account	1,669	4,056	—	(110)	—	—
Transfers between Investment Divisions	2,068,090	65,825	—	—	(4,049)	—
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	2,088,225	95,746	(33,321)	(73,596)	(8,688)	(2,880)

Increase (decrease) in net assets	2,686,937	148,162	147,121	197,730	(6,532)	1,782
NET ASSETS:
Beginning of period	312,961	164,799	1,639,681	1,441,951	26,254	24,472

End of period	$2,999,898	$312,961	$1,786,802	$1,639,681	$19,722	$26,254

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Invesco V.I. Capital Appreciation Fund— Series I Shares		Invesco V.I. Core Plus Bond Fund— Series I Shares		Invesco V.I. EQV International Equity Fund— Series I Shares
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$61,153	$5,516	$223,655	$24,283
Net realized gain (loss) on investments	(3,482)	(10,259)	(9,613)	(1,659)	(136,781)	(222,793)
Realized gain distribution received	—	—	—	—	66,489	9,092
Change in unrealized appreciation (depreciation) on investments	15,696	25,566	14,162	8,492	(43,145)	2,197,094

Net increase (decrease) in net assets resulting from operations	12,214	15,307	65,702	12,349	110,218	2,007,676

Contributions and (Withdrawals):
Payments received from policyowners	—	—	13,879	16,225	469,747	309,925
Cost of insurance	(1,292)	(1,380)	(16,886)	(4,432)	(259,695)	(261,772)
Policyowners’ surrenders	(11,618)	(11,428)	(7,235)	(2,944)	(19,782)	(36,478)
Net transfers from (to) Fixed Account	(3)	(8,099)	150	(24)	27,484	(4,390)
Transfers between Investment Divisions	—	—	1,391,488	14,061	(1,185,375)	179,373
Policyowners’ death benefits	—	—	—	(156)	(51,037)	(101,819)

Net contributions and (withdrawals)	(12,913)	(20,907)	1,381,396	22,730	(1,018,658)	84,839

Increase (decrease) in net assets	(699)	(5,600)	1,447,098	35,079	(908,440)	2,092,515
NET ASSETS:
Beginning of period	47,347	52,947	219,591	184,512	13,210,558	11,118,043

End of period	$46,648	$47,347	$1,666,689	$219,591	$12,302,118	$13,210,558

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Invesco V.I. Global Real Estate Fund— Series I Shares		Invesco V.I. Main Street Mid Cap Fund®— Series I Shares		Invesco V.I. Main Street Small Cap Fund®— Series I Shares
	2024	2023	2024	2023	2024 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$64,232	$37,004	$848	$680	$—
Net realized gain (loss) on investments	4,615	(91,541)	(5,099)	(1,608)	1
Realized gain distribution received	—	—	6,114	—	227
Change in unrealized appreciation (depreciation) on investments	(118,631)	277,113	38,643	32,634	181

Net increase (decrease) in net assets resulting from operations	(49,784)	222,576	40,506	31,706	409

Contributions and (Withdrawals):
Payments received from policyowners	13,337	21,266	—	—	129
Cost of insurance	(38,394)	(41,363)	(3,861)	(3,833)	(50)
Policyowners’ surrenders	(61,325)	(91,074)	(3,794)	—	—
Net transfers from (to) Fixed Account	(14,400)	(28,575)	(15,696)	—	—
Transfers between Investment Divisions	(45,329)	87,288	—	—	6,113
Policyowners’ death benefits	—	—	—	—	—

Net contributions and (withdrawals)	(146,111)	(52,458)	(23,351)	(3,833)	6,192

Increase (decrease) in net assets	(195,895)	170,118	17,155	27,873	6,601
NET ASSETS:
Beginning of period	2,691,888	2,521,770	249,323	221,450	—

End of period	$2,495,993	$2,691,888	$266,478	$249,323	$6,601

(b) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Janus Henderson Enterprise Portfolio— Institutional Shares		Janus Henderson Flexible Bond Portfolio— Institutional Shares		Janus Henderson Forty Portfolio— Institutional Shares
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$168,587	$34,609	$35,829	$30,898	$6,242	$8,707
Net realized gain (loss) on investments	(1,125,904)	15,460	(4,280)	(1,663)	896,726	(3,379)
Realized gain distribution received	916,715	1,518,509	—	—	325,807	—
Change in unrealized appreciation (depreciation) on investments	3,394,828	1,977,348	(17,865)	9,619	214,559	1,451,959

Net increase (decrease) in net assets resulting from operations	3,354,226	3,545,926	13,684	38,854	1,443,334	1,457,287

Contributions and (Withdrawals):
Payments received from policyowners	213,719	295,354	—	—	—	—
Cost of insurance	(268,684)	(272,920)	(8,007)	(8,785)	(85,979)	(74,345)
Policyowners’ surrenders	(271,010)	(219,003)	(11,586)	—	(80,887)	(6,041)
Net transfers from (to) Fixed Account	(601,797)	(180,434)	(10)	(22)	(10,600)	(5,914)
Transfers between Investment Divisions	(3,591,964)	346,933	(8,409)	(1,461)	(2,795,651)	—
Policyowners’ death benefits	(311,066)	(178,679)	—	—	—	—

Net contributions and (withdrawals)	(4,830,802)	(208,749)	(28,012)	(10,268)	(2,973,117)	(86,300)

Increase (decrease) in net assets	(1,476,576)	3,337,177	(14,328)	28,586	(1,529,783)	1,370,987
NET ASSETS:
Beginning of period	22,923,032	19,585,855	743,174	714,588	5,059,229	3,688,242

End of period	$21,446,456	$22,923,032	$728,846	$743,174	$3,529,446	$5,059,229

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Janus Henderson Global Research Portfolio— Institutional Shares		Lazard Retirement International Equity Portfolio— Service Shares		Lord Abbett Series Fund Developing Growth Portfolio— Class VC
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,632	$4,650	$8,914	$4,222	$186	$—
Net realized gain (loss) on investments	26,360	7,735	8,083	10,049	(1,399)	(1,561)
Realized gain distribution received	19,748	14,788	743	—	—	—
Change in unrealized appreciation (depreciation) on investments	82,489	96,968	(587)	34,260	24,911	10,262

Net increase (decrease) in net assets resulting from operations	133,229	124,141	17,153	48,531	23,698	8,701

Contributions and (Withdrawals):
Payments received from policyowners	12,427	10,774	—	—	—	—
Cost of insurance	(19,896)	(15,245)	(7,976)	(10,047)	(2,477)	(3,309)
Policyowners’ surrenders	(56,678)	(15,187)	(22,371)	(43,621)	—	(1,987)
Net transfers from (to) Fixed Account	(42)	—	(74)	(11,538)	(1,602)	(13)
Transfers between Investment Divisions	127,571	5,175	(3,184)	—	(7,891)	—
Policyowners’ death benefits	(414)	(139)	—	—	—	—

Net contributions and (withdrawals)	62,968	(14,622)	(33,605)	(65,206)	(11,970)	(5,309)

Increase (decrease) in net assets	196,197	109,519	(16,452)	(16,675)	11,728	3,392
NET ASSETS:
Beginning of period	581,783	472,264	323,385	340,060	111,776	108,384

End of period	$777,980	$581,783	$306,933	$323,385	$123,504	$111,776

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC		LVIP American Century Inflation Protection Fund— Service Class		LVIP American Century Inflation Protection Fund— Standard Class II
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,479	$4,463	$52,756	$51,526	$1,347	$761
Net realized gain (loss) on investments	88,562	6,107	(42,256)	(156,824)	(399)	(51)
Realized gain distribution received	78,892	27,737	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	212	98,802	8,981	169,914	(367)	11

Net increase (decrease) in net assets resulting from operations	171,145	137,109	19,481	64,616	581	721

Contributions and (Withdrawals):
Payments received from policyowners	—	—	9,595	28,306	11,370	9,941
Cost of insurance	(18,575)	(17,417)	(21,856)	(28,184)	(615)	(461)
Policyowners’ surrenders	—	(34,363)	(10,697)	(102,414)	(2,147)	—
Net transfers from (to) Fixed Account	(55)	(13,974)	(4,147)	(3,575)	1,106	904
Transfers between Investment Divisions	(407,821)	(444)	(14,894)	(587,007)	(6)	—
Policyowners’ death benefits	—	—	(42,345)	(35,575)	—	—

Net contributions and (withdrawals)	(426,451)	(66,198)	(84,344)	(728,449)	9,708	10,384

Increase (decrease) in net assets	(255,306)	70,911	(64,863)	(663,833)	10,289	11,105
NET ASSETS:
Beginning of period	1,018,003	947,092	1,465,237	2,129,070	24,784	13,679

End of period	$762,697	$1,018,003	$1,400,374	$1,465,237	$35,073	$24,784

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	LVIP American Century Mid Cap Value Fund— Sevice Class		LVIP American Century Mid Cap Value Fund— Standard Class II		LVIP American Century Value Fund— Service Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$20,821	$17,473	$1,077	$755	$52,482	$48,043
Net realized gain (loss) on investments	(953)	(3,272)	(1,742)	(1,724)	58,215	124,310
Realized gain distribution received	40,239	89,486	1,707	3,688	111,013	179,071
Change in unrealized appreciation (depreciation) on investments	9,310	(56,923)	1,280	(462)	(45,729)	(162,457)

Net increase (decrease) in net assets resulting from operations	69,417	46,764	2,322	2,257	175,981	188,967

Contributions and (Withdrawals):
Payments received from policyowners	—	—	5,637	4,041	12,259	26,136
Cost of insurance	(10,344)	(9,990)	(725)	(694)	(40,820)	(51,306)
Policyowners’ surrenders	(9,666)	(19,630)	—	(3,880)	(70,860)	(31,016)
Net transfers from (to) Fixed Account	(777)	(21)	1,967	1,206	(44,680)	(8,745)
Transfers between Investment Divisions	—	—	962	5,819	(209,263)	(157,667)
Policyowners’ death benefits	—	—	—	—	(26,587)	(46,856)

Net contributions and (withdrawals)	(20,787)	(29,641)	7,841	6,492	(379,951)	(269,454)

Increase (decrease) in net assets	48,630	17,123	10,163	8,749	(203,970)	(80,487)
NET ASSETS:
Beginning of period	829,314	812,191	35,210	26,461	2,070,201	2,150,688

End of period	$877,944	$829,314	$45,373	$35,210	$1,866,231	$2,070,201

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	LVIP American Century Value Fund— Standard Class II		LVIP Baron Growth Opportunities Fund— Service Class		LVIP Baron Growth Opportunities Fund— Standard Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,204	$1,505	$2,480	$(435)	$79	$—
Net realized gain (loss) on investments	(1,227)	376	879,662	255,137	20,122	1,658
Realized gain distribution received	3,602	4,304	31,559	91,314	1,094	2,393
Change in unrealized appreciation (depreciation) on investments	1,527	1,038	(416,409)	517,774	(2,737)	11,170

Net increase (decrease) in net assets resulting from operations	6,106	7,223	497,292	863,790	18,558	15,221

Contributions and (Withdrawals):
Payments received from policyowners	12,819	12,465	24,244	86,481	20,238	87,625
Cost of insurance	(1,206)	(868)	(105,542)	(112,933)	(2,594)	(2,002)
Policyowners’ surrenders	(4,314)	(1,367)	(90,775)	(236,440)	—	—
Net transfers from (to) Fixed Account	3,225	2,036	(22,073)	1,476	799	24
Transfers between Investment Divisions	(11,927)	33,649	(4,894,829)	281,254	(184,496)	1,865
Policyowners’ death benefits	—	—	(711)	(9,239)	—	—

Net contributions and (withdrawals)	(1,403)	45,915	(5,089,686)	10,599	(166,053)	87,512

Increase (decrease) in net assets	4,703	53,138	(4,592,394)	874,389	(147,495)	102,733
NET ASSETS:
Beginning of period	75,627	22,489	5,818,349	4,943,960	164,452	61,719

End of period	$80,330	$75,627	$1,225,955	$5,818,349	$16,957	$164,452

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund— Standard Class		LVIP Franklin Templeton Multi-Factor International Equity Fund— Standard Class		LVIP Macquarie Limited-Term Diversified Income Fund— Standard Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$144,234	$115,982	$163,322	$162,530	$65,411	$51,739
Net realized gain (loss) on investments	48,718	22,441	(2,549)	(14,176)	229	(694)
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	162,774	146,459	(5,612)	504,488	186	8,175

Net increase (decrease) in net assets resulting from operations	355,726	284,882	155,161	652,842	65,826	59,220

Contributions and (Withdrawals):
Payments received from policyowners	54,980	39,360	2,059	3,677	121,009	150,582
Cost of insurance	(51,718)	(38,816)	(87,257)	(82,841)	(15,464)	(13,420)
Policyowners’ surrenders	(20,639)	(34,803)	—	(6,604)	—	—
Net transfers from (to) Fixed Account	(58,542)	(9,108)	572	(275)	885	175
Transfers between Investment Divisions	341,082	1,139,933	16,498	18,383	(909)	1,257,814
Policyowners’ death benefits	(42,370)	(31,190)	—	—	—	—

Net contributions and (withdrawals)	222,793	1,065,376	(68,128)	(67,660)	105,521	1,395,151

Increase (decrease) in net assets	578,519	1,350,258	87,033	585,182	171,347	1,454,371
NET ASSETS:
Beginning of period	3,722,641	2,372,383	4,073,707	3,488,525	1,477,034	22,663

End of period	$4,301,160	$3,722,641	$4,160,740	$4,073,707	$1,648,381	$1,477,034

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	LVIP Macquarie Value Fund— Standard Class		LVIP Mondrian International Value Fund— Standard Class		LVIP SSgA Bond Index Fund— Standard Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$367	$180	$4,380	$10,913	$408,739	$326,581
Net realized gain (loss) on investments	12	1	(6,100)	(262)	(269,589)	(420,273)
Realized gain distribution received	641	444	1,430	—	—	—
Change in unrealized appreciation (depreciation) on investments	(166)	27	8,105	44,436	9,125	734,261

Net increase (decrease) in net assets resulting from operations	854	652	7,815	55,087	148,275	640,569

Contributions and (Withdrawals):
Payments received from policyowners	4,791	1,276	22,114	43,964	357,683	247,466
Cost of insurance	(220)	(66)	(1,465)	(2,382)	(221,367)	(231,849)
Policyowners’ surrenders	—	—	(450)	(348)	(278,777)	(225,263)
Net transfers from (to) Fixed Account	2,884	1,261	—	24	(7,172)	49,260
Transfers between Investment Divisions	—	7,790	(246,009)	(17)	3,995	(948,536)
Policyowners’ death benefits	—	—	—	—	(42,971)	(235,366)

Net contributions and (withdrawals)	7,455	10,261	(225,810)	41,241	(188,609)	(1,344,288)

Increase (decrease) in net assets	8,309	10,913	(217,995)	96,328	(40,334)	(703,719)
NET ASSETS:
Beginning of period	10,913	—	353,627	257,299	12,027,649	12,731,368

End of period	$19,222	$10,913	$135,632	$353,627	$11,987,315	$12,027,649

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class		LVIP SSgA International Index Fund— Standard Class		Macquarie VIP Emerging Markets Series— Standard Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,130	$1,874	$702,692	$553,690	$88,891	$54,425
Net realized gain (loss) on investments	1,177	(99,268)	417,884	404,394	(262,361)	(11,188)
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	2,591	107,559	(470,712)	1,737,787	360,908	365,429

Net increase (decrease) in net assets resulting from operations	6,898	10,165	649,864	2,695,871	187,438	408,666

Contributions and (Withdrawals):
Payments received from policyowners	24,219	14,701	186,053	187,583	42,604	74,062
Cost of insurance	(1,358)	(630)	(247,621)	(201,165)	(43,464)	(49,634)
Policyowners’ surrenders	(5,377)	(3,117)	(442,543)	(239,070)	(23,996)	(23,819)
Net transfers from (to) Fixed Account	44	31,283	1,308,510	2,748,257	21,012	(35,834)
Transfers between Investment Divisions	710	(236,505)	192,622	(1,758,929)	(1,747,114)	(213,402)
Policyowners’ death benefits	—	—	(115,437)	(149,026)	—	(2,586)

Net contributions and (withdrawals)	18,238	(194,268)	881,584	587,650	(1,750,958)	(251,213)

Increase (decrease) in net assets	25,136	(184,103)	1,531,448	3,283,521	(1,563,520)	157,453
NET ASSETS:
Beginning of period	89,346	273,449	19,390,384	16,106,863	3,285,934	3,128,481

End of period	$114,482	$89,346	$20,921,832	$19,390,384	$1,722,414	$3,285,934

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Macquarie VIP International Core Equity Series— Standard Class	Macquarie VIP Small Cap Value Series— Standard Class		MFS® Global Growth Portfolio— Initial Class
	2024 (c)	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,102	$97,271	$63,235	$329	$97
Net realized gain (loss) on investments	8	478,470	498,228	(15)	(540)
Realized gain distribution received	199	268,579	279,348	7,206	3,310
Change in unrealized appreciation (depreciation) on investments	(1,634)	538,439	(293,043)	1,646	9,551

Net increase (decrease) in net assets resulting from operations	(325)	1,382,759	547,768	9,166	12,418

Contributions and (Withdrawals):
Payments received from policyowners	—	133,449	185,133	10,086	8,242
Cost of insurance	(1,055)	(146,679)	(104,883)	(1,684)	(1,108)
Policyowners’ surrenders	—	(53,260)	(143,617)	—	(1,964)
Net transfers from (to) Fixed Account	—	(20,982)	(10,445)	1,684	3,244
Transfers between Investment Divisions	87,421	6,945,861	14,636	4,671	2,066
Policyowners’ death benefits	—	(11,102)	(43,280)	—	—

Net contributions and (withdrawals)	86,366	6,847,287	(102,456)	14,757	10,480

Increase (decrease) in net assets	86,041	8,230,046	445,312	23,923	22,898
NET ASSETS:
Beginning of period	—	7,105,768	6,660,456	77,590	54,692

End of period	$86,041	$15,335,814	$7,105,768	$101,513	$77,590

(c) For the period April 26, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	MFS® Global Real Estate Portfolio— Initial Class		MFS® Global Tactical Allocation Portfolio— Initial Class		MFS® International Growth Portfolio— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$55,997	$22,675	$19,795	$10,078	$19,108	$25,857
Net realized gain (loss) on investments	(114,484)	(56,808)	(6,116)	(12,288)	(26,603)	(686)
Realized gain distribution received	—	184,605	13,200	87,846	6,207	73,738
Change in unrealized appreciation (depreciation) on investments	(17,047)	134,619	96,520	132,695	158,147	134,356

Net increase (decrease) in net assets resulting from operations	(75,534)	285,091	123,399	218,331	156,859	233,265

Contributions and (Withdrawals):
Payments received from policyowners	32,334	98,356	19,358	36,585	150,174	109,132
Cost of insurance	(41,918)	(48,780)	(59,506)	(61,852)	(43,368)	(52,613)
Policyowners’ surrenders	(302,688)	(148,405)	(11,522)	(5,303)	(6,511)	—
Net transfers from (to) Fixed Account	(49,549)	1,318	(144)	(8,554)	13,929	5,209
Transfers between Investment Divisions	210,481	221,650	(27,179)	(17,471)	(842,958)	1,146,381
Policyowners’ death benefits	(33,621)	(17,124)	—	—	(13,127)	(6,469)

Net contributions and (withdrawals)	(184,961)	107,015	(78,993)	(56,595)	(741,861)	1,201,640

Increase (decrease) in net assets	(260,495)	392,106	44,406	161,736	(585,002)	1,434,905
NET ASSETS:
Beginning of period	2,820,819	2,428,713	2,476,202	2,314,466	2,590,227	1,155,322

End of period	$2,560,324	$2,820,819	$2,520,608	$2,476,202	$2,005,225	$2,590,227

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	MFS® International Intrinsic Value Portfolio— Initial Class		MFS® Investors Trust Series— Initial Class		MFS® Mid Cap Growth Series— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$327,053	$164,851	$1	$(129)	$—	$—
Net realized gain (loss) on investments	(15,913)	63,368	1	32,577	(35,994)	(97,392)
Realized gain distribution received	1,054,587	1,712,975	22	14	37,297	6,498
Change in unrealized appreciation (depreciation) on investments	385,227	1,650,539	29	(25,463)	(104,656)	181,644

Net increase (decrease) in net assets resulting from operations	1,750,954	3,591,733	53	6,999	(103,353)	90,750

Contributions and (Withdrawals):
Payments received from policyowners	954,917	916,671	—	—	48,709	59,772
Cost of insurance	(440,362)	(462,352)	—	(1,206)	(16,872)	(6,988)
Policyowners’ surrenders	(586,994)	(602,420)	—	(126,696)	(16,713)	(17,244)
Net transfers from (to) Fixed Account	(412,746)	150,758	—	—	(95,081)	54,974
Transfers between Investment Divisions	(2,879,443)	(193,609)	—	—	6,161,650	(55,798)
Policyowners’ death benefits	(112,207)	(123,098)	—	—	—	—

Net contributions and (withdrawals)	(3,476,835)	(314,050)	—	(127,902)	6,081,693	34,716

Increase (decrease) in net assets	(1,725,881)	3,277,683	53	(120,903)	5,978,340	125,466
NET ASSETS:
Beginning of period	24,052,812	20,775,129	272	121,175	551,491	426,025

End of period	$22,326,931	$24,052,812	$325	$272	$6,529,831	$551,491

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	MFS® Mid Cap Value Portfolio— Initial Class		MFS® New Discovery Series— Initial Class		MFS® New Discovery Value Portfolio— Initial Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$92,654	$110,983	$—	$—	$70,258	$37,117
Net realized gain (loss) on investments	271,035	(22,500)	(82)	(145)	116,309	115,576
Realized gain distribution received	312,428	210,480	—	—	293,348	268,385
Change in unrealized appreciation (depreciation) on investments	251,475	422,903	395	772	26,309	(105,979)

Net increase (decrease) in net assets resulting from operations	927,592	721,866	313	627	506,224	315,099

Contributions and (Withdrawals):
Payments received from policyowners	104,841	151,819	—	—	22,709	130,550
Cost of insurance	(112,917)	(124,742)	(343)	(378)	(53,081)	(59,366)
Policyowners’ surrenders	(94,205)	(93,627)	—	—	—	(2,080)
Net transfers from (to) Fixed Account	(73,296)	(75,355)	—	—	2,044	3,955
Transfers between Investment Divisions	479,333	(640,121)	—	—	(3,267,515)	(706,857)
Policyowners’ death benefits	(20,887)	(8,114)	—	—	—	—

Net contributions and (withdrawals)	282,869	(790,140)	(343)	(378)	(3,295,843)	(633,798)

Increase (decrease) in net assets	1,210,461	(68,274)	(30)	249	(2,789,619)	(318,699)
NET ASSETS:
Beginning of period	6,699,653	6,767,927	4,788	4,539	3,333,653	3,652,352

End of period	$7,910,114	$6,699,653	$4,758	$4,788	$544,034	$3,333,653

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	MFS® Research International Portfolio— Initial Class		MFS® Value Series— Initial Class		Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,810	$138	$1,342,024	$1,317,147	$67,921	$53,356
Net realized gain (loss) on investments	7,337	14	3,806,499	827,219	(27,859)	(16,846)
Realized gain distribution received	—	—	6,080,479	5,538,262	—	—
Change in unrealized appreciation (depreciation) on investments	(82,669)	5,834	(1,850,426)	(1,606,880)	30,462	33,190

Net increase (decrease) in net assets resulting from operations	(73,522)	5,986	9,378,576	6,075,748	70,524	69,700

Contributions and (Withdrawals):
Payments received from policyowners	3,851	5,861	1,054,860	1,085,057	—	—
Cost of insurance	(4,461)	(435)	(1,128,283)	(1,127,290)	(10,197)	(10,659)
Policyowners’ surrenders	—	—	(509,378)	(366,631)	(24,588)	(13,368)
Net transfers from (to) Fixed Account	—	571	2,142,132	1,585,751	(3,186)	(11,149)
Transfers between Investment Divisions	1,949,108	40,073	(13,283,588)	(4,586,040)	(38,284)	(2,564)
Policyowners’ death benefits	—	—	(669,233)	(258,750)	—	—

Net contributions and (withdrawals)	1,948,498	46,070	(12,393,490)	(3,667,903)	(76,255)	(37,740)

Increase (decrease) in net assets	1,874,976	52,056	(3,014,914)	2,407,845	(5,731)	31,960
NET ASSETS:
Beginning of period	59,229	7,173	83,987,031	81,579,186	652,125	620,165

End of period	$1,934,205	$59,229	$80,972,117	$83,987,031	$646,394	$652,125

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Morgan Stanley VIF Global Infrastructure Portfolio— Class I		Morgan Stanley VIF U.S. Real Estate Portfolio— Class I		Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$22,952	$20,579	$14,365	$17,252	$487	$641
Net realized gain (loss) on investments	(38,093)	(8,109)	87,273	(208,469)	(864)	(1,371)
Realized gain distribution received	—	113,470	—	—	2,195	3,234
Change in unrealized appreciation (depreciation) on investments	145,600	(87,114)	(22,325)	288,286	3,778	4,267

Net increase (decrease) in net assets resulting from operations	130,459	38,826	79,313	97,069	5,596	6,771

Contributions and (Withdrawals):
Payments received from policyowners	39,372	117,512	28,293	22,251	—	—
Cost of insurance	(11,571)	(12,563)	(12,029)	(15,157)	(1,005)	(1,032)
Policyowners’ surrenders	(19,009)	(6,810)	(31,454)	(158,542)	(2,948)	(592)
Net transfers from (to) Fixed Account	4,823	4,729	301	497	—	—
Transfers between Investment Divisions	(1,061,346)	51,567	(616,839)	(243,565)	—	—
Policyowners’ death benefits	—	—	—	(15,992)	—	(4,680)

Net contributions and (withdrawals)	(1,047,731)	154,435	(631,728)	(410,508)	(3,953)	(6,304)

Increase (decrease) in net assets	(917,272)	193,261	(552,415)	(313,439)	1,643	467
NET ASSETS:
Beginning of period	917,272	724,011	552,415	865,854	64,731	64,264

End of period	$—	$917,272	$—	$552,415	$66,374	$64,731

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Neuberger Berman AMT Sustainable Equity Portfolio— Class I		PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$787	$930	$93,623	$82,393	$133,634	$88,272
Net realized gain (loss) on investments	49,284	1,000	(56,902)	(36,600)	(108,951)	(77,455)
Realized gain distribution received	16,946	4,389	—	—	—	42,712
Change in unrealized appreciation (depreciation) on investments	10,527	58,516	66,701	109,465	(51,033)	151,630

Net increase (decrease) in net assets resulting from operations	77,544	64,835	103,422	155,258	(26,350)	205,159

Contributions and (Withdrawals):
Payments received from policyowners	—	—	20,242	49,019	50,171	102,264
Cost of insurance	(6,530)	(5,617)	(24,273)	(27,782)	(61,162)	(72,705)
Policyowners’ surrenders	—	(4,112)	(191,377)	(95,346)	(279,317)	(147,384)
Net transfers from (to) Fixed Account	(2)	(12)	(26,355)	(30,767)	(10,774)	(1,682)
Transfers between Investment Divisions	(136,406)	—	83,122	95,838	69,374	88,220
Policyowners’ death benefits	—	—	(17,384)	(14,455)	—	—

Net contributions and (withdrawals)	(142,938)	(9,741)	(156,025)	(23,493)	(231,708)	(31,287)

Increase (decrease) in net assets	(65,394)	55,094	(52,603)	131,765	(258,058)	173,872
NET ASSETS:
Beginning of period	302,335	247,241	1,516,497	1,384,732	4,128,607	3,954,735

End of period	$236,941	$302,335	$1,463,894	$1,516,497	$3,870,549	$4,128,607

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class		PIMCO VIT High Yield Portfolio— Administrative Class		PIMCO VIT High Yield Portfolio— Institutional Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,250	$911	$132,479	$122,221	$7,342	$4,495
Net realized gain (loss) on investments	(1,100)	(299)	(7,018)	(128,026)	4,642	(1,807)
Realized gain distribution received	—	404	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(1,211)	1,376	(342)	225,297	(4,046)	6,702

Net increase (decrease) in net assets resulting from operations	(61)	2,392	125,119	219,492	7,938	9,390

Contributions and (Withdrawals):
Payments received from policyowners	19,701	17,160	36,178	58,615	6,964	9,461
Cost of insurance	(1,089)	(799)	(36,136)	(38,956)	(2,575)	(1,722)
Policyowners’ surrenders	(2,977)	—	(170,327)	(83,590)	(683)	(1,957)
Net transfers from (to) Fixed Account	596	2,139	(16,353)	(4,645)	7,717	3,775
Transfers between Investment Divisions	1,977	1,117	2,398,358	(485,041)	127,693	(4,443)
Policyowners’ death benefits	—	—	—	(15,873)	—	—

Net contributions and (withdrawals)	18,208	19,617	2,211,720	(569,490)	139,116	5,114

Increase (decrease) in net assets	18,147	22,009	2,336,839	(349,998)	147,054	14,504
NET ASSETS:
Beginning of period	48,305	26,296	1,830,241	2,180,239	88,180	73,676

End of period	$66,452	$48,305	$4,167,080	$1,830,241	$235,234	$88,180

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	PIMCO VIT Income Portfolio— Institutional Class		PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class		PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$38,621	$17,382	$2,991	$1,472	$498,669	$414,498
Net realized gain (loss) on investments	(234)	(5,827)	(1,343)	(3,242)	(1,636,136)	(2,681,208)
Realized gain distribution received	—	—	—	1,401	—	—
Change in unrealized appreciation (depreciation) on investments	(32,485)	9,667	2,938	5,561	66,480	3,046,601

Net increase (decrease) in net assets resulting from operations	5,902	21,222	4,586	5,192	(1,070,987)	779,891

Contributions and (Withdrawals):
Payments received from policyowners	23,136	21,267	8,605	1,408	12,114	15,840
Cost of insurance	(8,452)	(2,415)	(1,235)	(1,082)	(188,244)	(162,683)
Policyowners’ surrenders	(809)	—	(2,094)	(2,564)	(483,779)	(644,263)
Net transfers from (to) Fixed Account	6,020	(12,740)	—	1,122	(9,222)	474,936
Transfers between Investment Divisions	3,804,774	248,289	13,619	(8,643)	1,046,044	2,271,755
Policyowners’ death benefits	—	—	—	—	(40,183)	(28,775)

Net contributions and (withdrawals)	3,824,669	254,401	18,895	(9,759)	336,730	1,926,810

Increase (decrease) in net assets	3,830,571	275,623	23,481	(4,567)	(734,257)	2,706,701
NET ASSETS:
Beginning of period	343,522	67,899	65,042	69,609	18,725,018	16,018,317

End of period	$4,174,093	$343,522	$88,523	$65,042	$17,990,761	$18,725,018

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class		PIMCO VIT Low Duration Portfolio— Administrative Class		PIMCO VIT Low Duration Portfolio— Institutional Class
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,268	$787	$443,047	$396,761	$15,727	$6,944
Net realized gain (loss) on investments	(4,801)	(454)	(85,527)	(115,373)	615	(3,632)
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	876	498	127,815	259,476	1,290	8,155

Net increase (decrease) in net assets resulting from operations	(2,657)	831	485,335	540,864	17,632	11,467

Contributions and (Withdrawals):
Payments received from policyowners	13,912	10,863	92,788	171,296	160,952	198,818
Cost of insurance	(825)	(549)	(231,201)	(302,633)	(11,504)	(8,439)
Policyowners’ surrenders	(766)	—	(328,001)	(116,490)	(8,790)	(493)
Net transfers from (to) Fixed Account	951	1,936	(47,843)	(42,130)	2,955	(102,740)
Transfers between Investment Divisions	(1,883)	—	93,562	168,640	8,284	(2,360)
Policyowners’ death benefits	—	—	(24,537)	(7,669)	(7,163)	—

Net contributions and (withdrawals)	11,389	12,250	(445,232)	(128,986)	144,734	84,786

Increase (decrease) in net assets	8,732	13,081	40,103	411,878	162,366	96,253
NET ASSETS:
Beginning of period	36,422	23,341	11,370,075	10,958,197	280,867	184,614

End of period	$45,154	$36,422	$11,410,178	$11,370,075	$443,233	$280,867

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	PIMCO VIT Real Return Portfolio— Administrative Class		PIMCO VIT Real Return Portfolio— Institutional Class		PIMCO VIT Short-Term Portfolio— Institutional Class
	2024	2023	2024	2023	2024 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$227,109	$281,240	$3,305	$2,449	$13
Net realized gain (loss) on investments	(142,057)	(207,733)	(2,063)	(5,451)	—
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	67,702	250,152	1,359	6,075	3

Net increase (decrease) in net assets resulting from operations	152,754	323,659	2,601	3,073	16

Contributions and (Withdrawals):
Payments received from policyowners	99,034	132,788	22,289	61,245	—
Cost of insurance	(239,575)	(265,205)	(2,205)	(1,496)	(5)
Policyowners’ surrenders	(167,947)	(203,300)	—	—	—
Net transfers from (to) Fixed Account	(74,818)	(74,980)	914	24	805
Transfers between Investment Divisions	4,034,681	(628,694)	9,219	(16,661)	2
Policyowners’ death benefits	(6,347)	(9,650)	—	—	—

Net contributions and (withdrawals)	3,645,028	(1,049,041)	30,217	43,112	802

Increase (decrease) in net assets	3,797,782	(725,382)	32,818	46,185	818
NET ASSETS:
Beginning of period	8,859,578	9,584,960	104,309	58,124	—

End of period	$12,657,360	$8,859,578	$137,127	$104,309	$818

(b) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	PIMCO VIT Total Return Portfolio— Administrative Class		PIMCO VIT Total Return Portfolio— Institutional Class		Principal VC Real Estate Securities Account— Class 1
	2024	2023	2024	2023	2024 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$704,907	$630,220	$8,929	$8,780	$313
Net realized gain (loss) on investments	(655,956)	(919,956)	(2,809)	(15,213)	(12)
Realized gain distribution received	—	—	—	—	403
Change in unrealized appreciation (depreciation) on investments	352,766	1,307,942	(581)	19,238	(29,261)

Net increase (decrease) in net assets resulting from operations	401,717	1,018,206	5,539	12,805	(28,557)

Contributions and (Withdrawals):
Payments received from policyowners	94,089	162,170	30,747	120,863	2,048
Cost of insurance	(265,775)	(291,383)	(5,872)	(7,599)	(530)
Policyowners’ surrenders	(80,661)	(491,223)	(398)	(8,717)	—
Net transfers from (to) Fixed Account	7,233	(74,410)	(81,718)	71,962	4,134
Transfers between Investment Divisions	3,321,940	(1,751,582)	(46,045)	(56,453)	602,950
Policyowners’ death benefits	(42,573)	(53,110)	—	—	—

Net contributions and (withdrawals)	3,034,253	(2,499,538)	(103,286)	120,056	608,602

Increase (decrease) in net assets	3,435,970	(1,481,332)	(97,747)	132,861	580,045
NET ASSETS:
Beginning of period	17,509,293	18,990,625	273,708	140,847	—

End of period	$20,945,263	$17,509,293	$175,961	$273,708	$580,045

(b) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Putnam VT International Value Fund— Class IA	Schwab® S&P 500 Index Portfolio		T. Rowe Price All-Cap Opportunities Portfolio
	2024 (b)	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$59,470	$21,808	$2,314	$14,185
Net realized gain (loss) on investments	—	46,151	(4,052)	350,387	(32,752)
Realized gain distribution received	—	—	—	357,528	407,596
Change in unrealized appreciation (depreciation) on investments	(1,389)	717,286	351,139	883,140	1,014,685

Net increase (decrease) in net assets resulting from operations	(1,389)	822,907	368,895	1,593,369	1,403,714

Contributions and (Withdrawals):
Payments received from policyowners	1,416	2,026,699	932,447	—	—
Cost of insurance	(26)	(84,200)	(46,002)	(77,127)	(69,770)
Policyowners’ surrenders	—	(66,819)	(26,080)	(1,104,527)	(44,234)
Net transfers from (to) Fixed Account	19,847	10,464	259,528	(18,916)	(23,206)
Transfers between Investment Divisions	—	195,040	16,886	(3,293,519)	—
Policyowners’ death benefits	—	—	—	—	—

Net contributions and (withdrawals)	21,237	2,081,184	1,136,779	(4,494,089)	(137,210)

Increase (decrease) in net assets	19,848	2,904,091	1,505,674	(2,900,720)	1,266,504
NET ASSETS:
Beginning of period	—	2,427,786	922,112	6,176,927	4,910,423

End of period	$19,848	$5,331,877	$2,427,786	$3,276,207	$6,176,927

(b) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Index 500 Portfolio		T. Rowe Price International Stock Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$8,568	$18,995	$14,611	$32,127
Net realized gain (loss) on investments	2,795,179	(47,980)	589,739	18,019	76,290	(12,552)
Realized gain distribution received	5,245,588	—	45,767	6,635	40,813	—
Change in unrealized appreciation (depreciation) on investments	24,772,341	30,387,427	(551,982)	325,403	27,637	469,979

Net increase (decrease) in net assets resulting from operations	32,813,108	30,339,447	92,092	369,052	159,351	489,554

Contributions and (Withdrawals):
Payments received from policyowners	1,229,788	1,360,992	—	—	180,312	154,861
Cost of insurance	(1,452,850)	(1,106,574)	(11,581)	(32,608)	(43,712)	(44,246)
Policyowners’ surrenders	(1,237,150)	(1,335,048)	(62,370)	(26,243)	(548,842)	(25,187)
Net transfers from (to) Fixed Account	4,859,670	2,633,288	(7,080)	(13,141)	(7,525)	(763)
Transfers between Investment Divisions	1,682,956	(7,468,907)	(1,785,245)	—	(1,597,909)	(127,245)
Policyowners’ death benefits	(817,277)	(236,655)	—	—	—	(5,576)

Net contributions and (withdrawals)	4,265,137	(6,152,904)	(1,866,276)	(71,992)	(2,017,676)	(48,156)

Increase (decrease) in net assets	37,078,245	24,186,543	(1,774,184)	297,060	(1,858,325)	441,398
NET ASSETS:
Beginning of period	93,264,476	69,077,933	1,774,184	1,477,124	3,491,902	3,050,504

End of period	$130,342,721	$93,264,476	$—	$1,774,184	$1,633,577	$3,491,902

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	T. Rowe Price Limited-Term Bond Portfolio		T. Rowe Price Moderate Allocation Portfolio		Thrivent Aggressive Allocation Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$28,543	$29,038	$52,611	$48,716	$1,498	$872
Net realized gain (loss) on investments	(7,176)	(1,142)	12,715	1,857	282	(567)
Realized gain distribution received	—	—	63,280	6,027	3,741	802
Change in unrealized appreciation (depreciation) on investments	10,682	14,898	89,899	246,427	7,293	5,833

Net increase (decrease) in net assets resulting from operations	32,049	42,794	218,505	303,027	12,814	6,940

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	2,817	4,409
Cost of insurance	(11,132)	(15,113)	(77,276)	(76,774)	(2,361)	(1,733)
Policyowners’ surrenders	(6,417)	(3,866)	(17,323)	(44,477)	—	—
Net transfers from (to) Fixed Account	(223,718)	(4,036)	(6)	(24,393)	440	(162)
Transfers between Investment Divisions	(1,552)	—	(40,348)	(3,476)	52,283	46,331
Policyowners’ death benefits	(59,021)	(6,550)	—	—	—	—

Net contributions and (withdrawals)	(301,840)	(29,565)	(134,953)	(149,120)	53,179	48,845

Increase (decrease) in net assets	(269,791)	13,229	83,552	153,907	65,993	55,785
NET ASSETS:
Beginning of period	916,610	903,381	2,223,728	2,069,821	61,752	5,967

End of period	$646,819	$916,610	$2,307,280	$2,223,728	$127,745	$61,752

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Thrivent Diversified Income Plus Portfolio		Thrivent Global Stock Portfolio		Thrivent Large Cap Growth Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$13,335	$4,461	$6,924	$356	$1,988	$188
Net realized gain (loss) on investments	2,927	(9,839)	1,361	(334)	(219)	(798)
Realized gain distribution received	—	—	10,112	—	30,562	9,818
Change in unrealized appreciation (depreciation) on investments	2,346	17,217	21,893	9,889	80,642	24,620

Net increase (decrease) in net assets resulting from operations	18,608	11,839	40,290	9,911	112,973	33,828

Contributions and (Withdrawals):
Payments received from policyowners	31,275	34,309	47,592	50,929	26,780	21,072
Cost of insurance	(5,342)	(3,527)	(6,928)	(1,973)	(4,078)	(1,591)
Policyowners’ surrenders	—	—	—	—	—	—
Net transfers from (to) Fixed Account	—	189	(264)	(31)	(813)	481
Transfers between Investment Divisions	94,504	48,340	189,419	67,390	268,411	7,866
Policyowners’ death benefits	—	(3,040)	—	—	—	—

Net contributions and (withdrawals)	120,437	76,271	229,819	116,315	290,300	27,828

Increase (decrease) in net assets	139,045	88,110	270,109	126,226	403,273	61,656
NET ASSETS:
Beginning of period	163,127	75,017	131,927	5,701	120,639	58,983

End of period	$302,172	$163,127	$402,036	$131,927	$523,912	$120,639

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Thrivent Mid Cap Index Portfolio		Thrivent Mid Cap Stock Portfolio		Thrivent Small Cap Index Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$134,150	$143,981	$10,364	$6,854	$494,292	$407,462
Net realized gain (loss) on investments	146,474	(105,058)	2,506	(6,146)	523,078	(31,543)
Realized gain distribution received	160,602	377,162	20,673	79,899	—	915,311
Change in unrealized appreciation (depreciation) on investments	881,138	718,029	153,952	84,886	1,867,336	3,927,912

Net increase (decrease) in net assets resulting from operations	1,322,364	1,134,114	187,495	165,493	2,884,706	5,219,142

Contributions and (Withdrawals):
Payments received from policyowners	54,347	81,917	100,805	139,989	70,941	68,664
Cost of insurance	(133,632)	(87,087)	(19,112)	(15,838)	(398,050)	(384,290)
Policyowners’ surrenders	(348,921)	(170,864)	(3,721)	(1,825)	(9,803)	(32,770)
Net transfers from (to) Fixed Account	2,536	6,148	(11)	(4,234)	(219,614)	(3,237)
Transfers between Investment Divisions	(780,530)	8,258,677	9,527	1,458,372	(4,381,688)	(1,093,156)
Policyowners’ death benefits	(153,232)	—	—	—	(216,100)	(113,159)

Net contributions and (withdrawals)	(1,359,432)	8,088,791	87,488	1,576,464	(5,154,314)	(1,557,948)

Increase (decrease) in net assets	(37,068)	9,222,905	274,983	1,741,957	(2,269,608)	3,661,194
NET ASSETS:
Beginning of period	10,776,454	1,553,549	1,793,332	51,375	37,084,645	33,423,451

End of period	$10,739,386	$10,776,454	$2,068,315	$1,793,332	$34,815,037	$37,084,645

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares		TOPS® Balanced ETF Portfolio— Class 2 Shares		TOPS® Conservative ETF Portfolio— Class 2 Shares
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,831	$2,255	$307	$423	$3,660	$3,049
Net realized gain (loss) on investments	7,196	437	1,156	15,765	5,761	809
Realized gain distribution received	1,961	1,053	70	307	1,099	3,747
Change in unrealized appreciation (depreciation) on investments	15,179	29,104	(557)	(7,481)	(1,657)	5,409

Net increase (decrease) in net assets resulting from operations	27,167	32,849	976	9,014	8,863	13,014

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	—	—
Cost of insurance	(3,699)	(3,579)	(1,011)	(1,960)	(2,540)	(2,650)
Policyowners’ surrenders	—	—	(9,145)	(163,115)	(4,808)	(3,225)
Net transfers from (to) Fixed Account	(21,133)	(3)	(21)	(24,765)	—	—
Transfers between Investment Divisions	—	—	—	—	(36,385)	—
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(24,832)	(3,582)	(10,177)	(189,840)	(43,733)	(5,875)

Increase (decrease) in net assets	2,335	29,267	(9,201)	(180,826)	(34,870)	7,139
NET ASSETS:
Beginning of period	220,446	191,179	24,335	205,161	152,219	145,080

End of period	$222,781	$220,446	$15,134	$24,335	$117,349	$152,219

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	TOPS® Growth ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$683	$1,073	$582	$141	$656	$102
Net realized gain (loss) on investments	10,860	438	(6,811)	(2,162)	(5,104)	(2,326)
Realized gain distribution received	98	873	—	45	—	71
Change in unrealized appreciation (depreciation) on investments	(5,761)	10,191	8,283	5,241	6,375	4,672

Net increase (decrease) in net assets resulting from operations	5,880	12,575	2,054	3,265	1,927	2,519

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	—	—
Cost of insurance	(2,022)	(2,773)	(265)	(346)	(653)	(621)
Policyowners’ surrenders	—	—	(7,498)	(2,004)	—	—
Net transfers from (to) Fixed Account	(255)	—	(840)	—	(855)	(3)
Transfers between Investment Divisions	(41,127)	—	—	—	—	—
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(43,404)	(2,773)	(8,603)	(2,350)	(1,508)	(624)

Increase (decrease) in net assets	(37,524)	9,802	(6,549)	915	419	1,895
NET ASSETS:
Beginning of period	89,474	79,672	31,951	31,036	26,687	24,792

End of period	$51,950	$89,474	$25,402	$31,951	$27,106	$26,687

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares		VanEck VIP Emerging Markets Bond Fund— Initial Class Shares		Victory RS Small Cap Growth Equity VIP Series— Class I Shares
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,652	$3,862	$28,173	$15,506	$—	$—
Net realized gain (loss) on investments	9,962	880	(339)	(539)	17,107	(1,862,990)
Realized gain distribution received	2,800	2,873	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	736	21,128	(17,190)	25,207	58,675	2,162,678

Net increase (decrease) in net assets resulting from operations	17,150	28,743	10,644	40,174	75,782	299,688

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	8,008	6,818
Cost of insurance	(9,517)	(11,135)	(12,130)	(11,147)	(7,082)	(9,521)
Policyowners’ surrenders	(6,426)	—	—	—	(5,111)	(2,423)
Net transfers from (to) Fixed Account	—	(77)	(4)	(3)	640	(11,276)
Transfers between Investment Divisions	(38,492)	—	—	—	(17,317)	(2,015,151)
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(54,435)	(11,212)	(12,134)	(11,150)	(20,862)	(2,031,553)

Increase (decrease) in net assets	(37,285)	17,531	(1,490)	29,024	54,920	(1,731,865)
NET ASSETS:
Beginning of period	237,227	219,696	387,457	358,433	684,848	2,416,713

End of period	$199,942	$237,227	$385,967	$387,457	$739,768	$684,848

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Voya High Yield Portfolio— Class I		Voya Index Solution 2030 Portfolio— Class Z		Voya Index Solution 2040 Portfolio— Class Z
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,873	$2,059	$2,499	$3,341	$646	$3,327
Net realized gain (loss) on investments	(812)	(1,143)	(2,410)	(9,290)	(4,018)	(4,450)
Realized gain distribution received	—	—	—	7,285	—	10,337
Change in unrealized appreciation (depreciation) on investments	740	2,694	17,164	17,248	14,484	15,778

Net increase (decrease) in net assets resulting from operations	1,801	3,610	17,253	18,584	11,112	24,992

Contributions and (Withdrawals):
Payments received from policyowners	15,633	15,382	29,041	73,222	31,354	63,590
Cost of insurance	(816)	(723)	(4,276)	(3,820)	(5,347)	(3,397)
Policyowners’ surrenders	(26,249)	(6,783)	(24,460)	(8,194)	(158,788)	(19,025)
Net transfers from (to) Fixed Account	124	1,805	(112)	(18,968)	96,758	104
Transfers between Investment Divisions	9	74	—	(2,735)	—	1
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(11,299)	9,755	193	39,505	(36,023)	41,273

Increase (decrease) in net assets	(9,498)	13,365	17,446	58,089	(24,911)	66,265
NET ASSETS:
Beginning of period	35,800	22,435	162,451	104,362	177,958	111,693

End of period	$26,302	$35,800	$179,897	$162,451	$153,047	$177,958

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Voya Index Solution 2050 Portfolio— Class Z		Voya Limited Maturity Bond Portfolio— Class I		Voya MidCap Opportunities Portfolio— Class I
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$261	$1,296	$179,160	$142,734	$—	$—
Net realized gain (loss) on investments	5,945	(1,951)	(87,347)	(36,315)	1,433	(58,736)
Realized gain distribution received	—	4,637	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	6,448	9,179	94,845	59,861	91,909	133,040

Net increase (decrease) in net assets resulting from operations	12,654	13,161	186,658	166,280	93,342	74,304

Contributions and (Withdrawals):
Payments received from policyowners	38,622	52,708	321,232	55,757	43,550	19,580
Cost of insurance	(1,782)	(962)	(41,916)	(38,815)	(6,966)	(3,738)
Policyowners’ surrenders	—	(3,675)	(3,962)	(642)	—	—
Net transfers from (to) Fixed Account	(25,929)	(370)	(638,967)	2,346	7,326	(2,941)
Transfers between Investment Divisions	8	—	271,532	123,821	4,822	360,435
Policyowners’ death benefits	—	—	(38,636)	(22,929)	—	—

Net contributions and (withdrawals)	10,919	47,701	(130,717)	119,538	48,732	373,336

Increase (decrease) in net assets	23,573	60,862	55,941	285,818	142,074	447,640
NET ASSETS:
Beginning of period	103,939	43,077	3,669,685	3,383,867	558,845	111,205

End of period	$127,512	$103,939	$3,725,626	$3,669,685	$700,919	$558,845

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Voya Russell™ Mid Cap Index Portfolio— Class I		Voya Small Company Portfolio— Class I		VY® JPMorgan Mid Cap Value Portfolio— Class I
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$190,446	$361,681	$12,895	$5,979	$3,989	$3,479
Net realized gain (loss) on investments	(308,814)	(1,131,892)	(55,203)	(162,611)	560	423
Realized gain distribution received	1,364,632	1,937,525	43,176	—	16,491	24,596
Change in unrealized appreciation (depreciation) on investments	821,915	1,285,378	148,292	396,927	22,175	(1,240)

Net increase (decrease) in net assets resulting from operations	2,068,179	2,452,692	149,160	240,295	43,215	27,258

Contributions and (Withdrawals):
Payments received from policyowners	140,655	250,016	14,987	19,386	30,936	24,349
Cost of insurance	(191,336)	(209,862)	(22,552)	(21,645)	(5,209)	(2,640)
Policyowners’ surrenders	(267,579)	(322,718)	(44,460)	(2,921)	—	(1,813)
Net transfers from (to) Fixed Account	(11,563)	91,137	(2,704)	(1,882)	14,612	24
Transfers between Investment Divisions	(4,944,870)	(5,703,845)	108,561	(957,688)	11,295	1,823
Policyowners’ death benefits	(45,921)	(434,840)	—	(23,324)	—	—

Net contributions and (withdrawals)	(5,320,614)	(6,330,112)	53,832	(988,074)	51,634	21,743

Increase (decrease) in net assets	(3,252,435)	(3,877,420)	202,992	(747,779)	94,849	49,001
NET ASSETS:
Beginning of period	15,108,068	18,985,488	1,348,161	2,095,940	281,438	232,437

End of period	$11,855,633	$15,108,068	$1,551,153	$1,348,161	$376,287	$281,438

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	VY® JPMorgan Small Cap Core Equity Portfolio— Class I		VY® Morgan Stanley Global Franchise Portfolio— Class R6		VY® T. Rowe Price Capital Appreciation Portfolio— Class I
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$23,004	$13,352	$1,163	$970	$25,531	$34,047
Net realized gain (loss) on investments	(74,134)	(41,826)	(265)	(313)	(49,387)	(27,550)
Realized gain distribution received	—	238,433	13,161	9,520	9,949	146,184
Change in unrealized appreciation (depreciation) on investments	491,837	216,350	(1,855)	8,856	122,004	70,647

Net increase (decrease) in net assets resulting from operations	440,707	426,309	12,204	19,033	108,097	223,328

Contributions and (Withdrawals):
Payments received from policyowners	78,233	96,878	2,652	4,359	60,280	74,970
Cost of insurance	(47,864)	(41,875)	(2,718)	(2,116)	(15,491)	(18,735)
Policyowners’ surrenders	(3,592)	(3,031)	—	—	(2,496)	(7,261)
Net transfers from (to) Fixed Account	7,111	903	(50)	8	(655)	1,347
Transfers between Investment Divisions	(149,585)	1,047,068	—	3,770	(817,451)	551,082
Policyowners’ death benefits	—	—	—	—	(1,016)	—

Net contributions and (withdrawals)	(115,697)	1,099,943	(116)	6,021	(776,829)	601,403

Increase (decrease) in net assets	325,010	1,526,252	12,088	25,054	(668,732)	824,731
NET ASSETS:
Beginning of period	4,060,436	2,534,184	137,993	112,939	1,557,607	732,876

End of period	$4,385,446	$4,060,436	$150,081	$137,993	$888,875	$1,557,607

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2024

and December 31, 2023

	Western Asset Core Plus VIT Portfolio— Class I
	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$172,647	$139,052
Net realized gain (loss) on investments	(330,374)	(91,320)
Realized gain distribution received	—	—
Change in unrealized appreciation (depreciation) on investments	142,380	190,010

Net increase (decrease) in net assets resulting from operations	(15,347)	237,742

Contributions and (Withdrawals):
Payments received from policyowners	80,129	242,181
Cost of insurance	(49,502)	(72,204)
Policyowners’ surrenders	(527,365)	(262,765)
Net transfers from (to) Fixed Account	15,395	(1,250)
Transfers between Investment Divisions	(1,222,111)	(4,959)
Policyowners’ death benefits	—	—

Net contributions and (withdrawals)	(1,703,454)	(98,997)

Increase (decrease) in net assets	(1,718,801)	138,745
NET ASSETS:
Beginning of period	3,714,164	3,575,419

End of period	$1,995,363	$3,714,164

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (“CSVUL Separate Account-I”) was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds NYLIAC Corporate Sponsored Variable Universal Life Insurance policies (“CSVUL”) (“Series 1 policies”), NYLIAC CorpExec Variable Universal Life Insurance II policies (“CEVUL2”) (“Series 2 policies”), NYLIAC CorpExec Variable Universal Life Insurance III policies (“CEVUL3”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance IV policies (“CEVUL4”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance V policies (“CEVUL5”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance VI policies (“CEVUL6”) (“Series 3 policies”), NYLIAC CorpExec Accumulator Variable Universal Life Insurance policies (“CEAVUL”) (“Series 3 policies”), and NYLIAC CorpExec Variable Universal Life Insurance Plus Policies (“CEVUL Plus”) (“Series 3 policies”). The policies are designed for group and/or sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and are sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is an indirect, wholly-owned subsidiary of NYLIC. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance of ASC 946.

The assets of CSVUL Separate Account-I are invested in the shares of the New York Life Investments (“NYLI”) VP Funds Trust, AB® Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock® Variable Series Funds, Inc., BlackRock® Variable Series Funds II, Inc., BNY Mellon Sustainable U.S. Equity Portfolio, Inc., BNY Mellon Investment Fund, BNY Mellon Investment Portfolios, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Insurance Trust II, Davis Variable Account Fund, Inc., Delaware VIP® Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Variable Series I, Deutsche DWS Variable Series II, DFA Investment Dimensions Group Inc., Fidelity® Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Variable Income Trust, Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, MFS® Variable Insurance Trust III, Morgan Stanley Variable Insurance Fund, Inc., Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, Principal Variable Contracts Fund, Inc, Putnam Variable Trust, Schwab Annuity Portfolios, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Thrivent Series Fund, Inc., VanEck VIP Trust, Victory Variable Insurance Funds, and the Voya Variable Portfolios, Inc., (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

As of April 26, 2024 the following funds were reorganized:

The Class I and Class II shares of American Century Investments® VP Inflation Protection Fund were reorganized into the Standard Class II and Service Class shares of LVIP American Century Inflation Protection Fund, respectively.

The Class I and Class II shares of American Century Investments® VP Mid Cap Value Fund were reorganized into the Standard Class II and Service Class shares of LVIP American Mid Cap Value Fund, respectively

The Class I and Class II shares of American Century Investments® VP Value Fund were reorganized into the Standard Class II and Service Class shares of LVIP American Century Value Fund, respectively.

The Standard Class shares of Delaware VIP® International Series were reorganized into Standard Class shares of Delaware Ivy VIP® International Core Equity Series.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Effective April 26, 2024, shares of the T. Rowe Price Equity Index 500 Portfolio were substituted into the Initial Class shares of Fidelity® VIP Government Money Market Portfolio following approval by the Board of Directors of the T. Rowe Price Portfolio to liquidate the Portfolio.

Effective December 6, 2024, Class I shares of Morgan Stanley VIF Global Infrastructure Portfolio and Morgan Stanley VIF U.S. Real Estate Portfolio were substituted into the Initial Class and Class I shares of Fidelity® VIP Government Money Market Portfolio and Principal VC Real Estate Securities Account, respectively following approval by the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. to liquidate the Portfolios.

The following Investment Divisions were added to one or more of the products investing in CSVUL Separate Account-I:

American Funds IS U.S. Government Securities Fund®—Class 1

Fidelity® VIP Floating Rate High Income Portfolio—Initial Class

Invesco V.I. Main Street Small Cap Fund®—Series I Shares

PIMCO VIT Short-Term Portfolio—Institutional Class

Principal VC Real Estate Securities Account—Class 1

Putnam VT International Value Fund—Class IA

Voya Growth and Income Portfolio—Class I

Western Asset Long Credit VIT Portfolio—Class I

The following Investment Divisions, with their respective Fund portfolios, are available in CSVUL Separate Account-I:

NYLI VP American Century Sustainable Equity—Initial Class (formerly MainStay VP American Century Sustainable Equity—Initial Class)

NYLI VP Bond—Initial Class (formerly MainStay VP Bond—Initial Class)

NYLI VP Candriam Emerging Markets Equity—Initial Class (formerly MainStay VP Candriam Emerging Markets Equity—Initial Class)

NYLI VP Dimensional U.S. Equity—Initial Class (formerly MainStay VP Wellington U.S. Equity—Initial Class)

NYLI VP Epoch U.S. Equity Yield—Initial Class (formerly MainStay VP Epoch U.S. Equity Yield—Initial Class)

NYLI VP Fidelity Institutional AM® Utilities—Initial Class (formerly MainStay VP Fidelity Institutional AM® Utilities—Initial Class)

NYLI VP Floating Rate—Initial Class (formerly MainStay VP Floating Rate—Initial Class)

NYLI VP Hedge Multi-Strategy—Initial Class (formerly MainStay VP IQ Hedge Multi-Strategy—Initial Class)

NYLI VP Income Builder—Initial Class (formerly MainStay VP Income Builder—Initial Class)

NYLI VP Janus Henderson Balanced—Initial Class (formerly MainStay VP Janus Henderson Balanced—Initial Class)

NYLI VP MacKay Convertible—Initial Class (formerly MainStay VP MacKay Convertible—Initial Class)

NYLI VP MacKay High Yield Corporate Bond—Initial Class (formerly MainStay VP MacKay High Yield Corporate Bond—Initial Class)

NYLI VP MacKay U.S. Infrastructure Bond—Initial Class (formerly MainStay VP MacKay Government—Initial Class)

NYLI VP Natural Resources—Initial Class (formerly MainStay VP Natural Resources—Initial Class)

NYLI VP PineStone International Equity—Initial Class (formerly MainStay VP PineStone International Equity—Initial Class)

NYLI VP S&P 500 Index—Initial Class (formerly MainStay VP S&P 500 Index—Initial Class)

NYLI VP Schroders Mid Cap Opportunities—Initial Class (formerly MainStay VP Wellington Mid Cap—Initial Class)

NYLI VP Small Cap Growth—Initial Class (formerly MainStay VP Small Cap Growth—Initial Class)

NYLI VP U.S. Government Money Market—Initial Class (formerly MainStay VP U.S. Government Money Market—Initial Class)

NYLI VP Wellington Growth—Initial Class (formerly MainStay VP Wellington Growth—Initial Class)

NYLI VP Wellington Small Cap—Initial Class (formerly MainStay VP Wellington Small Cap—Initial Class)

NYLI VP Winslow Large Cap Growth—Initial Class (formerly MainStay VP Winslow Large Cap Growth—Initial Class)

AB VPS Discovery Value Portfolio—Class A

AB VPS International Value Portfolio—Class A

AB VPS Large Cap Growth Portfolio—Class A

AB VPS Relative Value Portfolio—Class A

AB VPS Small Cap Growth Portfolio—Class A

Alger Small Cap Growth Portfolio—Class I-2 Shares

American Funds IS American Funds Global Balanced Fund—Class 1

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

American Funds IS Asset Allocation Fund—Class 1

American Funds IS The Bond Fund of America® —Class 1

American Funds IS Capital World Bond Fund®—Class 1

American Funds IS Global Growth Fund—Class 1

American Funds IS Global Small Capitalization Fund—Class 1

American Funds IS Growth Fund—Class 1

American Funds IS Growth-Income Fund—Class 1

American Funds IS International Fund—Class 1

American Funds IS New World Fund®—Class 1

American Funds IS U.S. Government Securities Fund®—Class 1

American Funds IS Washington Mutual Investors FundSM—Class 1

BlackRock® Global Allocation V.I. Fund—Class I

BlackRock® High Yield V.I. Fund—Class I

BNY Mellon IP Technology Growth Portfolio—Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares

ClearBridge Variable Appreciation Portfolio—Class I

ClearBridge Variable Large Cap Growth Portfolio—Class I

ClearBridge Variable Small Cap Growth Portfolio—Class I

Columbia Variable Portfolio—Disciplined Core Fund—Class 1

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1

Columbia Variable Portfolio—Intermediate Bond Fund—Class 1

Columbia Variable Portfolio—Strategic Income Fund—Class 1

Davis Equity Portfolio (formerly Davis Value Portfolio)

DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation Portfolio

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value Portfolio

DFA VIT Inflation-Protected Securities Portfolio

DWS Alternative Asset Allocation VIP—Class A

DWS Global Small Cap VIP—Class A

DWS Small Cap Index VIP—Class A

DWS Small Mid Cap Value VIP—Class A

Fidelity® VIP Balanced Portfolio—Initial Class

Fidelity® VIP Bond Index Portfolio—Initial Class

Fidelity® VIP ContrafundSM Portfolio—Initial Class

Fidelity® VIP Emerging Markets Portfolio—Initial Class

Fidelity® VIP Equity-Income PortfolioSM—Initial Class

Fidelity® VIP Extended Market Index Portfolio—Initial Class

Fidelity® VIP Floating Rate High Income Portfolio—Initial Class

Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class

Fidelity® VIP Government Money Market Portfolio—Initial Class

Fidelity® VIP Growth Opportunities Portfolio—Initial Class

Fidelity® VIP Growth Portfolio—Initial Class

Fidelity® VIP Health Care Portfolio—Initial Class

Fidelity® VIP Index 500 Portfolio—Initial Class

Fidelity® VIP International Capital Appreciation Portfolio—Initial Class

Fidelity® VIP International Index Portfolio—Initial Class

Fidelity® VIP Investment Grade Bond Portfolio—Initial Class

Fidelity® VIP Mid Cap Portfolio—Initial Class

Fidelity® VIP Overseas Portfolio—Initial Class

Fidelity® VIP Real Estate Portfolio—Initial Class

Fidelity® VIP Strategic Income Portfolio—Initial Class

Fidelity® VIP Technology Portfolio—Initial Class

Fidelity® VIP Total Market Index Portfolio—Initial Class

Fidelity® VIP Value Portfolio—Initial Class

Fidelity® VIP Value Strategies Portfolio—Service Class 2

Invesco V.I. Capital Appreciation Fund—Series I Shares

Invesco V.I. Core Plus Bond Fund—Series I Shares

Invesco V.I. EQV International Equity Fund—Series I Shares

Invesco V.I. Global Real Estate Fund—Series I Shares

Invesco V.I. Main Street Mid Cap Fund®—Series I Shares

Invesco V.I. Main Street Small Cap Fund®—Series I Shares

Janus Henderson Enterprise Portfolio—Institutional Shares

Janus Henderson Flexible Bond Portfolio—Institutional Shares

Janus Henderson Forty Portfolio—Institutional Shares

Janus Henderson Global Research Portfolio—Institutional Shares

Lazard Retirement International Equity Portfolio—Service Shares

Lord Abbett Series Fund Developing Growth Portfolio—Class VC

Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC

LVIP American Century Inflation Protection Fund—Service Class (formerly American Century Investments® VP Inflation Protection Fund—Class II)

LVIP American Century Inflation Protection Fund—Standard Class II (formerly American Century Investments® VP Inflation Protection Fund—Class I)

LVIP American Century Mid Cap Value Fund—Service Class (formerly American Century Investments® VP Mid Cap Value Fund—Class II)

LVIP American Century Mid Cap Value Fund—Standard Class II (formerly American Century Investments® VP Mid Cap Value Fund—Class I)

LVIP American Century Value Fund—Service Class (formerly American Century Investments® VP Value Fund—Class II)

LVIP American Century Value Fund—Standard Class II (formerly American Century Investments® VP Value Fund—Class I)

LVIP Baron Growth Opportunities Fund—Service Class

LVIP Baron Growth Opportunities Fund—Standard Class

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund—Standard Class

LVIP Franklin Templeton Multi-Factor International Equity Fund—Standard Class

LVIP Macquarie Limited-Term Diversified Income Fund—Standard Class (formerly LVIP Delaware Limited-Term Diversified Income Fund—Standard Class)

LVIP Macquarie Value Fund—Standard Class (formerly LVIP Delaware Value Fund—Standard Class)

LVIP Mondrian International Value Fund—Standard Class

LVIP SSgA Bond Index Fund—Standard Class

LVIP SSgA Emerging Markets Equity Index Fund—Standard Class

LVIP SSgA International Index Fund—Standard Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Macquarie VIP Emerging Markets Series—Standard Class (formerly Delaware VIP® Emerging Markets Series—Standard Class)

Macquarie VIP International Core Equity Series—Standard Class (formerly Delaware Ivy VIP® International Core Equity Series—Standard Class)

Macquarie VIP Small Cap Value Series—Standard Class (formerly Delaware VIP® Small Cap Value Series—Standard Class)

MFS® Global Growth Portfolio—Initial Class

MFS® Global Real Estate Portfolio—Initial Class

MFS® Global Tactical Allocation Portfolio—Initial Class

MFS® International Growth Portfolio—Initial Class

MFS® International Intrinsic Value Portfolio—Initial Class

MFS® Investors Trust Series—Initial Class

MFS® Mid Cap Growth Series—Initial Class

MFS® Mid Cap Value Portfolio—Initial Class

MFS® New Discovery Series—Initial Class

MFS® New Discovery Value Portfolio—Initial Class

MFS® Research International Portfolio—Initial Class

MFS® Value Series—Initial Class

Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I

Neuberger Berman AMT Sustainable Equity Portfolio—Class I

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class

PIMCO VIT High Yield Portfolio—Administrative Class

PIMCO VIT High Yield Portfolio—Institutional Class

PIMCO VIT Income Portfolio—Institutional Class

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class

PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class

PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class

PIMCO VIT Low Duration Portfolio—Administrative Class

PIMCO VIT Low Duration Portfolio—Institutional Class

PIMCO VIT Real Return Portfolio—Administrative Class

PIMCO VIT Real Return Portfolio—Institutional Class

PIMCO VIT Short-Term Portfolio—Institutional Class

PIMCO VIT Total Return Portfolio—Administrative Class

PIMCO VIT Total Return Portfolio—Institutional Class

Principal VC Real Estate Securities Account—Class 1

Putnam VT International Value Fund—Class IA

Schwab® S&P 500 Index Portfolio

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price International Stock Portfolio

T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price Moderate Allocation Portfolio

Thrivent Aggressive Allocation Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Global Stock Portfolio

Thrivent Large Cap Growth Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Mid Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

TOPS® Balanced ETF Portfolio—Class 2 Shares

TOPS® Conservative ETF Portfolio—Class 2 Shares

TOPS® Growth ETF Portfolio—Class 2 Shares

TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares

TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares

TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares

TOPS® Moderate Growth ETF Portfolio—Class 2 Shares

VanEck VIP Emerging Markets Bond Fund—Initial Class Shares

Victory RS International VIP Series—Class I Shares

Victory RS Small Cap Growth Equity VIP Series—Class I Shares

Voya Growth and Income Portfolio—Class I

Voya High Yield Portfolio—Class I

Voya Index Solution 2030 Portfolio—Class Z

Voya Index Solution 2040 Portfolio—Class Z

Voya Index Solution 2050 Portfolio—Class Z

Voya Limited Maturity Bond Portfolio—Class I

Voya MidCap Opportunities Portfolio—Class I

Voya Russell™ Mid Cap Index Portfolio—Class I

Voya Small Company Portfolio—Class I

VY® JPMorgan Mid Cap Value Portfolio—Class I

VY® JPMorgan Small Cap Core Equity Portfolio—Class I

VY® Morgan Stanley Global Franchise Portfolio—Class R6

VY® T. Rowe Price Capital Appreciation Portfolio—Class I

Western Asset Core Plus VIT Portfolio—Class I

Western Asset Long Credit VIT Portfolio—Class I

Not all investment options are available under all policies.

No new investments may be added to the NYLI VP Candriam Emerging Markets Equity—Initial Class, NYLI VP S&P 500 Index—Initial Class (closed to new investments on CEAVUL and CEVUL 2-6), NYLI VP Wellington Growth—Initial Class, Davis Equity Portfolio, DWS Global Small Cap VIP—Class A, Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class, Fidelity® VIP Growth Portfolio—Initial Class, Fidelity® VIP Overseas Portfolio—Initial Class, Fidelity® VIP Value Portfolio—Initial Class, Fidelity® VIP Value Strategies Portfolio—Service Class 2, Invesco V.I. Capital Appreciation Fund—Series I Shares, Invesco V.I. Main Street Mid Cap Fund®—Series I Shares, Janus Henderson Flexible Bond Portfolio—Institutional Shares, Janus Henderson Forty Portfolio—Institutional Shares, Lazard Retirement International Equity Portfolio—Service Shares, Lord Abbett Series Fund Developing Growth Portfolio—Class VC, Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC, Macquarie VIP International Core Equity Series—Standard Class, Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I, Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I, Neuberger Berman AMT Sustainable Equity Portfolio—Class I, T. Rowe Price All-Cap Opportunities Portfolio, T. Rowe Price Limited-Term Bond Portfolio, T. Rowe Price Moderate Allocation Portfolio, TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares, TOPS® Balanced ETF Portfolio—Class 2 Shares, TOPS® Conservative ETF Portfolio—Class 2 Shares, TOPS® Growth ETF Portfolio—Class 2 Shares, TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares, TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares, TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares, TOPS® Moderate Growth ETF Portfolio—Class 2 Shares, and VanEck VIP Emerging Markets Bond Fund—Initial Class Shares. New investments in the AB VPS International Value Portfolio—Class A, BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares, LVIP American Century Mid Cap Value Fund—Service Class, MFS® Investors Trust Series—Initial Class, and MFS® New Discovery Series—Initial Class Investment Divisions are restricted to those policyowners already invested in these Investment Divisions.

All investments into the NYLI VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of the CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as non-replacement policies are allocated to NYLIAC’s General Account until 10 days (30 days in California for policy owners age 60 and greater) after the policy issue date. Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as a replacement to an existing policy are allocated to NYLIAC’s General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in. Initial premium is then allocated to the Investment Divisions of the Separate Account or the Fixed Account according to instructions on the Premium Allocation Form as of the end of the free look period on the later of the date the free look period ends or the date we receive the policy delivery receipt.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.

Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of shares held at the valuation date, which represents fair value, and are classified as level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

In this reporting period, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position of each of the investment divisions of the Separate Account, changes in each of their net assets or the results of each of their operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand the Separate Account’s overall performance and to assess its potential future cash flows.

The management of the Retail and Institutional Life Businesses of NYLIAC acts as the Separate Account’s chief operating decision maker (“CODM”) making decisions about investment options as well as associated expenses of the Separate Account. The CODM has determined that each of the investment divisions make up one operating segment of the Separate Account. The Separate Account’s investment options are pre-determined in accordance with the terms of its prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented within the Separate Account’s Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

	Purchases	Sales
NYLI VP American Century Sustainable Equity—Initial Class	$102	$118
NYLI VP Bond—Initial Class	3,940	6,680
NYLI VP Candriam Emerging Markets Equity—Initial Class	19	52
NYLI VP Dimensional U.S. Equity—Initial Class	110	386
NYLI VP Epoch U.S. Equity Yield—Initial Class	329	152
NYLI VP Fidelity Institutional AM® Utilities—Initial Class	458	271
NYLI VP Floating Rate—Initial Class	207,250	2,270
NYLI VP Hedge Multi-Strategy—Initial Class	85	7
NYLI VP Income Builder—Initial Class	30	22
NYLI VP Janus Henderson Balanced—Initial Class	759	868
NYLI VP MacKay Convertible—Initial Class	30,898	211,870
NYLI VP MacKay High Yield Corporate Bond—Initial Class	14,031	5,968
NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	158	299
NYLI VP Natural Resources—Initial Class	2,763	3,140
NYLI VP PineStone International Equity—Initial Class	2,218	1,281
NYLI VP S&P 500 Index—Initial Class	9,951	16,441
NYLI VP Schroders Mid Cap Opportunities—Initial Class	5,010	4,154
NYLI VP Small Cap Growth—Initial Class	295	1,056
NYLI VP U.S. Government Money Market—Initial Class	27,783	15,543
NYLI VP Wellington Growth—Initial Class	—	3
NYLI VP Wellington Small Cap—Initial Class	282	1,215
NYLI VP Winslow Large Cap Growth—Initial Class	1,193	856
AB VPS Discovery Value Portfolio—Class A	511	581
AB VPS International Value Portfolio—Class A	—	—
AB VPS Large Cap Growth Portfolio—Class A	3,596	6,875
AB VPS Relative Value Portfolio—Class A	257	84
AB VPS Small Cap Growth Portfolio—Class A	3,984	95
Alger Small Cap Growth Portfolio—Class I-2 Shares	33	93
American Funds IS American Funds Global Balanced Fund—Class 1	38	18
American Funds IS Asset Allocation Fund—Class 1	3,357	2,235
American Funds IS The Bond Fund of America®—Class 1	27	—
American Funds IS Capital World Bond Fund®—Class 1	16	7
American Funds IS Global Growth Fund—Class 1	693	665
American Funds IS Global Small Capitalization Fund—Class 1	232	459
American Funds IS Growth Fund—Class 1	3,052	4,330
American Funds IS Growth-Income Fund—Class 1	937	742
American Funds IS International Fund—Class 1	1,616	1,413
American Funds IS New World Fund®—Class 1	2,731	2,636
American Funds IS U.S. Government Securities Fund®—Class 1	341	2
American Funds IS Washington Mutual Investors FundSM—Class 1	557	449
BlackRock® Global Allocation V.I. Fund—Class I	1,051	529

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
BlackRock® High Yield V.I. Fund—Class I	$231	$165
BNY Mellon IP Technology Growth Portfolio—Initial Shares	869	1,730
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	1	—
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	—	1
ClearBridge Variable Appreciation Portfolio—Class I	132	131
ClearBridge Variable Large Cap Growth Portfolio—Class I	643	121
ClearBridge Variable Small Cap Growth Portfolio—Class I	1,175	977
Columbia Variable Portfolio—Disciplined Core Fund—Class 1	11	1
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	7	—
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	17	1
Columbia Variable Portfolio—Strategic Income Fund—Class 1	1,669	4,205
Davis Equity Portfolio	85	13
Delaware VIP® International Series—Standard Class	2	88
DFA VA Global Bond Portfolio	957	450
DFA VA Global Moderate Allocation Portfolio	111	78
DFA VA International Small Portfolio	562	1,643
DFA VA International Value Portfolio	5,406	785
DFA VA U.S. Large Value Portfolio	2,971	10,772
DFA VA U.S. Targeted Value Portfolio	1,227	908
DFA VIT Inflation-Protected Securities Portfolio	1,461	3,277
DWS Alternative Asset Allocation VIP—Class A	9	54
DWS Global Small Cap VIP—Class A	2	6
DWS Small Cap Index VIP—Class A	6,471	4,239
DWS Small Mid Cap Value VIP—Class A	287	65
Fidelity® VIP Balanced Portfolio—Initial Class	1,932	1,165
Fidelity® VIP Bond Index Portfolio—Initial Class	4,010	751
Fidelity® VIP ContrafundSM Portfolio—Initial Class	3,220	7,967
Fidelity® VIP Emerging Markets Portfolio—Initial Class	615	472
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	464	236
Fidelity® VIP Extended Market Index Portfolio—Initial Class	6,873	750
Fidelity® VIP Floating Rate High Income Portfolio—Initial Class	35	1
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	20	14
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	3,544	4,498
Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class	46	12
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	5,249	2,608
Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class	594	115
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	3,873	996
Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	202	13
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	1,537	408
Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	37	3
Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	28	1
Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	33	1

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Fidelity® VIP Government Money Market Portfolio—Initial Class	$41,615	$26,861
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	1,089	894
Fidelity® VIP Growth Portfolio—Initial Class	910	300
Fidelity® VIP Health Care Portfolio—Initial Class	598	181
Fidelity® VIP Index 500 Portfolio—Initial Class	52,204	29,537
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	2,248	2,095
Fidelity® VIP International Index Portfolio—Initial Class	3,121	2,887
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	12,913	16,000
Fidelity® VIP Mid Cap Portfolio—Initial Class	2,262	1,340
Fidelity® VIP Overseas Portfolio—Initial Class	368	205
Fidelity® VIP Real Estate Portfolio—Initial Class	2,036	2,598
Fidelity® VIP Strategic Income Portfolio—Initial Class	197	98
Fidelity® VIP Technology Portfolio—Initial Class	1,673	1,039
Fidelity® VIP Total Market Index Portfolio—Initial Class	2,839	712
Fidelity® VIP Value Portfolio—Initial Class	201	39
Fidelity® VIP Value Strategies Portfolio—Service Class 2	3	9
Invesco V.I. Capital Appreciation Fund—Series I Shares	—	13
Invesco V.I. Core Plus Bond Fund—Series I Shares	1,496	53
Invesco V.I. EQV International Equity Fund—Series I Shares	1,379	2,107
Invesco V.I. Global Real Estate Fund—Series I Shares	222	304
Invesco V.I. Main Street Mid Cap Fund®—Series I Shares	7	23
Invesco V.I. Main Street Small Cap Fund®—Series I Shares	6	—
Janus Henderson Enterprise Portfolio—Institutional Shares	2,697	6,443
Janus Henderson Flexible Bond Portfolio—Institutional Shares	36	28
Janus Henderson Forty Portfolio—Institutional Shares	332	2,973
Janus Henderson Global Research Portfolio—Institutional Shares	164	76
Lazard Retirement International Equity Portfolio—Service Shares	10	34
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	—	12
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	82	426
LVIP American Century Inflation Protection Fund—Service Class	165	197
LVIP American Century Inflation Protection Fund—Standard Class II	14	2
LVIP American Century Mid Cap Value Fund—Service Class	61	21
LVIP American Century Mid Cap Value Fund—Standard Class II	32	22
LVIP American Century Value Fund—Service Class	266	482
LVIP American Century Value Fund—Standard Class II	30	26
LVIP Baron Growth Opportunities Fund—Service Class	1,767	6,823
LVIP Baron Growth Opportunities Fund—Standard Class	100	265
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund—Standard Class	1,174	807
LVIP Franklin Templeton Multi-Factor International Equity Fund—Standard Class	189	94
LVIP Macquarie Limited-Term Diversified Income Fund—Standard Class	187	16
LVIP Macquarie Value Fund—Standard Class	9	—
LVIP Mondrian International Value Fund—Standard Class	27	247

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
LVIP SSgA Bond Index Fund—Standard Class	$1,773	$1,553
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	29	7
LVIP SSgA International Index Fund—Standard Class	3,906	2,322
Macquarie VIP Emerging Markets Series—Standard Class	523	2,185
Macquarie VIP International Core Equity Series—Standard Class	89	1
Macquarie VIP Small Cap Value Series—Standard Class	8,508	1,295
MFS® Global Growth Portfolio—Initial Class	24	2
MFS® Global Real Estate Portfolio—Initial Class	523	652
MFS® Global Tactical Allocation Portfolio—Initial Class	50	96
MFS® International Growth Portfolio—Initial Class	286	1,003
MFS® International Intrinsic Value Portfolio—Initial Class	4,459	6,554
MFS® Investors Trust Series—Initial Class	—	—
MFS® Mid Cap Growth Series—Initial Class	6,287	168
MFS® Mid Cap Value Portfolio—Initial Class	2,826	2,138
MFS® New Discovery Series—Initial Class	—	—
MFS® New Discovery Value Portfolio—Initial Class	2,499	5,431
MFS® Research International Portfolio—Initial Class	2,005	55
MFS® Value Series—Initial Class	13,971	18,942
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	68	76
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	108	1,132
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	40	657
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	3	4
Neuberger Berman AMT Sustainable Equity Portfolio—Class I	18	143
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	223	285
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	485	584
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	26	6
PIMCO VIT High Yield Portfolio—Administrative Class	3,239	895
PIMCO VIT High Yield Portfolio—Institutional Class	368	222
PIMCO VIT Income Portfolio—Institutional Class	4,111	247
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	33	12
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	2,652	1,816
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	19	6
PIMCO VIT Low Duration Portfolio—Administrative Class	1,222	1,225
PIMCO VIT Low Duration Portfolio—Institutional Class	195	35
PIMCO VIT Real Return Portfolio—Administrative Class	5,291	1,418
PIMCO VIT Real Return Portfolio—Institutional Class	53	20
PIMCO VIT Short-Term Portfolio—Institutional Class	1	—
PIMCO VIT Total Return Portfolio—Administrative Class	6,147	2,408
PIMCO VIT Total Return Portfolio—Institutional Class	48	143
Principal VC Real Estate Securities Account—Class 1	609	—
Putnam VT International Value Fund—Class IA	21	—
Schwab® S&P 500 Index Portfolio	2,441	301

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
T. Rowe Price All-Cap Opportunities Portfolio	$360	$4,494
T. Rowe Price Blue Chip Growth Portfolio	19,553	10,042
T. Rowe Price Equity Index 500 Portfolio	55	1,867
T. Rowe Price International Stock Portfolio	262	2,225
T. Rowe Price Limited-Term Bond Portfolio	29	303
T. Rowe Price Moderate Allocation Portfolio	116	135
Thrivent Aggressive Allocation Portfolio	60	2
Thrivent Diversified Income Plus Portfolio	220	87
Thrivent Global Stock Portfolio	254	7
Thrivent Large Cap Growth Portfolio	336	13
Thrivent Mid Cap Index Portfolio	664	1,729
Thrivent Mid Cap Stock Portfolio	143	24
Thrivent Small Cap Index Portfolio	1,938	6,598
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	5	25
TOPS® Balanced ETF Portfolio—Class 2 Shares	—	10
TOPS® Conservative ETF Portfolio—Class 2 Shares	5	44
TOPS® Growth ETF Portfolio—Class 2 Shares	1	43
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	1	9
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	1	2
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	6	54
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	28	12
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	83	104
Voya High Yield Portfolio—Class I	17	27
Voya Index Solution 2030 Portfolio—Class Z	29	27
Voya Index Solution 2040 Portfolio—Class Z	128	163
Voya Index Solution 2050 Portfolio—Class Z	75	64
Voya Limited Maturity Bond Portfolio—Class I	1,135	1,087
Voya MidCap Opportunities Portfolio—Class I	54	5
Voya Russell™ Mid Cap Index Portfolio—Class I	2,421	6,186
Voya Small Company Portfolio—Class I	303	193
VY® JPMorgan Mid Cap Value Portfolio—Class I	76	4
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	270	363
VY® Morgan Stanley Global Franchise Portfolio—Class R6	16	2
VY® T. Rowe Price Capital Appreciation Portfolio—Class I	128	870
Western Asset Core Plus VIT Portfolio—Class I	238	1,768

Total	$626,229	$542,502

Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the NYLI VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including, American Century Investment Management, Inc. (“American Century”), Brown Advisory LLC (“Brown Advisory”), Candriam (“Candriam”), Dimensional Fund Advisors LP (“DFA”), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC (“FIAM”), Janus Henderson Investors US LLC (“Janus”), MacKay Shields LLC (“MacKay”), Newton Investment Management North America, LLC (“NIMNA”), NYL Investors LLC (“NYL Investors”), PineStone Asset Management Inc. (“PineStone”), Segall Bryant & Hamill, LLC (“SBH”), Schroder Investment Management North America Inc. (“Schroders”), Wellington Management Company LLP (“Wellington”), and Winslow Capital Management, LLC (“Winslow Capital”) to provide investment advisory services to certain portfolios of the NYLI VP Funds Trust.

New York Life Investments, MacKay, and NYL Investors are all wholly-owned direct and indirect subsidiaries of NYLIC. Candriam is an indirect majority-owned subsidiary of NYLIC. American Century is a wholly-owned subsidiary of American Century Companies, Inc., a privately held corporation. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC. DFA is controlled and operated by Dimensional Holdings Inc. Epoch is an indirect, wholly-owned subsidiary of The Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group, Plc, doing business as Janus Henderson Investors. NIMNA is an indirect subsidiary of the Bank of New York Mellon Corporation. PineStone is an independent advisory firm. Schroders is an indirect wholly-owned subsidiary of Schroders Plc. SBH is a wholly-owned subsidiary of CI Financial Corp. Wellington is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, LLC.

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain CSVUL Separate Account-I policies.

Premium expense charges are expressed as a percentage of the premium payment received.

Sales Expense Charge:

NYLIAC deducts a Sales Expense Charge from all premium payments for CSVUL Separate Account-I policies to partially cover the expenses associated with selling the policies.

For CSVUL policies, currently 2.25% of any premium payment is deducted. This charge may increase in the future, but will never exceed 4.5%.

For CEVUL2 policies, currently 13.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL3 and CEVUL4 policies, currently 10.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums paid in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For CEVUL5 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL6 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEAVUL policies, currently 16.25% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 0.75% from any additional premiums paid in this Policy Year. During Policy years two through four, we currently expect to deduct a sales expense charge of 9.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 4.00% from any additional premiums paid in that Policy Year. During Policy Years five through seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 1.75% from any additional premiums paid in that Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. If the Supplementary Term Rider is included, the current sales expense charge for all premium payments charge is equal to (i) the current charge without the Supplementary Term Rider, multiplied by (ii) the Base Face Amount divided by the Target Face Amount. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL Plus policies, we currently deduct the Premium Expense Charge based on the Policy Charge Option (“PCO”) selected. For Policy Year 1: PCO A, we currently deduct 15.25%; PCO B, we currently deduct 12.25%; PCO C, we currently deduct 9.25%; PCO D, we currently deduct 6.25%; PCO E, we currently deduct 3.25%; PCO F, we currently deduct 15.25%. Once the Target Premium for the first Policy Year has been reached, we currently deduct a Premium Expense Charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). During Policy Years two through five, we currently deduct the Premium Expense Charge based on the PCO selected. During these years, for PCO A, we currently deduct 11.25%; for PCO B, we currently deduct 9.25%; for PCO C, we currently deduct 7.25%; for PCO D, we currently deduct 5.25%; for PCO E, we currently deduct 3.25%; and for PCO F, we currently deduct 11.25%. Once the Target Premium for Policy Years two through five has been reached, we currently deduct a Premium Expense charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). During Policy Years six and seven, we currently deduct the Premium Expense Charge based on the PCO selected. During these years, for PCO A, we currently deduct 4.25%; for PCO B, we currently deduct 4.00%; for PCO C, we currently deduct 3.75%; for PCO D, we currently deduct 3.50%; for PCO E, we currently deduct 3.25%; and for PCO F, we currently deduct 4.25%. Once the Target Premium for Policy

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Years six and seven has been reached, we currently deduct a Premium Expense charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). Beginning in the eighth Policy Year, we currently expect to deduct a Premium Expense Charge of 2.50% for any premium paid up to and over the Target Premium for all PCOs.

State and Federal Premium Tax Charge:

NYLIAC deducts State and Federal Premium Tax Charges from all premium payments for CSVUL Separate Account-I policies. These charges may increase consistent with changes in the applicable tax law.

For CSVUL and CEVUL2 policies, a state premium tax charge of 2.00% is deducted from all premium payments. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL3 and CEVUL4 policies, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. Once the Target Premium for the Policy Year has been reached, 1.75% is deducted from premiums paid in excess of the Target Premium. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL5 and CEVUL6 policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. During Policy Years one through seven, a state premium tax charge of 1.75% is deducted from premiums paid in excess of the Target Premium. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEAVUL policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEVUL Plus policies, during Policy Years one through seven, a state premium tax charge and federal premium tax charge of 3.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge and federal premium expense charge of 2.50% is deducted from all premium payments.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of CSVUL Separate Account-I policies. These charges include the cost of insurance charge, a monthly contract charge, a mortality and expense charge (deducted from the policy’s cash value for CEVUL3 through CEVUL6, CEAVUL and CEVUL Plus), a partial withdrawal charge, a per thousand face amount charge, and a surrender charge. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations. The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.

Cost of Insurance Charge:

A charge to cover the cost of providing life insurance benefits is assessed monthly on all CSVUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included, and the cash value of the policy.

Monthly Contract Charge:

This charge is used to compensate NYLIAC for costs incurred in providing administrative services including: premium collection, record-keeping, and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For CSVUL policies, a monthly contract charge of $7.50 is assessed each month.

For CEVUL2 policies, a monthly contract charge of $5.00 is assessed each month.

For CEVUL3, CEVUL4, CEVUL5 and CEVUL6 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEAVUL policies, beginning in the second Policy Year, a monthly contract charge of $10.00 is assessed each month.

For CEVUL Plus policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

Mortality & Expense Risk Charges:

The CSVUL Separate Account-I is assessed a charge for mortality and expense risks assumed by NYLIAC. These charges were in effect for each of the five periods presented in the Financial Highlights section. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Divisions and is recorded as mortality and expense risk charges in the Statement of Operations. For CEVUL3 through CEVUL6, CEAVUL and CEVUL Plus, the mortality and expense charge is recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL and CEVUL2 policies, in all years, it is expected that the charge will be an annual rate of 0.30% and 0.25%, respectively, of the average daily variable accumulation value of each Investment Division’s assets. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90%.

For CEVUL3 and CEVUL4 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is 0.45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to 0.25%. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90% of the Accumulation Value.

For CEVUL5 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy years one through ten, the mortality and expense risk charge deducted is 0.50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90% of the Accumulation Value.

For CEVUL6 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through ten, the mortality and expense charge deducted is 0.45%. In Policy Years ten and thereafter, the mortality and expense charge deducted is reduced to 0.25%.

For CEAVUL policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Years one through ten, the current mortality and expense deductions are made monthly at an annual rate of 0.45% for the first $25,000 of the CSVUL Separate Account-I value, 0.37% of the CSVUL Separate Account-I value between $25,001 and $200,000, and 0.20% of the CSVUL Separate Account-I value greater than $200,000. The current mortality and expense risk charge is reduced in year eleven and beyond to 0.40% of the first $25,000 of the CSVUL Separate Account-I value, 0.32% of the CSVUL Separate Account-I value between $25,001 and $200,000, and 0.15% of the CSVUL Separate Account-I value over $200,000.

For CEVUL Plus policies, NYLIAC deducts a mortality and expense charge from the Separate Account value. We deduct a monthly mortality and expense charge based on the policy’s Accumulation Units in the CSVUL Separate Account-I, the PCO selected, and the policy year. The monthly mortality and expense risk charge will vary based on the PCO that is applicable to the policy at the time of issue. In Policy Years one through fifteen, the current mortality and expense risk charge for PCO A is 0.53%, PCO B is 0.35%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.34% and PCO F is 0.53%. In Policy Years sixteen through twenty, the current mortality and expense risk charge for PCO A is 0.53%, PCO B is 0.35%, PCO C is 0.15%, PCO D

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

is 0.10%, PCO E is 0.15% and PCO F is 0.53%. In Policy Years twenty one through twenty five, the current mortality and expense risk charge for PCO A is 0.53%, PCO B is 0.15%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.53%. Beginning in Policy Year twenty six, the current mortality and expense risk charge for PCO A is 0.15%, PCO B is 0.15%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.15%.

Partial Withdrawal Charge

For CSVUL policies, NYLIAC may assess a Partial Withdrawal Charge of the lesser of $25.00 or 2.00% of amounts withdrawn. This charge is guaranteed not to exceed the lesser of $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6, CEVUL Plus, and CEAVUL policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

Per Thousand Face Amount Charge:

For CEAVUL policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the insured, the number of policies issued at the same time to other policyowners with the same employer as the insured, and the amount of the employer’s contribution (if any) to premium payments. The guaranteed maximum charge is $1.20 per $1,000 of the policy’s face amount.

For CEVUL Plus policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the Insured’s Issue Age and class of risk at the time of issue. The guaranteed maximum charge is $0.60 per $1,000 of the policy’s face amount.

Surrender Charge:

For CSVUL policies, NYLIAC assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by Investment Division from the policy’s cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years one through five and declines each year thereafter to a minimum of 0% in year 10 and thereafter. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying Statement of Changes in Net Assets as policyowner’s surrenders are presented net of these charges.

Transfer Charge:

For CSVUL, CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6 and CEAVUL policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL Plus policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $100.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

CSVUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 2.005%, distribution (12b-1) fees range from 0.00% to 0.25%, and other expenses range from 0.00% to 1.38%. These ranges are shown as a percentage of average net assets as of December 31, 2023, and approximate the ranges as of December 31, 2024.

NOTE 4—Distribution of Net Income:

CSVUL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2024 and 2023 were as follows:

	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
NYLI VP American Century Sustainable Equity—Initial Class	—	(3)	(3)	—	(16)	(16)
NYLI VP Bond—Initial Class	135	(355)	(220)	453	(51)	402
NYLI VP Candriam Emerging Markets Equity—Initial Class	—	(5)	(5)	—	(8)	(8)
NYLI VP Dimensional U.S. Equity—Initial Class	2	(6)	(4)	4	(11)	(7)
NYLI VP Epoch U.S. Equity Yield—Initial Class	3	(3)	—	7	(18)	(11)
NYLI VP Fidelity Institutional AM® Utilities—Initial Class	4	(10)	(6)	10	(26)	(16)
NYLI VP Floating Rate—Initial Class	11,428	(112)	11,316	26	(26)	—
NYLI VP Hedge Multi-Strategy—Initial Class	9	(1)	8	4	(1)	3
NYLI VP Income Builder—Initial Class	3	(2)	1	5	(541)	(536)
NYLI VP Janus Henderson Balanced—Initial Class	19	(30)	(11)	27	(63)	(36)
NYLI VP MacKay Convertible—Initial Class	2	(3,690)	(3,688)	2	(163)	(161)
NYLI VP MacKay High Yield Corporate Bond—Initial Class	303	(177)	126	402	(171)	231
NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	8	(18)	(10)	26	(9)	17
NYLI VP Natural Resources—Initial Class	175	(209)	(34)	60	(103)	(43)
NYLI VP PineStone International Equity—Initial Class	66	(42)	24	90	(1,472)	(1,382)
NYLI VP S&P 500 Index—Initial Class	9	(218)	(209)	775	(180)	595
NYLI VP Schroders Mid Cap Opportunities—Initial Class	94	(78)	16	78	(82)	(4)
NYLI VP Small Cap Growth—Initial Class	10	(34)	(24)	17	(27)	(10)
NYLI VP U.S. Government Money Market—Initial Class	19,316	(11,798)	7,518	33,784	(25,841)	7,943
NYLI VP Wellington Growth—Initial Class	—	—	—	—	—	—
NYLI VP Wellington Small Cap—Initial Class	15	(70)	(55)	22	(29)	(7)
NYLI VP Winslow Large Cap Growth—Initial Class	5	(10)	(5)	5	(18)	(13)
AB VPS Discovery Value Portfolio—Class A	10	(15)	(5)	13	(21)	(8)
AB VPS International Value Portfolio—Class A	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio—Class A	132	(335)	(203)	309	(56)	253
AB VPS Relative Value Portfolio—Class A	13	(5)	8	17	(10)	7
AB VPS Small Cap Growth Portfolio—Class A	258	(7)	251	4	(3)	1
Alger Small Cap Growth Portfolio—Class I-2 Shares	3	(8)	(5)	101	(45)	56
American Funds IS American Funds Global Balanced Fund—Class 1	3	(1)	2	3	—	3
American Funds IS Asset Allocation Fund—Class 1	91	(115)	(24)	136	(68)	68
American Funds IS The Bond Fund of America®—Class 1	2	—	2	4	—	4
American Funds IS Capital World Bond Fund®—Class 1	1	(1)	—	1	(2)	(1)
American Funds IS Global Growth Fund—Class 1	11	(15)	(4)	16	(18)	(2)
American Funds IS Global Small Capitalization Fund—Class 1	11	(25)	(14)	11	(6)	5
American Funds IS Growth Fund—Class 1	69	(116)	(47)	86	(126)	(40)
American Funds IS Growth-Income Fund—Class 1	25	(29)	(4)	28	(7)	21
American Funds IS International Fund—Class 1	93	(92)	1	61	(171)	(110)
American Funds IS New World Fund®—Class 1	127	(146)	(19)	286	(83)	203
American Funds IS U.S. Government Securities Fund®—Class 1	32	—	32	—	—	—

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Washington Mutual Investors FundSM—Class 1	28	(23)	5	31	(12)	19
BlackRock® Global Allocation V.I. Fund—Class I	28	(32)	(4)	36	(21)	15
BlackRock® High Yield V.I. Fund—Class I	11	(11)	—	28	(30)	(2)
BNY Mellon IP Technology Growth Portfolio—Initial Shares	11	(22)	(11)	9	(7)	2
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	—	—	—	—	—	—
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	—	—	—	—	—	—
ClearBridge Variable Appreciation Portfolio—Class I	6	(6)	—	1	—	1
ClearBridge Variable Large Cap Growth Portfolio—Class I	20	(5)	15	19	(3)	16
ClearBridge Variable Small Cap Growth Portfolio—Class I	80	(79)	1	202	(24)	178
Columbia Variable Portfolio—Disciplined Core Fund—Class 1	1	—	1	1	—	1
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	—	—	—	1	—	1
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	1	—	1	2	—	2
Columbia Variable Portfolio—Strategic Income Fund—Class 1	142	(378)	(236)	102	(103)	(1)
Davis Equity Portfolio	—	—	—	—	(1)	(1)
Delaware VIP® International Series—Standard Class	—	(8)	(8)	—	(6)	(6)
DFA VA Global Bond Portfolio	61	(41)	20	47	(33)	14
DFA VA Global Moderate Allocation Portfolio	3	(5)	(2)	5	(12)	(7)
DFA VA International Small Portfolio	13	(92)	(79)	21	(45)	(24)
DFA VA International Value Portfolio	352	(55)	297	9	(31)	(22)
DFA VA U.S. Large Value Portfolio	56	(511)	(455)	509	(79)	430
DFA VA U.S. Targeted Value Portfolio	18	(36)	(18)	51	(39)	12
DFA VIT Inflation-Protected Securities Portfolio	85	(264)	(179)	370	(285)	85
DWS Alternative Asset Allocation VIP—Class A	—	(4)	(4)	4	(2)	2
DWS Global Small Cap VIP—Class A	—	—	—	—	—	—
DWS Small Cap Index VIP—Class A	113	(94)	19	113	(203)	(90)
DWS Small Mid Cap Value VIP—Class A	10	(3)	7	1	(3)	(2)
Fidelity® VIP Balanced Portfolio—Initial Class	113	(69)	44	33	(60)	(27)
Fidelity® VIP Bond Index Portfolio—Initial Class	347	(78)	269	148	(327)	(179)
Fidelity® VIP ContrafundSM Portfolio—Initial Class	16	(88)	(72)	26	(37)	(11)
Fidelity® VIP Emerging Markets Portfolio—Initial Class	43	(38)	5	14	(17)	(3)
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	6	(5)	1	12	(10)	2
Fidelity® VIP Extended Market Index Portfolio—Initial Class	468	(51)	417	38	(40)	(2)
Fidelity® VIP Floating Rate High Income Portfolio—Initial Class	3	—	3	—	—	—
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	—	(1)	(1)	1	(4)	(3)
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	103	(153)	(50)	111	(284)	(173)
Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class	4	(1)	3	4	(1)	3
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	138	(78)	60	257	(152)	105
Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class	48	(10)	38	15	—	15
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	83	(25)	58	110	(56)	54
Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	15	(1)	14	2	—	2

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	71	(22)	49	52	(30)	22
Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	3	—	3	1	—	1
Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	2	—	2	5	—	5
Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	3	—	3	14	(15)	(1)
Fidelity® VIP Government Money Market Portfolio—Initial Class	3,369	(2,332)	1,037	2,734	(2,952)	(218)
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	55	(44)	11	52	(25)	27
Fidelity® VIP Growth Portfolio—Initial Class	1	(4)	(3)	—	(3)	(3)
Fidelity® VIP Health Care Portfolio—Initial Class	46	(14)	32	23	(13)	10
Fidelity® VIP Index 500 Portfolio—Initial Class	677	(421)	256	679	(392)	287
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	157	(149)	8	94	(68)	26
Fidelity® VIP International Index Portfolio—Initial Class	214	(234)	(20)	33	(40)	(7)
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	586	(808)	(222)	541	(400)	141
Fidelity® VIP Mid Cap Portfolio—Initial Class	13	(19)	(6)	10	(16)	(6)
Fidelity® VIP Overseas Portfolio—Initial Class	1	(7)	(6)	—	(18)	(18)
Fidelity® VIP Real Estate Portfolio—Initial Class	93	(144)	(51)	164	(182)	(18)
Fidelity® VIP Strategic Income Portfolio—Initial Class	14	(8)	6	39	(23)	16
Fidelity® VIP Technology Portfolio—Initial Class	64	(42)	22	27	(17)	10
Fidelity® VIP Total Market Index Portfolio—Initial Class	179	(40)	139	9	(3)	6
Fidelity® VIP Value Portfolio—Initial Class	1	(2)	(1)	—	(4)	(4)
Fidelity® VIP Value Strategies Portfolio—Service Class 2	—	(1)	(1)	—	—	—
Invesco V.I. Capital Appreciation Fund—Series I Shares	—	—	—	—	(1)	(1)
Invesco V.I. Core Plus Bond Fund—Series I Shares	147	(5)	142	3	(1)	2
Invesco V.I. EQV International Equity Fund—Series I Shares	44	(85)	(41)	43	(40)	3
Invesco V.I. Global Real Estate Fund—Series I Shares	9	(18)	(9)	17	(21)	(4)
Invesco V.I. Main Street Mid Cap Fund®—Series I Shares	—	(1)	(1)	—	—	—
Invesco V.I. Main Street Small Cap Fund®—Series I Shares	1	—	1	—	—	—
Janus Henderson Enterprise Portfolio—Institutional Shares	17	(68)	(51)	38	(41)	(3)
Janus Henderson Flexible Bond Portfolio—Institutional Shares	—	(3)	(3)	—	(1)	(1)
Janus Henderson Forty Portfolio—Institutional Shares	—	(32)	(32)	—	(1)	(1)
Janus Henderson Global Research Portfolio—Institutional Shares	3	(2)	1	1	(1)	—
Lazard Retirement International Equity Portfolio—Service Shares	—	(2)	(2)	—	(3)	(3)
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	—	(1)	(1)	—	—	—
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	—	(10)	(10)	—	(2)	(2)
LVIP American Century Inflation Protection Fund—Service Class	10	(17)	(7)	21	(85)	(64)
LVIP American Century Inflation Protection Fund—Standard Class II	1	—	1	1	—	1
LVIP American Century Mid Cap Value Fund—Service Class	—	(1)	(1)	—	(1)	(1)
LVIP American Century Mid Cap Value Fund—Standard Class II	2	(2)	—	2	(1)	1
LVIP American Century Value Fund—Service Class	3	(12)	(9)	10	(17)	(7)
LVIP American Century Value Fund—Standard Class II	1	(2)	(1)	4	—	4
LVIP Baron Growth Opportunities Fund—Service Class	31	(118)	(87)	14	(14)	—
LVIP Baron Growth Opportunities Fund—Standard Class	7	(18)	(11)	8	(1)	7

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund—Standard Class	84	(65)	19	159	(63)	96
LVIP Franklin Templeton Multi-Factor International Equity Fund— Standard Class	1	(4)	(3)	1	(5)	(4)
LVIP Macquarie Limited-Term Diversified Income Fund—Standard Class	13	(2)	11	147	(2)	145
LVIP Macquarie Value Fund—Standard Class	—	—	—	1	—	1
LVIP Mondrian International Value Fund—Standard Class	1	(18)	(17)	4	—	4
LVIP SSgA Bond Index Fund—Standard Class	117	(132)	(15)	148	(267)	(119)
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	3	(1)	2	8	(30)	(22)
LVIP SSgA International Index Fund—Standard Class	159	(113)	46	335	(312)	23
Macquarie VIP Emerging Markets Series—Standard Class	27	(137)	(110)	37	(55)	(18)
Macquarie VIP International Core Equity Series—Standard Class	9	—	9	—	—	—
Macquarie VIP Small Cap Value Series—Standard Class	290	(45)	245	51	(57)	(6)
MFS® Global Growth Portfolio—Initial Class	1	—	1	1	—	1
MFS® Global Real Estate Portfolio—Initial Class	29	(41)	(12)	27	(20)	7
MFS® Global Tactical Allocation Portfolio—Initial Class	1	(5)	(4)	2	(5)	(3)
MFS® International Growth Portfolio—Initial Class	20	(81)	(61)	125	(22)	103
MFS® International Intrinsic Value Portfolio—Initial Class	99	(208)	(109)	89	(102)	(13)
MFS® Investors Trust Series—Initial Class	—	—	—	—	(2)	(2)
MFS® Mid Cap Growth Series—Initial Class	365	(11)	354	13	(11)	2
MFS® Mid Cap Value Portfolio—Initial Class	110	(97)	13	290	(338)	(48)
MFS® New Discovery Series—Initial Class	—	—	—	—	—	—
MFS® New Discovery Value Portfolio—Initial Class	146	(350)	(204)	25	(78)	(53)
MFS® Research International Portfolio—Initial Class	170	(5)	165	4	—	4
MFS® Value Series—Initial Class	125	(366)	(241)	155	(240)	(85)
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	—	(3)	(3)	—	(2)	(2)
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	5	(61)	(56)	13	(3)	10
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	1	(16)	(15)	2	(14)	(12)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio—Class I	—	(7)	(7)	—	(1)	(1)
PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	11	(25)	(14)	18	(20)	(2)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	24	(40)	(16)	26	(29)	(3)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class	3	(1)	2	2	—	2
PIMCO VIT High Yield Portfolio—Administrative Class	143	(42)	101	7	(37)	(30)
PIMCO VIT High Yield Portfolio—Institutional Class	31	(19)	12	2	(1)	1
PIMCO VIT Income Portfolio—Institutional Class	354	(23)	331	31	(7)	24
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Institutional Class	3	(1)	2	1	(2)	(1)
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	106	(86)	20	257	(160)	97
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	3	(1)	2	1	—	1
PIMCO VIT Low Duration Portfolio—Administrative Class	49	(77)	(28)	90	(99)	(9)
PIMCO VIT Low Duration Portfolio—Institutional Class	17	(3)	14	25	(16)	9

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO VIT Real Return Portfolio—Administrative Class	261	(74)	187	50	(107)	(57)
PIMCO VIT Real Return Portfolio—Institutional Class	4	(2)	2	6	(2)	4
PIMCO VIT Short-Term Portfolio—Institutional Class	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio—Administrative Class	260	(117)	143	63	(191)	(128)
PIMCO VIT Total Return Portfolio—Institutional Class	4	(14)	(10)	22	(9)	13
Principal VC Real Estate Securities Account—Class 1	50	—	50	—	—	—
Putnam VT International Value Fund—Class IA	2	—	2	—	—	—
Schwab® S&P 500 Index Portfolio	177	(22)	155	116	(9)	107
T. Rowe Price All-Cap Opportunities Portfolio	1	(41)	(40)	—	(2)	(2)
T. Rowe Price Blue Chip Growth Portfolio	158	(119)	39	171	(304)	(133)
T. Rowe Price Equity Index 500 Portfolio	—	(34)	(34)	—	(2)	(2)
T. Rowe Price International Stock Portfolio	7	(72)	(65)	6	(8)	(2)
T. Rowe Price Limited-Term Bond Portfolio	—	(20)	(20)	—	(2)	(2)
T. Rowe Price Moderate Allocation Portfolio	—	(4)	(4)	1	(5)	(4)
Thrivent Aggressive Allocation Portfolio	3	—	3	5	(1)	4
Thrivent Diversified Income Plus Portfolio	19	(8)	11	14	(6)	8
Thrivent Global Stock Portfolio	16	—	16	9	—	9
Thrivent Large Cap Growth Portfolio	17	(1)	16	2	—	2
Thrivent Mid Cap Index Portfolio	23	(116)	(93)	727	(96)	631
Thrivent Mid Cap Stock Portfolio	8	(2)	6	123	(5)	118
Thrivent Small Cap Index Portfolio	93	(426)	(333)	110	(218)	(108)
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	1	(1)	—	—	—	—
TOPS® Balanced ETF Portfolio—Class 2 Shares	1	(1)	—	—	(11)	(11)
TOPS® Conservative ETF Portfolio—Class 2 Shares	1	(3)	(2)	—	(1)	(1)
TOPS® Growth ETF Portfolio—Class 2 Shares	1	(2)	(1)	—	—	—
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	—	(1)	(1)	—	—	—
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	—	(1)	(1)	—	—	—
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	—	(2)	(2)	—	(1)	(1)
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	—	(1)	(1)	1	(1)	—
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	7	(9)	(2)	15	(211)	(196)
Voya High Yield Portfolio—Class I	1	(2)	(1)	2	(1)	1
Voya Index Solution 2030 Portfolio—Class Z	2	(2)	—	6	(3)	3
Voya Index Solution 2040 Portfolio—Class Z	7	(10)	(3)	5	(2)	3
Voya Index Solution 2050 Portfolio—Class Z	4	(4)	—	5	(1)	4
Voya Limited Maturity Bond Portfolio—Class I	91	(103)	(12)	53	(41)	12
Voya MidCap Opportunities Portfolio—Class I	3	—	3	26	(2)	24
Voya Russell™ Mid Cap Index Portfolio—Class I	25	(170)	(145)	61	(276)	(215)
Voya Small Company Portfolio—Class I	13	(10)	3	13	(73)	(60)
VY® JPMorgan Mid Cap Value Portfolio—Class I	4	—	4	2	—	2
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	18	(27)	(9)	106	(11)	95
VY® Morgan Stanley Global Franchise Portfolio—Class R6	—	—	—	1	—	1

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2024			2023
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
VY® T. Rowe Price Capital Appreciation Portfolio—Class I	6	(55)	(49)	58	(14)	44
Western Asset Core Plus VIT Portfolio—Class I	7	(187)	(180)	31	(42)	(11)

Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

The following table presents financial highlights for each Investment Division as of December 31, 2024, 2023, 2022, 2021 and 2020:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

NYLI VP American Century Sustainable Equity—Initial Class	2024	$2,827	74	$36.72 to $38.15	19.5% to 19.8%	1.0%
	2023	2,459	77	30.73 to 31.83	24.0% to 24.4%	1.3%
	2022	2,377	93	24.78 to 25.59	(8.0%) to (7.7%)	1.7%
	2021	2,761	100	26.93 to 27.72	25.1% to 25.5%	2.4%
	2020	6,929	314	21.52 to 22.09	0.7% to 1.0%	3.6%

NYLI VP Bond—Initial Class	2024	$29,923	1,536	$18.73 to $24.44	1.5% to 1.8%	4.7%
	2023	33,706	1,756	18.39 to 24.08	5.3% to 5.6%	3.0%
	2022	23,834	1,354	17.42 to 22.87	(14.7%) to (14.5%)	2.0%
	2021	34,413	1,674	20.37 to 26.82	(1.7%) to (1.4%)	1.5%
	2020	56,087	2,685	20.65 to 27.28	7.6% to 7.9%	2.0%

NYLI VP Candriam Emerging Markets Equity—Initial Class	2024	$2,023	179	$10.86 to $11.29	12.3% to 12.6%	0.9%
	2023	1,846	184	9.68 to 10.02	6.9% to 7.2%	1.8%
	2022	1,794	192	9.05 to 9.34	(28.9%) to (28.7%)	0.9%
	2021	2,612	199	12.73 to 13.11	(2.3%) to (2.0%)	1.0%
	2020	7,304	546	13.03 to 13.37	25.3% to 25.7%	3.3%

NYLI VP Dimensional U.S. Equity—Initial Class	2024	$1,219	17	$67.40 to $79.46	23.5% to 23.9%	0.8%
	2023	1,238	21	54.50 to 64.31	24.2% to 24.6%	0.9%
	2022	1,292	28	43.74 to 51.75	(20.9%) to (20.7%)	0.6%
	2021	1,914	33	55.14 to 65.40	28.4% to 28.8%	1.1%
	2020	1,225	27	42.82 to 50.91	15.2% to 15.6%	1.4%

NYLI VP Epoch U.S. Equity Yield—Initial Class	2024	$2,006	41	$48.22 to $48.53	18.2% to 18.5%	2.8%
	2023	1,690	41	40.80 to 40.94	8.4% to 8.7%	2.4%
	2022	1,972	52	37.65 to 37.67	(2.8%) to (2.5%)	2.1%
	2021	2,139	55	38.63 to 38.73	22.5% to 22.9%	2.4%
	2020	1,951	62	31.44 to 31.61	(0.3%) to 0.0%	2.8%

NYLI VP Fidelity Institutional AM® Utilities—Initial Class	2024	$3,801	123	$29.89 to $30.85	28.6% to 28.9%	2.5%
	2023	3,087	129	23.24 to 23.92	(1.7%) to (1.5%)	2.0%
	2022	3,508	145	23.64 to 24.28	5.3% to 5.6%	2.1%
	2021	3,470	151	22.45 to 23.00	16.9% to 17.2%	2.1%
	2020	3,406	174	19.19 to 19.61	(0.6%) to (0.4%)	2.6%

NYLI VP Floating Rate—Initial Class	2024	$208,809	11,531	$18.04 to $21.70	7.8% to 8.1%	7.4%
	2023	4,309	215	20.08 to 20.08	11.9% to 11.9%	8.2%
	2022	3,864	215	17.95 to 17.95	(1.2%) to (1.2%)	4.8%
	2021	3,875	213	18.17 to 18.17	3.7% to 3.7%	3.1%
	2020	5,683	324	17.52 to 17.52	2.5% to 2.5%	3.8%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

NYLI VP Hedge Multi-Strategy—Initial Class	2024	$268	28	$9.43 to $9.43	6.5% to 6.5%	0.3%
	2023	175	20	8.85 to 8.85	10.3% to 10.3%	5.6%
	2022	137	17	8.02 to 8.02	(8.5%) to (8.5%)	1.9%
	2021	166	19	8.77 to 8.77	(0.6%) to (0.6%)	0.0%
	2020	167	19	8.82 to 8.82	5.4% to 5.4%	2.1%

NYLI VP Income Builder—Initial Class	2024	$88	7	$12.64 to $28.38	11.3% to 11.6%	3.1%
	2023	75	6	11.32 to 25.50	9.7% to 10.1%	0.3%
	2022	11,556	542	10.29 to 23.24	(13.8%) to (13.5%)	2.8%
	2021	13,001	489	11.90 to 26.95	10.2% to 10.5%	2.9%
	2020	13,400	557	10.76 to 24.46	7.6% to 7.7%	2.5%

NYLI VP Janus Henderson Balanced—Initial Class	2024	$9,321	300	$29.99 to $31.15	15.4% to 15.7%	1.9%
	2023	8,338	311	25.99 to 26.92	15.2% to 15.5%	1.4%
	2022	8,043	347	22.57 to 23.30	(16.6%) to (16.4%)	1.1%
	2021	10,882	392	27.07 to 27.87	17.0% to 17.4%	1.3%
	2020	9,494	401	23.14 to 23.75	14.0% to 14.3%	2.0%

NYLI VP MacKay Convertible—Initial Class	2024	$484,243	8,231	$44.39 to $58.93	8.3% to 8.6%	3.7%
	2023	647,369	11,919	40.98 to 54.38	8.5% to 8.9%	2.1%
	2022	604,207	12,080	37.76 to 50.08	(12.9%) to (12.7%)	3.3%
	2021	705,774	12,292	43.37 to 57.49	8.9% to 9.2%	1.1%
	2020	186,127	3,543	39.82 to 52.75	35.6% to 36.0%	0.7%

NYLI VP MacKay High Yield Corporate Bond—Initial Class	2024	$63,799	1,805	$34.50 to $47.68	6.8% to 7.1%	6.2%
	2023	55,316	1,679	32.21 to 44.64	11.5% to 11.9%	5.8%
	2022	42,608	1,448	28.79 to 40.03	(8.3%) to (8.1%)	5.1%
	2021	47,412	1,483	31.31 to 43.67	5.2% to 5.5%	4.9%
	2020	46,550	1,550	29.68 to 41.51	5.1% to 5.4%	5.8%

NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	2024	$880	53	$16.57 to $16.57	1.0% to 1.0%	1.8%
	2023	1,029	63	16.40 to 16.40	5.0% to 5.0%	2.4%
	2022	720	46	15.62 to 15.62	(11.3%) to (11.3%)	2.1%
	2021	771	44	17.61 to 17.61	(1.5%) to (1.5%)	1.6%
	2020	751	42	17.88 to 17.88	5.0% to 5.0%	1.3%

NYLI VP Natural Resources—Initial Class	2024	$3,860	270	$14.27 to $14.27	0.7% to 0.7%	2.3%
	2023	4,310	304	14.17 to 14.17	1.9% to 1.9%	2.0%
	2022	4,825	347	13.90 to 13.90	35.8% to 35.8%	1.1%
	2021	3,837	375	10.23 to 10.23	38.0% to 38.0%	1.4%
	2020	2,128	287	7.41 to 7.41	6.9% to 6.9%	2.7%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

NYLI VP PineStone International Equity—Initial Class	2024	$16,150	548	$28.94 to $31.23	4.2% to 4.5%	0.6%
	2023	14,668	524	27.69 to 29.97	4.0% to 4.3%	0.0%
	2022	54,067	1,906	26.56 to 32.65	(26.7%) to (26.4%)	0.3%
	2021	74,490	1,925	36.11 to 44.50	11.9% to 12.2%	0.1%
	2020	66,176	1,919	32.17 to 39.75	20.5% to 20.8%	0.8%

NYLI VP S&P 500 Index—Initial Class	2024	$659,663	8,988	$73.14 to $74.59	24.5% to 24.8%	1.2%
	2023	542,130	9,197	58.77 to 59.76	25.8% to 26.1%	1.4%
	2022	403,028	8,602	46.73 to 47.37	(18.4%) to (18.2%)	1.4%
	2021	504,331	8,784	57.30 to 57.91	28.2% to 28.5%	1.2%
	2020	410,718	9,172	44.71 to 45.05	17.9% to 18.2%	1.5%

NYLI VP Schroders Mid Cap Opportunities—Initial Class	2024	$32,671	596	$54.80 to $54.80	10.0% to 10.0%	0.3%
	2023	28,891	580	49.82 to 49.82	13.7% to 13.7%	0.1%
	2022	25,588	584	43.82 to 43.82	(20.5%) to (20.5%)	0.0%
	2021	30,217	548	55.13 to 55.13	20.0% to 20.0%	0.6%
	2020	21,466	467	45.94 to 45.94	11.3% to 11.3%	0.9%

NYLI VP Small Cap Growth—Initial Class	2024	$3,955	132	$30.06 to $30.06	10.4% to 10.4%	0.0%
	2023	4,237	156	27.23 to 27.23	15.5% to 15.5%	0.0%
	2022	3,910	166	23.57 to 23.57	(26.5%) to (26.5%)	0.0%
	2021	5,974	186	32.07 to 32.07	10.3% to 10.3%	0.0%
	2020	5,683	196	29.07 to 29.07	40.5% to 40.5%	0.0%

NYLI VP U.S. Government Money Market—Initial Class	2024	$54,562	40,469	$1.29 to $1.47	4.7% to 5.0%	4.8%
	2023	42,322	32,951	1.24 to 1.40	4.5% to 4.8%	4.7%
	2022	30,728	25,008	1.18 to 1.34	1.0% to 1.3%	1.3%
	2021	32,944	27,240	1.17 to 1.33	(0.3%) to 0.0%	0.0%
	2020	32,566	26,881	1.17 to 1.33	(0.1%) to 0.2%	0.2%

NYLI VP Wellington Growth—Initial Class	2024	$48	1	$57.89 to $57.89	26.1% to 26.1%	0.0%
	2023	41	1	45.90 to 45.90	38.6% to 38.6%	0.0%
	2022	38	1	33.11 to 33.11	(33.2%) to (33.2%)	0.0%
	2021	80	2	49.55 to 49.55	19.7% to 19.7%	0.3%
	2020	285	7	41.38 to 41.38	32.3% to 32.3%	0.6%

NYLI VP Wellington Small Cap—Initial Class	2024	$2,190	127	$17.27 to $17.27	14.4% to 14.4%	1.1%
	2023	2,741	182	15.09 to 15.09	13.9% to 13.9%	0.9%
	2022	2,503	189	13.25 to 13.25	(20.8%) to (20.8%)	1.2%
	2021	2,994	179	16.74 to 16.74	18.0% to 18.0%	0.2%
	2020	6,634	468	14.18 to 14.18	10.2% to 10.2%	0.1%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

NYLI VP Winslow Large Cap Growth—Initial Class	2024	$8,050	86	$51.38 to $93.62	29.2% to 29.6%	0.0%
	2023	6,527	91	39.77 to 72.24	42.6% to 43.1%	0.0%
	2022	5,239	104	27.88 to 50.50	(31.4%) to (31.2%)	0.0%
	2021	7,368	101	40.63 to 73.36	24.1% to 24.5%	0.0%
	2020	5,695	98	32.73 to 58.91	36.7% to 37.2%	0.0%

AB VPS Discovery Value Portfolio—Class A	2024	$1,729	41	$41.88 to $41.88	10.0% to 10.0%	0.8%
	2023	1,757	46	38.06 to 38.06	17.2% to 17.2%	1.0%
	2022	1,761	54	32.48 to 32.48	(15.6%) to (15.6%)	1.2%
	2021	2,860	74	38.50 to 38.50	35.9% to 35.9%	0.8%
	2020	2,032	72	28.32 to 28.32	3.4% to 3.4%	0.8%

AB VPS International Value Portfolio—Class A	2024	$—	—	$8.97 to $8.97	5.1% to 5.1%	2.6%
	2023	—	—	8.54 to 8.54	15.1% to 15.1%	0.8%
	2022	—	—	7.42 to 7.42	(13.6%) to (13.6%)	4.5%
	2021	—	—	8.59 to 8.59	11.1% to 11.1%	2.0%
	2020	—	—	7.73 to 7.73	2.5% to 2.5%	2.0%

AB VPS Large Cap Growth Portfolio—Class A	2024	$21,008	975	$21.55 to $21.55	25.3% to 25.3%	0.1%
	2023	20,263	1,178	17.21 to 17.21	35.1% to 35.1%	0.0%
	2022	11,784	925	12.73 to 12.73	(28.5%) to (28.5%)	0.0%
	2021	8,983	504	17.81 to 17.81	29.0% to 29.0%	0.0%
	2020	5,722	414	13.81 to 13.81	38.1% to 38.1%	0.0%

AB VPS Relative Value Portfolio—Class A	2024	$470	24	$19.85 to $19.85	13.0% to 13.0%	1.4%
	2023	283	16	17.56 to 17.56	12.0% to 12.0%	1.9%
	2022	140	9	15.68 to 15.68	(4.2%) to (4.2%)	1.3%
	2021	84	5	16.36 to 16.36	28.2% to 28.2%	0.8%
	2020	41	3	12.77 to 12.77	27.7% to 27.7%	0.1%

AB VPS Small Cap Growth Portfolio—Class A	2024	$4,219	295	$14.28 to $14.28	18.6% to 18.6%	0.1%
	2023	529	44	12.04 to 12.04	18.0% to 18.0%	0.0%
	2022	439	43	10.20 to 10.20	(39.1%) to (39.1%)	0.0%
	2021	683	41	16.75 to 16.75	9.5% to 9.5%	0.0%
	2020	143	9	15.30 to 15.30	53.0% to 53.0%	0.0%

Alger Small Cap Growth Portfolio—Class I-2 Shares	2024	$611	51	$12.06 to $12.06	8.1% to 8.1%	0.4%
	2023	626	56	11.15 to 11.15	11.5% to 11.5%	0.0%

American Funds IS American Funds Global Balanced Fund— Class 1	2024	$95	7	$14.04 to $14.04	6.9% to 6.9%	2.2%
	2023	72	5	13.13 to 13.13	14.0% to 14.0%	2.2%
	2022	27	2	11.51 to 11.51	(14.3%) to (14.3%)	0.0%
	2021	5	—	13.44 to 13.44	11.0% to 11.0%	0.2%
	2020	158	13	12.10 to 12.10	21.0% to 21.0%	1.3%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

American Funds IS Asset Allocation Fund—Class 1	2024	$25,466	1,219	$20.56 to $21.00	16.4% to 16.7%	2.4%
	2023	22,275	1,243	17.66 to 17.99	14.3% to 14.5%	2.5%
	2022	18,373	1,175	15.45 to 15.70	(13.4%) to (13.2%)	2.2%
	2021	20,528	1,139	17.85 to 18.09	15.1% to 15.4%	1.9%
	2020	14,979	959	15.50 to 15.68	12.4% to 12.7%	2.0%

American Funds IS The Bond Fund of America®—Class 1	2024	$64	6	$10.32 to $10.32	1.5% to 1.5%	4.5%
	2023	38	4	10.16 to 10.16	5.2% to 5.2%	8.8%

American Funds IS Capital World Bond Fund®—Class 1	2024	$87	8	$10.56 to $10.56	(2.8%) to (2.8%)	2.6%
	2023	83	8	10.86 to 10.86	6.4% to 6.4%	0.0%
	2022	88	9	10.21 to 10.21	(17.4%) to (17.4%)	0.3%
	2021	93	8	12.36 to 12.36	(4.7%) to (4.7%)	2.2%
	2020	60	5	12.98 to 12.98	10.2% to 10.2%	1.4%

American Funds IS Global Growth Fund—Class 1	2024	$4,879	103	$47.46 to $47.46	13.9% to 13.9%	1.8%
	2023	4,477	107	41.66 to 41.66	22.9% to 22.9%	1.2%
	2022	3,704	109	33.89 to 33.89	(24.5%) to (24.5%)	0.9%
	2021	4,939	110	44.92 to 44.92	16.7% to 16.7%	0.6%
	2020	3,478	90	38.48 to 38.48	30.8% to 30.8%	0.6%

American Funds IS Global Small Capitalization Fund—Class 1	2024	$662	37	$17.98 to $17.98	2.6% to 2.6%	1.2%
	2023	902	51	17.53 to 17.53	16.5% to 16.5%	0.5%
	2022	690	46	15.05 to 15.05	(29.4%) to (29.4%)	0.0%
	2021	1,064	50	21.31 to 21.31	7.0% to 7.0%	0.0%
	2020	956	48	19.92 to 19.92	30.0% to 30.0%	0.2%

American Funds IS Growth Fund—Class 1	2024	$22,195	523	$41.55 to $42.43	31.6% to 32.0%	0.6%
	2023	18,329	570	31.56 to 32.15	38.5% to 38.8%	0.6%
	2022	14,137	610	22.80 to 23.16	(29.9%) to (29.8%)	0.6%
	2021	18,729	568	32.53 to 32.98	22.0% to 22.3%	0.5%
	2020	15,942	591	26.67 to 26.97	52.1% to 52.5%	0.6%

American Funds IS Growth-Income Fund—Class 1	2024	$4,946	165	$30.03 to $30.03	24.5% to 24.5%	1.4%
	2023	4,072	169	24.11 to 24.11	26.5% to 26.5%	1.6%
	2022	2,817	148	19.06 to 19.06	(16.3%) to (16.3%)	1.5%
	2021	3,444	151	22.77 to 22.77	24.4% to 24.4%	1.4%
	2020	2,736	149	18.30 to 18.30	13.8% to 13.8%	1.6%

American Funds IS International Fund—Class 1	2024	$10,671	690	$15.14 to $15.46	3.1% to 3.4%	1.5%
	2023	10,309	689	14.68 to 14.96	15.8% to 16.1%	1.5%
	2022	10,294	799	12.67 to 12.88	(20.8%) to (20.6%)	2.0%
	2021	12,835	792	16.00 to 16.22	(1.5%) to (1.2%)	2.7%
	2020	17,152	1,045	16.24 to 16.42	14.0% to 14.3%	0.9%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

American Funds IS New World Fund®—Class 1	2024	$19,959	1,092	$17.89 to $18.28	6.6% to 6.9%	1.6%
	2023	19,004	1,111	16.79 to 17.10	15.9% to 16.2%	1.8%
	2022	13,361	908	14.48 to 14.72	(22.1%) to (21.9%)	1.6%
	2021	18,708	993	18.58 to 18.83	4.9% to 5.2%	1.1%
	2020	11,651	651	17.71 to 17.91	23.6% to 23.9%	0.2%

American Funds IS U.S. Government Securities Fund®—Class 1	2024	$331	32	$10.42 to $10.42	4.2% to 4.2%	3.5%

American Funds IS Washington Mutual Investors FundSM—Class 1	2024	$1,467	71	$20.12 to $20.53	19.0% to 19.4%	1.8%
	2023	1,137	66	17.19 to 17.19	17.7% to 17.7%	2.2%
	2022	686	47	14.61 to 14.61	(8.3%) to (8.3%)	2.2%
	2021	543	34	15.93 to 15.93	28.1% to 28.1%	1.7%
	2020	286	23	12.44 to 12.44	9.0% to 9.0%	3.5%

BlackRock® Global Allocation V.I. Fund—Class I	2024	$7,842	463	$16.53 to $16.95	9.0% to 9.2%	1.4%
	2023	7,239	467	15.17 to 15.52	12.5% to 12.8%	2.3%
	2022	6,209	452	13.48 to 13.75	(16.1%) to (15.9%)	0.0%
	2021	7,443	455	16.06 to 16.35	6.4% to 6.7%	0.9%
	2020	15,071	984	15.09 to 15.32	20.7% to 21.0%	1.3%

BlackRock® High Yield V.I. Fund—Class I	2024	$999	61	$16.46 to $16.46	8.3% to 8.3%	6.9%
	2023	923	61	15.21 to 15.21	13.2% to 13.2%	6.5%
	2022	851	63	13.43 to 13.43	(10.3%) to (10.3%)	5.4%
	2021	2,210	147	14.98 to 14.98	5.3% to 5.3%	4.4%
	2020	1,090	77	14.23 to 14.23	7.3% to 7.3%	5.2%

BNY Mellon IP Technology Growth Portfolio—Initial Shares	2024	$4,314	48	$89.45 to $89.45	25.7% to 25.7%	0.0%
	2023	4,217	59	71.14 to 71.14	59.4% to 59.4%	0.0%
	2022	2,564	57	44.62 to 44.62	(46.4%) to (46.4%)	0.0%
	2021	5,022	60	83.23 to 83.23	12.9% to 12.9%	0.0%
	2020	5,055	69	73.70 to 73.70	69.9% to 69.9%	0.3%

BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	2024	$10	1	$14.32 to $14.32	24.9% to 24.9%	0.5%
	2023	7	1	11.47 to 11.47	23.8% to 23.8%	0.7%
	2022	5	1	9.26 to 9.26	(7.4%) to (7.4%)	0.0%

BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	2024	$9	—	$30.40 to $30.40	4.6% to 4.6%	0.7%
	2023	9	—	29.06 to 29.06	9.3% to 9.3%	0.3%
	2022	9	—	26.59 to 26.59	(16.6%) to (16.6%)	0.0%
	2021	12	—	31.89 to 31.89	16.5% to 16.5%	0.1%
	2020	10	—	27.38 to 27.38	19.9% to 19.9%	0.7%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

ClearBridge Variable Appreciation Portfolio—Class I	2024	$75	3	$23.58 to $23.58	22.7% to 22.7%	0.4%
	2023	56	3	19.22 to 19.22	19.7% to 19.7%	1.1%
	2022	27	2	16.06 to 16.06	(12.4%) to (12.4%)	1.2%
	2021	24	1	18.34 to 18.34	23.7% to 23.7%	0.1%
	2020	143	10	14.83 to 14.83	14.8% to 14.8%	1.1%

ClearBridge Variable Large Cap Growth Portfolio—Class I	2024	$2,315	77	$30.09 to $30.09	27.9% to 27.9%	0.0%
	2023	1,447	62	23.53 to 23.53	44.0% to 44.0%	0.0%
	2022	745	46	16.34 to 16.34	(32.2%) to (32.2%)	0.0%
	2021	466	19	24.11 to 24.11	21.9% to 21.9%	0.0%
	2020	197	10	19.77 to 19.77	30.7% to 30.7%	0.0%

ClearBridge Variable Small Cap Growth Portfolio—Class I	2024	$2,469	191	$12.93 to $12.93	4.5% to 4.5%	0.0%
	2023	2,355	190	12.38 to 12.38	8.4% to 8.4%	0.0%
	2022	136	12	11.42 to 11.42	(28.8%) to (28.8%)	0.0%
	2021	168	10	16.05 to 16.05	12.6% to 12.6%	0.0%
	2020	64	4	14.25 to 14.25	42.5% to 42.5%	0.0%

Columbia Variable Portfolio—Disciplined Core Fund—Class 1	2024	$72	4	$19.14 to $19.14	26.1% to 26.1%	0.0%
	2023	49	3	15.18 to 15.18	24.4% to 24.4%	0.0%
	2022	25	2	12.21 to 12.21	(18.7%) to (18.7%)	0.0%
	2021	—	—	—	—	—
	2020	—	—	—	—	—

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	2024	$34	3	$10.35 to $10.35	6.4% to 6.4%	5.3%
	2023	26	3	9.73 to 9.73	10.4% to 10.4%	5.6%
	2022	20	2	8.81 to 8.81	(16.0%) to (16.0%)	4.4%
	2021	22	2	10.50 to 10.50	(2.2%) to (2.2%)	4.1%
	2020	8	1	10.73 to 10.73	7.3% to 7.3%	1.9%

Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	2024	$44	4	$10.17 to $10.17	2.0% to 2.0%	4.0%
	2023	29	3	9.97 to 9.97	6.3% to 6.3%	1.4%
	2022	10	1	9.38 to 9.38	(6.2%) to (6.2%)	0.0%

Columbia Variable Portfolio—Strategic Income Fund—Class 1	2024	$47	4	$11.10 to $11.10	4.7% to 4.7%	5.3%
	2023	2,545	240	10.60 to 10.60	9.7% to 9.7%	4.3%
	2022	2,330	241	9.67 to 9.67	(11.4%) to (11.4%)	0.3%
	2021	11	1	10.90 to 10.90	2.1% to 2.1%	2.8%
	2020	49	5	10.68 to 10.68	6.8% to 6.8%	0.0%

Davis Equity Portfolio	2024	$401	10	$41.75 to $41.75	18.1% to 18.1%	1.1%
	2023	350	10	35.36 to 35.36	32.6% to 32.6%	1.4%
	2022	283	11	26.66 to 26.66	(20.1%) to (20.1%)	1.3%
	2021	388	12	33.38 to 33.38	17.9% to 17.9%	0.6%
	2020	371	13	28.33 to 28.33	11.7% to 11.7%	0.5%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Delaware VIP® International Series—Standard Class	2024	$—	—	$—	—	—
	2023	86	8	10.22 to 10.22	13.6% to 13.6%	1.9%
	2022	122	14	8.99 to 8.99	(17.3%) to (17.3%)	1.5%
	2021	173	16	10.88 to 10.88	6.9% to 6.9%	1.0%
	2020	172	17	10.18 to 10.18	1.8% to 1.8%	0.0%

DFA VA Global Bond Portfolio	2024	$5,956	521	$11.43 to $11.43	5.4% to 5.4%	4.9%
	2023	5,431	501	10.84 to 10.84	5.1% to 5.1%	4.0%
	2022	5,029	487	10.32 to 10.32	(6.3%) to (6.3%)	1.3%
	2021	8,142	739	11.02 to 11.02	(1.0%) to (1.0%)	0.7%
	2020	7,173	644	11.14 to 11.14	1.5% to 1.5%	0.0%

DFA VA Global Moderate Allocation Portfolio	2024	$2,248	129	$17.45 to $17.45	12.0% to 12.0%	2.8%
	2023	2,044	131	15.58 to 15.58	14.7% to 14.7%	2.6%
	2022	1,879	138	13.58 to 13.58	(11.0%) to (11.0%)	1.4%
	2021	2,274	149	15.25 to 15.25	14.2% to 14.2%	1.5%
	2020	1,967	147	13.36 to 13.36	11.3% to 11.3%	1.1%

DFA VA International Small Portfolio	2024	$5,608	320	$17.55 to $17.55	3.8% to 3.8%	3.0%
	2023	6,742	399	16.90 to 16.90	14.1% to 14.1%	3.2%
	2022	6,265	423	14.81 to 14.81	(17.6%) to (17.6%)	2.6%
	2021	8,219	457	17.98 to 17.98	14.6% to 14.6%	2.6%
	2020	7,924	505	15.70 to 15.70	9.4% to 9.4%	2.0%

DFA VA International Value Portfolio	2024	$6,053	434	$13.95 to $13.95	6.6% to 6.6%	5.6%
	2023	1,795	137	13.09 to 13.09	17.9% to 17.9%	4.7%
	2022	1,767	159	11.10 to 11.10	(3.5%) to (3.5%)	4.2%
	2021	1,707	148	11.50 to 11.50	18.1% to 18.1%	4.2%
	2020	1,392	143	9.74 to 9.74	(2.6%) to (2.6%)	0.4%

DFA VA U.S. Large Value Portfolio	2024	$13,907	611	$22.78 to $22.78	13.4% to 13.4%	2.0%
	2023	21,409	1,066	20.09 to 20.09	10.9% to 10.9%	3.4%
	2022	11,517	636	18.11 to 18.11	(4.9%) to (4.9%)	1.5%
	2021	24,511	1,287	19.04 to 19.04	27.0% to 27.0%	2.1%
	2020	23,176	1,546	14.99 to 14.99	(1.4%) to (1.4%)	3.7%

DFA VA U.S. Targeted Value Portfolio	2024	$9,573	358	$26.72 to $26.72	8.1% to 8.1%	1.4%
	2023	9,290	376	24.71 to 24.71	20.0% to 20.0%	1.6%
	2022	7,498	364	20.58 to 20.58	(4.2%) to (4.2%)	1.6%
	2021	7,866	366	21.49 to 21.49	39.7% to 39.7%	1.4%
	2020	6,036	392	15.38 to 15.38	4.0% to 4.0%	2.5%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

DFA VIT Inflation-Protected Securities Portfolio	2024	$14,475	1,159	$12.49 to $12.49	1.9% to 1.9%	2.7%
	2023	16,403	1,338	12.26 to 12.26	4.0% to 4.0%	3.9%
	2022	14,766	1,253	11.78 to 11.78	(12.5%) to (12.5%)	8.0%
	2021	17,302	1,286	13.46 to 13.46	5.6% to 5.6%	5.8%
	2020	13,022	1,022	12.75 to 12.75	11.7% to 11.7%	1.2%

DWS Alternative Asset Allocation VIP—Class A	2024	$69	5	$13.47 to $13.47	5.6% to 5.6%	4.7%
	2023	114	9	12.76 to 12.76	6.2% to 6.2%	6.6%
	2022	82	7	12.01 to 12.01	(7.4%) to (7.4%)	7.0%
	2021	82	6	12.98 to 12.98	12.7% to 12.7%	2.4%
	2020	90	8	11.51 to 11.51	5.7% to 5.7%	2.2%

DWS Global Small Cap VIP—Class A	2024	$32	2	$21.36 to $21.36	5.8% to 5.8%	1.4%
	2023	36	2	20.20 to 20.20	24.6% to 24.6%	0.9%
	2022	31	2	16.22 to 16.22	(24.1%) to (24.1%)	0.6%
	2021	42	2	21.35 to 21.35	14.9% to 14.9%	0.4%
	2020	54	3	18.58 to 18.58	17.4% to 17.4%	0.9%

DWS Small Cap Index VIP—Class A	2024	$36,132	762	$34.99 to $47.42	10.9% to 11.2%	1.1%
	2023	31,697	743	31.56 to 42.66	16.5% to 16.8%	1.2%
	2022	30,425	833	27.09 to 36.54	(20.8%) to (20.6%)	0.9%
	2021	37,364	812	34.22 to 46.04	14.2% to 14.5%	0.8%
	2020	27,189	677	29.96 to 40.20	19.1% to 19.4%	1.2%

DWS Small Mid Cap Value VIP—Class A	2024	$850	33	$25.92 to $25.92	6.2% to 6.2%	1.1%
	2023	642	26	24.40 to 24.40	14.9% to 14.9%	1.2%
	2022	598	28	21.23 to 21.23	(15.8%) to (15.8%)	0.9%
	2021	781	31	25.22 to 25.22	30.5% to 30.5%	1.2%
	2020	745	39	19.32 to 19.32	(0.8%) to (0.8%)	1.4%

Fidelity® VIP Balanced Portfolio—Initial Class	2024	$1,387	77	$17.97 to $17.97	15.9% to 15.9%	1.3%
	2023	508	33	15.50 to 15.50	21.5% to 21.5%	1.0%
	2022	765	60	12.76 to 12.76	(17.9%) to (17.9%)	1.3%
	2021	592	38	15.55 to 15.55	18.3% to 18.3%	1.1%
	2020	25	2	13.15 to 13.15	31.5% to 31.5%	1.5%

Fidelity® VIP Bond Index Portfolio—Initial Class	2024	$24,006	2,464	$9.74 to $9.74	1.2% to 1.2%	2.9%
	2023	21,135	2,195	9.63 to 9.63	5.5% to 5.5%	2.5%
	2022	21,670	2,374	9.13 to 9.13	(13.2%) to (13.2%)	1.7%
	2021	22,675	2,157	10.51 to 10.51	(2.0%) to (2.0%)	1.0%
	2020	5,449	508	10.72 to 10.72	7.2% to 7.2%	6.8%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Fidelity® VIP ContrafundSM Portfolio—Initial Class	2024	$16,368	173	$93.04 to $120.58	33.4% to 33.8%	0.2%
	2023	17,234	245	69.54 to 90.40	33.1% to 33.5%	0.5%
	2022	13,477	256	52.11 to 67.94	(26.5%) to (26.3%)	0.5%
	2021	18,363	256	70.71 to 92.48	27.5% to 27.8%	0.1%
	2020	16,746	299	55.32 to 72.56	30.2% to 30.6%	0.3%

Fidelity® VIP Emerging Markets Portfolio—Initial Class	2024	$2,770	208	$13.12 to $13.34	9.8% to 10.0%	1.6%
	2023	2,461	203	11.96 to 12.13	9.4% to 9.7%	2.3%
	2022	2,278	206	10.93 to 11.06	(20.3%) to (20.1%)	1.8%
	2021	2,944	213	13.71 to 13.84	(2.5%) to (2.2%)	2.3%
	2020	2,073	147	14.06 to 14.16	30.9% to 31.3%	0.8%

Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2024	$2,298	48	$47.96 to $56.58	15.0% to 15.3%	1.9%
	2023	1,947	47	41.58 to 49.17	10.3% to 10.6%	2.0%
	2022	1,705	45	37.58 to 44.55	(5.2%) to (5.0%)	2.0%
	2021	1,769	45	39.54 to 46.99	24.5% to 24.9%	1.9%
	2020	1,393	44	31.66 to 37.72	6.4% to 6.7%	1.8%

Fidelity® VIP Extended Market Index Portfolio—Initial Class	2024	$9,960	654	$15.23 to $15.23	12.3% to 12.3%	2.1%
	2023	3,210	237	13.56 to 13.56	17.4% to 17.4%	1.8%
	2022	2,766	239	11.55 to 11.55	(18.1%) to (18.1%)	1.5%
	2021	3,159	224	14.11 to 14.11	21.2% to 21.2%	1.2%
	2020	2,982	256	11.64 to 11.64	16.4% to 16.4%	0.2%

Fidelity® VIP Floating Rate High Income Portfolio—Initial Class	2024	$33	3	$10.55 to $10.55	5.5% to 5.5%	13.7%

Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	2024	$550	21	$26.23 to $26.23	5.4% to 5.4%	3.6%
	2023	535	22	24.89 to 24.89	9.5% to 9.5%	3.7%
	2022	574	25	22.74 to 22.74	(13.5%) to (13.5%)	2.1%
	2021	755	29	26.29 to 26.29	5.9% to 5.9%	0.9%
	2020	1,409	57	24.83 to 24.83	12.5% to 12.5%	0.8%

Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	2024	$10,270	342	$25.64 to $30.06	7.4% to 7.7%	2.5%
	2023	10,937	392	23.86 to 27.91	12.1% to 12.4%	2.9%
	2022	14,027	565	21.28 to 24.83	(15.9%) to (15.7%)	2.2%
	2021	17,142	583	25.31 to 29.45	9.2% to 9.5%	1.1%
	2020	13,756	512	23.18 to 26.90	14.8% to 15.1%	1.2%

Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class	2024	$65	6	$11.75 to $11.75	8.5% to 8.5%	2.7%
	2023	29	3	10.83 to 10.83	13.6% to 13.6%	2.9%

Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	2024	$29,242	864	$33.84 to $33.84	9.4% to 9.4%	2.3%
	2023	24,859	804	30.93 to 30.93	14.7% to 14.7%	2.6%
	2022	18,843	699	26.97 to 26.97	(16.9%) to (16.9%)	1.9%
	2021	20,773	640	32.44 to 32.44	12.4% to 12.4%	1.1%
	2020	16,510	572	28.87 to 28.87	16.9% to 16.9%	1.2%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class	2024	$660	53	$12.36 to $12.36	11.0% to 11.0%	2.5%
	2023	164	15	11.13 to 11.13	16.8% to 16.8%	2.8%

Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	2024	$16,894	406	$41.57 to $41.57	13.1% to 13.1%	1.6%
	2023	12,783	348	36.75 to 36.75	18.9% to 18.9%	1.7%
	2022	9,095	294	30.90 to 30.90	(18.3%) to (18.3%)	1.7%
	2021	9,478	251	37.80 to 37.80	17.8% to 17.8%	0.9%
	2020	7,823	244	32.08 to 32.08	19.3% to 19.3%	1.0%

Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	2024	$225	17	$12.95 to $12.95	13.8% to 13.8%	2.2%
	2023	32	3	11.38 to 11.38	19.5% to 19.5%	2.8%
	2022	5	1	9.52 to 9.52	(4.8%) to (4.8%)	1.2%

Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	2024	$4,522	222	$20.38 to $20.38	13.8% to 13.8%	1.5%
	2023	3,092	173	17.90 to 17.90	19.4% to 19.4%	1.6%
	2022	2,271	151	14.99 to 14.99	(18.2%) to (18.2%)	1.8%
	2021	2,227	122	18.33 to 18.33	17.8% to 17.8%	1.1%
	2020	1,021	66	15.56 to 15.56	19.3% to 19.3%	1.1%

Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	2024	$52	4	$12.95 to $12.95	13.8% to 13.8%	1.6%
	2023	15	1	11.38 to 11.38	19.5% to 19.5%	3.0%
	2022	2	—	9.52 to 9.52	(4.8%) to (4.8%)	1.4%

Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	2024	$87	7	$12.96 to $12.96	13.9% to 13.9%	1.5%
	2023	54	5	11.38 to 11.38	19.4% to 19.4%	4.0%
	2022	4	—	9.53 to 9.53	(4.7%) to (4.7%)	1.8%

Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	2024	$51	4	$12.94 to $12.94	13.9% to 13.9%	1.7%
	2023	17	1	11.37 to 11.37	19.4% to 19.4%	1.1%
	2022	19	2	9.53 to 9.53	(4.7%) to (4.7%)	1.7%

Fidelity® VIP Government Money Market Portfolio—Initial Class	2024	$64,098	5,424	$11.37 to $11.82	4.8% to 5.1%	4.9%
	2023	49,344	4,387	11.25 to 11.25	4.9% to 4.9%	4.8%
	2022	49,385	4,605	10.72 to 10.72	1.4% to 1.4%	1.5%
	2021	40,445	3,826	10.57 to 10.57	0.0% to 0.0%	0.0%
	2020	539,864	52,415	10.27 to 10.57	0.1% to 0.3%	0.3%

Fidelity® VIP Growth Opportunities Portfolio—Initial Class	2024	$4,168	179	$23.24 to $23.24	38.9% to 38.9%	0.0%
	2023	2,813	168	16.73 to 16.73	45.6% to 45.6%	0.0%
	2022	1,622	141	11.49 to 11.49	(38.1%) to (38.1%)	0.0%
	2021	2,076	112	18.58 to 18.58	11.9% to 11.9%	0.0%
	2020	1,327	80	16.59 to 16.59	65.9% to 65.9%	0.0%

Fidelity® VIP Growth Portfolio—Initial Class	2024	$4,346	45	$96.86 to $97.28	30.1% to 30.4%	0.0%
	2023	3,597	48	74.47 to 74.61	35.9% to 36.2%	0.1%
	2022	2,784	51	54.76 to 54.80	(24.6%) to (24.5%)	0.6%
	2021	3,974	55	72.49 to 72.72	22.9% to 23.2%	0.0%
	2020	3,623	62	58.84 to 59.17	43.5% to 43.9%	0.1%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Fidelity® VIP Health Care Portfolio—Initial Class	2024	$1,118	86	$13.03 to $13.03	5.1% to 5.1%	0.0%
	2023	666	54	12.39 to 12.39	4.3% to 4.3%	0.0%
	2022	526	44	11.89 to 11.89	(12.4%) to (12.4%)	0.0%
	2021	396	29	13.57 to 13.57	11.7% to 11.7%	0.1%
	2020	190	16	12.15 to 12.15	21.5% to 21.5%	0.8%

Fidelity® VIP Index 500 Portfolio—Initial Class	2024	$429,270	5,643	$76.04 to $89.62	24.6% to 24.9%	1.3%
	2023	328,247	5,387	60.88 to 71.93	25.9% to 26.2%	1.5%
	2022	246,353	5,100	48.24 to 57.14	(18.4%) to (18.2%)	1.5%
	2021	290,444	4,917	58.99 to 70.04	28.3% to 28.6%	1.3%
	2020	220,133	4,790	45.88 to 54.61	17.9% to 18.2%	1.8%

Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	2024	$3,950	286	$13.83 to $13.83	8.2% to 8.2%	0.8%
	2023	3,552	278	12.78 to 12.78	27.5% to 27.5%	0.4%
	2022	2,527	252	10.03 to 10.03	(26.4%) to (26.4%)	0.3%
	2021	3,702	272	13.62 to 13.62	12.3% to 12.3%	0.0%
	2020	3,035	250	12.12 to 12.12	21.2% to 21.2%	0.6%

Fidelity® VIP International Index Portfolio—Initial Class	2024	$22,044	1,819	$12.12 to $12.12	5.1% to 5.1%	2.8%
	2023	21,197	1,839	11.53 to 11.53	16.2% to 16.2%	2.9%
	2022	18,323	1,846	9.92 to 9.92	(16.0%) to (16.0%)	2.2%
	2021	22,923	1,940	11.82 to 11.82	7.7% to 7.7%	2.6%
	2020	264	24	10.97 to 10.97	9.7% to 9.7%	2.3%

Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2024	$41,955	2,105	$19.89 to $21.70	1.5% to 1.8%	3.2%
	2023	45,554	2,327	19.54 to 21.37	5.9% to 6.2%	2.7%
	2022	40,339	2,186	18.40 to 20.17	(13.2%) to (13.0%)	2.5%
	2021	42,109	1,985	21.14 to 23.23	(0.9%) to (0.6%)	2.3%
	2020	33,060	1,548	21.27 to 23.43	9.1% to 9.4%	2.3%

Fidelity® VIP Mid Cap Portfolio—Initial Class	2024	$10,630	152	$70.08 to $85.57	17.2% to 17.5%	0.5%
	2023	9,411	158	59.65 to 73.02	14.8% to 15.1%	0.6%
	2022	8,532	164	51.83 to 63.61	(15.0%) to (14.7%)	0.5%
	2021	10,488	172	60.80 to 74.80	25.3% to 25.6%	0.5%
	2020	11,055	228	48.40 to 59.70	17.9% to 18.2%	0.7%

Fidelity® VIP Overseas Portfolio—Initial Class	2024	$5,708	186	$30.71 to $30.71	5.1% to 5.1%	1.6%
	2023	5,623	192	29.23 to 29.23	20.5% to 20.5%	1.0%
	2022	5,086	210	24.26 to 24.26	(24.5%) to (24.5%)	1.1%
	2021	6,955	217	32.12 to 32.12	19.7% to 19.7%	0.5%
	2020	10,956	408	26.83 to 26.83	15.6% to 15.6%	0.4%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Fidelity® VIP Real Estate Portfolio—Initial Class	2024	$12,559	674	$18.64 to $18.64	6.5% to 6.5%	4.0%
	2023	12,687	725	17.49 to 17.49	11.2% to 11.2%	2.5%
	2022	11,684	743	15.73 to 15.73	(27.5%) to (27.5%)	1.5%
	2021	13,772	635	21.71 to 21.71	39.0% to 39.0%	1.2%
	2020	8,227	527	15.62 to 15.62	(6.5%) to (6.5%)	2.0%

Fidelity® VIP Strategic Income Portfolio—Initial Class	2024	$648	48	$13.44 to $13.44	6.1% to 6.1%	4.0%
	2023	539	42	12.67 to 12.67	9.4% to 9.4%	5.5%
	2022	297	26	11.58 to 11.58	(11.3%) to (11.3%)	4.0%
	2021	266	20	13.05 to 13.05	3.7% to 3.7%	3.1%
	2020	171	14	12.58 to 12.58	7.5% to 7.5%	3.1%

Fidelity® VIP Technology Portfolio—Initial Class	2024	$2,980	104	$28.57 to $28.57	35.6% to 35.6%	0.0%
	2023	1,725	82	21.07 to 21.07	58.3% to 58.3%	0.1%
	2022	965	72	13.31 to 13.31	(35.9%) to (35.9%)	0.0%
	2021	1,322	64	20.75 to 20.75	28.2% to 28.2%	0.0%
	2020	756	47	16.19 to 16.19	61.9% to 61.9%	0.0%

Fidelity® VIP Total Market Index Portfolio—Initial Class	2024	$3,000	159	$18.90 to $18.90	23.7% to 23.7%	1.3%
	2023	313	20	15.28 to 15.28	26.1% to 26.1%	1.3%
	2022	165	14	12.12 to 12.12	(19.2%) to (19.2%)	1.7%
	2021	108	7	15.01 to 15.01	25.7% to 25.7%	1.2%
	2020	12	1	11.94 to 11.94	19.4% to 19.4%	1.9%

Fidelity® VIP Value Portfolio—Initial Class	2024	$1,787	74	$24.04 to $24.62	11.1% to 11.4%	1.3%
	2023	1,640	75	21.64 to 22.11	19.5% to 19.8%	1.3%
	2022	1,442	79	18.11 to 18.46	(4.4%) to (4.1%)	1.3%
	2021	1,618	85	18.93 to 19.25	29.8% to 30.2%	1.7%
	2020	1,279	87	14.58 to 14.79	6.0% to 6.3%	1.5%

Fidelity® VIP Value Strategies Portfolio—Service Class 2	2024	$20	—	$56.51 to $56.51	9.2% to 9.2%	0.7%
	2023	26	1	51.77 to 51.77	20.6% to 20.6%	0.9%
	2022	24	1	42.92 to 42.92	(7.3%) to (7.3%)	0.3%
	2021	81	2	46.33 to 46.33	33.3% to 33.3%	1.0%
	2020	93	3	34.74 to 34.74	8.0% to 8.0%	1.0%

Invesco V.I. Capital Appreciation Fund—Series I Shares	2024	$47	1	$56.54 to $56.54	34.2% to 34.2%	0.0%
	2023	47	1	42.15 to 42.15	35.4% to 35.4%	0.0%
	2022	53	2	31.13 to 31.13	(30.8%) to (30.8%)	0.0%
	2021	80	2	44.98 to 44.98	22.6% to 22.6%	0.0%
	2020	67	2	36.70 to 36.70	36.6% to 36.6%	0.0%

Invesco V.I. Core Plus Bond Fund—Series I Shares	2024	$1,667	164	$10.16 to $10.16	3.1% to 3.1%	4.8%
	2023	220	22	9.86 to 9.86	6.1% to 6.1%	2.7%
	2022	185	20	9.29 to 9.29	(14.5%) to (14.5%)	0.6%
	2021	201	18	10.87 to 10.87	(0.7%) to (0.7%)	4.5%
	2020	9	1	10.94 to 10.94	9.4% to 9.4%	2.2%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Invesco V.I. EQV International Equity Fund—Series I Shares	2024	$12,302	508	$24.23 to $24.23	0.6% to 0.6%	1.7%
	2023	13,211	549	24.08 to 24.08	18.1% to 18.1%	0.2%
	2022	11,118	546	20.38 to 20.38	(18.3%) to (18.3%)	1.8%
	2021	12,930	518	24.95 to 24.95	5.9% to 5.9%	1.3%
	2020	11,759	499	23.56 to 23.56	14.0% to 14.0%	2.2%

Invesco V.I. Global Real Estate Fund—Series I Shares	2024	$2,496	153	$14.01 to $16.40	(2.0%) to (1.8%)	2.5%
	2023	2,692	162	14.30 to 16.71	8.8% to 9.0%	1.5%
	2022	2,522	166	13.14 to 15.32	(25.1%) to (24.9%)	3.0%
	2021	2,914	144	17.56 to 20.41	25.4% to 25.7%	2.7%
	2020	2,487	155	14.00 to 16.23	(12.5%) to (12.3%)	4.6%

Invesco V.I. Main Street Mid Cap Fund®—Series I Shares	2024	$266	8	$32.66 to $32.66	17.1% to 17.1%	0.3%
	2023	249	9	27.90 to 27.90	14.5% to 14.5%	0.3%
	2022	221	9	24.37 to 24.37	(14.3%) to (14.3%)	0.4%
	2021	268	9	28.43 to 28.43	23.2% to 23.2%	0.5%
	2020	224	10	23.06 to 23.06	9.2% to 9.2%	0.4%

Invesco V.I. Main Street Small Cap Fund®—Series I Shares	2024	$7	1	$11.07 to $11.07	10.7% to 10.7%	0.0%

Janus Henderson Enterprise Portfolio—Institutional Shares	2024	$21,446	216	$99.16 to $99.16	15.6% to 15.6%	0.7%
	2023	22,923	267	85.78 to 85.78	18.1% to 18.1%	0.2%
	2022	19,586	270	72.65 to 72.65	(15.9%) to (15.9%)	0.2%
	2021	23,549	272	86.43 to 86.43	16.8% to 16.8%	0.3%
	2020	14,334	194	73.98 to 73.98	19.5% to 19.5%	0.1%

Janus Henderson Flexible Bond Portfolio—Institutional Shares	2024	$729	62	$11.70 to $11.70	2.0% to 2.0%	4.9%
	2023	743	65	11.47 to 11.47	5.5% to 5.5%	4.3%
	2022	715	66	10.88 to 10.88	(13.7%) to (13.7%)	2.5%
	2021	841	67	12.60 to 12.60	(0.9%) to (0.9%)	2.0%
	2020	890	70	12.71 to 12.71	10.5% to 10.5%	2.8%

Janus Henderson Forty Portfolio—Institutional Shares	2024	$3,529	37	$94.62 to $94.62	28.5% to 28.5%	0.1%
	2023	5,059	69	73.65 to 73.65	40.0% to 40.0%	0.2%
	2022	3,688	70	52.62 to 52.62	(33.6%) to (33.6%)	0.2%
	2021	6,067	77	79.19 to 79.19	22.9% to 22.9%	0.0%
	2020	5,452	85	64.44 to 64.44	39.4% to 39.4%	0.3%

Janus Henderson Global Research Portfolio—Institutional Shares	2024	$778	17	$45.92 to $47.53	23.2% to 23.6%	0.7%
	2023	582	16	37.16 to 38.57	26.4% to 26.8%	0.9%
	2022	472	16	29.31 to 30.52	(19.7%) to (19.4%)	1.0%
	2021	631	17	36.37 to 37.98	17.7% to 18.1%	0.5%
	2020	794	26	30.80 to 32.26	19.7% to 20.1%	0.7%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Lazard Retirement International Equity Portfolio—Service Shares	2024	$307	14	$18.53 to $23.15	5.4% to 5.6%	2.9%
	2023	323	16	17.59 to 21.92	15.6% to 15.9%	1.3%
	2022	340	19	15.22 to 18.91	(15.2%) to (15.0%)	3.6%
	2021	460	22	17.95 to 22.25	5.6% to 5.8%	0.8%
	2020	1,465	71	17.00 to 21.03	8.0% to 8.2%	1.8%

Lord Abbett Series Fund Developing Growth Portfolio—Class VC	2024	$124	5	$22.93 to $22.93	22.2% to 22.2%	0.2%
	2023	112	6	18.77 to 18.77	8.2% to 8.2%	0.0%
	2022	108	6	17.35 to 17.35	(36.0%) to (36.0%)	0.0%
	2021	208	8	27.10 to 27.10	(2.7%) to (2.7%)	0.0%
	2020	335	12	27.87 to 27.87	72.6% to 72.6%	0.0%

Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	2024	$763	18	$42.17 to $42.17	14.9% to 14.9%	0.3%
	2023	1,018	28	36.70 to 36.70	15.4% to 15.4%	0.5%
	2022	947	30	31.80 to 39.17	(11.4%) to (11.2%)	0.8%
	2021	1,109	31	35.81 to 44.22	28.4% to 28.7%	0.6%
	2020	883	32	27.83 to 34.45	2.2% to 2.5%	0.9%

LVIP American Century Inflation Protection Fund—Service Class	2024	$1,400	120	$11.71 to $11.71	1.5% to 1.5%	3.7%
	2023	1,465	127	11.54 to 11.54	3.4% to 3.4%	2.9%
	2022	2,129	191	11.16 to 11.16	(13.1%) to (13.1%)	5.1%
	2021	2,073	162	12.84 to 12.84	6.3% to 6.3%	3.1%
	2020	1,631	135	12.08 to 12.08	9.6% to 9.6%	1.3%

LVIP American Century Inflation Protection Fund—Standard Class II	2024	$35	3	$10.71 to $10.71	1.8% to 1.8%	4.2%
	2023	25	2	10.52 to 10.52	3.6% to 3.6%	3.8%
	2022	14	1	10.15 to 10.15	(12.9%) to (12.9%)	5.5%
	2021	7	1	11.65 to 11.65	6.6% to 6.6%	3.8%
	2020	1	—	10.93 to 10.93	9.3% to 9.3%	1.0%

LVIP American Century Mid Cap Value Fund—Service Class	2024	$878	35	$25.23 to $25.23	8.5% to 8.5%	2.4%
	2023	829	36	23.25 to 23.25	6.0% to 6.0%	2.2%
	2022	812	37	21.93 to 21.93	(1.4%) to (1.4%)	2.1%
	2021	954	43	22.23 to 22.23	23.0% to 23.0%	1.0%
	2020	1,073	59	18.07 to 18.07	1.1% to 1.1%	1.7%

LVIP American Century Mid Cap Value Fund—Standard Class II	2024	$45	3	$14.22 to $14.22	8.7% to 8.7%	3.2%
	2023	35	3	13.08 to 13.08	6.1% to 6.1%	2.5%
	2022	26	2	12.32 to 12.32	(1.2%) to (1.2%)	2.4%
	2021	10	1	12.47 to 12.47	23.2% to 23.2%	1.6%
	2020	—	—	—	—	—

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

LVIP American Century Value Fund—Service Class	2024	$1,866	44	$42.91 to $42.91	9.3% to 9.3%	2.7%
	2023	2,070	53	39.27 to 39.27	9.0% to 9.0%	2.3%
	2022	2,151	60	36.02 to 36.02	0.3% to 0.3%	2.0%
	2021	1,622	45	35.91 to 35.91	24.3% to 24.3%	1.6%
	2020	1,199	42	28.89 to 28.89	0.8% to 0.8%	2.0%

LVIP American Century Value Fund—Standard Class II	2024	$80	5	$15.03 to $15.03	9.5% to 9.5%	2.9%
	2023	76	6	13.73 to 13.73	9.1% to 9.1%	2.6%
	2022	22	2	12.59 to 12.59	0.5% to 0.5%	2.3%
	2021	10	1	12.52 to 12.52	24.5% to 24.5%	1.7%
	2020	2	—	10.05 to 10.05	0.5% to 0.5%	1.1%

LVIP Baron Growth Opportunities Fund—Service Class	2024	$1,226	23	$41.51 to $56.65	5.2% to 5.4%	0.1%
	2023	5,818	110	39.47 to 53.72	17.5% to 17.8%	0.0%
	2022	4,944	110	33.59 to 45.60	(26.0%) to (25.8%)	0.0%
	2021	7,004	115	45.40 to 61.48	18.4% to 18.7%	0.0%
	2020	8,570	167	38.33 to 51.79	33.7% to 34.1%	0.0%

LVIP Baron Growth Opportunities Fund—Standard Class	2024	$17	1	$14.70 to $14.70	5.7% to 5.7%	0.1%
	2023	164	12	13.91 to 13.91	18.1% to 18.1%	0.0%
	2022	62	5	11.77 to 11.77	(25.6%) to (25.6%)	0.0%
	2021	59	4	15.84 to 15.84	19.0% to 19.0%	0.0%
	2020	25	2	13.31 to 13.31	33.1% to 33.1%	0.0%

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund—Standard Class	2024	$4,301	341	$12.60 to $12.60	8.9% to 8.9%	3.5%
	2023	3,723	322	11.57 to 11.57	10.0% to 10.0%	3.7%
	2022	2,372	226	10.51 to 10.51	(11.8%) to (11.8%)	10.1%
	2021	2,855	239	11.92 to 11.92	8.8% to 8.8%	5.5%
	2020	5,269	481	10.96 to 10.96	2.7% to 2.7%	3.7%

LVIP Franklin Templeton Multi-Factor International Equity Fund—Standard Class	2024	$4,161	198	$21.01 to $21.01	3.8% to 3.8%	3.8%
	2023	4,074	201	20.25 to 20.25	18.9% to 18.9%	4.3%
	2022	3,489	205	17.03 to 17.03	(7.0%) to (7.0%)	7.7%
	2021	3,947	216	18.31 to 18.31	13.2% to 13.2%	4.4%
	2020	3,564	220	16.18 to 16.18	(4.1%) to (4.1%)	2.5%

LVIP Macquarie Limited-Term Diversified Income Fund—Standard Class	2024	$1,648	158	$10.45 to $10.45	4.3% to 4.3%	4.2%
	2023	1,477	147	10.02 to 10.02	5.0% to 5.0%	3.8%
	2022	23	2	9.55 to 9.55	(4.1%) to (4.1%)	3.7%
	2021	11	1	9.96 to 9.96	(0.4%) to (0.4%)	4.5%

LVIP Macquarie Value Fund—Standard Class	2024	$19	1	$13.14 to $13.14	7.2% to 7.2%	2.4%
	2023	11	1	12.26 to 12.26	3.5% to 3.5%	3.3%
	2022	—	—	—	—	—
	2021	—	—	12.25 to 12.25	22.4% to 22.4%	5.5%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

LVIP Mondrian International Value Fund—Standard Class	2024	$136	9	$14.47 to $14.47	4.7% to 4.7%	2.4%
	2023	354	26	13.82 to 13.82	20.1% to 20.1%	3.5%
	2022	257	22	11.51 to 11.51	(10.8%) to (10.8%)	2.9%
	2021	272	21	12.89 to 12.89	11.3% to 11.3%	4.4%
	2020	77	7	11.59 to 11.59	(5.0%) to (5.0%)	2.5%

LVIP SSgA Bond Index Fund—Standard Class	2024	$11,987	1,023	$11.71 to $11.71	1.1% to 1.1%	3.4%
	2023	12,028	1,038	11.59 to 11.59	5.3% to 5.3%	2.7%
	2022	12,731	1,157	11.01 to 11.01	(13.4%) to (13.4%)	2.1%
	2021	14,783	1,162	12.72 to 12.72	(2.0%) to (2.0%)	1.9%
	2020	31,890	2,458	12.97 to 12.97	7.5% to 7.5%	2.2%

LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	2024	$114	11	$10.22 to $10.22	6.8% to 6.8%	2.9%
	2023	89	9	9.57 to 9.57	8.8% to 8.8%	2.5%
	2022	273	31	8.79 to 8.79	(21.2%) to (21.2%)	3.1%
	2021	326	29	11.16 to 11.16	(3.3%) to (3.3%)	3.8%
	2020	29	3	11.54 to 11.54	15.4% to 15.4%	1.8%

LVIP SSgA International Index Fund—Standard Class	2024	$20,922	1,042	$20.09 to $20.09	3.2% to 3.2%	3.3%
	2023	19,390	996	19.46 to 19.46	17.6% to 17.6%	3.4%
	2022	16,107	973	16.55 to 16.55	(14.3%) to (14.3%)	4.5%
	2021	17,694	916	19.32 to 19.32	11.1% to 11.1%	2.8%
	2020	31,463	1,809	17.40 to 17.40	7.8% to 7.8%	2.5%

Macquarie VIP Emerging Markets Series—Standard Class	2024	$1,722	109	$15.78 to $15.78	5.1% to 5.1%	2.8%
	2023	3,286	219	15.01 to 15.01	13.8% to 13.8%	1.6%
	2022	3,128	237	13.19 to 13.19	(27.6%) to (27.6%)	4.2%
	2021	4,235	232	18.22 to 18.22	(2.8%) to (2.8%)	0.3%
	2020	4,882	260	18.75 to 18.75	25.1% to 25.1%	0.8%

Macquarie VIP International Core Equity Series—Standard Class	2024	$86	9	$9.96 to $9.96	(0.4%) to (0.4%)	1.2%

Macquarie VIP Small Cap Value Series—Standard Class	2024	$15,336	507	$30.23 to $30.23	11.3% to 11.3%	0.9%
	2023	7,106	262	27.16 to 27.16	9.4% to 9.4%	0.9%
	2022	6,660	268	24.82 to 24.82	(12.1%) to (12.1%)	0.9%
	2021	8,010	284	28.23 to 28.23	34.4% to 34.4%	0.9%
	2020	6,517	310	21.00 to 21.00	(1.9%) to (1.9%)	1.6%

MFS® Global Growth Portfolio—Initial Class	2024	$102	6	$17.66 to $17.66	11.1% to 11.1%	0.4%
	2023	78	5	15.90 to 15.90	21.0% to 21.0%	0.1%
	2022	55	4	13.14 to 13.14	(19.1%) to (19.1%)	0.2%
	2021	49	3	16.24 to 16.24	18.5% to 18.5%	0.1%
	2020	26	2	13.71 to 13.71	37.1% to 37.1%	0.4%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

MFS® Global Real Estate Portfolio—Initial Class	2024	$2,560	161	$15.88 to $15.88	(2.7%) to (2.7%)	2.1%
	2023	2,821	173	16.32 to 16.32	11.5% to 11.5%	0.9%
	2022	2,429	166	14.64 to 14.64	(26.9%) to (26.9%)	1.6%
	2021	3,477	174	20.04 to 20.04	30.1% to 30.1%	1.6%
	2020	1,017	66	15.40 to 15.40	1.5% to 1.5%	8.7%

MFS® Global Tactical Allocation Portfolio—Initial Class	2024	$2,521	130	$19.45 to $19.45	5.0% to 5.0%	0.8%
	2023	2,476	134	18.53 to 18.53	9.6% to 9.6%	0.4%
	2022	2,314	137	16.90 to 16.90	(7.2%) to (7.2%)	2.2%
	2021	2,529	139	18.21 to 18.21	2.8% to 2.8%	1.0%
	2020	2,491	141	17.72 to 17.72	6.2% to 6.2%	1.8%

MFS® International Growth Portfolio—Initial Class	2024	$2,005	150	$13.36 to $13.36	9.0% to 9.0%	1.0%
	2023	2,590	211	12.25 to 12.25	14.7% to 14.7%	1.1%
	2022	1,155	108	10.68 to 10.68	(15.0%) to (15.0%)	0.6%
	2021	1,261	100	12.56 to 12.56	9.3% to 9.3%	0.6%
	2020	1,053	92	11.50 to 11.50	15.0% to 15.0%	2.4%

MFS® International Intrinsic Value Portfolio—Initial Class	2024	$22,327	706	$31.64 to $31.64	7.2% to 7.2%	1.4%
	2023	24,053	815	29.50 to 29.50	17.7% to 17.7%	0.7%
	2022	20,775	828	25.08 to 25.08	(23.6%) to (23.6%)	0.8%
	2021	30,208	921	32.81 to 32.81	10.6% to 10.6%	0.3%
	2020	23,304	785	29.67 to 29.67	20.5% to 20.5%	1.0%

MFS® Investors Trust Series—Initial Class	2024	$—	—	$75.60 to $75.60	19.2% to 19.2%	0.7%
	2023	—	—	63.41 to 63.41	18.7% to 18.7%	0.0%
	2022	121	2	53.43 to 53.43	(16.7%) to (16.7%)	0.7%
	2021	149	2	64.14 to 64.14	26.5% to 26.5%	0.6%
	2020	120	2	50.70 to 50.70	13.6% to 13.6%	0.6%

MFS® Mid Cap Growth Series—Initial Class	2024	$6,530	392	$16.68 to $16.68	14.7% to 14.7%	0.0%
	2023	551	38	14.54 to 14.54	21.3% to 21.3%	0.0%
	2022	426	36	11.98 to 11.98	(28.7%) to (28.7%)	0.0%
	2021	532	32	16.81 to 16.81	14.1% to 14.1%	0.0%
	2020	130	9	14.73 to 14.73	47.3% to 47.3%	0.0%

MFS® Mid Cap Value Portfolio—Initial Class	2024	$7,910	356	$22.21 to $22.21	13.7% to 13.7%	1.2%
	2023	6,700	343	19.52 to 19.52	12.7% to 12.7%	1.5%
	2022	6,768	391	17.32 to 17.32	(8.8%) to (8.8%)	1.0%
	2021	5,285	278	18.99 to 18.99	31.0% to 31.0%	0.7%
	2020	3,864	267	14.49 to 14.49	3.9% to 3.9%	1.3%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

MFS® New Discovery Series—Initial Class	2024	$5	—	$56.39 to $56.39	6.7% to 6.7%	0.0%
	2023	5	—	52.84 to 52.84	14.4% to 14.4%	0.0%
	2022	5	—	46.18 to 46.18	(29.8%) to (29.8%)	0.0%
	2021	7	—	65.74 to 65.74	1.8% to 1.8%	0.0%
	2020	7	—	64.58 to 64.58	45.9% to 45.9%	0.0%

MFS® New Discovery Value Portfolio—Initial Class	2024	$544	36	$15.21 to $15.21	9.5% to 9.5%	2.2%
	2023	3,334	240	13.89 to 13.89	11.5% to 11.5%	1.1%
	2022	3,652	293	12.46 to 12.46	(11.0%) to (11.0%)	0.6%
	2021	3,819	273	14.00 to 14.00	34.1% to 34.1%	0.8%
	2020	2,738	262	10.44 to 10.44	4.4% to 4.4%	0.3%

MFS® Research International Portfolio—Initial Class	2024	$1,934	170	$11.36 to $11.36	3.1% to 3.1%	0.5%
	2023	59	5	11.02 to 11.02	13.0% to 13.0%	0.6%
	2022	7	1	9.75 to 9.75	(2.5%) to (2.5%)	0.0%

MFS® Value Series—Initial Class	2024	$80,972	1,526	$40.41 to $53.09	11.3% to 11.6%	1.6%
	2023	83,987	1,767	36.30 to 47.57	7.7% to 7.9%	1.7%
	2022	81,579	1,852	33.72 to 44.07	(6.1%) to (5.9%)	1.4%
	2021	82,370	1,760	35.92 to 46.84	25.1% to 25.5%	1.4%
	2020	67,924	1,820	28.71 to 37.34	3.2% to 3.5%	1.6%

Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	2024	$646	23	$27.55 to $27.55	11.2% to 11.2%	10.2%
	2023	652	26	24.77 to 24.77	11.8% to 11.8%	8.6%
	2022	620	28	22.15 to 22.15	(18.7%) to (18.7%)	7.5%
	2021	840	31	27.25 to 27.25	(2.0%) to (2.0%)	4.9%
	2020	3,117	112	27.82 to 27.82	5.5% to 5.5%	4.2%

Morgan Stanley VIF Global Infrastructure Portfolio—Class I	2024	$—	—	$—	—	—
	2023	917	56	16.28 to 16.28	4.5% to 4.5%	2.5%
	2022	724	46	15.58 to 15.58	(8.0%) to (8.0%)	3.1%
	2021	428	25	16.93 to 16.93	14.3% to 14.3%	2.5%
	2020	342	23	14.82 to 14.82	(1.2%) to (1.2%)	1.6%

Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	2024	$—	—	$—	—	—
	2023	552	15	36.98 to 36.98	14.5% to 14.5%	2.6%
	2022	866	27	32.29 to 38.04	(27.2%) to (27.1%)	1.4%
	2021	1,471	33	44.27 to 52.28	39.5% to 39.8%	2.0%
	2020	4,181	132	31.67 to 37.49	(17.1%) to (16.9%)	2.9%

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	2024	$66	4	$18.02 to $18.02	8.8% to 8.8%	0.7%
	2023	65	4	16.56 to 16.56	11.0% to 11.0%	1.0%
	2022	64	4	14.92 to 14.92	(9.8%) to (9.8%)	0.6%
	2021	72	4	16.53 to 16.53	32.8% to 32.8%	0.6%
	2020	55	4	12.45 to 12.45	(2.6%) to (2.6%)	1.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Neuberger Berman AMT Sustainable Equity Portfolio—Class I	2024	$237	11	$21.03 to $21.03	25.8% to 25.8%	0.2%
	2023	302	18	16.71 to 16.71	26.9% to 26.9%	0.3%
	2022	247	19	13.17 to 13.17	(18.5%) to (18.5%)	0.4%
	2021	309	19	16.15 to 16.15	23.5% to 23.5%	0.4%
	2020	260	20	13.08 to 13.08	19.6% to 19.6%	0.5%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	2024	$1,464	122	$12.03 to $12.03	7.7% to 7.7%	6.6%
	2023	1,516	136	11.17 to 11.17	11.3% to 11.3%	5.8%
	2022	1,385	138	10.04 to 10.04	(15.6%) to (15.6%)	5.0%
	2021	2,097	176	11.89 to 11.89	(2.4%) to (2.4%)	4.7%
	2020	3,208	263	12.19 to 12.19	6.9% to 6.9%	4.7%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	2024	$3,871	262	$14.75 to $14.75	(0.5%) to (0.5%)	3.5%
	2023	4,129	278	14.83 to 14.83	5.3% to 5.3%	2.2%
	2022	3,955	281	14.09 to 14.09	(11.0%) to (11.0%)	1.5%
	2021	4,499	284	15.83 to 15.83	(4.2%) to (4.2%)	5.0%
	2020	6,908	418	16.52 to 16.52	10.1% to 10.1%	2.5%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	2024	$66	7	$9.92 to $9.92	(0.3%) to (0.3%)	3.7%
	2023	48	5	9.95 to 9.95	5.4% to 5.4%	2.4%
	2022	26	3	9.44 to 9.44	(10.9%) to (10.9%)	1.6%
	2021	22	2	10.59 to 10.59	(4.0%) to (4.0%)	4.9%
	2020	9	1	11.04 to 11.04	10.4% to 10.4%	1.6%

PIMCO VIT High Yield Portfolio—Administrative Class	2024	$4,167	190	$21.95 to $21.95	6.9% to 6.9%	5.6%
	2023	1,830	89	20.54 to 20.54	12.2% to 12.2%	5.6%
	2022	2,180	119	18.30 to 18.30	(10.3%) to (10.3%)	5.0%
	2021	1,857	91	20.40 to 20.40	3.6% to 3.6%	4.5%
	2020	2,571	131	19.69 to 19.69	5.7% to 5.7%	4.9%

PIMCO VIT High Yield Portfolio—Institutional Class	2024	$235	20	$11.86 to $11.86	7.0% to 7.0%	5.4%
	2023	88	8	11.08 to 11.08	12.4% to 12.4%	5.8%
	2022	74	7	9.86 to 9.86	(10.1%) to (10.1%)	5.1%
	2021	37	3	10.98 to 10.98	3.8% to 3.8%	4.6%
	2020	8	1	10.58 to 10.58	5.8% to 5.8%	3.9%

PIMCO VIT Income Portfolio—Institutional Class	2024	$4,174	362	$11.52 to $11.52	5.6% to 5.6%	4.8%
	2023	344	31	10.91 to 10.91	8.4% to 8.4%	5.2%
	2022	68	7	10.06 to 10.06	(7.6%) to (7.6%)	3.9%
	2021	55	5	10.90 to 10.90	2.1% to 2.1%	2.9%
	2020	22	2	10.67 to 10.67	6.7% to 6.7%	1.1%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	2024	$89	8	$10.77 to $10.77	5.6% to 5.6%	3.7%
	2023	65	6	10.20 to 10.20	9.2% to 9.2%	2.8%
	2022	70	7	9.34 to 9.34	(10.0%) to (10.0%)	1.7%
	2021	61	6	10.38 to 10.38	(1.8%) to (1.8%)	1.9%
	2020	9	1	10.57 to 10.57	5.7% to 5.7%	0.1%

PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	2024	$17,991	900	$20.00 to $20.00	(6.0%) to (6.0%)	2.7%
	2023	18,725	880	21.28 to 21.28	4.0% to 4.0%	2.4%
	2022	16,018	783	20.46 to 20.46	(28.9%) to (28.9%)	2.0%
	2021	19,266	670	28.77 to 28.77	(4.8%) to (4.8%)	1.6%
	2020	20,579	681	30.21 to 30.21	17.4% to 17.4%	1.5%

PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	2024	$45	6	$7.75 to $7.75	(5.9%) to (5.9%)	2.9%
	2023	36	4	8.23 to 8.23	4.1% to 4.1%	2.5%
	2022	23	3	7.91 to 7.91	(28.8%) to (28.8%)	2.2%
	2021	19	2	11.10 to 11.10	(4.6%) to (4.6%)	1.6%
	2020	3	—	11.64 to 11.64	16.4% to 16.4%	0.7%

PIMCO VIT Low Duration Portfolio—Administrative Class	2024	$11,410	694	$16.46 to $16.46	4.5% to 4.5%	4.0%
	2023	11,370	722	15.75 to 15.75	5.0% to 5.0%	3.6%
	2022	10,958	731	15.00 to 15.00	(5.7%) to (5.7%)	1.7%
	2021	12,397	779	15.92 to 15.92	(0.9%) to (0.9%)	0.5%
	2020	12,280	765	16.07 to 16.07	3.0% to 3.0%	1.1%

PIMCO VIT Low Duration Portfolio—Institutional Class	2024	$443	42	$10.63 to $10.63	4.7% to 4.7%	4.1%
	2023	281	28	10.16 to 10.16	5.1% to 5.1%	3.8%
	2022	185	19	9.66 to 9.66	(5.6%) to (5.6%)	2.1%
	2021	39	4	10.23 to 10.23	(0.8%) to (0.8%)	0.7%
	2020	82	8	10.31 to 10.31	3.1% to 3.1%	0.8%

PIMCO VIT Real Return Portfolio—Administrative Class	2024	$12,657	653	$19.33 to $19.33	2.1% to 2.1%	2.5%
	2023	8,860	466	18.92 to 18.92	3.8% to 3.8%	3.0%
	2022	9,585	523	18.24 to 18.24	(11.9%) to (11.9%)	7.0%
	2021	11,315	544	20.70 to 20.70	5.6% to 5.6%	4.9%
	2020	11,259	572	19.61 to 19.61	11.7% to 11.7%	1.4%

PIMCO VIT Real Return Portfolio—Institutional Class	2024	$137	12	$11.03 to $11.03	2.3% to 2.3%	2.7%
	2023	104	10	10.79 to 10.79	3.9% to 3.9%	3.0%
	2022	58	6	10.38 to 10.38	(11.8%) to (11.8%)	6.6%
	2021	41	4	11.76 to 11.76	5.7% to 5.7%	4.6%
	2020	15	1	11.13 to 11.13	11.3% to 11.3%	1.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

PIMCO VIT Short-Term Portfolio—Institutional Class	2024	$1	—	$10.38 to $10.38	3.8% to 3.8%	1.6%

PIMCO VIT Total Return Portfolio—Administrative Class	2024	$20,945	1,003	$20.93 to $20.93	2.5% to 2.5%	4.0%
	2023	17,509	860	20.41 to 20.41	5.9% to 5.9%	3.6%
	2022	18,991	988	19.27 to 19.27	(14.3%) to (14.3%)	2.6%
	2021	26,216	1,169	22.48 to 22.48	(1.3%) to (1.3%)	1.8%
	2020	42,071	1,850	22.77 to 22.77	8.6% to 8.6%	2.1%

PIMCO VIT Total Return Portfolio—Institutional Class	2024	$176	18	$10.03 to $10.03	2.7% to 2.7%	4.3%
	2023	274	28	9.77 to 9.77	6.1% to 6.1%	3.6%
	2022	141	15	9.21 to 9.21	(14.2%) to (14.2%)	2.8%
	2021	166	16	10.73 to 10.73	(1.1%) to (1.1%)	1.9%
	2020	41	4	10.85 to 10.85	8.5% to 8.5%	1.5%

Principal VC Real Estate Securities Account—Class 1	2024	$580	50	$11.60 to $11.60	16.0% to 16.0%	0.2%

Putnam VT International Value Fund—Class IA	2024	$20	2	$10.20 to $10.20	2.0% to 2.0%	0.0%

Schwab® S&P 500 Index Portfolio	2024	$5,332	360	$14.82 to $14.82	25.0% to 25.0%	1.4%
	2023	2,428	205	11.86 to 11.86	26.2% to 26.2%	1.3%
	2022	922	98	9.40 to 9.40	(18.1%) to (18.1%)	1.1%
	2021	319	28	11.48 to 11.48	14.8% to 14.8%	0.5%

T. Rowe Price All-Cap Opportunities Portfolio	2024	$3,276	30	$109.78 to $109.78	25.2% to 25.2%	0.0%
	2023	6,177	70	87.71 to 87.71	29.0% to 29.0%	0.3%
	2022	4,910	72	68.01 to 68.01	(21.5%) to (21.5%)	0.0%
	2021	6,678	77	86.65 to 86.65	20.8% to 20.8%	0.0%
	2020	6,921	96	71.74 to 71.74	44.4% to 44.4%	0.0%

T. Rowe Price Blue Chip Growth Portfolio	2024	$130,343	1,301	$100.16 to $100.16	35.5% to 35.5%	0.0%
	2023	93,264	1,262	73.91 to 73.91	49.3% to 49.3%	0.0%
	2022	69,078	1,395	49.51 to 49.51	(38.5%) to (38.5%)	0.0%
	2021	116,247	1,444	80.51 to 80.51	17.6% to 17.6%	0.0%
	2020	114,286	1,670	68.45 to 68.45	34.3% to 34.3%	0.0%

T. Rowe Price Equity Index 500 Portfolio	2024	$—	—	$—	—	—
	2023	1,774	34	48.16 to 53.93	25.5% to 25.8%	1.3%
	2022	1,477	36	38.38 to 42.87	(18.6%) to (18.4%)	1.2%
	2021	2,116	42	47.17 to 52.56	27.9% to 28.2%	1.0%
	2020	1,877	47	36.88 to 41.00	17.7% to 18.0%	1.6%

T. Rowe Price International Stock Portfolio	2024	$1,634	55	$28.96 to $30.18	3.0% to 3.3%	0.5%
	2023	3,492	120	28.12 to 29.23	15.9% to 16.2%	1.0%
	2022	3,051	122	24.25 to 25.15	(16.0%) to (15.8%)	0.8%
	2021	3,825	129	28.88 to 29.87	1.1% to 1.3%	0.6%
	2020	3,532	120	28.57 to 29.48	14.2% to 14.4%	0.5%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

T. Rowe Price Limited-Term Bond Portfolio	2024	$647	40	$15.98 to $16.10	4.7% to 5.0%	4.2%
	2023	917	60	15.23 to 15.38	4.7% to 4.9%	3.3%
	2022	903	62	14.51 to 14.69	(4.8%) to (4.5%)	1.9%
	2021	1,154	76	15.20 to 15.42	(0.1%) to 0.1%	1.4%
	2020	1,946	128	15.18 to 15.44	4.4% to 4.7%	2.2%

T. Rowe Price Moderate Allocation Portfolio	2024	$2,307	59	$38.97 to $38.97	10.1% to 10.1%	2.3%
	2023	2,224	63	35.41 to 35.41	15.3% to 15.3%	2.3%
	2022	2,070	67	30.70 to 30.70	(18.3%) to (18.3%)	1.6%
	2021	2,755	73	37.58 to 37.58	10.1% to 10.1%	0.9%
	2020	3,954	116	34.15 to 34.15	14.5% to 14.5%	1.3%

Thrivent Aggressive Allocation Portfolio	2024	$128	8	$15.87 to $15.87	16.1% to 16.1%	1.5%
	2023	62	5	13.67 to 13.67	19.3% to 19.3%	2.2%
	2022	6	1	11.46 to 11.46	(17.9%) to (17.9%)	0.5%
	2021	4	—	13.96 to 13.96	20.2% to 20.2%	0.5%

Thrivent Diversified Income Plus Portfolio	2024	$302	26	$11.84 to $11.84	7.2% to 7.2%	5.1%
	2023	163	15	11.05 to 11.05	10.2% to 10.2%	3.6%
	2022	75	7	10.02 to 10.02	(12.4%) to (12.4%)	2.4%
	2021	52	5	11.44 to 11.44	6.9% to 6.9%	2.5%
	2020	19	2	10.70 to 10.70	7.0% to 7.0%	0.5%

Thrivent Global Stock Portfolio	2024	$402	26	$15.69 to $15.69	15.2% to 15.2%	2.1%
	2023	132	10	13.62 to 13.62	22.0% to 22.0%	0.6%
	2022	6	1	11.16 to 11.16	(19.0%) to (19.0%)	0.4%
	2021	4	—	13.77 to 13.77	20.7% to 20.7%	0.0%

Thrivent Large Cap Growth Portfolio	2024	$524	23	$22.54 to $22.54	30.6% to 30.6%	0.4%
	2023	121	7	17.25 to 17.25	47.1% to 47.1%	0.2%
	2022	59	5	11.73 to 11.73	(33.6%) to (33.6%)	0.0%
	2021	77	4	17.68 to 17.68	23.0% to 23.0%	0.2%
	2020	—	—	14.37 to 14.37	43.7% to 43.7%	0.0%

Thrivent Mid Cap Index Portfolio	2024	$10,739	665	$16.15 to $16.15	13.6% to 13.6%	1.3%
	2023	10,776	758	14.21 to 14.21	16.2% to 16.2%	2.2%
	2022	1,554	127	12.23 to 12.23	(13.2%) to (13.2%)	1.1%
	2021	1,805	128	14.10 to 14.10	24.5% to 24.5%	1.0%
	2020	1	—	11.33 to 11.33	13.3% to 13.3%	0.0%

Thrivent Mid Cap Stock Portfolio	2024	$2,068	128	$16.15 to $16.15	10.3% to 10.3%	0.5%
	2023	1,793	122	14.64 to 14.64	14.2% to 14.2%	0.4%
	2022	51	4	12.82 to 12.82	(18.0%) to (18.0%)	0.3%
	2021	27	2	15.63 to 15.63	28.8% to 28.8%	0.2%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Thrivent Small Cap Index Portfolio	2024	$34,815	2,149	$16.20 to $16.20	8.4% to 8.4%	1.4%
	2023	37,085	2,482	14.94 to 14.94	15.8% to 15.8%	1.2%
	2022	33,423	2,590	12.90 to 12.90	(16.3%) to (16.3%)	1.2%
	2021	40,960	2,657	15.42 to 15.42	26.5% to 26.5%	0.8%
	2020	33,038	2,711	12.19 to 12.19	11.1% to 11.1%	1.2%

TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	2024	$223	7	$34.00 to $34.00	12.0% to 12.0%	1.2%
	2023	220	7	30.36 to 30.36	17.4% to 17.4%	1.1%
	2022	191	7	25.87 to 25.87	(15.9%) to (15.9%)	1.2%
	2021	231	8	30.75 to 30.75	19.3% to 19.3%	0.6%
	2020	197	8	25.77 to 25.77	12.7% to 12.7%	1.2%

TOPS® Balanced ETF Portfolio—Class 2 Shares	2024	$15	1	$20.77 to $20.77	6.9% to 6.9%	1.9%
	2023	24	1	19.44 to 19.44	11.4% to 11.4%	0.7%
	2022	205	12	17.45 to 17.45	(11.2%) to (11.2%)	1.5%
	2021	236	12	19.64 to 19.64	9.6% to 9.6%	0.8%
	2020	251	14	17.91 to 17.91	8.4% to 8.4%	1.3%

TOPS® Conservative ETF Portfolio—Class 2 Shares	2024	$117	7	$17.29 to $17.29	6.0% to 6.0%	2.4%
	2023	152	9	16.32 to 16.32	9.2% to 9.2%	2.1%
	2022	145	10	14.94 to 14.94	(8.9%) to (8.9%)	1.8%
	2021	170	10	16.39 to 16.39	6.4% to 6.4%	0.8%
	2020	171	11	15.40 to 15.40	7.0% to 7.0%	1.7%

TOPS® Growth ETF Portfolio—Class 2 Shares	2024	$52	2	$29.82 to $29.82	10.8% to 10.8%	1.1%
	2023	89	3	26.92 to 26.92	16.1% to 16.1%	1.3%
	2022	80	3	23.19 to 23.19	(14.7%) to (14.7%)	1.4%
	2021	96	4	27.18 to 27.18	16.5% to 16.5%	0.8%
	2020	85	4	23.33 to 23.33	11.7% to 11.7%	1.4%

TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	2024	$25	1	$18.94 to $18.94	7.7% to 7.7%	2.2%
	2023	32	2	17.58 to 17.58	11.1% to 11.1%	0.5%
	2022	31	2	15.82 to 15.82	(13.7%) to (13.7%)	8.3%
	2021	36	2	18.34 to 18.34	12.6% to 12.6%	1.1%
	2020	34	2	16.29 to 16.29	5.2% to 5.2%	2.1%

TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	2024	$27	1	$18.78 to $18.78	7.6% to 7.6%	2.4%
	2023	27	2	17.46 to 17.46	10.3% to 10.3%	0.4%
	2022	25	2	15.83 to 15.83	(13.4%) to (13.4%)	14.7%
	2021	36	2	18.27 to 18.27	11.1% to 11.1%	1.1%
	2020	36	2	16.45 to 16.45	5.9% to 5.9%	2.3%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	2024	$200	8	$25.03 to $25.03	8.8% to 8.8%	1.7%
	2023	237	10	23.00 to 23.00	13.5% to 13.5%	1.7%
	2022	220	11	20.27 to 20.27	(12.9%) to (12.9%)	1.5%
	2021	266	11	23.27 to 23.27	12.8% to 12.8%	1.1%
	2020	253	12	20.62 to 20.62	10.6% to 10.6%	1.4%

VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	2024	$386	25	$15.49 to $15.49	2.8% to 2.8%	7.2%
	2023	387	26	15.08 to 15.08	11.4% to 11.4%	4.2%
	2022	358	26	13.53 to 13.53	(6.9%) to (6.9%)	4.5%
	2021	396	27	14.54 to 14.54	(4.1%) to (4.1%)	5.1%
	2020	422	28	15.15 to 15.15	8.9% to 8.9%	7.3%

Victory RS Small Cap Growth Equity VIP Series—Class I Shares	2024	$740	58	$12.71 to $12.71	11.8% to 11.8%	0.0%
	2023	685	60	11.37 to 11.37	20.4% to 20.4%	0.0%
	2022	2,417	256	9.44 to 9.44	(36.4%) to (36.4%)	0.0%
	2021	3,061	206	14.83 to 14.83	(10.4%) to (10.4%)	0.0%
	2020	1,442	87	16.56 to 16.56	38.1% to 38.1%	0.0%

Voya High Yield Portfolio—Class I	2024	$26	2	$11.79 to $11.79	7.4% to 7.4%	6.7%
	2023	36	3	10.98 to 10.98	12.3% to 12.3%	6.6%
	2022	22	2	9.78 to 9.78	(12.3%) to (12.3%)	5.7%
	2021	13	1	11.14 to 11.14	5.3% to 5.3%	5.0%
	2020	5	—	10.59 to 10.59	5.9% to 5.9%	3.2%

Voya Index Solution 2030 Portfolio—Class Z	2024	$180	12	$15.13 to $15.13	10.5% to 10.5%	1.4%
	2023	162	12	13.69 to 13.69	15.5% to 15.5%	2.4%
	2022	104	9	11.85 to 11.85	(16.3%) to (16.3%)	2.3%
	2021	42	3	14.16 to 14.16	12.6% to 12.6%	2.4%
	2020	11	1	12.57 to 12.57	25.7% to 25.7%	0.0%

Voya Index Solution 2040 Portfolio—Class Z	2024	$153	9	$17.20 to $17.20	13.7% to 13.7%	0.6%
	2023	178	12	15.13 to 15.13	19.0% to 19.0%	2.1%
	2022	112	9	12.72 to 12.72	(17.9%) to (17.9%)	1.9%
	2021	71	5	15.50 to 15.50	16.9% to 16.9%	2.1%
	2020	13	1	13.26 to 13.26	32.6% to 32.6%	0.0%

Voya Index Solution 2050 Portfolio—Class Z	2024	$128	7	$18.06 to $18.06	15.4% to 15.4%	0.2%
	2023	104	7	15.66 to 15.66	20.4% to 20.4%	1.8%
	2022	43	3	13.01 to 13.01	(18.1%) to (18.1%)	1.7%
	2021	4	—	15.89 to 15.89	18.1% to 18.1%	1.7%
	2020	—	—	13.45 to 13.45	34.5% to 34.5%	0.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

Voya Limited Maturity Bond Portfolio—Class I	2024	$3,726	343	$10.86 to $10.86	5.1% to 5.1%	4.9%
	2023	3,670	355	10.33 to 10.33	4.8% to 4.8%	4.0%
	2022	3,384	343	9.86 to 9.86	(4.7%) to (4.7%)	1.9%
	2021	3,124	302	10.34 to 10.34	0.1% to 0.1%	1.6%
	2020	2,437	236	10.33 to 10.33	3.3% to 3.3%	0.5%

Voya MidCap Opportunities Portfolio—Class I	2024	$701	35	$20.21 to $20.21	15.9% to 15.9%	0.0%
	2023	559	32	17.44 to 17.44	23.5% to 23.5%	0.0%
	2022	111	8	14.11 to 14.11	(25.1%) to (25.1%)	0.0%
	2021	32	2	18.84 to 18.84	12.1% to 12.1%	0.0%
	2020	25	2	16.81 to 16.81	41.1% to 41.1%	0.1%

Voya Russell™ Mid Cap Index Portfolio—Class I	2024	$11,856	314	$36.63 to $37.81	14.6% to 14.9%	1.3%
	2023	15,108	459	31.96 to 32.90	16.5% to 16.8%	2.2%
	2022	18,985	674	27.42 to 28.16	(17.8%) to (17.6%)	1.0%
	2021	22,906	670	33.37 to 34.19	21.9% to 22.2%	0.9%
	2020	18,525	662	27.38 to 27.98	16.4% to 16.7%	1.5%

Voya Small Company Portfolio—Class I	2024	$1,551	74	$20.87 to $20.87	10.6% to 10.6%	0.9%
	2023	1,348	71	18.88 to 18.88	18.0% to 18.0%	0.5%
	2022	2,096	131	16.00 to 16.00	(16.7%) to (16.7%)	0.0%
	2021	2,880	150	19.20 to 19.20	14.8% to 14.8%	0.1%
	2020	2,540	152	16.73 to 16.73	12.3% to 12.3%	0.6%

VY® JPMorgan Mid Cap Value Portfolio—Class I	2024	$376	25	$15.19 to $15.19	14.3% to 14.3%	1.2%
	2023	281	21	13.29 to 13.29	10.8% to 10.8%	1.4%
	2022	232	19	11.99 to 11.99	(8.3%) to (8.3%)	1.4%
	2021	145	11	13.08 to 13.08	29.8% to 29.8%	1.2%
	2020	82	8	10.08 to 10.08	0.8% to 0.8%	1.9%

VY® JPMorgan Small Cap Core Equity Portfolio—Class I	2024	$4,385	308	$14.25 to $14.25	11.1% to 11.1%	0.5%
	2023	4,060	317	12.82 to 12.82	12.5% to 12.5%	0.4%
	2022	2,534	222	11.40 to 11.40	(17.6%) to (17.6%)	0.0%
	2021	2,947	213	13.83 to 13.83	18.7% to 18.7%	0.4%
	2020	2,435	209	11.65 to 11.65	16.5% to 16.5%	0.0%

VY® Morgan Stanley Global Franchise Portfolio—Class R6	2024	$150	10	$15.48 to $15.48	8.9% to 8.9%	0.8%
	2023	138	10	14.22 to 14.22	16.3% to 16.3%	0.8%
	2022	113	9	12.23 to 12.23	(17.4%) to (17.4%)	0.9%
	2021	121	8	14.81 to 14.81	22.0% to 22.0%	0.9%
	2020	4	—	12.14 to 12.14	21.4% to 21.4%	0.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²

VY® T. Rowe Price Capital Appreciation Portfolio—Class I	2024	$889	51	$17.48 to $17.48	12.7% to 12.7%	2.6%
	2023	1,558	100	15.50 to 15.50	18.9% to 18.9%	2.3%
	2022	733	56	13.04 to 13.04	(12.0%) to (12.0%)	1.7%
	2021	542	37	14.81 to 14.81	18.7% to 18.7%	0.9%
	2020	631	51	12.48 to 12.48	24.8% to 24.8%	1.4%

Western Asset Core Plus VIT Portfolio—Class I	2024	$1,995	211	$9.47 to $9.47	(0.4%) to (0.4%)	7.0%
	2023	3,714	391	9.51 to 9.51	6.8% to 6.8%	3.9%
	2022	3,575	402	8.90 to 8.90	(17.2%) to (17.2%)	1.4%
	2021	3,673	342	10.75 to 10.75	(2.0%) to (2.0%)	2.8%
	2020	666	61	10.97 to 10.97	9.7% to 9.7%	2.3%

Not all investment options are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of net assets are 0.10% to 0.90%, excluding expenses of the underlying Funds, premium loads, sales expenses, monthly contract charges and surrender charges.

(1) Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(2) These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

NOTE 7—Subsequent Events:

At April 8, 2025, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the books or accounts for this statement that would have a material effect on the financial condition of the Account.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

NYLI VP American Century Sustainable Equity—Initial Class(1)	Fidelity® VIP Emerging Markets Portfolio—Initial Class(1)	MFS® Investors Trust Series—Initial Class(1)

NYLI VP Bond—Initial Class(1)	Fidelity® VIP Equity-Income PortfolioSM—Initial Class(1)	MFS® Mid Cap Growth Series—Initial Class(1)

NYLI VP Candriam Emerging Markets Equity—Initial Class(1)	Fidelity® VIP Extended Market Index Portfolio—Initial Class(1)	MFS® Mid Cap Value Portfolio—Initial Class(1)

NYLI VP Dimensional U.S. Equity—Initial Class(1)	Fidelity® VIP Floating Rate High Income Portfolio—Initial Class(3)	MFS® New Discovery Series—Initial Class(1)

NYLI VP Epoch U.S. Equity Yield—Initial Class(1)	Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class(1)	MFS® New Discovery Value Portfolio—Initial Class(1)

NYLI VP Fidelity Institutional AM® Utilities—Initial Class(1)	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class(1)	MFS® Research International Portfolio—Initial Class(1)

NYLI VP Floating Rate—Initial Class(1)	Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class(1)	MFS® Value Series—Initial Class(1)

NYLI VP Hedge Multi-Strategy—Initial Class(1)	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class(1)	Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I(1)

NYLI VP Income Builder—Initial Class(1)	Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class(1)	Morgan Stanley VIF Global Infrastructure Portfolio—Class I(1)

NYLI VP Janus Henderson Balanced—Initial Class(1)	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class(1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class I(1)

NYLI VP MacKay Convertible—Initial Class(1)	Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class(1)	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I(1)

NYLI VP MacKay High Yield Corporate Bond—Initial Class(1)	Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class(1)	Neuberger Berman AMT Sustainable Equity Portfolio—Class I(1)

NYLI VP MacKay U.S. Infrastructure Bond—Initial Class(1)	Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class(1)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class(1)

NYLI VP Natural Resources—Initial Class(1)	Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class(1)

Report of Independent Registered Public Accounting Firm (Continued)

NYLI VP PineStone International Equity—Initial Class(1)	Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class(1)

NYLI VP S&P 500 Index—Initial Class(1)	Fidelity® VIP Government Money Market Portfolio—Initial Class(1)	PIMCO VIT High Yield Portfolio —Administrative Class(1)

NYLI VP Schroders Mid Cap Opportunities—Initial Class(1)	Fidelity® VIP Growth Opportunities Portfolio—Initial Class(1)	PIMCO VIT High Yield Portfolio—Institutional Class(1)

NYLI VP Small Cap Growth—Initial Class(1)	Fidelity® VIP Growth Portfolio—Initial Class(1)	PIMCO VIT Income Portfolio —Institutional Class(1)

NYLI VP U.S. Government Money Market—Initial Class(1)	Fidelity® VIP Health Care Portfolio — Initial Class(1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) —Institutional Class(1)

NYLI VP Wellington Growth—Initial Class(1)	Fidelity® VIP Index 500 Portfolio—Initial Class(1)	PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class(1)

NYLI VP Wellington Small Cap—Initial Class(1)	Fidelity® VIP International Capital Appreciation Portfolio—Initial Class(1)	PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class(1)

NYLI VP Winslow Large Cap Growth—Initial Class(1)	Fidelity® VIP International Index Portfolio—Initial Class(1)	PIMCO VIT Low Duration Portfolio—Administrative Class(1)

AB VPS Discovery Value Portfolio —Class A(1)	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class(1)	PIMCO VIT Low Duration Portfolio—Institutional Class(1)

AB VPS International Value Portfolio—Class A(1)	Fidelity® VIP Mid Cap Portfolio—Initial Class(1)	PIMCO VIT Real Return Portfolio —Administrative Class(1)

AB VPS Large Cap Growth Portfolio—Class A(1)	Fidelity® VIP Overseas Portfolio—Initial Class(1)	PIMCO VIT Real Return Portfolio —Institutional Class(1)

AB VPS Relative Value Portfolio —Class A(1)	Fidelity® VIP Real Estate Portfolio—Initial Class(1)	PIMCO VIT Short-Term Portfolio —Institutional Class(3)

AB VPS Small Cap Growth Portfolio—Class A(1)	Fidelity® VIP Strategic Income Portfolio—Initial Class(1)	PIMCO VIT Total Return Portfolio —Administrative Class(1)

Alger Small Cap Growth Portfolio—Class I-2 Shares(4)	Fidelity® VIP Technology Portfolio—Initial Class(1)	PIMCO VIT Total Return Portfolio —Institutional Class(1)

American Funds IS American Funds Global Balanced Fund—Class 1(1)	Fidelity® VIP Total Market Index Portfolio—Initial Class(1)	Principal VC Real Estate Securities Account—Class 1(3)

American Funds IS Asset Allocation Fund—Class 1(1)	Fidelity® VIP Value Portfolio—Initial Class(1)	Putnam VT International Value Fund—Class IA(3)

American Funds IS The Bond Fund of America®—Class 1(1)	Fidelity® VIP Value Strategies Portfolio—Service Class 2(1)	Schwab® S&P 500 Index Portfolio(1)

American Funds IS Capital World Bond Fund®—Class 1(1)	Invesco V.I. Capital Appreciation Fund—Series I Shares(1)	T. Rowe Price All-Cap Opportunities Portfolio(1)

American Funds IS Global Growth Fund—Class 1(1)	Invesco V.I. Core Plus Bond Fund—Series I Shares(1)	T. Rowe Price Blue Chip Growth Portfolio(1)

Report of Independent Registered Public Accounting Firm (Continued)

American Funds IS Global Small Capitalization Fund—Class 1(1)	Invesco V.I. EQV International Equity Fund—Series I Shares(1)	T. Rowe Price Equity Index 500 Portfolio(1)

American Funds IS Growth Fund—Class 1(1)	Invesco V.I. Global Real Estate Fund—Series I Shares(1)	T. Rowe Price International Stock Portfolio(1)

American Funds IS Growth-Income Fund—Class 1(1)	Invesco V.I. Main Street Mid Cap Fund®—Series I Shares(1)	T. Rowe Price Limited-Term Bond Portfolio(1)

American Funds IS International Fund—Class 1(1)	Invesco V.I. Main Street Small Cap Fund®—Series I Shares(3)	T. Rowe Price Moderate Allocation Portfolio(1)

American Funds IS New World Fund®—Class 1(1)	Janus Henderson Enterprise Portfolio—Institutional Shares(1)	Thrivent Aggressive Allocation Portfolio(1)

American Funds IS U.S. Government Securities Fund®—Class 1(3)	Janus Henderson Flexible Bond Portfolio—Institutional Shares(1)	Thrivent Diversified Income Plus Portfolio(1)

American Funds IS Washington Mutual Investors FundSM—Class 1(1)	Janus Henderson Forty Portfolio—Institutional Shares(1)	Thrivent Global Stock Portfolio(1)

BlackRock® Global Allocation V.I. Fund—Class I(1)	Janus Henderson Global Research Portfolio—Institutional Shares(1)	Thrivent Large Cap Growth Portfolio(1)

BlackRock® High Yield V.I. Fund—Class I(1)	Lazard Retirement International Equity Portfolio—Service Shares(1)	Thrivent Mid Cap Index Portfolio(1)

BNY Mellon IP Technology Growth Portfolio—Initial Shares(1)	Lord Abbett Series Fund Developing Growth Portfolio—Class VC(1)	Thrivent Mid Cap Stock Portfolio(1)

BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares(1)	Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC(1)	Thrivent Small Cap Index Portfolio(1)

BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares(1)	LVIP American Century Inflation Protection Fund—Service Class(1)	TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares(1)

ClearBridge Variable Appreciation Portfolio—Class I(1)	LVIP American Century Inflation Protection Fund—Standard Class II(1)	TOPS® Balanced ETF Portfolio—Class 2 Shares(1)

ClearBridge Variable Large Cap Growth Portfolio—Class I(1)	LVIP American Century Mid Cap Value Fund—Service Class(1)	TOPS® Conservative ETF Portfolio—Class 2 Shares(1)

ClearBridge Variable Small Cap Growth Portfolio—Class I(1)	LVIP American Century Mid Cap Value Fund—Standard Class II(1)	TOPS® Growth ETF Portfolio—Class 2 Shares(1)

Columbia Variable Portfolio—Disciplined Core Fund—Class 1(1)	LVIP American Century Value Fund—Service Class(1)	TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares(1)

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1(1)	LVIP American Century Value Fund—Standard Class II(1)	TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares(1)

Columbia Variable Portfolio—Intermediate Bond Fund—Class 1(1)	LVIP Baron Growth Opportunities Fund—Service Class(1)	TOPS® Moderate Growth ETF Portfolio—Class 2 Shares(1)

Columbia Variable Portfolio—Strategic Income Fund—Class 1(1)	LVIP Baron Growth Opportunities Fund—Standard Class(1)	VanEck VIP Emerging Markets Bond Fund—Initial Class Shares(1)

Davis Equity Portfolio(1)	LVIP Franklin Templeton Multi- Factor Emerging Markets Equity Fund—Standard Class(1)	Victory RS Small Cap Growth Equity VIP Series—Class I Shares(1)

Report of Independent Registered Public Accounting Firm (Continued)

Delaware VIP® International Series—Standard Class(1)	LVIP Franklin Templeton Multi- Factor International Equity Fund—Standard Class(1)	Voya High Yield Portfolio—Class I(1)

DFA VA Global Bond Portfolio(1)	LVIP Macquarie Limited-Term Diversified Income Fund—Standard Class(1)	Voya Index Solution 2030 Portfolio— Class Z(1)

DFA VA Global Moderate Allocation Portfolio(1)	LVIP Macquarie Value Fund—Standard Class(1)	Voya Index Solution 2040 Portfolio— Class Z(1)

DFA VA International Small Portfolio(1)	LVIP Mondrian International Value Fund—Standard Class(1)	Voya Index Solution 2050 Portfolio— Class Z(1)

DFA VA International Value Portfolio(1)	LVIP SSgA Bond Index Fund—Standard Class(1)	Voya Limited Maturity Bond Portfolio—Class I(1)

DFA VA U.S. Large Value Portfolio(1)	LVIP SSgA Emerging Markets Equity Index Fund—Standard Class(1)	Voya MidCap Opportunities Portfolio—Class I(1)

DFA VA U.S. Targeted Value Portfolio(1)	LVIP SSgA International Index Fund—Standard Class(1)	Voya Russell™ Mid Cap Index Portfolio—Class I(1)

DFA VIT Inflation-Protected Securities Portfolio(1)	Macquarie VIP Emerging Markets Series—Standard Class(1)	Voya Small Company Portfolio—Class I(1)

DWS Alternative Asset Allocation VIP—Class A(1)	Macquarie VIP International Core Equity Series—Standard Class(2)	VY® JPMorgan Mid Cap Value Portfolio—Class I(1)

DWS Global Small Cap VIP—Class A(1)	Macquarie VIP Small Cap Value Series—Standard Class(1)	VY® JPMorgan Small Cap Core Equity Portfolio—Class I(1)

DWS Small Cap Index VIP—Class A(1)	MFS® Global Growth Portfolio—Initial Class(1)	VY® Morgan Stanley Global Franchise Portfolio—Class R6(1)

DWS Small Mid Cap Value VIP—Class A(1)	MFS® Global Real Estate Portfolio—Initial Class(1)	VY® T. Rowe Price Capital Appreciation Portfolio—Class I(1)

Fidelity® VIP Balanced Portfolio—Initial Class(1)	MFS® Global Tactical Allocation Portfolio—Initial Class(1)	Western Asset Core Plus VIT Portfolio—Class I(1)

Fidelity® VIP Bond Index Portfolio—Initial Class(1)	MFS® International Growth Portfolio—Initial Class(1)

Fidelity® VIP ContrafundSM Portfolio—Initial Class(1)	MFS® International Intrinsic Value Portfolio—Initial Class(1)

(1) Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023

(2) Statement of operations and statement of changes in net assets for the period April 26, 2024 (commencement of operations) through December 31, 2024

(3) Statement of operations and statement of changes in net assets for the period May 1, 2024 (commencement of operations) through December 31, 2024

(4) Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the year ended December 31, 2024 and the period September 23, 2023 (commencement of operations) through December 31, 2023

Report of Independent Registered Public Accounting Firm (Continued)

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the custodian and the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 8, 2025

We have served as the auditor of one or more of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I since 1998.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of

New York Life Insurance Company)

STATUTORY FINANCIAL STATEMENTS

AND SUPPLEMENTAL SCHEDULES

December 31, 2024, 2023 and 2022

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation

Opinions

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2024 and 2023, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017

T: (646) 471 3000, www.pwc.com/us

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, summary investment schedule, investment risks interrogatories, and supplemental schedule of reinsurance contracts (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2024 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

New York, New York
February 28, 2025

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2024	2023

	(in millions)
Assets
Bonds	$102,133	$102,056
Common and preferred stocks	775	659
Mortgage loans	17,450	15,484
Policy loans	1,024	928
Other invested assets	3,930	3,583
Cash, cash equivalents and short-term investments	3,363	1,696
Derivatives	1,519	1,196

Total cash and invested assets	130,194	125,602
Investment income due and accrued	1,031	1,005
Admitted disallowed interest maintenance reserve	528	328
Interest in annuity contracts	11,428	10,774
Other assets	1,277	1,201
Separate accounts assets	60,358	55,405

Total assets	$204,816	$194,315

Liabilities, capital and surplus
Liabilities:
Policy reserves	$117,165	$112,990
Deposit funds	1,968	1,583
Policy claims	1,112	1,041
Separate accounts transfers due and accrued	(1,288)	(1,114)
Obligations under structured settlement agreements	11,428	10,774
Amounts payable under security lending agreements	1,004	678
Other liabilities	2,585	2,106
Asset valuation reserve	2,086	1,939
Separate accounts liabilities	60,339	55,388

Total liabilities	196,399	185,385

Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	4,458
Special surplus for admitted disallowed interest maintenance reserve	528	328
Unassigned surplus	3,406	4,119

Total capital and surplus	8,417	8,930

Total liabilities, capital and surplus	$204,816	$194,315

See accompanying notes to financial statements.

3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2024	2023	2022
	(in millions)
Income
Premiums	$22,044	$20,726	$24,742
Net investment income	5,520	5,276	4,304
Other income	1,204	1,129	1,093

Total income	28,768	27,131	30,139

Benefits and expenses
Benefit payments:
Death benefits	2,263	2,275	2,345
Annuity benefits	4,006	3,664	3,431
Surrender benefits	17,393	16,019	12,965
Other benefit payments	125	103	93

Total benefit payments	23,787	22,061	18,834
Additions to policy reserves	4,223	3,334	9,721
Net transfers (from)/to separate accounts	(1,614)	(648)	444
Operating expenses	1,816	1,710	1,645

Total benefits and expenses	28,212	26,457	30,644

Gain/(loss) from operations before federal and foreign income taxes	556	673	(505)
Federal and foreign income taxes	210	268	114

Net gain/(loss) from operations	346	405	(619)
Net realized capital (losses)/gains, after taxes and transfers to interest maintenance reserve	(71)	188	(37)

Net income/(loss)	$275	$593	$(656)

See accompanying notes to financial statements.

4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2024	2023	2022
	(in millions)
Capital and surplus, beginning of year	$8,930	$8,537	$9,734
Net increase/(decrease) due to:
Net income/(loss)	275	593	(656)
Change in net unrealized capital (losses)/gains on investments	157	(268)	(153)
Change in nonadmitted assets	(264)	(89)	(300)
Change in reserve valuation basis	183	31	—
Change in asset valuation reserve	(147)	(49)	(16)
Change in net deferred income tax	167	189	311
Dividends to parent	(890)	—	(400)
Prior period corrections	—	—	—
Other adjustments, net	6	(14)	17

Net (decrease)/increase	(513)	393	(1,197)

Capital and surplus, end of year	$8,417	$8,930	$8,537

See accompanying notes to financial statements.

5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2024	2023	2022
	(in millions)
Cash flows from operating activities:
Premiums received	$18,059	$16,730	$20,995
Net investment income received	5,102	4,878	3,888
Other	1,204	1,130	1,095

Total received	24,365	22,738	25,978

Benefits and other payments	19,657	18,054	15,140
Net transfers (from)/to separate accounts	(1,574)	(635)	334
Operating expenses	1,769	1,548	1,580
Federal income taxes	234	235	101

Total paid	20,086	19,202	17,155

Net cash from/(used in) operating activities	4,279	3,536	8,823

Cash flows from investing activities:
Proceeds from investments sold	8,233	4,331	6,998
Proceeds from investments matured or repaid	15,028	9,850	8,889
Cost of investments acquired	(25,514)	(21,917)	(20,237)
Net change in policy loans	(97)	(66)	(9)

Net cash (used in)/from investing activities	(2,350)	(7,802)	(4,359)

Cash flows from financing and miscellaneous activities:
Dividends to New York Life	(890)	—	(400)
Other miscellaneous uses	627	(438)	574

Net cash (used in)/from financing and miscellaneous activities	(263)	(438)	174

Net increase/(decrease) in cash, cash equivalents and short-term investments	1,666	(4,704)	4,638
Cash, cash equivalents and short-term investments, beginning of year	1,697	6,401	1,763

Cash, cash equivalents and short-term investments, end of year	$3,363	$1,697	$6,401

See accompanying notes to financial statements.

6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2024	2023	2022
	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Transfer of bond investment to bond investment	$914	$556	$6,760
Transfer of other invested assets investment to insurance affiliate in exchange for bonds	$—	$—	$250
Transfer of assets between bond investment and other invested assets	$25	$23	$146
Capitalized interest on bonds and mortgage loans	$79	$76	$95
Depreciation/amortization on fixed assets	$91	$92	$73
Low-income housing tax credit future commitments	$43	$10	$68
Transfer of mortgage loans to other invested assets	$31	$3	$44
Transfers between equity investment and equity investment	$6	$40	$34
Bonds to be announced commitments - purchased/sold	$—	$—	$19
Other invested assets stock distribution	$—	$—	$6

See accompanying notes to financial statements.

7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

December  31, 2024, 2023 and 2022

NOTE 1—NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2—BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“the Department” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Changes in Accounting Policy

On September 30, 2024, the Company changed its accounting policy on the reporting of premiums and benefits on internal replacement transactions. Internal replacements refer to transactions whereby a policyholder transfers the cash surrender value from their current policy into a similar policy. Premiums and benefits from these types of exchanges are now reported gross in the statement of operations. Our previous policy, which was discussed with the Department and to which they had no objection, was to net the benefit expense against the premium income in the statement of operations. Premium income and benefit expense include 4,011 million, 3,982 million and 3,709 million from internal replacements for 2024, 2023, and 2022, respectively. The Company’s annual statement does not reflect this change in the 2023 and 2022 reported premium and benefit amounts. Therefore, premium and benefit for 2023 and 2022 are understated in the Company’s annual statement by $3,982 million and $3,709 million, respectively. This change in accounting policy has no net impact on the Company’s profit or loss, nor does it affect surplus, as the gross reporting of premiums and benefits is offset by corresponding amounts in both income and expense.

Change in Reserve Valuation Basis

For the year ended December 31, 2024, the Department granted approval for the Company to change the reserve valuation basis for variable deferred annuities to VM-21. Prior to this change, reserves for these policies were computed in accordance with the minimum statutory reserve standard required under the New York State Department of Financial Services (“NYSDFS”) Regulation 213, which results in reserves that are higher than those computed pursuant to VM-21, which is the Delaware minimum reserve standard. For the index-linked account corresponding to a variable annuity product, the Company still applies Actuarial Guideline XXXV. As of December 31, 2024, the impact of this change in reserve valuation basis resulted in a reduction of policy reserves of $47 million and an increase in expense allowances recognized in reserves (included in Separate Accounts transfers due and accrued) of $136 million, thereby increasing statutory surplus by $183 million. In 2023, there were no changes in reserve valuation basis.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

Statutory vs. U.S. GAAP Basis of Accounting

Financial statements prepared under NAIC SAP as determined under Delaware State Insurance Law vary from those prepared under U.S. GAAP. The effects of those differences are material to the Company’s financial statements. The primary differences that would most likely be material are as follows:

Investments

•

investments in bonds are generally carried at amortized cost or values as prescribed by the Department, whereas under U.S. GAAP, investments in bonds that are classified as available for sale or trading are carried at fair value, with changes in fair value of bonds classified as available for sale reflected in equity, and changes in fair value of bonds classified as trading reflected in earnings;

•

investments in noncontrolled partnerships and limited liability companies are accounted for under the equity method for both NAIC SAP and U.S. GAAP. Under the statutory equity method, undistributed income and capital gains and losses for these investments are reported in surplus as unrealized gains or losses, whereas under U.S. GAAP, in many cases, for investment companies, unrealized gains and losses are included in net investment income;

•

credit loss-related bond impairments that are deemed to be other than temporary are recorded as a direct write-down to the security without the ability to reverse those losses in the future if expected cash flows increase. Under U.S. GAAP, estimated credit losses on bonds classified as available for sale are recorded through an allowance for credit losses subject to future reversals if expected cash flows increase;

specific valuation allowances are established for the excess carrying value of a mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Under U.S. GAAP, a valuation allowance is established for expected credit losses. The valuation allowance under U.S. GAAP is based on historical experience, current economic conditions and reasonable and supportable forecasts;

•

realized gains and losses resulting from changes in interest rates are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold, whereas under U.S. GAAP, the gains and losses are recognized in income at the time of sale;

•	certain derivative instruments are carried at amortized cost, whereas under U.S. GAAP, all derivative instruments are carried at fair value;

Insurance Contracts

•

contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts, whereas under U.S. GAAP, only contracts that have significant mortality or morbidity risk are classified as insurance contracts otherwise they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments;

•

payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances;

•

the costs related to acquiring insurance contracts (principally commissions), policy issue expenses and sales inducements are charged to income in the period incurred, whereas under U.S. GAAP, these costs are deferred when related directly to successful sales and amortized over the periods benefited;

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

•	life insurance and annuity reserves are based on different statutory methods and assumptions than they are under U.S. GAAP;

•

reinsurance agreements are accounted for as reinsurance on an NAIC SAP and U.S. GAAP basis if certain risk transfer provisions have been met. NAIC SAP requires the reinsurer to assume insurance risk, regardless of the significance of the loss potential, whereas U.S. GAAP requires that there is a reasonable possibility that the reinsurer may realize significant loss from assuming insurance risk; assets and liabilities from reinsurance transactions are reported net of reinsurance, whereas under U.S. GAAP, assets and liabilities from reinsurance transactions are reported gross of reinsurance;

Taxes

•

deferred income taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus, whereas under U.S. GAAP, deferred income taxes include federal and state income taxes and changes in deferred taxes are reflected in either earnings or other comprehensive income;

•

a tax loss contingency is required to be established if it is more likely than not that a tax position will not be sustained upon examination by taxing authorities. If a loss contingency is greater than 50% of the tax benefit associated with a tax position, the loss contingency is increased to 100%, whereas under U.S. GAAP the amount of the benefit for any uncertain tax position is the largest amount that is greater than 50% likely of being realized upon settlement;

Surplus

•

an asset valuation reserve (“AVR”) based on a formula prescribed by the NAIC is established as a liability to offset potential non-interest related investment losses. Changes in the AVR are recorded directly to surplus, whereas under U.S. GAAP, no AVR is recognized;

•

certain assets, such as deferred taxes as noted above, intangible assets, furniture and equipment, and unsecured receivables are considered nonadmitted and excluded from assets, whereas they are included in assets under U.S. GAAP subject to a valuation allowance, as appropriate.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Residual interests in securitizations are reported as other invested assets at the lower of cost or fair value. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for bonds.

Under NAIC SAP, Securities Valuation Office (“SVO”)-identified investments, which include certain SVO approved exchange traded funds (“ETFs”) and mutual funds, are eligible for classification as bonds as identified in the SVO’s Purposes and Procedures Manual. SVO-identified bond ETFs are stated at fair value.

The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities backed by the U.S. government (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For all other securities, including all loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Redeemable preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Redeemable preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Perpetual preferred stock and mandatory convertible preferred stock are valued at fair value, not to exceed any currently effective call price. Refer to Note 9 —Fair Value Measurements for discussion on the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of investment funds registered with the U.S. Securities and Exchange Commission (“SEC”), as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion on the valuation approach and methods for common stocks.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment’s amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the IMR if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (a) has the intent to sell the security or (b) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment (“OTTI”), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. In the absence of an admissible audit, the entire investment is nonadmitted. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Effective October 1, 2024, residual tranches of securitizations are reported using a cost recovery method, which is a practical expedient allowed under statutory accounting rules. Under the cost recovery method, distributions received are treated as a reduction of the residual’s book value. Investment income is not recognized until the book value of the residual has been reduced to zero. An OTTI is recorded when fair value of the residual is below its book value. Prior to October 1, 2024, most residuals were reported at the lower of cost or market and income was accrued using an effective yield method.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Real Estate

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over the shorter of their estimated useful life, or the remaining estimated life of the real estate. Rental revenue from leased real estate is recognized on a straight-line basis over the lease term.

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, and within other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. For foreign currency swaps used under a fair value hedge designation, the Company excludes the cross-currency basis spread in its calculation of effectiveness as allowed under statutory accounting guidance. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and within other income for hedges of liabilities. Upon termination or maturity, the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.

14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly; alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, and therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

The Company reports cash flows from the purchase or termination of derivative instruments as cash flows from investing activities unless there is a significant financing element. Income payments, which include all cash settlements and foreign exchange payments are classified as cash flows from operating activities. Changes in receivables and payables related to collateral are reported in investing activities.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

AVR and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR. The Company admits negative IMR up to 10% of its capital and surplus as required to be shown on the balance sheet of the statutory financial statements most recently filed with its domiciliary state insurance regulator, adjusted to exclude any net positive goodwill, electronic database processing equipment and operating system software, net deferred tax assets and admitted net negative IMR.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Premiums and Related Expenses

Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds. Internal replacements refer to transactions whereby a policyholder transfers the surrender value from their current policy into a similar policy. Premiums and benefits from internal replacements are reported gross in the accompanying Statutory Statement of Operations

Net Investment Income

Income from investments, including amortization of premium, accrual of discount and similar items, as well as income from prepayment penalties, is recorded within net investment income, unless otherwise stated herein.

Policy Reserves

Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for a discussion of reserves in excess of minimum NAIC requirements.

Deposit Funds

Deposit funds relate to contracts that do not subject the Company to mortality and/or morbidity risk. Amounts received as payment for these contracts, benefits paid and interest credited are reported as adjustments to the deposit fund liability. The Company’s deposit fund liability primarily relates to fixed period annuities and supplemental contracts without life contingencies. Refer to Note 12 - Insurance Liabilities for further details on this liability.

Federal Income Taxes

The Company is a member of an affiliated group which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company computes its share of consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in New York Life’s consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company generally recognizes deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) for expected future tax consequences of temporary differences between statutory and taxable income. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Limitations on the admitted amount of DTA are calculated in accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 101, “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit. Refer to Note 16 - Income Taxes for more detailed information about the Company’s income taxes.

Separate Accounts

The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.

Other Assets and Liabilities

Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of derivative liabilities, reinsurance payables, amounts payable for undelivered securities and payable to parent.

Nonadmitted Assets

Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the Department to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.

Fair Value of Financial Instruments and Insurance Liabilities

Fair value of various assets and liabilities is included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.

Foreign Currency Transactions

For foreign currency items, income and expenses are translated at the average exchange rate for the period while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NOTE 4—BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to various risks, including, but not limited to, insurance, financial, operational, and regulatory risks.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company’s insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk, and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity (“VA”) and certain variable universal life (“VUL”) products issued by the Company. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include general risk of loss of investment, market volatility, interest rate, liquidity, credit, valuation, regulatory change, currency, geographic and counterparty risks. In addition, the investment portfolio is exposed to climate risk, which may affect the value of the Company’s investments.

The Company is subject to various operational risks that could adversely impact its profitability, notably technology risks, which include cybersecurity. Technology risks may involve failures or inadequacies in the Company’s technology systems, including the risk of damage to or theft of Company information, whether in digital or physical formats, or breaches of the Company’s technology platforms. Operational risks also include business disruption risks, which may involve disruptions to mission-critical business functions as a result of system or infrastructure failures, malicious activity, pandemics, and natural and man-made disasters. Climate change may increase the frequency and severity of certain natural disasters that can lead to operational risks.

The Company continues to monitor the economic environment and other potential impacts that could result from current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

During 2024, the NAIC adopted changes to SSAP No. 21 “Other Admitted Assets,” which revise the accounting guidance for residual tranches of securitizations. The new guidance provides a practical expedient that allows for the use of a cost recovery method. Under the cost recovery method, distributions received from the investment are treated as a reduction of the residual’s book value. Investment income is not recognized until the book value of the residual has been reduced to zero. The Company early adopted the new guidance on a prospective basis on October 1, 2024. There was no impact to surplus upon adoption. The Company reclassified $1 million from unrealized gains to realized gains upon adoption.

During 2023, the NAIC adopted revisions to SSAP No. 48 “Joint Ventures, Partnerships and Limited Liability Companies”, SSAP No. 30 “Common Stock” and SSAP No. 32 “Preferred Stock” regarding residual investments. The amended guidance clarified that equity investments issued from entities that are in substance securitization vehicles are to be reported as residual investments. The adoption of this guidance had no impact to the Company’s surplus, but required the reclassification of $3 million at December 31, 2023 of investments in limited partnerships as residual investments.

In 2023, the NAIC adopted Interpretation (“INT”) 23-01, which prescribes limited-time, optional, statutory accounting guidance as an exception to the existing guidance detailed in SSAP No. 7 “Asset Valuation Reserve and Interest Maintenance Reserve” and the annual statement instructions that requires non-admittance of a negative IMR. Under the INT, reporting entities are allowed to admit negative IMR if certain criteria are met. The adoption of this guidance allowed the Company to admit $544 million (including $16 million from Separate Accounts) and $328 million of negative IMR at December 31, 2024 and December 31, 2023, respectively, which increased the Company’s total assets. There was no impact to net income from this change. New disclosures required under the INT have been included in Note 6 - Investments.

In 2023, the NAIC adopted revisions to SSAP No. 86 “Derivatives”, which adopt with modification U.S. GAAP guidance in determining hedge effectiveness. More specifically, SSAP No. 86 was modified to incorporate measurement guidance for excluded components when measuring hedge effectiveness of foreign currency swaps and foreign currency forwards. In addition, new guidance was added regarding the portfolio layer method and partial term hedges for fair value hedges. The Company adopted this guidance on January 1, 2023 with no impact to surplus at adoption. New disclosures related to this guidance were added to Note 7 - Derivative Instruments and Risk Management.

The NAIC adopted revisions to SSAP No. 43R “Loan-Backed and Structured Securities” to require residual tranches of securitizations to be reported as other invested assets at the lower of cost or market. Residual tranches have been defined under SSAP No. 43R as those investments in a securitization that have no contractual payments, whether principal or interest, or both and where payment to the holders of the instruments only occurs after contractual interest and principal payments have been made to the other tranches in the securitization based on any remaining funds. The Company adopted this guidance at December 31, 2022 and reclassified residual tranches with a book value of $94 million from Bonds to Other invested assets. The reclassification had no impact on income or surplus.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS (continued)

The NAIC adopted revisions to SSAP No. 25 “Affiliates and Other Related Parties” in 2022, with additional revisions issued in 2023, to clarify that for entities not controlled by voting interests, such as limited partnerships, trusts and other special purpose entities, control may be held by a general partner, servicer, or by other arrangements. The ability of the reporting entity or its affiliates to direct the management and policies of an entity through such arrangements shall constitute control as defined in SSAP No. 25. Updates were also adopted in SSAP No. 43R to clarify that investments from any arrangement that results in direct or indirect control of an investee, which include but are not limited to control through a servicer or other controlling arrangement, shall be reported as affiliated in accordance with SSAP No. 25. The Company invests in asset-backed securities issued by securitization vehicles that are managed by its asset management affiliates. These investments do not have any credit risk exposure to affiliates, but are now reported as affiliated investments in Note 6 - Investments based on the revisions adopted. Reporting these investments as affiliated only impacted disclosures and had no impact on the Company’s income or surplus.

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company’s contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform has no material impact to the Company’s surplus or net income at December 31, 2024.

NOTE 6—INVESTMENTS

Bonds

The carrying value and estimated fair value of bonds by maturity at December 31, 2024 and 2023, were as follows (in millions):

	$		$		$		$
	2024				2023
	Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value
Due in one year or less		$10,551		$10,455		$7,562		$7,396
Due after one year through five years(1)		37,460		36,415		40,965		39,741
Due after five years through ten years		24,871		23,273		25,625		23,810
Due after ten years		29,251		24,372		27,905		24,094

Total		$102,133		$94,516		$102,056		$95,041

(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and two affiliated bonds issued by NYL Investment Management Holdings LLC (“NYL Investments”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities (“ABS”) are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $150 million and $44 million at December 31, 2024 and 2023, respectively, and cash equivalents with a carrying value of $3,398 million and $1,875 million at December 31, 2024 and 2023, respectively, are due in one year or less. Carrying value approximates fair value for these investments.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

At December 31, 2024 and 2023, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	$		$		$		$
	2024
	Carrying Value		Unrealized Gains		Unrealized Losses		Estimated Fair Value
U.S. governments		$5,127		$2		$1,412		$3,717
All other governments		260		1		19		243
U.S. special revenue and special assessment		9,345		23		1,129		8,238
Industrial and miscellaneous unaffiliated		83,183		456		5,550		78,089
Parent, subsidiaries, and affiliates(1)		3,298		22		6		3,314
Hybrid securities		358		5		9		353
SVO identified funds		562		—		—		562

Total		$102,133		$509		$8,126		$94,516

(1) The carrying value includes $267 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	$		$		$		$
	2023
	Carrying Value		Unrealized Gains		Unrealized Losses		Estimated Fair Value
U.S. governments		$5,663		$12		$1,237		$4,438
All other governments		247		3		17		233
U.S. special revenue and special assessment		10,509		59		1,011		9,557
Industrial and miscellaneous unaffiliated		81,442		611		5,370		76,683
Parent, subsidiaries, and affiliates(1)		3,120		1		34		3,087
Hybrid securities		319		2		31		289
SVO identified funds		755		—		—		755

Total		$102,056		$687		$7,702		$95,041

(1) The carrying value includes $241 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

Common and Preferred Stocks

The following table presents the carrying value and change in unrealized gains (losses) of common and preferred stocks at December 31, 2024 and 2023 (in millions):

	$		$		$		$
	2024				2023
	Carrying Value		Change in Unrealized Gains (Losses)		Carrying Value		Change in Unrealized Gains (Losses)
Common stocks		$732		$(9)		$615		$(172)
Preferred stocks		43		—		44		(3)

Total		$775		$(9)		$659		$(175)

21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Mortgage Loans

The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2024 were 11.5% and 5.0% and funded during 2023 were 12.7% and 5.5%, respectively. For 2024 and 2023, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 92.4% (average percentage was 58.1% and 58.0% at December 31, 2024 and 2023, respectively). For 2024 and 2023, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 43.4% and 46.4% at December 31, 2024 and 2023, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company’s commercial mortgage loans were held in a form of participations with the carrying value of $17,447 million and $15,185 million at December 31, 2024 and 2023, respectively. These loans were originated or acquired by New York Life. Refer to Note 11 - Related Party Transactions for more detail on these transactions.

At December 31, 2024 and 2023, the distribution of the mortgage loan portfolio by property type and geographic location was as follows ($ in millions):

	$		$		$		$
	2024				2023
	Carrying Value		% of Total		Carrying Value		% of Total
Property Type:
Industrial		$6,162		35.3%		$4,713		30.4%
Apartment buildings		4,968		28.5		4,225		27.3
Office buildings		2,881		16.5		3,304		21.3
Retail facilities		2,627		15.1		2,742		17.7
Hotels		356		2.0		301		1.9
Other		453		2.6		195		1.3
Residential		4		—		4		—

Total		$17,450		100.0%		$15,484		100.0%

	$		$		$		$
	2024				2023
	Carrying Value		% of Total		Carrying Value		% of Total
Geographic Location:
Central		$5,086		29.1%		$4,331		28.0%
Pacific		3,956		22.7		3,641		23.5
South Atlantic		4,185		24.0		3,530		22.8
Middle Atlantic		3,516		20.1		3,215		20.8
New England		607		3.5		673		4.3
Other		100		0.6		93		0.6

Total		$17,450		100.0%		$15,484		100.0%

At December 31, 2024 and 2023, mortgage loans of $82 million and $110 million, respectively, were past due 90 days and over.

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The Company maintains a watchlist of commercial mortgage loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income and expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans.

Fair value of the collateral for commercial mortgages (excluding credit loans) over $10 million is generally updated every three years, unless a more current appraisal is warranted. For portfolio loans, which are collateralized by multiple commercial properties, inspections are done every three years for approximately 50% of the property value in the portfolio. Commercial mortgages less than $10 million have an on-site inspection performed by an external inspection service generally every three years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different schedule to address additional risks that resulted from rising interest rates or distress in the market due to return to work issues. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2024 and 2023, LTVs on the Company’s mortgage loans were as follows (in millions):

	$		$		$		$		$		$		$		$
	2024
Loan to Value % (By Class)	Apartment Buildings		Office Buildings		Industrial		Retail Facilities		Hotels		Residential		Other		Total
Above 95%		$—		$161		$—		$—		$—		$—		$8		$170
91% to 95%		86		108		—		72		13		—		—		280
81% to 90%		76		346		—		13		—		—		—		434
71% to 80%		486		569		195		345		23		—		16		1,635
Below 70%		4,321		1,696		5,967		2,197		319		4		428		14,932

Total		$4,968		$2,881		$6,162		$2,627		$356		$4		$453		$17,450

	$		$		$		$		$		$		$		$
	2023
Loan to Value % (By Class)	Apartment Buildings		Office Buildings		Industrial		Retail Facilities		Hotels		Residential		Other		Total
Above 95%		$—		$254		$—		$—		$—		$—		$—		$254
91% to 95%		6		47		—		110		—		—		8		171
81% to 90%		70		462		—		203		36		—		—		771
71% to 80%		91		394		110		254		—		—		14		862
Below 70%		4,059		2,147		4,603		2,176		265		4		173		13,426

Total		$4,225		$3,304		$4,713		$2,742		$301		$4		$195		$15,484

23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

At December 31, 2024 and 2023, impaired mortgage loans were as follows (in millions):

	$		$		$		$		$		$
	2024
Type	Impaired Loans with Allowance for Credit Losses		Related Allowance		Impaired Loans Without Allowance for Credit Losses		Average Recorded Investment		Interest Income Recognized		Interest Income on a Cash Basis During the Period
Residential		$—		$—		$—		$—		$—		$—
Commercial		63		15		98		150		5		1

Total		$63		$15		$98		$150		$5		$1

	$		$		$		$		$		$
	2023
Type	Impaired Loans with Allowance for Credit Losses		Related Allowance		Impaired Loans Without Allowance for Credit Losses		Average Recorded Investment		Interest Income Recognized		Interest Income on a Cash Basis During the Period
Residential		$—		$—		$—		$—		$—		$—
Commercial		191		72		110		150		14		11

Total		$191		$72		$110		$150		$14		$11

Other Invested Assets

The carrying value of other invested assets at December 31, 2024 and 2023 consisted of the following (in millions):

	$		$
	2024		2023
Limited partnerships and limited liability companies(1)		1,723		1,424
Affiliated non-insurance subsidiaries		1,372		1,238
Other investments		239		324
Derivative collateral		102		137
Residuals		155		139
Tax credit investments		330		308
Loan to affiliates		9		13

Total other invested assets		$3,930		$3,583

(1) At December 31, 2024 and 2023, the Company had $7 million and $4 million, respectively, of investments in other invested assets that were nonadmitted, and therefore, excluded from the amounts above.

24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2024 and 2023 consisted of the following (in millions):

	$		$		$		$		$		$
	2024				2023				2022
	Net Investment Income (Loss)		Change in Unrealized Gains (Losses)(1)		Net Investment Income (Loss)		Change in Unrealized Gains (Losses)(1)		Net Investment Income (Loss)		Change in Unrealized Gains (Losses)(1)
Limited partnerships and limited liability companies		$53		$10		$47		$(58)		$41		$(12)
Affiliated non-insurance subsidiaries		98		134		345		(79)		176		29
Other Invested Assets		9		—		8		—		9		—
Real estate investment property		17		—		17		—		22		—
Residuals		11		4		17		(5)		2		(7)
Tax credit Investments		(38)		—		(36)		—		(40)		—
Loans to affiliates		1		—		1		—		1		—

Total other invested assets		$151		$148		$399		$(142)		$211		$10

(1) Includes unrealized foreign exchange gains (losses) of $8 million, $2 million and $(18) million in 2024, 2023 and 2022 respectively.

Affiliated non-insurance subsidiaries consist of the Company’s limited liability company investment in (MCF). The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in leveraged buy-out funds, real estate funds, and other private equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Capital and Surplus.

Effective October 1, 2024, residual tranches of securitizations are reported using a cost recovery method where distributions received are treated as a reduction of the residual’s book/adjusted carrying value. Investment income is not recognized until the book/adjusted carrying value of the residual has been reduced to zero. Prior to October 1, 2024, most residuals were reported at the lower of cost or market and income was accrued using an effective yield method. Interest earned on these investments is included in Net Investment Income in the accompanying Statutory Statement of Operations.

Other investments consist primarily of investments in surplus notes and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations. Included are two collateral loans, one backed by the US government and the other backed by US government securities with a total carrying value of $12 million at December 31, 2024. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

The Company has equity investments in Low Income Housing Tax Credit (“LIHTC”) and wind energy LLCs and debt investments in New Market Tax Credit (“NMTC”) LLCs, which have the primary purpose of generating tax credits for the Company. Investments in LIHTC and NMTC tax credit structures are initially recorded at cost and carried at amortized cost unless considered impaired. The amortization of these investments is reported in Net investment income in the accompanying Statutory Statement of Operations. Wind energy investments are reported under the equity method of accounting and the equity pick up is reported in Net investment income in the accompanying Statutory Statement of Operations. The tax credits received on all tax credit investments are recorded in Income Tax Expense in the accompanying Statutory Statement of Operations.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 1 year to 13 years. During 2024, 2023 and 2022, the Company recorded amortization on these investments under the proportional amortized cost method of $22 million, $17 million, and $10 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $25 million, $20 million, and $12 million for 2024, 2023 and 2022, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 1 years to 15 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.

Admitted Goodwill

The following table represents goodwill generated under the statutory purchase method of accounting ($ in millions):

		$		$		$		$		$		$		$		$
Purchased Entity	Financial Statement Line	Acquisition Date		Cost of Acquisition		Original Amount of Goodwill		Original Amount of Goodwill Admitted		Admitted Goodwill at 12/31/24		Amortization for the Year Ended 12/31/24		Book Value		Admitted Goodwill as a % of Book Adjusted Carrying Value, Gross of Admitted Goodwill
Stone Ridge Holdings Group LLC	Other invested assets		1/19/2024		$250		$153		$153		$138		$15		$254	54%

As required under NAIC SAP, goodwill is limited in the aggregate to 10% of the acquiring entity’s capital and surplus, adjusted to exclude any net positive goodwill, electronic database processing equipment and operating system software, and net deferred tax assets. The table below shows the calculation of the Company’s adjusted surplus for purposes of the goodwill admissibility calculation ($ in millions):

	$		$
	Calculation of Limitation as of
	September 30, 2024		December 31, 2024
Capital and surplus		$8,282
Less:
Admitted positive goodwill		142
Admitted EDP equipment and operating system software		—
Admitted net deferred taxes		699

Total adjustments		841

Adjusted capital and surplus		$7,441

Limitation on amount of goodwill (adjusted capital and surplus times 10%)				$744
Current period reported admitted goodwill				$138
Current period admitted goodwill as a % of prior period adjusted capital and surplus				2%

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Assets on Deposit or Pledged as Collateral

At December 31, 2024 and 2023, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	$		$		$		$		$		$		$
	2024
	Gross (Admitted and Nonadmitted) Restricted										Percentage
Restricted Asset Category	Total General Account		Total From Prior Year		Increase (Decrease)		Total Nonadmitted Restricted		Total Admitted Restricted		Gross (Admitted and Non-admitted) Restricted to Total Assets		Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements		$1,000		$675		$325		$—		$1,000		0.5%		0.5%
Subject to reverse repurchase agreements		460		210		250		—		460		0.2		0.2
Subject to dollar repurchase agreements		—		—		—		—		—		0.0		0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock		28		37		(9)		—		28		0.0		0.0
FHLB capital stock		25		25		—		—		25		0.0		0.0
On deposit with states		5		4		1		—		5		0.0		0.0
Pledged as collateral or other restricted assets not captured in other categories		6		10		(4)		—		6		0.0		0.0

Total restricted assets		$1,523		$961		$563		$—		$1,524		0.7%		0.7%

	$		$		$		$		$		$		$
	2023
	Gross (Admitted and Nonadmitted) Restricted										Percentage
Restricted Asset Category	Total General Account		Total From Prior Year		Increase (Decrease)		Total Nonadmitted Restricted		Total Admitted Restricted		Gross (Admitted and Non-admitted) Restricted to Total Assets		Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements		$675		$675		$—		$—		$675		0.3%		0.3%
Subject to reverse repurchase agreements		210		185		25		—		210		0.1		0.1
Subject to dollar repurchase agreements		—		—		—		—		—		0.0		0.0
Letter stock or securities restricted as to sale - excluding FHLB capital stock		37		38		(1)		—		37		0.0		0.0
FHLB capital stock		25		25		—		—		25		0.0		0.0
On deposit with states		4		4		—		—		4		0.0		0.0
Pledged as collateral not captured in other categories		10		3		7		—		10		0.0		0.0

Total restricted assets		$961		$930		$31		$—		$961		0.5%		0.5%

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Loaned Securities and Repurchase Agreements

The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third-parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2024, the Company recorded cash collateral received under these agreements of $1,000 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2024 was $1,010 million with a fair value of $975 million. At December 31, 2023, the carrying value was $688 million, with a fair value of $658 million. The reinvested collateral is reported in bonds, and Cash, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $1,040 million and $707 million at December 31, 2024 and 2023, respectively.

At December 31, 2024, the carrying value and fair value of securities held under agreements to purchase and resell was $460 million, which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 2 days and a weighted average yield of 4.5%. At December 31, 2023, the carrying value and fair value of securities held under agreements to purchase and resell was $210 million which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 2 days and a weighted average yield of 5.3%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2024 and 2023, the Company was not a party to any dollar repurchase agreements in the general account. At December 31, 2024 and 2023, the Company was not a party to any dollar repurchase agreements in the separate accounts.

Collateral Received

At December 31, 2024 and 2023, assets received as collateral reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral, were as follows ($ in millions):

	$	$	$	$
	2024
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$1,000	$1,000	0.7%	0.7%
Derivatives	1,253	1,253	0.9	0.9

Total	$2,253	$2,253	1.5%	1.6%

	2023
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	838	838	0.6	0.6

Total	$1,513	$1,513	1.1%	1.1%

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	$		$		$		$
	2024				2023
Recognized Liability to Return Collateral	Amount		% Total Liabilities		Amount		% Total Liabilities
Amounts payable under securities lending agreements		$1,000		0.7%		$675		0.5%
Other liabilities (derivatives)		1,241		0.9		823		0.6
Separate accounts liabilities (derivatives)		12		—		14		—
Borrowed money (repurchase agreements)		—		—		—		—

Total		$2,253		1.6%		$1,513		1.1%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

Composition of Collateral Received

The following tables present the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$
	2024
	Remaining Contractual Maturity of the Agreements
	Open		30 days or less		31 to 60 days		61 to 90 days		Greater than 90 days		Total
US. Treasury		$—		$—		$—		$—		$—		$—
U.S. government corporation & agencies		2		—		—		—		—		2
Foreign governments		—		—		—		—		—		—
U.S. corporate		827		—		—		—		—		827
Foreign corporate		171		—		—		—		—		171

Total general account securities lending transactions		$1,000		$—		$—		$—		$—		$1,000

	$		$		$		$		$		$
	2023
	Remaining Contractual Maturity of the Agreements
	Open		30 days or less		31 to 60 days		61 to 90 days		Greater than 90 days		Total
US. Treasury		$84		$—		$—		$—		$—		$84
U.S. government corporation & agencies		1		—		—		—		—		1
Foreign governments		3		—		—		—		—		3
U.S. corporate		498		—		—		—		—		498
Foreign corporate		89		—		—		—		—		89

Total general account securities lending transactions		$675		$—		$—		$—		$—		$675

At December 31, 2024 and 2023, there were no separate account securities cash collateral received under securities lending agreements.

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Reinvestment of Collateral Received

The following tables present the term and aggregate fair value at December 31, 2024 and 2023 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	$		$		$		$
	2024				2023
Period to Maturity	Amortized Cost		Fair Value		Amortized Cost		Fair Value
Open		$—		$—		$—		$—
30 days or less		773		773		429		429
31 to 60 days		25		25		37		37
61 to 90 days		84		84		42		42
91 to 120 days		27		27		—		—
121 to 180 days		26		26		6		6
181 to 365 days		35		35		36		36
1 to 2 years		70		71		86		86
2 to 3 years		—		—		70		70
Greater than 3 years		—		—		—		—

Total collateral reinvested		$1,039		$1,040		$706		$707

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.

Reverse Repurchase Agreement Transactions

The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party reverse repurchase agreements at December 31, 2024 and 2023 (in millions):

	2024		2023
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$481	$—	$—	$—
2 Days to 1 Week	$—	$460	$221	$210
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2024 and 2023, the Company did not have any defaulted reverse repurchase agreements.

30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2024 and 2023 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2024	$476	$460
Third Quarter 2024	$481	$458
Second Quarter 2024	$477	$460
First Quarter 2024	$465	$465

Fourth Quarter 2023	$221	$210
Third Quarter 2023	$224	$210
Second Quarter 2023	$222	$221
First Quarter 2023	$221	$206

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreement transactions by remaining contractual maturity for four quarters of 2024 and 2023 (in millions):

	$		$		$		$
	Overnight and Continuous		30 days or Less		31 to 90 Days		> 90 Days
Maximum Amount
Fourth Quarter 2024		$—		$—		$—		$486
Third Quarter 2024		$—		$—		$—		$491
Second Quarter 2024		$—		$—		$—		$486
First Quarter 2024		$—		$—		$—		$475

Fourth Quarter 2023		$—		$—		$—		$226
Third Quarter 2023		$—		$—		$—		$228
Second Quarter 2023		$—		$—		$—		$226
First Quarter 2023		$—		$—		$—		$225

Ending Balance
Fourth Quarter 2024		$—		$—		$—		$469
Third Quarter 2024		$—		$—		$—		$467
Second Quarter 2024		$—		$—		$—		$469

First Quarter 2024		$—		$—		$—		$475
Fourth Quarter 2023		$—		$—		$—		$215
Third Quarter 2023		$—		$—		$—		$214
Second Quarter 2023		$—		$—		$—		$226
First Quarter 2023		$—		$—		$—		$210

At December 31, 2024, and 2023, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as “5GI Securities” ($ in millions):

	$		$		$		$		$		$
General Account	2024						2023
Investments	Number of 5GI Securities		Carrying Value		Estimated Fair Value		Number of 5GI Securities		Carrying Value		Estimated Fair Value
Bonds - amortized cost		1		$—		$—		9		$14		$13
Loan-backed and structured securities -amortized cost		6		1		2		43		44		47
Preferred stock - amortized cost		—		—		—		—		—		—
Preferred stock - fair value		2		—		—		—		—		—

Total general account		9		$1		$2		—		$58		$60

Separate account:
Loan-backed and structured securities -amortized cost		—		$—		$—		2		$—		$1

Total separate account		—		$—		$—		2		$—		$1

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Collateral Loans

The following table presents the aggregate collateral loans by qualifying investment collateral as of December 31, 2024 (in millions):

	$		$		$
Collateral Type	Aggregate Collateral Loan		Admitted		Nonadmitted
Bonds
a. Affiliated		$—		$—		$—
b. Unaffiliated		1		1		—
Other Qualifying Investments
a. Affiliated		—		—		—
b. Unaffiliated(1)		10		10		—

Total		$12		$12		$—

(1) Includes a US government guaranteed loan that is guaranteed by the Export-Import Bank (EXIM) of the United States.

Wash Sales

In the course of the Company’s investment management activities, securities may be sold and repurchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The Company did not have any wash sales where securities with an NAIC rating designation of 3 or below, or unrated, were sold during the years ended December 31, 2024, and reacquired within 30 days of the sale date. The details by NAIC designation of 3 or below, or unrated, securities sold during the years ended December 31, 2023, and reacquired within 30 days of the sale date are as follows ($ in millions):

	$		$		$		$		$
2023
Description	NAIC Designation		Number of Transactions		Book Value of Securities Sold		Cost of Securities Repurchased		Realized Gains (Losses)
Bonds		NAIC 3		1		$1		$1		$—
Bonds		NAIC 4		—		—		—		—
Bonds		NAIC 5		—		—		—		—
Bonds		NAIC 6		—		—		—		—
Preferred stock		NAIC 3		—		—		—		—
Preferred stock		NAIC 4		—		—		—		—
Preferred stock		NAIC 5		—		—		—		—
Preferred stock		NAIC 6		—		—		—		—
Common stock(1)				5		—		—		—

				6		$1		$1		$—

(1) Book value of securities sold and cost of securities repurchased are both less than a million.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Admitted Negative IMR

IMR was admitted up to 10% of the Company’s adjusted Capital and Surplus. Capital and Surplus was adjusted to exclude net positive admitted goodwill, electronic data processing equipment and operating system software, admitted negative IMR, and net deferred tax assets. The computation of adjusted Capital and Surplus for purposes of negative IMR admissibility is included below ($ in millions):

	$	$	$		$
	2024
	Total	General Account	Insulated Separate Account		Non- Insulated Separate Account

(1) Net negative (disallowed) IMR	$544	$528		$16		$—
(2) Negative (disallowed) IMR admitted	544	528		16		—
(3) Calculated adjusted capital and surplus
Prior Period General Account Capital & Surplus	8,282
From Prior Period SAP Financials
Net Positive Goodwill (admitted)	142
EDP Equipment & Operating System Software (admitted)	—
Net DTAs (admitted)	699
Net Negative (disallowed) IMR (admitted)	590

Adjusted Capital & Surplus	$6,852

(4) Percentage of adjusted capital and surplus
Percentage of Total Net Negative (disallowed) IMR admitted in General Account or recognized in Separate Account to adjusted capital and surplus	7.9%
(5) Allocated gains/losses to IMR from derivatives

	Gains	Losses
Unamortized Fair Value Derivative Gains & Losses Realized to IMR - Prior Period	$329	$397
Fair Value Derivative Gains & Losses Realized to IMR - Added in Current Period	$65	$73
Fair Value Derivative Gains & Losses Amortized Over Current Period	$52	$50
Unamortized Fair Value Derivative Gains & Losses Realized to IMR - Current Period Total	$342	$421

The Company engages in prudent portfolio management that may require sales of its fixed income investments in order to rebalance the portfolio and match the duration of the Company’s insurance liabilities. Proceeds from the sale of fixed income investments made for these purposes are reinvested in similar assets. If sales are executed due to liquidity pressures related to the Company’s insurance contracts (i.e., excess withdrawal activity), any related realized gains and losses are not deferred into the IMR. The Company uses different derivative instruments to manage interest rate risk. Derivatives trading is made in accordance with the Company’s investment management policies and is in accordance with the Company’s derivatives use plan, which is filed with NYSDFS. The Company is allowed to include realized gains and losses arising from the sale of derivatives carried at fair value while held as the Company’s policy has historically been to defer in the IMR realized gains and losses from all of its interest rate hedges where the underlying is subject to the IMR regardless of whether the derivative is reported at fair value or amortized cost.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity and currency risk, and to replicate otherwise permissible investments. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate and equity futures, interest rate, total return, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require initial and daily variation margin collateral postings. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company manages its credit risk by entering into transactions with creditworthy counterparties, using master netting arrangements, and obtaining collateral where appropriate. The Company also deals with a large number of counterparties, thus limiting its exposure to any single counterparty. The Company monitors credit exposures to its OTC-bilateral counterparties by limiting transactions within specified dollar limits and adjusting transaction levels where appropriate, to minimize risk. All of the net credit exposure for the Company from derivatives transactions is with investment-grade counterparties. In addition, certain of the Company’s agreements require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the agreements or full collateralization of the positions thereunder. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Collateralization plays a central role in the Company’s mitigation of risk related to derivatives. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSAs”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. CSAs define the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The Variation Margin CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. Cash collateral received by the Company under Variation Margin CSAs is invested in short-term investments. The Company also enters into Initial Margin CSAs with many of its OTC-bilateral counterparties. These documents require additional margin to be posted to and collected from counterparties to OTC-bilateral derivatives to cover market movements over a ten day close-out period. This “initial margin” must be maintained at a third-party custodian, without any right of rehypothecation. Securities posted by the Company as collateral under derivative contracts continue to be reported as assets in the Company’s Statutory Statements of Financial Position. Securities received as collateral under derivative contracts are not reported in the Company’s Statutory Statements of Financial Position.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2024 and 2023, the Company held collateral for derivatives of $942 million and $574 million, respectively, including $105 million and $73 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $8 million and $10 million at December 31, 2024 and 2023, respectively.

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Interest Rate Risk Management

The Company enters into interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company’s fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. These contracts include Interest Rate Caps and Swaptions. Interest Rate Caps allow the Company to receive payments from counterparties should an agreed upon interest rate level be reached. Interest Rate Swaptions give the Company an option, but not an obligation to take delivery of an interest rate swap at a predetermined fixed rate and tenor or to cash settle for value.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

Equity Risk Management

The Company purchases equity options and equity futures to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

Replication Transactions

Bond forwards are paired with other investment grade bonds in replication transactions to generate the return and price risk of long-dated fixed income securities.

Credit default swaps are paired with investment grade bonds in replication transactions to generate the return and price risk of long dated corporate bonds.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$
	2024
	Primary Risk Exposure		Notional Amount(1)		Fair Value(2)				Carrying Value(3)
Derivative Type					Asset		Liability		Asset		Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps		Currency		$242		$21		$1		$26		$1
Interest rate swaps		Interest		262		1		—		—		—

Subtotal cash flow hedges				503		22		1		26		1
Fair value hedges:
Foreign currency swaps		Currency		4,920		511		29		424		12
Replications:
Bond forwards		Interest		—		—		—		—		—
Credit default swaps		Interest		275		5		—		1		—

Subtotal replications				275		5		—		1		—

Total derivatives qualifying and designated				5,698		538		30		451		13

Derivatives not designated:
Foreign currency forwards		Currency		342		15		—		15		—
Foreign currency swaps		Currency		542		80		4		80		4
Futures		Interest		16		—		—		—		—
Equity options		Equity		23,479		336		—		336		—
Interest rate options		Interest		4,915		13		—		13		—
Interest rate swaps		Interest		10,883		624		228		624		228
Bond forwards		Interest		225		—		27		—		27

Total derivatives not designated				40,401		1,068		259		1,068		259

Total derivatives				$46,100		$1,606		$289		$1,519		$271

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	$		$		$		$		$		$
	2023
	Primary Risk Exposure		Notional Amount(1)		Fair Value(2)				Carrying Value(3)
Derivative Type					Asset		Liability		Asset		Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps		Currency		$265		$15		$3		$16		$2
Interest rate swaps		Interest		12		1		—		—		—

Subtotal cash flow hedges				276		15		3		16		2
Fair value hedges:
Foreign currency swaps		Currency		1,025		36		36		32		26
Bond forwards		Interest		250		—		82		—		—
Interest rate swaps		Interest
Credit default swaps		Interest		275		5		—		2		—

Subtotal replications				525		5		82		2		—

Total derivatives qualifying and designated				1,826		56		122		49		28

Derivatives not designated:
Foreign currency forwards		Currency		238		2		3		2		3
Foreign currency swaps		Currency		3,828		410		28		410		28
Futures		Interest		459		1		—		1		—
Equity options		Equity		14,281		222		—		222		—
Interest rate swaps		Interest		8,633		492		162		492		162
Bond forwards		Interest		225		—		11		—		11
Total return swaps		Equity		—		—		—		—		—

Total derivatives not designated				32,237		1,147		205		1,147		205

Total derivatives				$34,063		$1,203		$327		$1,196		$233

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

Derivatives Qualifying and Designated

Cash Flow Hedges

The Company’s cash flow hedges primarily include hedges of foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2024, 2023 and 2022 (in millions):

	$		$		$		$		$		$		$		$		$
	Surplus(1)						Net Realized Capital Gains (Losses)						Net Investment Income
Derivative Type	2024		2023		2022		2024		2023		2022		2024		2023		2022
Foreign currency swaps		$12		$(12)		$20		$1		$2		$1		$3		$3		$3
Interest rate swaps		—		—		—		—		—		—		(3)		—		—

Total		$12		$(12)		$20		$1		$2		$1		$—		$3		$3

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Fair Value Hedges

The Company’s fair value hedges primarily consist of hedges of foreign currency denominated assets whereby the Company enters into foreign currency swaps to hedge its foreign currency exposure. Derivative instruments used in fair value hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company excludes the cross-currency basis spread in its foreign currency swaps from the assessment of effectiveness as allowed under SSAP No. 86. The fair value of the cross-currency basis spread on the Company’s foreign currency swaps, which was excluded from the assessment of effectiveness at December 31, 2024 was $72 million.

	$		$		$		$		$		$		$		$		$
	Gain or (Loss) Recognized in Surplus(1)						Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)						Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2024		2023		2022		2024		2023		2022		2024		2023		2022
Foreign currency swaps		$102		$(37)		$—		$(10)		$1		$—		$63		$7		$—

Total		$102		$(37)		$—		$(10)		$1		$—		$63		$7		$—

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Replications

The following table presents the effects of derivatives in replication relationships for the years ended December 31, 2024, 2023 and 2022 (in millions):

	$		$		$		$		$		$		$		$		$
	Gain or (Loss) Recognized in Surplus(1)						Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)						Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2024		2023		2022		2024		2023		2022		2024		2023		2022
Bond forwards		$—		$—		$—		$(117)		$(227)		$(29)		$1		$7		$12
Credit default swaps		—		—		—		—		—		—		2		—		1

Total		$—		$—		$—		$(117)		$(227)		$(29)		$4		$7		$13

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Derivatives Not Designated

The following table summarizes the surplus and net income impact on derivative instruments not designated for the years ended December 31, 2024, 2023 and 2022 (in millions):

	$		$		$		$		$		$		$		$		$
	Surplus(1)						Net Realized Capital Gains (Losses)						Net Investment Income
Derivative Type	2024		2023		2022		2024		2023		2022		2024		2023		2022
Equity options		$8		$61		$(14)		$101		$23		$(8)		$—		$—		$—
Foreign currency forwards		15		6		(13)		4		(12)		39		—		—		—
Foreign currency swaps		(2)		(293)		420		16		42		(12)		7		52		61
Futures		7		(8)		—		10		(11)		(5)		—		—		—
Interest rate options		(5)		(54)		40		(27)		(10)		1		2		1		(3)
Interest rate swaps		68		152		(59)		2		6		—		58		(102)		(3)
Bond forwards		(16)		(11)		—		—		—		—		—		—		—
Total return swap		—		—		—		—		—		—		—		—		—

Total		$76		$(146)		$374		$105		$37		$15		$66		$(48)		$55

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

NOTE 8—SEPARATE ACCOUNTS

Separate Accounts Activity

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including VUL insurance products guaranteed, VUL insurance products non-guaranteed, VA products non-guaranteed, UL insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within separate accounts, the classification of the separate accounts is subject to Section 2932 of the Delaware Insurance Code and the regulations thereunder. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The assets legally and not legally insulated from the general account at December 31, 2024 and 2023 are attributed to the following products or transactions (in millions):

	$		$		$		$
	2024				2023
Product/Transaction	Legally Insulated Assets		Separate Accounts Assets (Not Legally Insulated)(1)		Legally Insulated Assets		Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed		$39,072		$33		$35,691		$37
VUL insurance products non-guaranteed		14,924		8		13,116		—
UL insurance products guaranteed		5,922		167		6,313		39
VUL insurance products guaranteed		207		26		189		20

Total		$60,125		$234		$55,309		$96

(1) Separate accounts assets classified as not legally insulated support $190 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $19 million of surplus, $13 million of derivatives, $10 million of other liabilities, and $2 million of payable for securities.

(2) Separate accounts assets classified as not legally insulated support $59 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $17 million of surplus, $17 million of derivatives, $2 million of payable for securities, and $1 million of other liabilities.

Guaranteed Separate Accounts

The Company maintains five guaranteed separate accounts for UL insurance policies and one guaranteed separate account for a private placement VUL policy, with assets of $6,321 million and $6,562 million at December 31, 2024 and 2023, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.

Non-Guaranteed Separate Accounts

The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the SEC. Assets in non-guaranteed separate accounts were $54,037 million and $48,844 million at December 31, 2024 and 2023, respectively. The assets of these separate accounts represent investments in shares of New York Life Investments Funds Trust and other non-proprietary insurance-dedicated funds.

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

	$
Year	Amount
2024		$62
2023		$65
2022		$67
2021		$62
2020		$57

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

	$
Year	Amount
2024		$3
2023		$12
2022		$12
2021		$4
2020		$5

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company at and for the years ended December 31, 2024 and 2023 is as follows (in millions):

	$		$		$		$
	2024
	Non-Indexed Guarantee Less than / Equal to 4%		Non-Indexed Guarantee More than 4%		Non- Guaranteed Separate Accounts		Total
Premiums, considerations or deposits		$14		$—		$3,472		$3,486

Reserves at 12/31:
For accounts with assets at:
Fair value		$—		$—		$52,743		$52,743
Amortized cost		5,398		731		—		6,129

Total reserves		$5,398		$731		$52,743		$58,872

By withdrawal characteristics:
With fair value adjustment		$5,398		$731		$—		$6,129
At fair value		—		—		52,743		52,743

Total reserves		$5,398		$731		$52,743		$58,872

	$		$		$		$
	2023
	Non-Indexed Guarantee Less than / Equal to 4%		Non-Indexed Guarantee More than 4%		Non- Guaranteed Separate Accounts		Total
Premiums, considerations or deposits		$—		$—		$3,046		$3,046

Reserves at 12/31:
For accounts with assets at:
Fair value		$—		$—		$47,728		$47,728
Amortized cost		5,792		710		—		6,502

Total reserves		$5,792		$710		$47,728		$54,230

By withdrawal characteristics:
With fair value adjustment		$5,792		$710		$—		$6,502
At fair value		—		—		47,728		47,728

Total reserves		$5,792		$710		$47,728		$54,230

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	$		$		$
	2024		2023		2022
Transfers to separate accounts		$3,486		$3,046		$2,540
Transfers from separate accounts		(5,100)		(3,694)		(2,096)

Net transfers (from)/to separate accounts		$(1,614)		$(648)		$444

Reconciling Adjustment:
Change in reserve valuation basis(1)		$—		$—		$—

Net transfers (from)/to separate accounts		$(1,614)		$(648)		$444

(1) Refer to Note 12 - Insurance liabilities for more details on change in reserve valuation basis.

NOTE 9—FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, “Fair Value Measurements”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process. At December 31, 2024 and 2023, the Company did not have any price challenges on general account and separate account securities for what it received from third party pricing services.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the estimated fair value and carrying value of the Company’s financial instruments at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$
	2024
	Fair Value		Carrying Value		Level 1		Level 2		Level 3		NAV as a Practical Expedient
Assets:
Bonds		$94,516		$102,133		$562		$89,173		$4,780		$—
Preferred stocks		43		43		—		15		28		—
Common stocks(1)		732		732		707		—		25		—
Mortgage loans		16,595		17,450		—		—		16,595		—
Cash, cash equivalents and short-term investments		3,363		3,363		141		3,222		—		—
Derivatives		1,606		1,519		—		1,606		—		—
Derivatives collateral		101		101		—		101		—		—
Other invested assets(1)		606		576		—		142		464		—
Investment income due and accrued		1,031		1,031		—		1,031		—		—
Separate accounts assets		59,746		60,342		51,777		4,506		1,133		2,329

Total assets		$178,339		$187,290		$53,187		$99,796		$23,026		$2,329

Liabilities:
Deposit fund contracts:
Annuities certain		$1,582		$1,625		$—		$—		$1,582		$—
Derivatives		289		271		—		289		—		—
Derivatives collateral		1,241		1,241		—		1,241		—		—
Amounts payable under securities lending agreements		1,004		1,004		—		1,004		—		—
Payable to parent and affiliates		170		170		—		170		—		—
Separate accounts liabilities		16		13		—		16		—		—

Total liabilities		$4,301		$4,324		$—		$2,719		$1,582		$—

(1) Excludes investments accounted for under the equity method.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	$		$		$		$		$		$
	2023
	Fair Value		Carrying Value		Level 1		Level 2		Level 3		NAV as a Practical Expedient
Assets:
Bonds		$95,041		$102,056		$755		$89,789		$4,497		$—
Preferred stocks		44		44		—		16		28		—
Common stocks(1)		615		615		590		—		25		—
Mortgage loans		14,534		15,484		—		—		14,534		—
Cash, cash equivalents and short-term investments		1,696		1,696		217		1,479		—		—
Derivatives		1,203		1,196		—		1,203		—		—
Derivatives collateral		137		137		—		137		—		—
Other invested assets(1)		598		593		—		126		472		—
Investment income due and accrued		1,005		1,005		—		1,005		—		—
Separate accounts assets		54,822		55,405		47,291		5,012		934		1,585

Total assets		$169,695		$178,231		$48,853		$98,767		$20,490		$1,585

Liabilities:
Deposit fund contracts:
Annuities certain		$1,219		$1,257		$—		$—		$1,219		$—
Derivatives		327		233		—		327		—		—
Derivatives collateral		823		823		—		823		—		—
Amounts payable under securities lending agreements		678		678		—		678		—		—
Payable to parent and affiliates		131		131		—		131		—		—
Separate accounts liabilities		22		18		—		18		4		—

Total liabilities		$3,200		$3,140		$—		$1,977		$1,223		$—

(1) Excludes investments accounted for under the equity method.

Bonds

For U.S. SAP, bonds reported as Level 1 represent investments in certain SVO approved ETF and mutual funds. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. All other ETFs and mutual funds are classified and accounted for as common stock.

Securities priced using a pricing service are generally classified as Level 2. Third-party pricing services generally use an income-based valuation approach by using a discounted cash-flow model or it may also use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable inputs.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,269 million and a fair value of $2,289 million at December 31, 2024, and a carrying value of $2,117 million and a fair value of $2,106 million at December 31, 2023. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $756 million at December 31, 2024, and a carrying value of $762 million and a fair value of $740 million at December 31, 2023. The fair value of this security is calculated internally using observable inputs and is therefore classified as Level 2.

Preferred Stocks

Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.

Common Stocks

These securities are comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, net asset value (“NAV”) is used as a practical expedient.

Mortgage Loans

The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which takes into account matters such as property type, LTV and remaining term of each loan, etc. The spread is a significant component of the pricing inputs, and therefore, these investments are classified as Level 3.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued

Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short term investments, and investment income due and accrued, carrying value approximates fair value and is classified as Level 2.

Derivatives (including Separate Accounts Liabilities – Derivatives)

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Derivatives Collateral (including Separate Accounts Liabilities – Collateral)

The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature and are classified as Level 2.

Other Invested Assets

Other invested assets are principally comprised of LIHTC investments, surplus notes, an affiliated loan, residual tranches of securitizations and other investments with characteristics of debt. Surplus Notes are valued using prices from third-party pricing services that generally use a discounted cash-flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. The fair value of the affiliated loan and the LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments for details on LIHTC investments). The fair value of investments with debt characteristics and the fair value of the majority of residual tranches of securitizations is derived using an income valuation approach, which is based on a discounted cash flow calculation that may or may not use observable inputs and therefore is classified as Level 3.

Separate Accounts Assets (including Collateral)

Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of ETFs, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables provide additional information for investments that are measured using NAV as a practical expedient to estimate fair value, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2024
Category of Investment	Investment Strategy	NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Hedge Fund	Multi-Strategy	$2,025	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	65	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	—	—	Monthly	30 days
Hedge Fund	Long/Short Equity	6	—	Monthly	30 days
Private Equity	Venture Capital	233	—	Quarterly	95 days

		$2,329	$—

2023
Category of Investment	Investment Strategy	NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Hedge Fund	Multi-Strategy	$1,474	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	51	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	—	—	Monthly	30 days
Hedge Fund	Long/Short Equity	4	—	Monthly	30 days
Private Equity	Venture Capital	56	—	Quarterly	95 days
Mutual Fund	Multi Strategy, Global Allocation	—	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,585	$—

Annuities Certain

Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the balances of assets and liabilities measured at fair value at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$
	2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		NAV as a Practical Expedient		Total
Assets at fair value
Bonds
SVO-identified bond ETF		$562		$—		$—		$—		$562
U.S. corporate		—		10		—		—		10
Foreign corporate		—		3		—		—		3
Non-agency RMBS		—		—		—		—		—
Non-agency CMBS		—		23		—		—		23
Non-agency ABS		—		—		—		—		—

Total bonds		562		36		—		—		599
Preferred stocks		—		15		28		—		43
Common stocks		707		—		25		—		732
Derivatives		—		1,068		—		—		1,068
Separate accounts assets		51,708		8		—		2,329		54,045
Other invested assets		—		—		73		—		73

Total assets at fair value		$52,978		$1,127		$127		$2,329		$56,561

Liabilities at fair value
Derivatives		$—		$259		$—		$—		$259
Separate accounts liabilities - derivatives(1)		—		1		—		—		1

Total liabilities at fair value		$—		$260		$—		$—		$260

(1) Separate account contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	$		$		$		$		$
	2023
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		NAV as a Practical Expedient		Total
Assets at fair value
Bonds
SVO-identified bond ETF		$755		$—		$—		$—		$755
Non-agency CMBS		—		13		—		—		13
Non-agency ABS		—		—		—		—		—

Total bonds		755		13		—		—		768
Preferred stocks		—		15		28		—		43
Common stocks		590		—		25		—		615
Derivatives		1		1,146		—		—		1,147
Separate accounts assets		47,260		9		—		1,585		48,854
Other invested assets		—		—		158		—		158

Total assets at fair value		$48,606		$1,183		$211		$1,585		$51,585

Liabilities at fair value
Derivatives		$—		$205		$—		$—		$205
Separate accounts liabilities - derivatives(1)		—		2		—		—		2

Total liabilities at fair value		$—		$207		$—		$—		$207

(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

The tables below present a rollforward of Level 3 assets and liabilities for the years ended December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$		$		$		$		$
2024
	Balance at 1/1		Transfers into Level 3		Transfers out of Level 3		Total Gains (Losses) Included in Net Income		Total Gains (Losses) Included in Surplus		Purchases		Issuances		Sales		Settlements		Balance at 12/31
Bonds:
U.S. corporate		$—		$—		$—		$—		$—		$—		$—		$—		$—		$—
Non-agency ABS		—		1		—		—		—		—		—		—		—		—

Total bonds		—		1		—		—		—		—		—		—		—		—
Preferred Stocks		28		—		—		—		—		—		—		—		—		28
Common stocks		25		—		—		—		—		—		—		—		—		25
Derivatives		—		—		—		—		—		—		—		—		—		—
Separate accounts assets		—		—		—		—		—		—		—		—		—		—
Other invested assets		158		9		(9)		(16)		10		13		—		(92)		—		73

Total		$211		$9		$(9)		$(16)		$10		$13		$—		$(92)		$—		$127

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	$		$		$		$		$		$		$		$		$		$
2023
	Balance at 1/1		Transfers into Level 3		Transfers out of Level 3		Total Gains (Losses) Included in Net Income		Total Gains (Losses) Included in Surplus		Purchases		Issuances		Sales		Settlements		Balance at 12/31
Bonds:
U.S. corporate		$—		$—		$—		$—		$—		$—		$—		$—		$—		$—
Non-agency ABS		6		—		(6)		—		—		—		—		—		—		—

Total bonds		6		—		(6)		—		—		—		—		—		—		—
Preferred stocks		34		—		—		(1)		(5)		—		—		—		—		28
Common stocks		116		—		—		67		(79)		—		—		(79)		—		25
Derivatives		4		—		(4)		—		—		—		—		—		—		—
Separate accounts assets		17		—		(3)		11		(13)		—		—		(12)		—		—
Other invested assets		87		38		—		(30)		(6)		78		—		(9)		—		158

Total		$264		$38		$(13)		$47		$(103)		$78		$—		$(100)		$—		$211

Transfers Between Levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads, or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 totaled $9 million for the year ended December 31, 2024 which primarily relates to residual tranches of securitizations that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period; $1 million of non-agency asset backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period Transfers out of Level 3 totaled $9 million for the year ended December 31, 2024, which primarily relates to residual tranches of securitizations measured at fair value at the beginning of the period and measured at amortized cost at the end of the period;.

Transfers into Level 3 totaled $38 million for the year ended December 31, 2023, which primarily relates to residual tranches of securitizations that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $13 million for the year ended December 31, 2023, which primarily relates to $6 million of non-agency asset-backed securities measured at fair value at the beginning of the period and measured at amortized cost at the end of the period; and derivatives securities of $4 million and separate account derivatives securities of $3 million that had price level changes from 3 to 2 due to increase in interest rates in 2023 which changed the market to active and observable.

There were no liabilities measured at fair value at December 31, 2024 and 2023.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2024, 2023, and 2022 were as follows (in millions):

	$		$		$
	2024		2023		2022
Bonds		$4,476		$4,091		$3,361
Common and preferred stocks		16		33		23
Mortgage loans		809		757		638
Policy loans		56		53		53
Other invested assets[1]		170		419		221
Short-term investments		150		156		55
Derivative instruments		133		(30)		71

Gross investment income		5,809		5,479		4,422
Investment expenses		(307)		(266)		(192)

Net investment income		5,502		5,213		4,230
Net gain from separate accounts		46		60		46
Amortization of IMR		(28)		3		28

Net investment income, including net gain from separate accounts and amortization of IMR		$5,520		$5,276		$4,304

(1) Includes real estate net investment income of $17 million, $17 million, and $22 million for the years ended December 31, 2024, 2023, and 2022, respectively. Includes dividend received from MCF of $98 million, $345 million, and $176 million for the years ended December 31, 2024, 2023, and 2022, respectively. Refer to Note 11 – Related Party Transactions.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2024 and 2023, the Company reported admitted due and accrued investment income of $1,031 million and $1,005 million, respectively. At December 31, 2024 the company had $2 million of nonadmitted due and accrued investment income on bonds. At December 31, 2023 the Company did not have any nonadmitted due and accrued investment income on bonds. For certain fixed income instruments, the contractual agreement allows the issuer/borrower to defer interest (Paid-in-Kind interest). When interest is deferred, it is capitalized into principal. At December 31, 2024, the Company had paid-in-kind interest of $454 million, which has been included in the principal amount of the Company’s bonds of $412 million and mortgage loans of $42 million.

The following table shows the Company’s securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) or tender and the amount of investment income generated as a result of a prepayment penalty and/or acceleration fee ($ in millions):

	$		$		$		$		$		$
	2024				2023				2022
	General Account(1)		Separate Account		General Account(1)		Separate Account		General Account(1)		Separate Account
Number of cusips		88		30		30		11		146		77
Investment income		$5		$—		$4		$1		$39		$3

(1) Included in the net investment income on bonds. Refer to net investment income table above.

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2024, 2023, and 2022, net realized capital gains (losses) were as follows (in millions):

	$		$		$
	2024		2023		2022
Bonds		$(221)		$(167)		$(110)
Mortgage loans		(161)		(3)		(12)
Common and preferred stocks		75		305		45
Other invested assets		(26)		(61)		18
Derivatives		(21)		(186)		(12)

Net realized capital losses before tax and transfers to the IMR		(354)		(112)		(71)
Less:
Capital gains tax (benefit)/expense		(54)		(41)		16
Net realized capital losses after tax transferred to IMR		(229)		(259)		(50)

Net realized capital gains/(losses) after tax and transfers to the IMR		$(71)		$188		$(37)

Proceeds from investments in bonds sold were $6,477 million, $3,342 million, and $3,940 million for the years ended December 31, 2024, 2023, and 2022, respectively. Gross gains of $52 million, $19 million, and $42 million in 2024, 2023 and 2022, respectively, and gross losses of $210 million, $130 million, and $78 million in 2024, 2023, and 2022, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2024, 2023 and 2022 (in millions):

	$		$		$
	2024		2023		2022
Bonds		$43		$22		$72
Common and preferred stocks		4		33		14
Other invested assets		46		59		27
Mortgage Loans		161		3		12

Total		$254		$117		$125

The Company restructured $60 million and $1 million debt securities and mortgage loans for the years ended December 31, 2024 and 2023, respectively with an associated $32 million and $225 thousand of OTTI.

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$
	2024
	Less than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses(1)
Bonds
U.S. governments		$806		$95		$2,772		$1,318		$3,578		$1,412
All other governments		121		7		82		12		204		19
U.S. Special Revenue and Special Assessment		1,896		267		5,373		862		7,269		1,129
Industrial and miscellaneous unaffiliated		19,239		1,442		36,473		4,136		55,712		5,578
Parent, subsidiaries, and affiliates(2)		14		—		156		6		170		6
Hybrid Securities		13		—		190		9		203		9
SVO identified Funds		—		—		5		—		5		—

Total bonds		22,089		1,811		45,052		6,343		67,141		8,154

Equity securities (unaffiliated)
Common stocks		587		8		1		—		588		8
Preferred stocks		—		—		—		—		—		—

Total equity securities		587		8		1		—		588		8

Total		$22,676		$1,819		$45,053		$6,343		$67,729		$8,162

(1) Includes unrealized losses related to NAIC 6 bonds of $28 million and less than a million of Bond ETF MTM losses included in the statutory carrying amount.

(2) The unrealized losses include less than $1 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

	$		$		$		$		$		$
	2023
	Less than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses(1)
Bonds
U.S. governments		$636		$113		$3,222		$1,124		$3,858		$1,237
All other governments		22		1		142		16		164		17
U.S. Special Revenue and Special Assessment		881		68		7,013		943		7,894		1,011
Industrial and miscellaneous unaffiliated		6,502		421		51,195		4,966		57,697		5,388
Parent, subsidiaries, and affiliates(2)		139		1		2,839		33		2,978		34
Hybrid Securities		55		9		154		23		209		31
SVO identified Funds		—		—		212		18		212		18

Total bonds		8,235		613		64,777		7,123		73,012		7,736

Equity securities (unaffiliated)
Common stocks		67		8		1		—		68		8
Preferred stocks		—		—		—		—		—		—

Total equity securities		67		8		1		—		68		8

Total		$8,302		$621		$64,778		$7,123		$73,080		$7,744

(1) Includes unrealized losses related to NAIC 6 bonds of $17 million and $18 million of Bond ETF MTM losses included in the statutory carrying amount.

(2) The unrealized losses include less than $1 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

At December 31, 2024, the gross unrealized loss on bonds and equity securities was comprised of approximately 10,145 and 320 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $7,873 million or 97% is related to unrealized losses on investment grade securities and $282 million or 4% is related to below investment grade securities. At December 31, 2023, the gross unrealized loss on bonds and equity securities was comprised of approximately 10,211 and 371 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $7,443 million, or 96%, is related to unrealized losses on investment grade securities and $293 million, or 4%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available.

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $4,085 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $1,181 million for six months or less, $104 million for greater than six months through 12 months, and $2,800 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The change in unrealized capital gains (losses) for the years ended December 31, 2024, 2023 and 2022 were as follows (in millions):

	$		$		$		$		$		$		$		$		$
	Change in Unrealized Gains (Losses)						Change in Unrealized Foreign Exchange Gains (Losses)						Total Change in Unrealized Gains (Losses)
	2024		2023		2022		2024		2023		2022		2024		2023		2022
Bonds		$(12)		$27		$(42)		$(210)		$236		$(351)		$(222)		$263		$(393)
Preferred Stocks		—		(3)		(2)		—		—		—		—		(3)		(2)
Common stocks unaffiliated		—		(182)		(210)		(9)		11		(7)		(9)		(172)		(217)
Mortgage loans		58		(72)		4		—		—		—		58		(72)		4
Other invested assets		139		(144)		28		8		2		(18)		148		(142)		10
Cash, cash equivalents and short-term investments		—		—		—		(1)		2		2		(1)		2		2
Derivatives		190		(195)		393		—		—		—		190		(195)		393

Total change in unrealized on investments		375		(569)		171		(212)		251		(374)		163		(319)		(203)

Capital gains tax (benefit) expense		6		(50)		(49)		—		—		—		6		(50)		(49)

Total change in unrealized gains (losses), net of tax		$369		$(519)		$220		$(212)		$251		$(374)		$157		$(268)		$(154)

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS

Capital Contributions

For the years ended December 31, 2024, 2023, and 2022, the Company made no capital contribution to MCF.

Dividend Distributions

For the years ended December 31, 2024, 2023 and 2022, the Company received dividend distributions from MCF of $98 million, $345 million and $176 million, respectively. For information on dividend payments made to New York Life, refer to Note 18 - Dividends to Stockholder.

Material Transactions

The following table presents material related party transactions between the Company, its parent, and its affiliates, for the years ended December 31, 2024 and 2023:

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Loans and Credit Agreements:
12/31/2015 (last amended as of 12/31/2022)	MCF	Non-insurance affiliate	Note funding agreement	The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the “MCF Note Agreement”) and acquired a variable funding note issued by MCF thereunder (the “Note”). The Note was most recently reissued on December 31, 2022 due to the Company’s transfer of a portion of its interest to Life Insurance Company of North America (“LINA”), a direct wholly owned subsidiary of New York Life. The Note is reported as a bond, with an outstanding balance, including accrued interest, for the Company of $2,312 million and $2,162 million at December 31, 2024 and 2023, respectively. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company and LINA (y) the net admitted cash and invested assets of New York Life (excluding any portion thereof attributable to New York Life’s investment in the Company) and LINA, in each case, based on the most recently available quarterly or annual financial statements of New York Life, LINA or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on December 31, 2025.

12/23/2004 (last amended as of 12/30/2022)	New York Life Capital Corporation (“NYLCC”)	Non-insurance affiliate	Revolving credit agreement	NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $3,500 million from proceeds from the issuance of commercial paper. During 2024 and 2023, the revolving credit facility was not used, no interest was paid and no outstanding balance was due.

9/30/1993 (last amended on 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life whereby the Company may borrow up to $3,500 million. At December 31, 2024 and 2023, the Company has not borrowed under this agreement.

4/1/1999 (last amended as of 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life, whereby the Company may lend up to $900 million. At December 31, 2024 and 2023, the credit facility was not used, no interest was paid and there was no outstanding balance.

Service Agreements:

4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non-insurance affiliate	Variable product distribution agreement	The Company has appointed NYLIFE Distributors, LLC as the underwriter and/or wholesale distributor of the Company’s variable products. For the years ended December 31, 2024 and 2023, the Company received service fees of $43 million and $40 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

Amended and restated at 10/1/2022	New York Life	Parent	Administration agreement	New York Life provides the Company with certain services and facilities, including, but not limited to, accounting, tax and audit services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2024 and 2023, the fees incurred associated with these services and facilities, amounted to $1,024 million and $983 million, respectively. These amounts need to be settled in cash within 90 days.

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Various	New York Life	Parent	Participation in mortgage loans, Real estate owned and real estate	The Company’s interests in commercial mortgage loans are primarily held in the form of participations in mortgages` originated or acquired by New York Life. A real estate property acquired through foreclosure is called REO Portfolio. The Company’s interests in the ownership of REO Portfolio is called REO Ownership Interest. Certain real estate investments acquired may have similar ownership interests through a participation. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage loan, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage loan origination or acquisition. Consistent with the participation arrangement, all mortgage loan documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval. The Company’s mortgage loans, REOs and certain real estate investments acquired through a participation from New York Life had a carrying value of $16,885 million and $15,221 million as of December 31, 2024 and 2023, respectively. There’s no REO in the form of participations owned by the Company as of December 31, 2024 and 2023.

1/1/2005 (amended 3/28/2014)	New York Life Investment Management LLC (“NYLIM”)	Non-insurance affiliate	Administrative service agreement	NYLIM has a management agreement with the New York Life Investments VP Funds Trust, f/k/a MainStay VP Funds Trust (‘‘the Fund’’), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

4/1/2000, as amended from time to time	NYL Investors, LLC	Non-insurance affiliate	Investment advisory agreement	The Company is a party to an investment advisory agreement with NYL Investors, LLC, as amended from time to time, to receive investment advisory and administrative services from NYL Investors, LLC. The payments are required to be made within 90 days from the time of billing.

6/30/2008, as amended from time to time	NYLIFE Securities, LLC	Non-insurance affiliate	Service fee agreement	The Company pays NYLIFE Securities LLC a service fee for supervisory services based on a determined revenue factor based on sales and in-force business.

Other Agreements:

Various	New York Life	Parent	Sale of corporate owned life insurance policies (“COLI”)	The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2024 and 2023, policyholder reserve balances for these policies amounted to $4,452 million and $4,308 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

6/11/2012	New York Life	Parent	Tenancy in common agreement	In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity’s interest in the property.

Various	New York Life	Parent	Structured settlement agreements	The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2024 and 2023, the policyholder reserves related to these contracts amounted to $145 million and $148 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

Various	New York Life	Parent	Structured settlement agreements	The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2024 and 2023, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $11,428 million and $10,774 million, respectively.

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Various	New York Life	Parent	Premiums settlement agreement	The Company has an agreement in place with New York Life to settle premiums associated with the Company’s products sold at field offices. These premiums are typically settled within 1-2 business days. The Company had a receivable of $10 million and $11 million, respectively, for the years ended December 31, 2024 and 2023.

12/31/2024	NYLIM	Non-insurance subsidiary	Note purchase agreement	The Company entered into a Note Purchase Agreement with NYLIM Holdings. On December 31, 2024, the Company purchased a $600 million in aggregate principal amount of NYLIM Holdings 5.17% senior note due 2029.

Significant Transactions:

12/31/2022	LINA	Insurance affiliate	Transfer of assets	Bond asset and cash transfers between the Company and LINA were executed to strengthen duration alignment between asset and liability profiles amongst the insurance companies. The Company acquired a $250 million of bonds from LINA in exchange for transferring a $250 million equity interest in MCF.

12/31/2020	LINA	Insurance Affiliate	Reinsurance agreement	The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. Additional details of this agreement are included in Note 13 “Reinsurance”.

Various	NYLARC	Insurance Affiliate	Reinsurance agreement	The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). Additional details of this agreement are included in Note 13 “Reinsurance”.

Various	LINA	Insurance Affiliate	Reinsurance agreement	The Company entered into a coinsurance reinsurance agreement with LINA, whereby LINA will reinsure on a coinsurance basis 100% of all policies issued by the Company associated with Critical Illness Insurance, Accidental Indemnity Insurance, and Hospital Indemnity Insurance policies (“Group Voluntary” policies). The Company has ceded to LINA the morbidity risk and any other key risk in the policies. This agreement was effective January 1, 2025. Therefore, there was no financial impact associated with this agreement at or for the year ended December 31, 2024.

9/26/2024	NYLIC	Insurance subsidiary	Transfer of assets	Bond asset and cash transfers between the Company and NYLIC were executed on September 26, 2024. The Company received $468 million of cash from NYLIC in exchange for bonds.

At December 31, 2024 and 2023, the Company reported a net amount of $129 million and $94 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

In the ordinary course of business, the Company enters into reinsurance agreements with its parent and affiliates. Material reinsurance agreements have been disclosed in Note 13 – Reinsurance. In addition, the Company may enter into guarantees and/or keep wells with its parent and affiliates. Material guarantee agreements and/or keep wells have been disclosed in Note 15 – Commitments and Contingencies.

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES

Insurance liabilities at December 31, 2024 and 2023 were as follows (in millions):

	$		$
	2024		2023
Life insurance reserves		$28,669		$29,546
Annuity reserves and supplementary contracts with life contingencies		88,494		83,406
Asset adequacy and special reserves		2		38

Total policy reserves		117,165		112,990
Deposit funds		1,968		1,583
Policy claims		1,112		1,041

Total insurance liabilities		$120,245		$115,614

Life Insurance Reserves

Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 3.0% to 6.0%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement.

For the year ended December 31, 2024, there were no changes in reserve basis for life insurance reserves. For the year ended December 31, 2023, the Company recorded a net change in reserve valuation basis of $31 million, which was reported as a direct increase in surplus in the accompanying Statutory Statements of Changes in Surplus.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $64 million and $244 million at December 31, 2024 and 2023, respectively.

At December 31, 2024 and 2023, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $7 million and $9 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2024 and 2023, the Company had $9,542 million and $9,739 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the state of Delaware. Reserves to cover the above insurance totaled the net amount of $265 million and $268 million in 2024 and 2023, respectively.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain UL products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Annuity Reserves and Supplementary Contracts with Life Contingencies

Reserves for single premium immediate annuities and guaranteed future income annuities are based principally on A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.75% to 6.0%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the valuation manual requirements for maximum valuation interest rates for income annuities (“VM-22”) and the NYSDFS Regulation 213 maximum valuation rate requirements, applying the 2012 IAR Table. The VM-22 rates range from 1.0% to 5.25%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and CARVM, with assumed interest rates ranging from 3.0% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21 and NYSDFS Regulation 213, where the VM-21 deficiencies are discounted applying scenario specific net asset earned rates ranging from 1.35% to 10.0%. For the index-linked account corresponding to a VA product, we also apply Actuarial Guideline XXXV, with assumed interest rates ranging from 3.0% to 5.25%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2024 and 2023, the Company’s liabilities for GMDB, GMAB, guaranteed future income benefit, and enhanced beneficiary benefits reserves, which are associated with VA products, amounted to $2 million and $38 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

For the year ended December 31, 2024, the Department granted approval for the Company to change the reserve valuation basis for the variable deferred annuities to VM-21. For the index-linked account corresponding to a variable annuity product, the Company still applies Actuarial Guideline XXXV. Refer to Note 2 - Basis of Presentation, for more detailed information about the impact of this change.

The tabular interest has been determined by formula as described in the NAIC instructions. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

Deposit Funds

Deposit funds at December 31, 2024 and 2023 were as follows (in millions):

	$		$
	2024		2023
Fixed period annuities		$1,625		$1,271
Supplemental contracts without life contingencies		277		300
Continued interest accounts		11		12

Total deposit funds		$1,913		$1,583

62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2024 and 2023 ($ in millions):

Individual Annuities

	$		$		$		$		$
	2024
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$29,055		$—		$—		$29,055		23%
At book value less current surrender charge of 5% or more		20,207		—		—		20,207		16
At fair value		—		—		38,030		38,030		30

Total with adjustment or at fair value		49,262		—		38,030		87,292		69
At book value without adjustment		16,098		—		—		16,098		13
Not subject to discretionary withdrawal		22,738		—		—		22,738		18

Total		$88,098		$—		$38,030		$126,128		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$4,403		$—		$—		$4,403

	$		$		$		$		$
	2023
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$30,270		$—		$—		$30,270		26%
At book value less current surrender charge of 5% or more		12,128		—		—		12,128		10
At fair value		—		—		34,793		34,793		30

Total with adjustment or at fair value		42,399		—		34,793		77,191		66
At book value without adjustment		20,213		—		—		20,213		17
Not subject to discretionary withdrawal		20,350		—		—		20,350		17

Total		$82,962		$—		$34,793		$117,754		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$78		$—		$—		$78

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Group Annuities

	$		$		$		$		$
	2024
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$17		$—		$—		$17		4%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		17		—		—		17		4
At book value without adjustment		29		—		—		29		7
Not subject to discretionary withdrawal		350		—		—		350		89

Total		$396		$—		$—		$396		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

	$		$		$		$		$
	2023
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$24		$—		$—		$24		5%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		24		—		—		24		5
At book value without adjustment		32		—		—		32		7
Not subject to discretionary withdrawal		388		—		—		388		88

Total		$444		$—		$—		$444		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Deposit-Type Contracts

	$		$		$		$		$
2024
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$—		$—		$—		$—		—%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		—		—		—		—		—
At book value without adjustment		184		—		—		184		9
Not subject to discretionary withdrawal		1,784		—		—		1,784		91

Total		$1,968		$—		$—		$1,968		100%

Amount with current surrender charge of 5%or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

	$		$		$		$		$
2023
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$—		$—		$—		$—		—%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		—		—		—		—		—
At book value without adjustment		162		—		—		162		10
Not subject to discretionary withdrawal		1,421		—		—		1,421		90

Total		$1,583		$—		$—		$1,583		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2024 and 2023 ($ in millions):

	$		$		$		$	$		$		$
	2024
	General Account							Separate Accounts Guaranteed and Non-guaranteed
	Account Value		Cash Value		Reserve			Account Value		Cash Value		Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value		$—		$—		$—			$—		$—		$—
Universal life		17,837		17,837		18,067			5,922		5,922		5,922
Universal life with secondary guarantees		6,031		5,614		8,828			—		—		—
Indexed universal life		—		—		—			—		—		—
Indexed universal life with secondary guarantees		—		—		—			—		—		—
Indexed life		—		—		—			—		—		—
Other permanent cash value life insurance		—		—		—			—		—		—
Variable life		10		10		18			65		65		65
Variable universal life		1,760		1,755		1,753			15,062		14,829		14,854
Miscellaneous reserves		—		—		—			—		—		—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value		—		—		—			—		—		—
Accidental death benefits		—		—		—			—		—		—
Disability - active lives		—		—		3			—		—		—
Disability - disabled lives		—		—		75			—		—		—
Miscellaneous reserves		—		—		627			—		—		—

Total life insurance (gross)		25,638		25,216		29,371			21,049		20,816		20,841
Reinsurance ceded		—		—		702			—		—		—

Total life insurance (net)		$25,638		$25,216		$28,669			$21,049		$20,816		$20,841

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	$		$		$		$	$		$		$
	2023
	General Account							Separate Accounts Guaranteed and Non-guaranteed
	Account Value		Cash Value		Reserve			Account Value		Cash Value		Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value		$—		$—		$—			$—		$—		$—
Universal life		18,768		19,111		19,299			6,312		6,312		6,312
Universal life with secondary guarantees		5,892		5,397		8,527			—		—		—
Indexed universal life		—		—		—			—		—		—
Indexed universal life with secondary guarantees		—		—		—			—		—		—
Indexed life		—		—		—			—		—		—
Other permanent cash value life insurance		—		—		—			—		—		—
Variable life		11		11		16			58		58		58
Variable universal life		1,748		1,744		1,744			13,233		13,030		13,066
Miscellaneous reserves		—		—		—			—		—		—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value		—		—		—			—		—		—
Accidental death benefits		—		—		—			—		—		—
Disability - active lives		—		—		2			—		—		—
Disability - disabled lives		—		—		75			—		—		—
Miscellaneous reserves		—		—		612			—		—		—

Total life insurance (gross)		26,419		26,263		30,275			19,603		19,400		19,436
Reinsurance ceded		—		—		728			—		—		—

Total life insurance (net)		$26,419		$26,263		$29,547			$19,603		$19,400		$19,436

67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE

The effects of reinsurance on the accompanying Statutory Statements of Financial Position at December 31, 2024 and 2023 were as follows (in millions):

	$		$
	2024		2023
Policy reserves:
Direct		$117,867		$113,718
Assumed		—		—
Ceded		(702)		(728)

Policy reserves		$117,165		$112,990

Policy claims:
Direct		$571		$552
Assumed		658		673
Ceded(1)		(116)		(184)

Policy claims		$1,113		$1,041

Reinsurance recoverable(2)		$55		$39

(1) Includes reinsurance recoverable related to unpaid losses of $84 million and $145 million at December 31, 2024 and 2023, respectively.

(2) Included in Other assets in the accompanying Statutory Statements of Financial Position.

The effects of reinsurance on the accompanying Statutory Statements of Operations for the years ended December 31, 2024, 2023 and 2022 were as follows (in millions):

	$		$		$
	2024		2023		2022
Premiums:
Direct(1)		$21,381		$20,072		$24,088
Assumed		1,218		1,208		1,185
Ceded		(555)		(554)		(531)

Premiums		$22,044		$20,726		$24,742

Benefit payments:
Direct		$23,136		$21,447		$18,096
Assumed		1,246		1,266		1,344
Ceded		(595)		(652)		(606)

Benefit payments		$23,787		$22,061		$18,834

(1) Includes considerations for supplementary contracts with life contingencies of $58 million, $47 million and $42 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Reinsurance Assumed

The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company’s risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA’s exposure to mortality risk. At December 31, 2024 and 2023, the Company held assumed liabilities for policy claims relating to this reinsurance agreement of $657 million and $667 million, respectively, which are included in policy claims in the accompanying Statutory Statements of Financial Position.

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE (continued)

Reinsurance Ceded

The Company enters into ceded reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue individual life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on life insurance policies on a quota share yearly renewable term basis, except for custom guarantee UL, asset flex, and certain VUL products. Most of the reinsurance ceded on new and inforce business is established on an automatic basis. The quota share currently ceded on new business generally ranges from 10% to 90%. All products are ceded from first dollar with the exception of reinsured VUL, which has a minimum size policy ceded of $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative reinsurance basis. The majority of the Company’s facultative reinsurance is for substandard cases in which it typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming reinsurers become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Life insurance ceded was 39% and 43% of total life insurance in-force at December 31, 2024 and 2023.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona (“NYLAZ”). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

NOTE 14—BENEFIT PLANS

The Company shares in the cost of the following plans sponsored by New York Life: (1) certain defined benefit pension plans for eligible employees and agents, (2) certain defined contribution plans for substantially all employees and agents, (3) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The cost allocated to the Company related to benefit plans is recorded under Operating expenses in the accompanying Statutory Statements of Operations. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2024, 2023 and 2022 (in millions):

	$		$		$
	2024		2023		2022
Defined benefit pension		$27		$25		$31
Defined contribution		11		10		10
Postretirement life and health		4		4		5
Postemployment		2		2		2

Total		$44		$41		$48

69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES

Guarantees

As stated in Note 3 - Significant Accounting Policies, at the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2024 and 2023, the Company had no such guarantees.

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from their agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and/or other operations, including actions involving retail sales practices. Some of the actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Borrowed Money

Refer to Note 6 - Investments for a more detailed discussion of the Company’s commitments for loaned securities and repurchase agreements.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

The Company recorded guaranty fund receivables of $4 million and $43 million at December 31, 2024 and 2023, respectively. The Company recorded guaranty fund liabilities of $10 million and $56 million at December 31, 2024 and 2023, respectively.

Other Commitments and Contingencies

Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the “Taiwan Branch”). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. (“Yuanta”). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation’s obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

At December 31, 2024 and 2023, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,075 million and $1,100 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2024 and 2023.

At December 31, 2024 and 2023, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $1,179 million and $1,109 million, respectively.

Unfunded commitments on limited partnerships, limited liability companies and other invested assets amounted to $790 million and $904 million at December 31, 2024 and 2023, respectively. Unfunded commitments on LIHTC amounted to $120 million and $163 million at December 31, 2024 and 2023, respectively. At December 31, 2024 and 2023, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statements of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

FHLB Agreement

The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh’s recovery from the collateral is limited to the amount of the Company’s liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2024 and 2023 was as follows (in millions):

	$		$
	2024		2023
Membership stock - Class B(1)		$25		$25
Activity stock		—		—

Aggregate total		$25		$25

Actual or estimated borrowing capacity as determined by the insurer		$7,223		$6,945

(1) Membership stock is not eligible for redemption.

At December 31, 2024 and 2023, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2024 and 2023 was as follows (in millions):

	$		$		$		$
	2024				2023
	General Account		Separate Account		General Account		Separate Account
Fair Value		$2,535		$—		$3,018		$—
Carrying Value		$2,535		$—		$3,018		$—
Maximum Amount Borrowed During the Year		$—		$—		$5		$—

The Company does not have any prepayment obligations for the borrowing arrangement.

71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2024 and 2023 (in millions):

	$		$		$		$		$		$		$		$		$
	2024						2023						Change
	Ordinary		Capital		Total		Ordinary		Capital		Total		Ordinary		Capital		Total
Gross DTAs		$1,923		$338		$2,261		$1,725		$356		$2,081		$198		$(18)		$180

Adjusted gross DTAs		1,923		338		2,261		1,725		356		2,081		198		(18)		180
Nonadmitted DTAs (1)		789		—		789		712		—		712		77		—		77

Subtotal net admitted DTAs		1,134		338		1,472		1,013		356		1,369		121		(18)		103
Gross DTLs		261		506		767		255		493		748		6		13		19

Net admitted DTAs (2)		$873		$(168)		$705		$758		$(137)		$621		$115		$(31)		$84

(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.

(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

The admission calculation components for the years ended December 31, 2024 and 2023 were as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2024			December 31, 2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$15	$15	$—	$22	$22	$—	$(7)	$(7)
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below)	686	5	691	597	2	599	89	3	92
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	686	5	691	597	2	599	89	3	92
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,157	N/A	N/A	1,246	N/A	N/A	(89)
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	448	318	766	416	332	748	32	(14)	18

DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$1,134	$338	$1,472	$1,013	$356	$1,369	$121	$(18)	$103

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows at December 31, 2024 and 2023 ($ in millions):

	$		$
	2024		2023
Ratio percentage used to determine recovery period and threshold limitation amount.		774%		877%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.		$7,711		$8,308

72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

There was no impact on the Company’s adjusted gross and net admitted DTAs or corporate alternative minimum tax (“CAMT”) DTAs, if any, due to tax planning strategies at December 31, 2024 and 2023. The Company did not use reinsurance in its tax planning strategies.

The Company had no unrecognized DTLs at December 31, 2024 and 2023. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2024, 2023 and 2022 were as follows (in millions):

	$		$		$		$		$
	2024		2023		2022		Change 2024-2023		Change 2023-2022
Federal(1)		$210		$247		$114		$(37)		$133
Foreign		—		21		—		(21)		21

Subtotal		210		268		114		(58)		154

Federal income tax on net capital gains (losses)		(54)		(41)		16		(13)		(57)
Other		—		—		—		—		—

Total federal and foreign income taxes		$156		$227		$130		$(71)		$97

(1) The Company had investment tax credits of $40 million, $33 million and $28 million for the years ended December 31, 2024, 2023 and 2022, respectively.

73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs for the years ended December 31, 2024 and 2023 were as follows (in millions):

	$		$		$
	2024		2023		Change
DTAs
Ordinary:
Policyholder reserves		$1,155		$1,026		$129
Deferred acquisition costs		435		411		24
Investments		252		234		18
Pension accrual		19		20		(1)
Receivables - nonadmitted		55		17		38
Fixed assets		1		2		(1)
Other		6		15		(9)

Subtotal		1,923		1,725		198
Nonadmitted		789		712		77

Admitted ordinary DTAs		1,134		1,013		121

Capital:
Investments		338		356		(18)

Subtotal		338		356		(18)
Nonadmitted		—		—		—

Admitted capital DTAs		338		356		(18)

Total admitted DTAs		1,472		1,369		103

DTLs
Ordinary:
Policyholder reserves		44		80		(36)
Investments		208		166		42
Other		9		9		—

Subtotal		261		255		6

Capital:
Investments		506		493		13

Subtotal		506		493		13

Total DTLs		767		748		19

Net admitted DTAs		$705		$621		$84

Change in deferred income tax on change in net unrealized capital gains/losses						$(6)
Change in net deferred taxes related to other items						167
Change in DTAs nonadmitted						(77)

Change in net admitted DTAs						$84

74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company’s income tax expense and change in net DTAs for the years ended December 31, 2024, 2023 and 2022 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	$		$		$		$		$
	2024		2023		2022		Change 2024-2023		Change 2023-2022
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate		$117		$141		$(106)		$(24)		$247
Net realized capital (losses)/gains at statutory rate		(74)		(24)		(15)		(50)		(9)
Tax exempt income		(38)		(33)		(35)		(5)		2
Tax credits, net of withholding		(47)		(41)		(40)		(6)		(1)
Amortization of IMR		6		(1)		(6)		7		5
Dividend from MCF		(21)		(72)		(37)		51		(35)
Partnership income from MCF		49		57		54		(8)		3
Prior year audit liability and settlement		(3)		4		1		(7)		3
Non-admitted assets		(40)		4		(6)		(44)		10
Other items impacting surplus		40		4		4		36		—
Other		—		(1)		5		1		(6)

Federal and foreign income taxes incurred and change in net deferred taxes during the year		$(11)		$38		$(181)		$(49)		$219

Federal and foreign income tax expense reported in the Company’s Statutory Statements of Operations		$210		$268		$114		$(58)		$154
Capital gains tax (benefit)/expense incurred		(54)		(41)		16		(13)		(57)
Change in net DTAs		(167)		(189)		(311)		22		122
Change in current and deferred income taxes reported in surplus		—		—		—		—		—

Federal and foreign income taxes incurred and change in net deferred taxes during the year		$(11)		$38		$(181)		$(49)		$219

The Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, NYL Investors, LLC, LINA, New York Life Group Insurance Company of NY (“NYLGICNY”), and LINA Benefit Payments, Inc. Refer to Note 3 – Significant Accounting Policies - Federal Income Taxes.

As a member of NYLIC’s consolidated group, the Company’s federal income tax returns are routinely audited by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2013, and tax years 2014 through 2018 are currently under examination. There were no material effects in the Company’s Statement of Operations as a result of these audits.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company did not have any operating loss, tax credit or CAMT credit carry forwards available for tax purposes. For the years ended December 2024, 2023, and 2022, the Company’s income taxes incurred in current and prior years that will be available for recoupment in the event of future net losses were as follows (in millions):

	$
Year
2024		$—
2023		$—
2022		$21

The Inflation Reduction Act (“IRA”) of 2022 was enacted on August 16, 2022. The IRA includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income set forth on the applicable financial statement of an applicable corporation. The NAIC adopted Interpretation (“INT”) 23-03 to apply to December 31, 2023 and subsequent years. The Company has determined as of the reporting date that it will be an applicable corporation but will not be liable for CAMT for the reporting year. The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for valuation allowance for its non-CAMT DTA’s. As the subsidiary that is a member of a controlled group of corporations that file a consolidated return, any CAMT liability will be borne by the parent.

At December 31, 2024 and 2023, the Company recorded a current income tax receivable of $55 million and tax payable of $23 million, respectively, which is included in Other liabilities in the accompanying Statutory Statements of Financial Position.

At December 31, 2024, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the Internal Revenue Code.

NOTE 17—CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

The Company did not receive a capital contribution from New York Life for the years ended December 31, 2024, 2023, and 2022.

Other Surplus Adjustments

Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2024, 2023 and 2022, principally include the effects of the following (in millions):

	$		$		$
	2024		2023		2022
Surplus withdrawn from separate accounts		$47		$58		$48
Changes in surplus relating to separate accounts		(44)		(74)		(29)
Change in liability for reinsurance in unauthorized companies		3		2		(2)

Total		$6		$(14)		$17

76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 17—CAPITAL AND SURPLUS (continued)

Nonadmitted Assets

Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

Special Surplus Funds

At December 31, 2024, the Company had special surplus funds of $544 million (includes $528 million in the General Account and $16 million from Separate Accounts) due to the admittance of negative IMR. Refer to Note 6 - Investments for a more detailed discussion on Admitted Negative IMR.

NOTE 18—DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, not to exceed 30 percent of its surplus to policyholders as of the immediately preceding calendar year, of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2024, the amount of earned surplus of the Company available for the payment of dividends was $3,406 million. The maximum amount of dividends that may be paid in 2025 without prior notice to or approval of the Commissioner is $842 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. For the years ended December 31, 2024, 2023 and 2022, the Company paid cash dividends to its sole stockholder, New York Life, of $890 million, $0 million, and $400 million, respectively.

NOTE 19—WRITTEN PREMIUMS

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2024 and 2023 were as follows (in millions):

	$		$		$	$		$
	2024					2023
	Gross		Net of Loading			Gross		Net of Loading
Group life(1)		$417		$417			$441		$441

Total		$417		$417			$441		$441

(1) Represents reinsurance premiums assumed from LINA. Refer to Note 13 - Reinsurance for more details.

77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19—WRITTEN PREMIUMS (continued)

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium, net of reinsurance that is due and unpaid at the reporting date. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

Based upon the Company experience, the amount of premiums that may become uncollectible and result in a potential loss is not material to the Company’s financial position. At December 31, 2024 and 2023, the Company had less than $1 million of uncollected premiums, respectively, that were nonadmitted as they were over 90 days past due.

The Company did not have any direct premium written/produced by a single managing general agent/third-party administrator that was equal to or greater than 5% of surplus for the years ended December  31, 2024 and 2023, respectively.

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company does not have any loan-backed and structured securities, which are other-than-temporarily impaired where the Company intends to sell, or does not have the intent and ability to hold until recovery, at December 31, 2024.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
059469AF3	$388	$379	$9	$379	$351	12/31/2024
05953YAA9	1,978	1,971	7	1,971	1,824	12/31/2024
1248MBAJ4	2,277	2,264	13	2,264	1,956	12/31/2024
1248MBAL9	637	633	4	633	550	12/31/2024
12628KAF9	389	374	16	374	330	12/31/2024
12628LAJ9	70	66	4	66	62	12/31/2024
126384AQ9	11	11	0	11	10	12/31/2024
12638PAE9	658	653	6	653	529	12/31/2024
12667FJ55	549	546	3	546	492	12/31/2024
12667G6W8	672	666	6	666	596	12/31/2024
12667GXM0	609	596	13	596	544	12/31/2024
12667GXN8	214	209	5	209	194	12/31/2024
12668AMN2	718	711	7	711	633	12/31/2024
126694DT2	169	166	3	166	138	12/31/2024
17309YAF4	301	300	1	300	267	12/31/2024
225470S95	245	243	2	243	181	12/31/2024
3622E8AC9	1,419	1,391	29	1,391	1,273	12/31/2024
3622E8AF2	672	656	17	656	610	12/31/2024

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
3622ELAG1	144	141	3	141	130	12/31/2024
3622EUAB2	260	259	2	259	244	12/31/2024
3622EUAC0	563	560	4	560	533	12/31/2024
3622MPAT5	12	12	0	12	11	12/31/2024
362334MD3	32	32	0	32	28	12/31/2024
362375AF4	312	308	4	308	300	12/31/2024
36244SAC2	1,950	1,922	28	1,922	1,713	12/31/2024
36244SAF5	1,187	1,172	15	1,172	1,064	12/31/2024
45660LSY6	1,516	1,416	100	1,416	1,361	12/31/2024
466247ZQ9	235	233	2	233	199	12/31/2024
46627MEA1	506	489	17	489	442	12/31/2024
46628BBD1	97	95	1	95	72	12/31/2024
46628SAE3	1,059	1,029	30	1,029	979	12/31/2024
46628SAG8	752	731	21	731	705	12/31/2024
46630MAG7	225	222	3	222	189	12/31/2024
53947LAG3	15,033	12,287	2,746	12,287	15,033	12/31/2024
57643MCG7	64	64	0	64	63	12/31/2024
61749EAD9	1,230	1,213	17	1,213	1,085	12/31/2024
61749EAE7	352	347	5	347	313	12/31/2024
61749EAH0	387	382	5	382	338	12/31/2024
61750YAD1	757	741	16	741	719	12/31/2024
61750YAE9	106	104	2	104	103	12/31/2024
61750YAJ8	204	200	4	200	195	12/31/2024
61751DAE4	220	211	9	211	185	12/31/2024
61751JAH4	623	610	13	610	570	12/31/2024
61751JAJ0	620	607	13	607	570	12/31/2024
61752RAJ1	427	418	9	418	406	12/31/2024
61752RAM4	416	408	9	408	397	12/31/2024
65537BAC4	1,201	1,179	22	1,179	1,091	12/31/2024
65537BAF7	782	768	14	768	713	12/31/2024
69336RBS8	8	6	2	6	1	12/31/2024
75970HAD2	30	30	0	30	29	12/31/2024
76110VSU3	9	8	0	8	8	12/31/2024
76114CAD8	167	166	1	166	151	12/31/2024
76114QAC9	49	48	1	48	43	12/31/2024
007034BN0	179	160	19	160	157	9/30/2024
059469AF3	397	392	5	392	376	9/30/2024
12627HAK6	340	339	1	339	306	9/30/2024
12628KAF9	401	392	9	392	353	9/30/2024
12628LAJ9	73	70	3	70	65	9/30/2024
12629EAD7	550	533	17	533	425	9/30/2024

79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
126384AQ9	11	11	0	11	11	9/30/2024
12667FJ55	565	551	13	551	506	9/30/2024
12667G6W8	691	685	7	685	621	9/30/2024
12667GXM0	625	614	11	614	562	9/30/2024
12667GXN8	219	215	4	215	200	9/30/2024
126694DT2	141	139	2	139	113	9/30/2024
17309BAB3	75	73	2	73	70	9/30/2024
225470S95	247	245	2	245	187	9/30/2024
36228F3Q7	1	1	0	1	1	9/30/2024
3622ELAG1	147	144	3	144	134	9/30/2024
3622MPAT5	12	12	0	12	11	9/30/2024
362334MD3	33	33	0	33	30	9/30/2024
362375AF4	316	313	3	313	309	9/30/2024
36242DD26	259	258	1	258	254	9/30/2024
36244SAC2	2,012	1,968	44	1,968	1,795	9/30/2024
36244SAF5	1,225	1,198	27	1,198	1,115	9/30/2024
466247ZQ9	240	235	5	235	207	9/30/2024
46627MEA1	520	515	5	515	466	9/30/2024
46628BBD1	100	97	3	97	73	9/30/2024
46628SAE3	1,081	1,072	10	1,072	1,040	9/30/2024
46628SAG8	768	761	7	761	749	9/30/2024
46630MAG7	230	228	2	228	200	9/30/2024
53947LAG3	15,891	15,054	836	15,054	15,054	9/30/2024
53948TAD2	10,182	0	10,182	0	0	9/30/2024
61749EAD9	1,269	1,241	28	1,241	1,150	9/30/2024
61749EAE7	363	355	8	355	332	9/30/2024
61749EAH0	399	392	7	392	358	9/30/2024
61750YAB5	30	29	0	29	29	9/30/2024
61750YAD1	769	757	12	757	739	9/30/2024
61750YAE9	108	106	2	106	105	9/30/2024
61750YAJ8	208	204	3	204	201	9/30/2024
61751JAH4	630	630	0	630	590	9/30/2024
61751JAJ0	626	626	0	626	590	9/30/2024
61752RAH5	217	212	4	212	205	9/30/2024
61752RAJ1	480	470	9	470	458	9/30/2024
61752RAM4	462	452	11	452	441	9/30/2024

80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
65537BAC4	1,224	1,210	14	1,210	1,135	9/30/2024
65537BAF7	797	788	9	788	742	9/30/2024
69336RBS8	9	8	2	8	3	9/30/2024
75970HAD2	65	64	1	64	65	9/30/2024
76110VSU3	11	9	2	9	9	9/30/2024
76114QAC9	49	49	0	49	44	9/30/2024
L2287*AA5	3,871	3,417	454	3,417	3,596	9/30/2024
L2287*AB3	2,688	2,302	386	2,302	2,422	9/30/2024
L2287*AC1	9,264	7,944	1,319	7,944	8,360	9/30/2024
12544TAH7	296	224	72	224	293	6/30/2024
12628KAF9	407	404	3	404	355	6/30/2024
12628LAJ9	75	74	1	74	68	6/30/2024
12667FJ55	566	565	1	565	493	6/30/2024
12667G6W8	711	705	6	705	617	6/30/2024
12668AMN2	771	769	2	769	679	6/30/2024
126694DT2	151	142	9	142	111	6/30/2024
17029PAA3	619	607	13	607	607	6/30/2024
17309BAB3	77	76	1	76	69	6/30/2024
17309YAF4	311	309	1	309	270	6/30/2024
36228F3Q7	2	2	0	2	2	6/30/2024
3622E8AC9	1,493	1,442	51	1,442	1,245	6/30/2024
3622E8AF2	706	680	26	680	602	6/30/2024
3622ELAG1	149	148	1	148	131	6/30/2024
3622EUAB2	266	262	4	262	249	6/30/2024
3622EUAC0	575	567	8	567	543	6/30/2024
362334MD3	34	33	1	33	29	6/30/2024
36242DD26	288	262	26	262	246	6/30/2024
36244SAC2	2,047	2,044	3	2,044	1,801	6/30/2024
36244SAF5	1,272	1,244	28	1,244	1,119	6/30/2024
45660LSY6	1,615	1,594	21	1,594	1,465	6/30/2024
46628SAE3	1,112	1,085	27	1,085	1,016	6/30/2024
46628SAG8	790	771	19	771	732	6/30/2024
46630MAG7	233	232	1	232	197	6/30/2024
57643MCG7	66	66	0	66	66	6/30/2024
61749EAD9	1,312	1,280	32	1,280	1,139	6/30/2024
61749EAE7	375	366	9	366	329	6/30/2024

81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61749EAH0	413	403	10	403	354	6/30/2024
61750YAB5	30	30	0	30	29	6/30/2024
61750YAD1	776	772	4	772	721	6/30/2024
61750YAE9	109	108	1	108	103	6/30/2024
61750YAJ8	210	208	1	208	196	6/30/2024
61751DAE4	225	225	1	225	192	6/30/2024
61751JAH4	642	634	8	634	579	6/30/2024
61751JAJ0	638	630	8	630	579	6/30/2024
61752RAH5	221	219	2	219	202	6/30/2024
61752RAJ1	490	485	4	485	450	6/30/2024
61752RAM4	471	467	4	467	435	6/30/2024
65537BAC4	1,233	1,232	1	1,232	1,037	6/30/2024
65537BAF7	803	802	1	802	678	6/30/2024
69336RBS8	10	9	1	9	4	6/30/2024
75970HAD2	96	95	1	95	93	6/30/2024
76110VSU3	12	11	1	11	10	6/30/2024
76114QAC9	49	49	0	49	43	6/30/2024
059469AF3	497	403	93	403	376	3/31/2024
059515AE6	384	383	0	383	373	3/31/2024
05953YAA9	2,202	2,084	118	2,084	1,894	3/31/2024
1248MBAJ4	2,678	2,416	262	2,416	2,129	3/31/2024
1248MBAL9	754	675	78	675	598	3/31/2024
12627HAK6	443	345	98	345	306	3/31/2024
12628KAF9	563	413	150	413	372	3/31/2024
12628LAJ9	112	76	37	76	70	3/31/2024
12629EAD7	651	567	84	567	448	3/31/2024
126384AQ9	15	12	3	12	11	3/31/2024
12638PAE9	754	668	87	668	542	3/31/2024
12667FJ55	677	583	94	583	519	3/31/2024
12667G6W8	744	722	22	722	643	3/31/2024
12667G7X5	350	325	25	325	315	3/31/2024
12667GXM0	686	660	26	660	587	3/31/2024
12667GXN8	240	231	9	231	209	3/31/2024
12668AMN2	800	782	18	782	696	3/31/2024
126694DT2	284	225	60	225	194	3/31/2024
161546GK6	1,184	1,184	0	1,184	1,117	3/31/2024

82

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
17029PAA3	636	619	16	619	619	3/31/2024
17309BAB3	86	78	8	78	71	3/31/2024
17309YAF4	326	314	12	314	275	3/31/2024
225470S95	266	249	17	249	178	3/31/2024
3622E8AC9	1,751	1,507	245	1,507	1,268	3/31/2024
3622E8AF2	868	713	156	713	614	3/31/2024
3622ELAG1	191	150	41	150	136	3/31/2024
3622EUAB2	334	268	66	268	253	3/31/2024
3622EUAC0	733	580	153	580	551	3/31/2024
3622MPAT5	13	13	0	13	11	3/31/2024
362334MD3	417	351	66	351	364	3/31/2024
362375AF4	440	321	119	321	321	3/31/2024
36244SAC2	2,280	2,075	205	2,075	1,836	3/31/2024
36244SAF5	1,419	1,290	129	1,290	1,141	3/31/2024
45660LSY6	1,659	1,631	28	1,631	1,504	3/31/2024
466247ZQ9	261	244	17	244	210	3/31/2024
46627MEA1	546	535	11	535	487	3/31/2024
46628SAE3	1,342	1,126	216	1,126	1,048	3/31/2024
46628SAG8	966	800	166	800	755	3/31/2024
46630MAG7	256	239	17	239	205	3/31/2024
57643MCG7	83	82	1	82	83	3/31/2024
61749EAD9	1,565	1,321	244	1,321	1,219	3/31/2024
61749EAE7	435	378	57	378	350	3/31/2024
61749EAH0	468	415	53	415	378	3/31/2024
61750YAB5	539	442	97	442	454	3/31/2024
61750YAD1	949	784	166	784	738	3/31/2024
61750YAE9	134	110	24	110	105	3/31/2024
61750YAJ8	256	212	45	212	200	3/31/2024
61751DAE4	254	227	26	227	196	3/31/2024
61751JAH4	824	652	173	652	598	3/31/2024
61751JAJ0	819	648	171	648	598	3/31/2024
61752RAH5	255	223	32	223	206	3/31/2024
61752RAJ1	569	495	75	495	459	3/31/2024
61752RAM4	561	476	85	476	443	3/31/2024
61946UAA0	5,332	5,330	2	5,330	5,085	3/31/2024
61947DAA7	2,956	2,921	35	2,921	2,464	3/31/2024

83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
65537BAC4	1,449	1,249	200	1,249	1,067	3/31/2024
65537BAF7	949	813	136	813	697	3/31/2024
69336QAL6	398	352	46	352	387	3/31/2024
69336RBS8	16	10	6	10	5	3/31/2024
69337VAE0	1,049	774	276	774	826	3/31/2024
75970HAD2	94	89	5	89	88	3/31/2024
76110VSU3	135	12	123	12	11	3/31/2024
76114CAD8	181	177	3	177	153	3/31/2024
76114QAC9	52	49	3	49	44	3/31/2024
87222PAD5	186	124	63	124	139	3/31/2024

Subtotal - General Account	XXX	XXX	$22,261	XXX	XXX

Guaranteed Separate Accounts
059469AF3	65	63	1	63	59	12/31/2024
1248MBAL9	98	97	1	97	85	12/31/2024
12628KAF9	51	49	2	49	43	12/31/2024
126384AQ9	11	11	0	11	10	12/31/2024
17309YAF4	196	196	0	196	174	12/31/2024
3622E8AC9	30	30	1	30	27	12/31/2024
3622MPAT5	12	12	0	12	11	12/31/2024
36244SAC2	107	105	2	105	94	12/31/2024
36244SAF5	98	97	1	97	89	12/31/2024
61749EAD9	55	54	1	54	48	12/31/2024
61749EAE7	27	27	0	27	24	12/31/2024
61749EAH0	83	82	1	82	72	12/31/2024
61750YAE9	26	26	1	26	26	12/31/2024
61750YAJ8	77	75	2	75	73	12/31/2024
61751DAE4	31	30	1	30	26	12/31/2024
75970HAD2	4	4	0	4	4	12/31/2024
76110VSU3	0	0	0	0	0	12/31/2024
059469AF3	66	65	1	65	63	9/30/2024
12627HAK6	60	60	0	60	54	9/30/2024
12628KAF9	52	51	1	51	46	9/30/2024
126384AQ9	11	11	0	11	11	9/30/2024
3622MPAT5	12	12	0	12	11	9/30/2024
36244SAC2	110	108	2	108	98	9/30/2024
36244SAF5	101	99	2	99	93	9/30/2024
61749EAD9	56	55	1	55	51	9/30/2024
61749EAE7	28	27	1	27	26	9/30/2024
61749EAH0	85	84	1	84	77	9/30/2024
61750YAE9	27	26	0	26	26	9/30/2024

84

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61750YAJ8	78	77	1	77	75	9/30/2024
75970HAD2	7	7	0	7	7	9/30/2024
76110VSU3	0	0	0	0	0	9/30/2024
12628KAF9	53	53	0	53	46	6/30/2024
17309YAF4	202	202	1	202	176	6/30/2024
3622E8AC9	32	31	1	31	26	6/30/2024
36244SAC2	112	112	0	112	99	6/30/2024
36244SAF5	106	103	3	103	93	6/30/2024
61749EAD9	58	57	1	57	51	6/30/2024
61749EAE7	29	28	1	28	25	6/30/2024
61749EAH0	88	86	2	86	76	6/30/2024
61750YAE9	27	27	0	27	26	6/30/2024
61750YAJ8	79	78	0	78	73	6/30/2024
61751DAE4	32	32	0	32	27	6/30/2024
75970HAD2	11	11	0	11	11	6/30/2024
059469AF3	82	67	15	67	63	3/31/2024
059515AE6	49	49	0	49	48	3/31/2024
1248MBAL9	116	104	12	104	92	3/31/2024
12627HAK6	78	61	17	61	54	3/31/2024
12628KAF9	73	54	20	54	49	3/31/2024
126384AQ9	15	12	3	12	11	3/31/2024
17309YAF4	213	205	8	205	179	3/31/2024
3622E8AC9	37	32	5	32	27	3/31/2024
3622MPAT5	13	13	0	13	11	3/31/2024
362334MD3	29	24	5	24	25	3/31/2024
36244SAC2	124	114	11	114	101	3/31/2024
36244SAF5	118	107	10	107	95	3/31/2024
61749EAD9	69	59	11	59	54	3/31/2024
61749EAE7	33	29	4	29	27	3/31/2024
61749EAH0	100	89	11	89	81	3/31/2024
61750YAB5	62	51	11	51	53	3/31/2024
61750YAE9	33	27	6	27	26	3/31/2024
61750YAJ8	96	79	16	79	75	3/31/2024
61751DAE4	36	32	4	32	28	3/31/2024
61946UAA0	346	346	0	346	330	3/31/2024
61947DAA7	602	595	7	595	502	3/31/2024
75970HAD2	12	11	1	11	11	3/31/2024
76110VSU3	1	0	1	0	0	3/31/2024

Subtotal - Guaranteed Separate Accounts	XXX	XXX	$ 215	XXX	XXX
Grand Total	XXX	XXX	$22,476	XXX	XXX

(1) Only the impaired lots within each CUSIP are included within this table.

(2) CUSIP amounts less than $1 thousand within this table are shown as zero.

85

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 21—SUBSEQUENT EVENTS

At February 28, 2025, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

86

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AG 43	Actuarial Guideline 43 CARVM for variable annuities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CAMT	Corporate Alternative Minimum Tax
CARVM	Commissioners’ Annuity Reserve Valuation Method
COLI	Corporate owned life insurance
CRVM	Commissioners’ Reserve Valuation Method
CSAs	Credit support annexes
DTA(s)	Deferred tax asset(s)
DTL(s)	Deferred tax liability(ies)
ETFs	Exchange traded funds
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
INT	Interpretation 23-01 adopted by the NAIC
IRA	The Inflation Reduction Act of 2022
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLGICNY	New York Life Group Insurance Company of NY
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYSDFS	New York State Department of Financial Services
OTC	Over-the-counter
OTC-bilateral	Over-the-counter bilateral agreements
OTC-cleared	Over-the-counter clearinghouse
OTTI	Other-than-temporary impairment(s)

87

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
PBR	Principle-based reserving
SEC	U.S. Securities and Exchange Commission
SSAP	Statement of Statutory Accounting Principles
SVO	Securities Valuation Office
Taiwan Branch	NYLIAC’s former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TDR	Troubled debt restructuring
The Commissioner	Delaware Insurance Commissioner
The Company	New York Life Insurance and Annuity Corporation
The Department	Delaware State Insurance Department
The Fund	The MainStay VP Funds Trust
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VM-20	Valuation manual requirements for PBR for individual life products
VM-21	Valuation manual requirements for PBR for variable annuity products
VM-22	Valuation manual requirements for maximum valuation interest rates for income annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

88

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

At and for the Year Ended December 31, 2024

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$154,996,752
Other bonds (unaffiliated)	4,096,099,869
Bonds of affiliates	224,579,068
Preferred stocks (unaffiliated)	297,593
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	15,843,650
Common stocks of affiliates	—
Mortgage loans	808,506,316
Real estate	17,216,456
Premium notes, policy loans and liens	55,958,955
Cash on hand and on deposit	9,340,448
Short-term investments	149,800,467
Derivative instruments	132,772,019
Other invested assets	133,934,943
Aggregate write-ins for investment income	9,558,202

Gross investment income	$5,808,904,738

Real Estate Owned - Book Value less Encumbrances	$88,883,285

Mortgage Loans - Book Value:
Residential mortgages	$3,700,493
Commercial mortgages	17,127,628,851
Mezzanine real estate loans	318,881,363

Total mortgage loans	$17,450,210,707

Mortgage Loans by Standing - Book Value:
Good standing	$17,351,596,853

Good standing with restructured terms	$16,627,560

Interest overdue more than 90 days, not in foreclosure	$78,086,294

Foreclosures in process	$3,900,000

Other Invested Assets - Statement Value	$3,739,246,706

Collateral Loans	$—

89

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$3,297,517,367

Preferred stocks	$—

Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$13,961,345,484
Over one year through five years	37,459,791,690
Over five years through 10 years	24,870,504,035
Over 10 years through 20 years	10,903,477,350
Over 20 years	18,347,977,375

Total by maturity	$105,543,095,934

Bonds by NAIC designation - statement value
NAIC 1	$64,325,997,168
NAIC 2	36,018,092,870
NAIC 3	3,212,437,336
NAIC 4	1,682,781,142
NAIC 5	261,983,718
NAIC 6	41,803,700

Total by NAIC designation	$105,543,095,934

Total bonds publicly traded	$54,035,765,861

Total bonds privately placed	$51,507,330,073

Preferred Stocks - Statement Value	$43,090,425

Common Stocks - Fair Value	$732,344,920

Short-Term Investments - Book Value	$149,971,684

Options, Caps and Floors Owned - Statement Value	$349,742,102

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$898,007,186

Future Contracts Open - Current Value	$(45,675)

Cash on Deposit	$(184,274,598)

90

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—

Ordinary	$183,615,071

Credit life	$—

Group life	$752,804,079

Amount of Accidental Death Insurance In-Force Under Ordinary Policies (in thousands):	$741,272

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—

Ordinary	$14,473,088

Credit life	$—

Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$288,184,521

Income payable	$53,254,933

Ordinary - involving life contingencies
Income payable	$53,465,292

Group - not involving life contingencies
Amount on deposit	$—

Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$2,263,782,716

Deferred - fully paid account balance	$57,002,887,362

Deferred - not fully paid - account balance	$38,845,709,942

Group
Amount of income payable	$78,082,654

Fully paid account balance	$962,527

Not fully paid - account balance	$—

91

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—

Group	$—

Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$353,014,976

Dividend accumulations - account balance	$—

Claim Payments 2024 (in thousands):
Group accident and health - year ended December 31, 2024
2024	$—

2023	$—

2022	$—

2021	$—

2020	$—

Prior	$—

Other accident and health
2024	$—

2023	$—

2022	$—

2021	$—

2020	$—

Prior	$—

Other coverages that use developmental methods to calculate claims reserves (in thousands):

2024	$964

2023	$938

2022	$1,010

2021	$926

2020	$956

Prior	$69

92

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE

At and for the Year Ended December 31, 2024

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$5,127,012,624	3.937%	$5,127,012,624		$5,127,012,624	3.938%
All other governments	260,306,826	0.200	260,306,826		260,306,826	0.200
U.S. states, territories and possessions, etc. guaranteed		—			—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed		—			—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	9,344,754,153	7.176	9,344,754,153		9,344,754,153	7.178
Industrial and miscellaneous	82,956,864,530	63.704	82,956,864,530		82,956,864,530	63.718
Hybrid securities		—			—	—
Parent, subsidiaries and affiliates	3,297,517,367	2.532	3,297,517,367		3,297,517,367	2.533
SVO identified funds	562,434,306	0.432	562,434,306		562,434,306	0.432
Unaffiliated Bank loans	583,712,531	0.448	583,712,531		583,712,531	0.448
Unaffiliated Certificates of deposit		—			—	—
Total long-term bonds	102,132,602,337	78.429	102,132,602,337	—	102,132,602,337	78.446
Preferred Stocks:		—				—
Industrial and miscellaneous (Unaffiliated)	43,090,425	0.033	43,090,425		43,090,425	0.033
Parent, subsidiaries and affiliates		—			—	—
Total preferred stocks	43,090,425	0.033	43,090,425	—	43,090,425	0.033
Common Stock:
Industrial and miscellaneous
Publicly traded (Unaffiliated)	336,811,186	0.259	336,811,186		336,811,186	0.259
Industrial and miscellaneous Other (Unaffiliated)	34,445,537	0.026	34,445,537		34,445,537	0.026
Parent, subsidiaries and affiliates Publicly traded		—			—	—
Parent, subsidiaries and affiliates Other		—			—	—
Mutual funds	100,628,975	0.077	100,628,975		100,628,975	0.077
Unit investment trusts		—			—	—
Closed-end funds		—			—	—
Exchange traded funds	260,459,229	0.200	260,459,229		260,459,229	0.200
Total common stocks	732,344,927	0.562	732,344,927	—	732,344,927	0.563
Mortgage loans:
Farm mortgages		—			—	—
Residential mortgages	3,700,493	0.003	3,700,493		3,700,493	0.003
Commercial mortgages	17,127,628,851	13.153	17,127,628,851		17,127,628,851	13.155
Mezzanine real estate loans	318,881,363	0.245	318,881,363		318,881,363	0.245
Total valuation allowance		—			—	—
Total mortgage loans	17,450,210,707	13.400	17,450,210,707	—	17,450,210,707	13.403

93

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE (continued)

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Real Estate:
Properties occupied by company		—			—	—
Properties held for production of income	88,883,285	0.068	88,883,285		88,883,285	0.068
Properties held for sale		—			—	—
Total real estate	88,883,285	0.068	88,883,285	—	88,883,285	0.068
Cash, cash equivalents and short-term investments:
Cash	(184,274,598)	(0.142)	(184,274,598)		(184,274,598)	(0.142)
Cash equivalents	3,397,559,803	2.609	3,397,559,805		3,397,559,805	2.610
Short-term investments	149,971,683	0.115	149,971,684		149,971,684	0.115
Total cash, cash equivalents and short-term investments	3,363,256,888	2.583	3,363,256,891	—	3,363,256,891	2.583
Contract loans	1,045,509,995	0.803	1,024,304,990		1,024,304,990	0.787
Derivatives	1,519,143,792	1.167	1,519,143,792		1,519,143,792	1.167
Other invested assets	3,746,378,080	2.877	3,739,246,706		3,739,246,706	2.872
Receivables for securities	107,878	—	107,878		107,878	—
Securities lending		—			—	—
Other invested assets	100,785,016	0.077	100,785,016		100,785,016	0.077

Total invested assets	$130,222,313,330	100.000%	$130,193,976,954	$—	$130,193,976,954	100.000%

94

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES

At and for the Year Ended December 31, 2024

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1. Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $144,458,065,137

2. Ten largest exposures to a single issuer/borrower/investment.

Issuer	Description of Exposure	Amount	Percentage of Admitted Assets
MADISON CAPITAL FUNDING LLC	Affiliated Bonds/Limited Partnerships	$3,641,046,901	2.52%
WELLS FARGO	Bonds/Equity	$1,087,239,209	0.75%
JP MORGAN	Bonds/Equity	$958,568,597	0.66%
EXETER PROPERTY GROUP, LLC	Mortgage Loans	$799,965,730	0.55%
MORGAN STANLEY	Bonds/Equity	$787,492,882	0.55%
NYLIM HOLDINGS NOTE	Affiliated Bonds	$762,000,000	0.53%
CITI GROUP	Bonds/Equity	$728,842,478	0.50%
GIC REAL ESTATE	Mortgage Loans	$612,342,481	0.42%
BLACKSTONE	Mortgage Loans/Bonds	$499,562,110	0.35%
GS MORTGAGE	Bonds	$478,952,007	0.33%

3. Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$64,325,997,169	44.53%	P/RP - 1	$—	—%
NAIC – 2	$36,018,092,871	24.93%	P/RP - 2	$14,852,000	0.01%
NAIC – 3	$3,212,437,336	2.22%	P/RP - 3	$—	—%
NAIC – 4	$1,682,781,142	1.16%	P/RP - 4	$—	—%
NAIC – 5	$261,983,718	0.18%	P/RP - 5	$138,543	—%
NAIC – 6	$41,803,700	0.03%	P/RP - 6	$28,099,882	0.02%

95

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4. Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10
Total admitted assets held in foreign investments	$18,186,160,258	12.59%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
Countries rated NAIC-1	$17,104,853,188	11.84%
Countries rated NAIC-2	$829,858,811	0.57%
Countries rated NAIC-3 or below	$251,448,260	0.17%
6. Largest foreign investment exposures by country, categorized by NAIC sovereign rating:
Countries rated NAIC-1:
UNITED KINGDOM	$4,901,108,250	3.39%
CAYMAN ISLANDS	$3,491,295,634	2.42%
Countries rated NAIC-2:
MEXICO	$282,342,775	0.20%
INDONESIA	$127,741,415	0.09%
Countries rated NAIC-3 or below:
COLOMBIA	$72,753,786	0.05%
BARBADOS	$40,581,633	0.03%
7. Aggregate unhedged foreign currency exposure	$186,833,780	0.12%
8. Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:	$175,696,599	0.12%
Countries rated NAIC-2:	$9,581,303	0.01%
Countries rated NAIC-3 or below:	$1,555,878	0.00%
9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:
LUXEMBOURG	$60,505,571	0.04%
AUSTRALIA	$37,526,791	0.03%
Countries rated NAIC-2:
INDIA	$4,560,425	—%
ITALY	$3,723,087	—%
Countries rated NAIC-3 or below:
BRAZIL	$909,831	—%
SOUTH AFRICA	$646,047	—%
10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

96

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Issuer	NAIC Rating
UBS GROUP AG	1.G	$179,594,589	0.12%
BARCLAYS PLC	2.A FE	$150,513,062	0.10%
INTERTEK GROUP PLC	2.A	$149,550,005	0.10%
OCP CLO LTD OCP_24-31	1.A FE	$141,158,000	0.10%
BALLYROCK CLO LTD BALLY_23-23A	1.A FE	$140,000,000	0.10%
MITSUBISHI UFJ FINANCIAL GROUP	1.G	$133,457,497	0.09%
BPCE SA	1.G	$133,225,620	0.09%
BANCO SANTANDER SA	2.A	$129,672,726	0.09%
BASF SE	1.G FE	$127,116,206	0.09%
TRITAX BIG BOX REIT PLC	2.A	$125,553,091	0.09%

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?

Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	$1,372,047,379	0.95%
STONE RIDGE HOLDINGS GROUP LLC	$254,252,043	0.18%
TRISTAN INCOME PLUS STRATEGY ONE SCSP	$96,810,583	0.07%
CURZON CAPITAL PARTNERS 5 LONG-LIFE LP	$82,580,206	0.06%
MSSDF MEMBER LLC	$80,567,538	0.06%
MACKAY SHIELDS EMERGING MARKETS DEBT PORTFOLIO	$52,578,665	0.04%
NYLIC HKP MEMBER LLC	$48,374,880	0.03%
FLYBRIDGE CAPITAL PARTNERS IV, L.P.	$47,464,947	0.03%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$43,442,442	0.03%
REEP-RTL NPM GA LLC	$39,992,455	0.03%

97

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [  ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05. Aggregate statement value of investments held in nonaffiliated, privately placed equities Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$916,246,008	$—	$916,246,008
BLACKROCK ADVISORS, LLC	$563,142,134	$563,142,134	$—
THE VANGUARD GROUP, INC.	$234,027,813	$234,027,813	$—
APOGEM CAPITAL	$164,116,441	$—	$164,116,441
NYL INVESTORS LLC - REAL ESTATE INVESTORS	$112,365,114	$—	$112,365,114
CANDRIAM LUXEMBOURG	$101,976,317	$—	$101,976,317
MACKAY	$84,107,066	$—	$84,107,066
FIDELITY MANAGEMENT & RESEARCH COMPANY	$30,000,100	$30,000,100	$—
EQT	$26,218,604	$—	$26,218,604
INDEXIQ ADVISORS LLC	$25,823,588	$25,823,588	$—

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

98

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Type ( Residential, Commercial, Agricultural)
COMMERCIAL	$306,245,000	0.21%
COMMERCIAL	$257,320,000	0.18%
COMMERCIAL	$247,100,000	0.17%
COMMERCIAL	$245,825,204	0.17%
COMMERCIAL	$245,426,985	0.17%
COMMERCIAL	$229,022,481	0.16%
COMMERCIAL	$224,516,000	0.16%
COMMERCIAL	$221,730,000	0.15%
COMMERCIAL	$219,484,000	0.15%
COMMERCIAL	$180,800,000	0.13%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$631,903,120	0.44%
Mortgage loans over 90 days past due	$37,067,063	0.03%
Mortgage loans in the process of foreclosure	$3,900,000	—%
Mortgage loans foreclosed	$30,600,000	0.02%
Restructured mortgage loans	$57,646,791	0.04%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$169,625,018	0.12%	$—	—%
91% to 95%	$—	—%	$280,338,392	0.19%	$—	—%
81% to 90%	$—	—%	$433,909,306	0.30%	$—	—%
71% to 80%	$—	—%	$1,634,614,378	1.13%	$—	—%
Below 70%	$3,700,493	—%	$14,928,023,120	10.33%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

99

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

20. Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$1,010,289,236	0.70%	$1,023,526,289	$1,025,442,627	$990,942,208
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$459,711,000	0.32%	$465,344,000	$460,189,000	$457,511,000
Dollar repurchase agreements	$—	—%	$—	$—	$—
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

21. Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$349,742,102	0.24%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

22. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$253,683,306	0.18%	$234,566,592	$257,510,485	$254,590,474
Income generation	$—	—%	$—	$—	$—
Replications	$276,311,225	0.19%	$276,979,696	$276,583,500	$276,453,767
Other	$—	—%	$—	$—	$—

23. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$832,817	—%	$15,609,113	$870,500	$1,066,000
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

100

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4—SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS

At and for the Year Ended December 31, 2024

1.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A- 791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3.	Ceded Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a.

Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b.	Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4.

Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R, including any new assumption reinsurance contracts.

None

5.

Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under U.S. generally accepted accounting principles (GAAP); or

None

b.	Accounted for that contract as reinsurance under U.S. GAAP and as a deposit under SAP. If yes, explain why the contract (s) is treated different for GAAP and SAP.

None

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